BlackRock Retirement Income 2030 Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security Shares Value
Affiliated Investment Companies
Fixed Income Funds — 98.8%
BlackRock Multi-Asset Income Portfolio, Class
K
(a)
.......................... 459,704 $ 4,955,612
Security Shares Value
Short-Term Securities — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.21%
(a) (b)
.................. 92,311 $ 92,311
Total Affiliated Investment Companies — 100.6%
(Cost: $4,975,301)
(c)
.............................. 5,047,923
Liabilities in Excess of Other Assets — (0.6) % ............ (29,470)
Net Assets — 100.0% .............................. $ 5,018,453
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
(c)
Cost for U.S. federal income tax purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 113,760 $ — $ (21,449) $ — $ — $ 92,311 92,311 $ 1 $ —
BlackRock Multi-Asset Income
Portfolio, Class K ......... 5,217,643 — — — (262,031) 4,955,612 459,704 51,500 —
$ — $ (262,031) $ 5,047,923 $ 51,501 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Retirement Income 2030 Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Affiliated Investment Companies ................................ $ 4,955,612 $ — $ — $ 4,955,612
Short-Term Securities ....................................... 92,311 — — 92,311
$ 5,047,923 $ — $ — $ 5,047,923

Additional Financial Information
Schedule of Investments (Unaudited)
March 31, 2022
BlackRock Funds II
BlackRock Multi-Asset Income Portfolio

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Accredited Mortgage Loan Trust, Series
2004-4, Class M2, (LIBOR USD 1 Month +
1.58%), 2.03%, 01/25/35
(a)
.......... USD 736 $ 723,816
AGL CLO 17 Ltd.
(a)(b)
Series 2022-17A, Class C, (3 Month CME
Term SOFR + 2.10%), 2.34%, 01/21/35 1,500 1,482,135
Series 2022-17A, Class E, (3 Month CME
Term SOFR + 6.35%), 6.59%, 01/21/35
(c)
1,000 980,000
AGL CLO 3 Ltd., Series 2020-3A, Class C,
(LIBOR USD 3 Month + 2.15%), 2.39%,
01/15/33
(a)(b)
.................... 2,000 1,984,658
AIG CLO LLC
(a)(b)
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.30%, 04/20/32 ... 2,500 2,455,089
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.35%, 04/20/32 ... 1,000 982,389
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.24%, 04/15/34 ... 3,000 2,939,673
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.00%), 3.24%, 04/15/34 ... 3,100 2,986,289
Series 2021-2A, Class B, (LIBOR USD 3
Month + 1.75%), 2.00%, 07/20/34 ... 14,000 13,834,313
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.00%), 2.25%, 07/20/34 ... 5,000 4,943,402
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.05%), 3.30%, 07/20/34 ... 2,500 2,443,898
Series 2021-2A, Class E, (LIBOR USD 3
Month + 6.50%), 6.75%, 07/20/34 ... 2,325 2,251,308
Series 2021-3A, Class B, (LIBOR USD 3
Month + 1.75%), 1.86%, 01/25/35 ... 5,000 4,934,640
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.05%), 2.16%, 01/25/35 ... 3,000 2,937,913
Series 2021-3A, Class D, (LIBOR USD 3
Month + 3.10%), 3.21%, 01/25/35 ... 1,000 980,326
AIG CLO Ltd., Series 2019-2A, Class AR,
(LIBOR USD 3 Month + 1.10%), 1.36%,
10/25/33
(a)(b)
.................... 7,300 7,225,639
AIMCO CLO
(a)(b)
Series 2015-AA, Class BR2, (LIBOR USD 3
Month + 1.60%), 1.84%, 10/17/34 ... 1,500 1,479,825
Series 2015-AA, Class CR2, (LIBOR USD 3
Month + 2.00%), 2.24%, 10/17/34 ... 3,000 2,983,763
Series 2015-AA, Class DR2, (LIBOR USD 3
Month + 3.05%), 3.29%, 10/17/34 ... 3,500 3,449,880
AIMCO CLO 10 Ltd.
(a)(b)
Series 2019-10A, Class CR, (LIBOR USD 3
Month + 1.90%), 2.16%, 07/22/32 ... 7,500 7,375,791
Series 2019-10A, Class DR, (LIBOR USD 3
Month + 2.90%), 3.16%, 07/22/32 ... 3,500 3,437,056
AIMCO CLO 11 Ltd., Series 2020-11A, Class
CR, (LIBOR USD 3 Month + 2.00%), 2.24%,
10/17/34
(a)(b)
.................... 4,500 4,472,483
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.19%,
10/17/34
(a)(b)
.................... 1,500 1,472,964
AIMCO CLO Ltd., Series 2020-12A, Class
BR, (3 Month CME Term SOFR + 1.70%),
1.93%, 01/17/32
(a)(b)
............... 10,000 9,916,274
Ajax Mortgage Loan Trust
(b)
Series 2018-E, Class C, 0.00%, 06/25/58
(a)
67 65,052
Series 2018-F, Class C, 0.00%, 11/25/58 . 86 57,803
Series 2018-G, Class A, 4.38%, 06/25/57
(a)
3,486 3,488,103
Series 2018-G, Class B, 5.25%, 06/25/57
(a)
816 804,883
Series 2018-G, Class C, 5.25%, 06/25/57 2,082 2,062,539
Series 2019-B, Class A, 3.75%, 01/25/59
(a)
1,887 1,892,642
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-B, Class B, 5.25%, 01/25/59
(a)
USD 420 $ 416,344
Series 2019-B, Class C, 0.00%, 01/25/59 1,070 1,078,946
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (LIBOR USD 3 Month + 2.15%), 2.41%,
10/21/28
(a)(b)
.................... 1,300 1,290,065
Allegro CLO VI Ltd., Series 2017-2A, Class
B, (LIBOR USD 3 Month + 1.50%), 1.74%,
01/17/31
(a)(b)
.................... 1,000 986,510
Allegro CLO VII Ltd., Series 2018-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 1.89%,
06/13/31
(a)(b)
.................... 1,000 988,418
Allegro CLO XI Ltd., Series 2019-2A, Class
A1A, (LIBOR USD 3 Month + 1.39%),
1.64%, 01/19/33
(a)(b)
............... 2,000 1,997,780
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 2.09%, 10/15/29
(a)(b)
3,500 3,488,776
AMMC CLO 21 Ltd., Series 2017-21A, Class
A, (LIBOR USD 3 Month + 1.25%), 1.56%,
11/02/30
(a)(b)
.................... 1,750 1,743,017
AMSR Trust
(b)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 .................... 10,250 9,809,278
Series 2020-SFR1, Class F, 3.57%,
04/17/37 .................... 19,850 18,298,119
Series 2020-SFR1, Class G, 4.31%,
04/17/37 .................... 7,500 7,026,450
Series 2021-SFR3, Class F, 3.23%,
10/17/38 .................... 11,000 9,905,580
Anchorage Capital CLO 3-R Ltd.
(a)(b)
Series 2014-3RA, Class B, (LIBOR USD 3
Month + 1.50%), 1.78%, 01/28/31 ... 3,400 3,374,060
Series 2014-3RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.13%, 01/28/31 ... 1,250 1,227,998
Anchorage Capital CLO 4-R Ltd.
(a)(b)
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.13%, 01/28/31 ... 600 589,934
Series 2014-4RA, Class D, (LIBOR USD 3
Month + 2.60%), 2.88%, 01/28/31 ... 2,250 2,171,365
Anchorage Capital CLO 5-R Ltd., Series
2014-5RA, Class C, (LIBOR USD 3 Month +
1.85%), 2.09%, 01/15/30
(a)(b)
......... 1,850 1,837,139
Anchorage Capital CLO Ltd.
(a)(b)
Series 2016-9A, Class ER2, (LIBOR USD 3
Month + 6.82%), 7.06%, 07/15/32 ... 825 800,728
Series 2018-1RA, Class E, (LIBOR USD 3
Month + 5.50%), 5.74%, 04/13/31 ... 1,500 1,416,377
Series 2018-10A, Class A1A, (LIBOR USD 3
Month + 1.20%), 1.44%, 10/15/31 ... 7,650 7,616,988
Series 2018-10A, Class B, (LIBOR USD 3
Month + 1.75%), 1.99%, 10/15/31 ... 3,000 2,986,342
Series 2018-10A, Class D, (LIBOR USD 3
Month + 3.15%), 3.39%, 10/15/31 ... 1,500 1,499,857
Series 2022-25A, Class C, (3 Month CME
Term SOFR + 2.35%), 2.59%, 04/20/35 5,000 4,969,142
Anchorage Capital Europe CLO 2 DAC,
Series 2X, Class ER, (EURIBOR 3 Month +
6.45%), 6.45%, 04/15/34
(a)(d)
......... EUR 499 529,739
Anchorage Capital Europe CLO DAC, Series
4X, Class E, (EURIBOR 3 Month + 5.71%),
5.71%, 04/25/34
(a)(d)
............... 300 308,837
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.32%,
04/15/31
(a)(b)
.................... USD 2,400 2,383,413

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Apidos CLO XV
(a)(b)
Series 2013-15A, Class CRR, (LIBOR USD
3 Month + 1.85%), 2.10%, 04/20/31 .. USD 7,000 $ 6,856,131
Series 2013-15A, Class DRR, (LIBOR USD
3 Month + 2.70%), 2.95%, 04/20/31 .. 2,000 1,942,240
Apidos CLO XX, Series 2015-20A, Class BRR,
(LIBOR USD 3 Month + 1.95%), 2.19%,
07/16/31
(a)(b)
.................... 1,750 1,729,373
Apidos CLO XXII, Series 2015-22A, Class CR,
(LIBOR USD 3 Month + 2.95%), 3.20%,
04/20/31
(a)(b)
.................... 1,000 975,023
Apidos CLO XXIX
(a)(b)
Series 2018-29A, Class A2, (LIBOR USD 3
Month + 1.55%), 1.81%, 07/25/30 ... 1,000 989,024
Series 2018-29A, Class B, (LIBOR USD 3
Month + 1.90%), 2.16%, 07/25/30 ... 1,000 978,017
Apidos CLO XXV, Series 2016-25A, Class A1R,
(LIBOR USD 3 Month + 1.17%), 1.42%,
10/20/31
(a)(b)
.................... 4,500 4,480,056
Apidos CLO XXXII, Series 2019-32A, Class
C, (LIBOR USD 3 Month + 2.40%), 2.65%,
01/20/33
(a)(b)
.................... 1,000 996,623
Aqueduct European CLO 2 DAC, Series 2017-
2X, Class E, (EURIBOR 3 Month + 4.40%),
4.40%, 10/15/30
(a)(d)
............... EUR 219 229,057
Ares L CLO Ltd., Series 2018-50A, Class BR,
(LIBOR USD 3 Month + 1.60%), 1.84%,
01/15/32
(a)(b)
.................... USD 6,000 5,939,751
Ares LIII CLO Ltd.
(a)(b)
Series 2019-53A, Class C, (LIBOR USD 3
Month + 2.65%), 2.91%, 04/24/31 ... 4,500 4,493,824
Series 2019-53A, Class D, (LIBOR USD 3
Month + 3.75%), 4.01%, 04/24/31 ... 3,000 2,986,673
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a)(b)
........... 4,500 2,795,400
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (LIBOR USD 3 Month + 1.80%), 2.05%,
07/20/30
(a)(b)
.................... 1,000 980,236
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (LIBOR USD 3 Month + 1.30%),
1.79%, 05/24/30
(a)(b)
............... 1,000 994,760
Ares XXXIV CLO Ltd., Series 2015-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 3.34%,
04/17/33
(a)(b)
.................... 7,250 7,152,214
Ares XXXVII CLO Ltd.
(a)(b)
Series 2015-4A, Class A1R, (LIBOR USD 3
Month + 1.17%), 1.41%, 10/15/30 ... 3,000 2,990,763
Series 2015-4A, Class A3R, (LIBOR USD 3
Month + 1.50%), 1.74%, 10/15/30 ... 1,500 1,483,597
Series 2015-4A, Class BR, (LIBOR USD 3
Month + 1.80%), 2.04%, 10/15/30 ... 1,017 1,001,189
Ares XXXVR CLO Ltd.
(a)(b)
Series 2015-35RA, Class A2, (LIBOR USD 3
Month + 1.40%), 1.64%, 07/15/30 ... 1,500 1,487,388
Series 2015-35RA, Class C, (LIBOR USD 3
Month + 1.90%), 2.14%, 07/15/30 ... 1,000 988,450
Atlas Senior Loan Fund VII Ltd., Series 2016-
7A, Class A2R, (LIBOR USD 3 Month +
1.55%), 2.06%, 11/27/31
(a)(b)
......... 5,500 5,456,024
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (LIBOR USD 3 Month +
1.10%), 1.37%, 07/26/31
(a)(b)
......... 2,000 1,986,130
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (LIBOR USD 3 Month +
1.18%), 1.44%, 10/24/31
(a)(b)
......... 1,700 1,693,585
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a)(b)
.................... USD 11,500 $ 346,035
Atrium XIV LLC, Series 14A, Class C, (LIBOR
USD 3 Month + 1.95%), 2.19%, 08/23/30
(a)(b)
1,000 990,940
Atrium XV
(a)(b)
Series 15A, Class B, (LIBOR USD 3 Month
+ 1.75%), 2.01%, 01/23/31 ........ 1,000 993,948
Series 15A, Class D, (LIBOR USD 3 Month
+ 3.00%), 3.26%, 01/23/31 ........ 500 494,134
Aurium CLO II DAC, Series 2X, Class ERR,
(EURIBOR 3 Month + 6.08%), 6.08%,
06/22/34
(a)(d)
.................... EUR 200 203,277
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31
(a)(d)
.................... 670 682,857
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.10%), 2.34%, 10/17/32 ... USD 1,250 1,239,476
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.39%, 10/17/32 ... 1,000 999,989
Series 2021-7A, Class C, (LIBOR USD 3
Month + 2.10%), 2.47%, 01/22/35 ... 2,250 2,223,609
Series 2022-1A, Class B, (3 Month CME
Term SOFR + 1.85%), 2.75%, 04/18/35 5,000 4,953,468
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.20%), 3.10%, 04/18/35 7,000 6,929,606
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.20%), 4.10%, 04/18/35
(c)
2,500 2,500,000
Ballyrock CLO Ltd.
(a)(b)
Series 2020-2A, Class BR, (LIBOR USD 3
Month + 1.95%), 2.20%, 10/20/31 ... 4,500 4,424,402
Series 2020-2A, Class CR, (LIBOR USD 3
Month + 2.95%), 3.20%, 10/20/31 ... 2,000 1,966,278
Bardot CLO Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 1.90%), 2.16%,
10/22/32
(a)(b)
.................... 3,250 3,211,112
Battalion CLO 17 Ltd., Series 2021-17A, Class
C, (LIBOR USD 3 Month + 2.10%), 2.35%,
03/09/34
(a)(b)
.................... 1,000 982,413
Battalion CLO 18 Ltd., Series 2020-18A, Class
DR, (LIBOR USD 3 Month + 3.45%), 3.69%,
10/15/36
(a)(b)
.................... 2,000 1,992,308
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (LIBOR USD 3 Month + 2.05%),
2.31%, 01/25/35
(a)(b)
............... 2,000 1,962,964
Battalion CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 2.24%, 04/15/34 ... 3,000 2,940,952
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.25%), 3.49%, 04/15/34 ... 3,000 2,978,081
BBAM European CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.91%), 5.91%,
07/22/34
(a)(d)
.................... EUR 200 205,819
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (LIBOR USD 1
Month + 1.25%), 1.70%, 01/25/35 ... USD 614 612,384
Series 2006-HE7, Class 1A2, (LIBOR USD
1 Month + 0.34%), 0.80%, 09/25/36 .. 633 619,488
Series 2007-HE1, Class 21A2, (LIBOR USD
1 Month + 0.16%), 0.62%, 01/25/37 .. 789 781,379
Series 2007-HE2, Class 22A, (LIBOR USD
1 Month + 0.14%), 0.60%, 03/25/37 .. 2,438 2,320,377
Series 2007-HE2, Class 23A, (LIBOR USD
1 Month + 0.14%), 0.60%, 03/25/37 .. 3,242 3,073,216

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-HE3, Class 2A, (LIBOR USD 1
Month + 0.14%), 0.60%, 04/25/37 ... USD 4,221 $ 5,628,369
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (LIBOR USD 1
Month + 1.73%), 2.18%, 04/25/34
(a)
.... 2,341 2,318,430
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (LIBOR USD 3
Month + 1.10%), 1.35%, 01/20/31
(a)(b)
... 1,500 1,491,394
Benefit Street Partners CLO XIX Ltd.
(a)(b)
Series 2019-19A, Class A, (LIBOR USD 3
Month + 1.35%), 1.59%, 01/15/33 ... 7,000 6,966,603
Series 2019-19A, Class B, (LIBOR USD 3
Month + 2.00%), 2.24%, 01/15/33 ... 4,250 4,216,206
Benefit Street Partners CLO XV Ltd.
(a)(b)
Series 2018-15A, Class A1, (LIBOR USD 3
Month + 1.15%), 1.39%, 07/18/31 ... 2,200 2,189,643
Series 2018-15A, Class A2A, (LIBOR USD 3
Month + 1.70%), 1.94%, 07/18/31 ... 1,000 992,283
Bilbao CLO I DAC, Series 1X, Class D,
(EURIBOR 3 Month + 4.73%), 4.73%,
07/20/31
(a)(d)
.................... EUR 550 557,380
Bilbao CLO II DAC, Series 2X, Class DR,
(EURIBOR 3 Month + 5.97%), 5.97%,
08/20/35
(a)(d)
.................... 700 716,943
Birch Grove CLO Ltd.
(a)(b)
Series 19A, Class CR, (LIBOR USD 3
Month + 2.20%), 3.03%, 06/15/31 ... USD 2,000 1,978,782
Series 2021-3A, Class B1, (LIBOR USD 3
Month + 1.80%), 1.91%, 01/19/35 ... 7,500 7,415,834
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.25%), 2.36%, 01/19/35 ... 5,000 4,920,865
BlueMountain CLO DAC, Series 2021-1X,
Class E, (EURIBOR 3 Month + 5.41%),
5.41%, 04/15/34
(a)(d)
............... EUR 300 302,047
BlueMountain CLO Ltd., Series 2013-2A,
Class A1R, (LIBOR USD 3 Month + 1.18%),
1.44%, 10/22/30
(a)(b)
............... USD 980 977,952
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (EURIBOR 3 Month + 6.21%),
6.21%, 02/25/34
(a)(d)
............... EUR 700 720,066
Boyce Park CLO Ltd.
(a)(b)
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.10%), 2.65%, 04/21/35 USD 1,500 1,480,212
Series 2022-1A, Class E, (3 Month CME
Term SOFR + 6.25%), 6.80%, 04/21/35 1,000 905,541
Bridge Street CLO II Ltd., Series 2021-1A,
Class A2, (LIBOR USD 3 Month + 1.75%),
2.00%, 07/20/34
(a)(b)
............... 5,000 4,952,948
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (LIBOR USD 3
Month + 1.65%), 1.89%, 07/18/34 ... 9,000 8,875,509
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.24%, 07/18/34 ... 2,500 2,450,853
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 1.90%), 2.14%, 07/15/31 ... 1,500 1,478,259
Series 2016-2A, Class BR, (LIBOR USD 3
Month + 1.75%), 1.99%, 10/15/31 ... 1,250 1,239,184
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.24%, 07/15/30 ... 5,000 4,964,315
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.20%), 2.73%, 04/15/35 2,000 1,980,153
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (LIBOR USD 3
Month + 1.90%), 2.14%, 07/15/31 ... 1,000 982,974
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.29%, 07/15/34 ... USD 1,000 $ 987,888
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.39%, 07/15/34 ... 1,000 984,906
Series 2020-3A, Class C, (LIBOR USD 3
Month + 2.50%), 2.74%, 01/15/34 ... 1,000 996,166
Capital Four CLO II DAC, Series 2X, Class
E, (EURIBOR 3 Month + 5.91%), 5.91%,
01/15/34
(a)(d)
.................... EUR 300 310,676
Carlyle C17 CLO Ltd., Series C17A, Class BR,
(LIBOR USD 3 Month + 1.85%), 2.15%,
04/30/31
(a)(b)
.................... USD 1,000 982,932
Carlyle US CLO Ltd.
(a)(b)
Series 2019-3A, Class A2R, (LIBOR USD 3
Month + 1.70%), 1.95%, 10/20/32 ... 5,000 4,951,349
Series 2019-3A, Class BR, (LIBOR USD 3
Month + 2.30%), 2.55%, 10/20/32 ... 4,000 3,980,830
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (LIBOR USD 1 Month +
0.25%), 0.71%, 04/25/36
(a)
.......... 2,876 2,564,531
CarVal CLO III Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 1.95%), 2.20%,
07/20/32
(a)(b)
.................... 7,000 6,915,619
CarVal CLO IV Ltd.
(a)(b)
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.75%), 2.00%, 07/20/34 ... 6,500 6,434,006
Series 2021-1A, Class D, (LIBOR USD 3
Month + 3.25%), 3.50%, 07/20/34 ... 5,000 4,962,511
CarVal CLO Ltd., Series 2018-1A, Class D,
(LIBOR USD 3 Month + 2.89%), 3.13%,
07/16/31
(a)(b)
.................... 1,995 1,957,874
CarVal CLO VC Ltd.
(a)(b)
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.20%), 2.41%, 10/15/34 ... 2,000 1,984,023
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 3.46%, 10/15/34 ... 3,000 2,979,785
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 3.70%), 3.95%,
04/20/29
(a)(b)
.................... 1,000 991,254
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (LIBOR USD 3
Month + 1.25%), 1.50%, 07/20/30 ... 1,000 996,720
Series 2020-13A, Class A, (LIBOR USD 3
Month + 1.43%), 1.68%, 01/20/34 ... 4,000 3,995,972
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class BRR, (LIBOR USD 3 Month + 1.65%),
1.91%, 07/23/34
(a)(b)
............... 5,000 4,938,766
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
....... 3,950 2,406,735
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.34%, 07/17/31
(a)(b)
............... 1,750 1,738,367
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class DRR, (LIBOR USD 3 Month + 3.31%),
3.56%, 04/20/34
(a)(b)
............... 1,950 1,931,598
CIFC European Funding CLO III DAC, Series
3X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 01/15/34
(a)(d)
............... EUR 200 204,621
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (LIBOR USD
3 Month + 1.30%), 1.57%, 04/27/31 .. USD 1,700 1,689,283
Series 2013-4A, Class DRR, (LIBOR USD 3
Month + 2.80%), 3.07%, 04/27/31 ... 1,000 979,505
Series 2014-2RA, Class A3, (LIBOR USD 3
Month + 1.90%), 2.16%, 04/24/30 ... 500 495,961

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2014-3A, Class CR2, (LIBOR USD 3
Month + 2.35%), 2.61%, 10/22/31 ... USD 1,000 $ 992,500
Series 2015-2A, Class DR2, (LIBOR USD 3
Month + 3.05%), 3.29%, 04/15/30 ... 2,000 1,981,838
Series 2017-3A, Class A1, (LIBOR USD 3
Month + 1.22%), 1.47%, 07/20/30 ... 3,500 3,483,335
Series 2017-5A, Class B, (LIBOR USD 3
Month + 1.85%), 2.09%, 11/16/30 ... 500 491,250
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.40%), 1.64%, 04/18/31 ... 1,000 986,630
Series 2018-4A, Class A1, (LIBOR USD 3
Month + 1.15%), 1.39%, 10/17/31 ... 2,700 2,686,242
Series 2018-4A, Class B, (LIBOR USD 3
Month + 2.10%), 2.34%, 10/17/31 ... 2,000 1,996,232
Series 2019-6A, Class A1, (LIBOR USD 3
Month + 1.33%), 1.57%, 01/16/33 ... 8,500 8,489,277
Series 2019-6A, Class D, (LIBOR USD 3
Month + 3.95%), 4.19%, 01/16/33 ... 1,150 1,146,573
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.80%), 2.06%, 04/25/33 ... 9,000 8,857,267
Series 2021-3A, Class D, (LIBOR USD 3
Month + 3.00%), 3.24%, 07/15/36 ... 1,500 1,471,585
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (LIBOR USD 1
Month + 0.47%), 0.92%, 08/25/36
(a)
.... 2,843 2,739,535
Clear Creek CLO
(a)(b)
Series 2015-1A, Class AR, (LIBOR USD 3
Month + 1.20%), 1.45%, 10/20/30 ... 7,000 6,977,512
Series 2015-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.85%, 10/20/30 ... 3,000 2,965,904
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 533 528,489
Series 1997-7, Class M1, 7.03%, 07/15/28 2,319 2,232,774
Contego CLO IX DAC, Series 9X, Class E,
(EURIBOR 3 Month + 6.01%), 6.01%,
01/24/34
(a)(d)
.................... EUR 472 486,213
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 0.80%, 07/25/37
(a)(b)
USD 1,373 1,047,915
CVC Cordatus Loan Fund XX DAC, Series
20X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 06/22/34
(a)(d)
............... EUR 100 100,311
Deer Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.18%), 1.43%,
10/20/30
(a)(b)
.................... USD 1,000 997,131
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (LIBOR USD 3 Month + 2.05%),
2.29%, 07/18/30
(a)(b)
............... 2,000 1,979,679
Dryden 50 Senior Loan Fund
(a)(b)
Series 2017-50A, Class C, (LIBOR USD 3
Month + 2.25%), 2.49%, 07/15/30 ... 1,000 995,673
Series 2017-50A, Class SUB, 0.00%,
07/15/30 .................... 4,000 2,090,000
Dryden 61 CLO Ltd., Series 2018-61A, Class
CR, (LIBOR USD 3 Month + 1.75%), 1.99%,
01/17/32
(a)(b)
.................... 8,000 7,884,934
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 3.99%,
01/16/32
(a)(b)
.................... 1,000 995,680
Dryden CLO Ltd., Series 2020-86A, Class DR,
(LIBOR USD 3 Month + 3.20%), 3.44%,
07/17/34
(a)(b)
.................... 6,000 5,796,658
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (LIBOR USD 3 Month + 2.05%),
2.29%, 04/15/28
(a)(b)
............... 5,250 5,231,816
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (LIBOR USD 3 Month +
1.85%), 2.09%, 04/15/29
(a)(b)
......... USD 6,000 $ 5,930,256
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class B1LR, (LIBOR USD 3 Month +
3.15%), 3.66%, 08/15/30
(a)(b)
......... 1,500 1,495,355
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (LIBOR USD 3
Month + 2.15%), 2.39%, 01/15/34 ... 3,500 3,471,064
Series 2018-1A, Class C, (LIBOR USD 3
Month + 2.20%), 2.44%, 10/15/30 ... 1,000 988,603
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.10%), 1.34%, 04/15/31 ... 2,500 2,477,859
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.29%, 10/15/34 ... 3,500 3,457,882
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.34%, 10/15/34 ... 3,000 2,944,208
Elevation CLO Ltd., Series 2017-8A, Class C,
(LIBOR USD 3 Month + 2.05%), 2.31%,
10/25/30
(a)(b)
.................... 3,000 2,952,909
Elmwood CLO I Ltd.
(a)(b)
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.45%), 1.70%, 10/20/33 ... 2,500 2,494,157
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 4.40%), 4.65%, 10/20/33 ... 1,000 997,963
Elmwood CLO IV Ltd.
(a)(b)
Series 2020-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.94%, 04/15/33 ... 1,250 1,238,768
Series 2020-1A, Class D, (LIBOR USD 3
Month + 3.15%), 3.39%, 04/15/33 ... 5,500 5,463,531
Elmwood CLO IX Ltd., Series 2021-2A, Class
C, (LIBOR USD 3 Month + 1.90%), 2.15%,
07/20/34
(a)(b)
.................... 1,500 1,470,469
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 3.35%,
10/20/34
(a)(b)
.................... 2,000 1,976,609
Elmwood CLO XI Ltd., Series 2021-4A, Class
D, (LIBOR USD 3 Month + 2.95%), 3.09%,
10/20/34
(a)(b)
.................... 2,000 1,953,314
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF9, Class 2A4, (LIBOR USD 1
Month + 0.50%), 0.96%, 06/25/36 ... 1,450 1,321,667
Series 2006-FF13, Class A1, (LIBOR USD 1
Month + 0.24%), 0.70%, 10/25/36 ... 3,481 2,591,195
Series 2006-FF13, Class A2C, (LIBOR USD
1 Month + 0.32%), 0.78%, 10/25/36 .. 2,041 1,543,093
Series 2006-FF17, Class A5, (LIBOR USD 1
Month + 0.15%), 0.61%, 12/25/36 ... 2,707 2,592,993
Series 2006-FFH1, Class M1, (LIBOR USD
1 Month + 0.56%), 1.01%, 01/25/36 .. 6,502 6,345,771
Flatiron CLO 17 Ltd.
(a)(b)
Series 2017-1A, Class AR, (LIBOR USD 3
Month + 0.98%), 1.49%, 05/15/30 ... 3,000 2,979,470
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 1.90%), 2.41%, 05/15/30 ... 1,000 991,838
Flatiron CLO 20 Ltd., Series 2020-1A, Class
D, (LIBOR USD 3 Month + 3.79%), 4.27%,
11/20/33
(a)(b)
.................... 1,000 999,307
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.85%), 2.10%, 07/19/34 ... 2,000 1,975,548
Series 2021-1A, Class D, (LIBOR USD 3
Month + 2.90%), 3.15%, 07/19/34 ... 2,500 2,445,374
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
..................... 2,900 2,561,370

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Galaxy XX CLO Ltd., Series 2015-20A, Class
D1R, (LIBOR USD 3 Month + 2.60%),
2.85%, 04/20/31
(a)(b)
............... USD 1,800 $ 1,746,681
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
C, (LIBOR USD 3 Month + 1.70%), 1.94%,
01/15/31
(a)(b)
.................... 500 488,666
Galaxy XXVII CLO Ltd., Series 2018-27A,
Class A, (LIBOR USD 3 Month + 1.02%),
1.48%, 05/16/31
(a)(b)
............... 3,000 2,977,500
Generate CLO 6 Ltd., Series 6A, Class CR,
(LIBOR USD 3 Month + 2.45%), 2.71%,
01/22/35
(a)(b)
.................... 1,000 996,508
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class B, (LIBOR USD 3 Month +
1.70%), 1.88%, 10/20/34 ......... 8,500 8,409,755
Series 9A, Class C, (LIBOR USD 3 Month +
2.25%), 2.38%, 10/20/34 ......... 3,000 2,976,519
Series 9A, Class D, (LIBOR USD 3 Month +
3.35%), 3.48%, 10/20/34 ......... 3,000 2,978,185
Series 9A, Class E, (LIBOR USD 3 Month +
6.85%), 6.98%, 10/20/34 ......... 1,000 992,085
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.19%), 1.43%,
10/15/30
(a)(b)
.................... 2,250 2,231,385
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR2, (LIBOR USD 3
Month + 1.80%), 2.05%, 04/20/34
(a)(b)
... 9,500 9,266,704
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class AJ, (LIBOR USD 3
Month + 1.30%), 1.55%, 04/20/30
(a)(b)
... 2,000 1,989,898
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.26%, 04/24/31
(a)(b)
... 1,000 992,413
GoldenTree Loan Management US CLO 5
Ltd.
(a)(b)
Series 2019-5A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.30%, 10/20/32 ... 2,000 1,990,031
Series 2019-5A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.40%, 10/20/32 ... 1,000 991,506
GoldenTree Loan Management US CLO 6 Ltd.,
Series 2019-6A, Class BR, (3 Month CME
Term SOFR + 1.80%), 2.04%, 04/20/35
(a)(b)
800 792,730
GoldenTree Loan Opportunities IX Ltd., Series
2014-9A, Class BR2, (LIBOR USD 3 Month
+ 1.60%), 1.90%, 10/29/29
(a)(b)
........ 900 893,935
GoldenTree Loan Opportunities X Ltd.
(a)(b)
Series 2015-10A, Class AR, (LIBOR USD 3
Month + 1.12%), 1.37%, 07/20/31 ... 3,300 3,279,530
Series 2015-10A, Class C1R, (LIBOR USD
3 Month + 2.10%), 2.35%, 07/20/31 .. 1,000 996,352
GoldentTree Loan Management US CLO 1
Ltd.
(a)(b)
Series 2021-11A, Class C, (LIBOR USD 3
Month + 1.95%), 2.20%, 10/20/34 ... 3,000 2,935,952
Series 2021-11A, Class D, (LIBOR USD 3
Month + 3.00%), 3.25%, 10/20/34 ... 1,000 980,717
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (LIBOR USD 3 Month +
1.80%), 2.05%, 07/20/34
(a)(b)
......... 4,000 3,969,321
Golub Capital Partners CLO 55B Ltd., Series
2021-55A, Class D, (LIBOR USD 3 Month +
3.20%), 3.45%, 07/20/34
(a)(b)
......... 2,500 2,471,622
Greene King Finance plc
(a)
Series B1,  (SONIO/N + 1.92%), 2.53%,
12/15/34 .................... GBP 100 107,746
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series B2,  (SONIO/N + 2.20%), 2.64%,
03/15/36
(d)
................... GBP 100 $ 107,059
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
.... USD 5,413 4,358,807
Greywolf CLO II Ltd., Series 2013-1A, Class
B1RR, (LIBOR USD 3 Month + 2.30%),
2.54%, 04/15/34
(a)(b)
............... 1,500 1,466,613
Greywolf CLO III Ltd.
(a)(b)
Series 2020-3RA, Class BR, (LIBOR USD 3
Month + 2.45%), 2.71%, 04/15/33 ... 3,000 2,972,546
Series 2020-3RA, Class CR, (LIBOR USD 3
Month + 3.35%), 3.61%, 04/15/33 ... 1,000 990,127
Greywolf CLO V Ltd., Series 2015-1A, Class
CR, (LIBOR USD 3 Month + 3.00%), 3.26%,
01/27/31
(a)(b)
.................... 450 438,805
Grippen Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 2.30%), 2.55%,
01/20/30
(a)(b)
.................... 1,000 997,302
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (LIBOR USD 1
Month + 0.70%), 1.16%, 12/25/35
(a)
.. 1,025 504,212
Series 2006-4, Class 1A1, 2.94%,
03/25/36
(a)
................... 2,839 2,247,586
Series 2006-5, Class 1A1, (LIBOR USD 1
Month + 0.36%), 0.82%, 03/25/36
(a)
.. 3,707 1,495,603
Series 2006-18, Class AF6, 6.18%,
11/25/36
(e)
................... 3,458 1,162,770
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (LIBOR USD 1
Month + 0.14%), 0.60%, 11/25/36 ... 7,102 4,042,711
Series 2006-HE6, Class A4, (LIBOR USD 1
Month + 0.24%), 0.94%, 08/25/36 ... 1,560 1,405,254
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 2.10%),
2.38%, 07/28/31
(a)(b)
............... 1,000 998,577
Gulf Stream Meridian 1 Ltd.
(a)(b)
Series 2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 1.61%, 04/15/33 ... 7,500 7,474,239
Series 2020-IA, Class B, (LIBOR USD 3
Month + 2.00%), 2.24%, 04/15/33 ... 2,000 1,983,372
Gulf Stream Meridian 4 Ltd., Series 2021-4A,
Class A2, (LIBOR USD 3 Month + 1.85%),
2.09%, 07/15/34
(a)(b)
............... 1,250 1,243,916
HalseyPoint CLO 3 Ltd., Series 2020-3A,
Class A1A, (LIBOR USD 3 Month + 1.45%),
1.75%, 11/30/32
(a)(b)
............... 4,000 3,975,803
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (LIBOR USD 3 Month + 2.15%), 2.40%,
04/20/34
(a)(b)
.................... 1,750 1,732,896
HalseyPoint CLO 5 Ltd.
(a)(b)
Series 2021-5A, Class B, (LIBOR USD 3
Month + 1.80%), 2.06%, 01/30/35 ... 3,500 3,461,515
Series 2021-5A, Class D, (LIBOR USD 3
Month + 3.50%), 3.76%, 01/30/35 ... 3,000 2,995,154
HalseyPoint CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1A1, (LIBOR USD 3
Month + 1.35%), 1.60%, 01/20/33 ... 5,000 4,987,500
Series 2019-1A, Class B1, (LIBOR USD 3
Month + 2.20%), 2.45%, 01/20/33 ... 2,500 2,484,162
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31
(a)(d)
.................... EUR 235 244,378
Henley CLO IV DAC, Series 4X, Class E,
(EURIBOR 3 Month + 5.25%), 5.25%,
04/25/34
(a)(d)
.................... 300 306,695

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Highbridge Loan Management Ltd., Series
12A-18, Class B, (LIBOR USD 3 Month +
1.85%), 2.09%, 07/18/31
(a)(b)
......... USD 1,000 $ 983,704
Home Partners of America Trust, Series 2021-
2, Class F, 3.80%, 12/17/26
(b)
......... 9,932 9,105,526
HPS Loan Management Ltd., Series 8A-2016,
Class CR, (LIBOR USD 3 Month + 1.95%),
2.20%, 07/20/30
(a)(b)
............... 1,000 982,970
Invesco CLO Ltd.
(a)(b)
Series 2021-2A, Class D, (LIBOR USD 3
Month + 2.90%), 3.14%, 07/15/34 ... 500 486,840
Series 2022-1A, Class B, (3 Month CME
Term SOFR + 1.80%), 2.08%, 04/20/35 3,125 3,093,893
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.15%), 2.43%, 04/20/35 5,000 4,943,872
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.05%), 3.33%, 04/20/35 2,550 2,436,680
Invesco Euro CLO, Series 6X, Class E,
(EURIBOR 3 Month + 5.99%), 5.99%,
07/15/34
(a)(d)
.................... EUR 300 312,423
Invesco Euro CLO III DAC, Series 3X, Class
F, (EURIBOR 3 Month + 8.07%), 8.07%,
07/15/32
(a)(d)
.................... 244 265,579
Invesco Euro CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.81%), 5.81%,
01/15/34
(a)(d)
.................... 200 199,486
Invitation Homes Trust, Series 2018-SFR4,
Class A, (LIBOR USD 1 Month + 1.10%),
1.54%, 01/17/38
(a)(b)
............... USD 2,816 2,803,585
JPMorgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (LIBOR USD 1 Month
+ 0.80%), 1.26%, 07/25/36
(a)
......... 2,975 2,913,692
Kayne CLO 10 Ltd.
(a)(b)
Series 2021-10A, Class C, (LIBOR USD 3
Month + 1.75%), 2.01%, 04/23/34 ... 3,750 3,655,534
Series 2021-10A, Class D, (LIBOR USD 3
Month + 2.75%), 3.01%, 04/23/34 ... 2,000 1,918,484
Kayne CLO 5 Ltd.
(a)(b)
Series 2019-5A, Class BR, (LIBOR USD 3
Month + 1.70%), 1.96%, 07/24/32 ... 3,000 2,971,062
Series 2019-5A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.41%, 07/24/32 ... 3,500 3,489,529
Kayne CLO 9 Ltd., Series 2020-9A, Class A1,
(LIBOR USD 3 Month + 1.40%), 1.64%,
01/15/34
(a)(b)
.................... 1,250 1,246,918
Kayne CLO II Ltd.
(a)(b)
Series 2018-2A, Class AR, (LIBOR USD 3
Month + 1.08%), 1.32%, 10/15/31 ... 5,375 5,330,556
Series 2018-2A, Class BR, (LIBOR USD 3
Month + 1.50%), 1.74%, 10/15/31 ... 5,000 4,936,302
Kayne CLO III Ltd.
(a)(b)
Series 2019-3A, Class A, (LIBOR USD 3
Month + 1.48%), 1.72%, 04/15/32 ... 15,500 15,509,674
Series 2019-3A, Class BR, (LIBOR USD 3
Month + 1.55%), 1.79%, 04/15/32 ... 4,000 3,951,214
KKR CLO 18 Ltd., Series 18, Class CR, (LIBOR
USD 3 Month + 2.10%), 2.34%, 07/18/30
(a)(b)
8,050 8,039,549
KKR CLO 22 Ltd., Series 22A, Class D, (LIBOR
USD 3 Month + 3.10%), 3.35%, 07/20/31
(a)(b)
1,200 1,183,389
KKR CLO 23 Ltd., Series 23, Class D, (LIBOR
USD 3 Month + 3.10%), 3.35%, 10/20/31
(a)(b)
1,300 1,281,684
KKR CLO 27 Ltd.
(a)(b)
Series 27A, Class BR, (3 Month CME Term
SOFR + 1.85%), 2.08%, 10/15/32 ... 4,250 4,231,012
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 27A, Class CR, (3 Month CME Term
SOFR + 2.25%), 2.48%, 10/15/32 ... USD 1,450 $ 1,445,180
KKR CLO 30 Ltd., Series 30A, Class ER,
(LIBOR USD 3 Month + 6.40%), 6.64%,
10/17/31
(a)(b)
.................... 2,000 1,936,681
KKR CLO 35 Ltd., Series 35A, Class B, (LIBOR
USD 3 Month + 1.70%), 1.83%, 10/20/34
(a)(b)
3,657 3,618,350
KKR CLO 41 Ltd., Series 2022-41A, Class
D, (3 Month CME Term SOFR + 3.25%),
3.94%, 04/15/35
(a)(b)(c)
.............. 5,250 5,250,000
LCM XXV Ltd., Series 25A, Class B2, (LIBOR
USD 3 Month + 1.65%), 1.90%, 07/20/30
(a)(b)
350 346,716
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (LIBOR USD 1
Month + 0.52%), 0.98%, 08/25/45 ... 2,033 1,996,564
Series 2006-4, Class 1A, (LIBOR USD 1
Month + 0.30%), 0.76%, 05/25/36 ... 23,501 15,152,335
Series 2006-6, Class 2A3, (LIBOR USD 1
Month + 0.30%), 0.76%, 07/25/36 ... 6,052 2,880,955
Series 2006-7, Class 1A, (LIBOR USD 1
Month + 0.16%), 0.61%, 08/25/36 ... 6,943 4,007,708
Series 2006-10, Class 2A3, (LIBOR USD 1
Month + 0.16%), 0.62%, 11/25/36 ... 4,015 1,615,634
Series 2006-10, Class 2A4, (LIBOR USD 1
Month + 0.22%), 0.68%, 11/25/36 ... 3,851 1,561,952
Series 2006-WL3, Class 2A4, (LIBOR USD
1 Month + 0.60%), 1.06%, 01/25/36 .. 1,593 1,521,824
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 3.84%,
01/15/33
(a)(b)
.................... 2,250 2,240,668
Madison Park Funding XX Ltd.
(a)(b)
Series 2016-20A, Class CR, (LIBOR USD 3
Month + 1.90%), 2.17%, 07/27/30 ... 4,080 4,019,839
Series 2016-20A, Class DR, (LIBOR USD 3
Month + 3.00%), 3.27%, 07/27/30 ... 1,315 1,296,322
Madison Park Funding XXIX Ltd., Series
2018-29A, Class C, (LIBOR USD 3 Month +
2.20%), 2.44%, 10/18/30
(a)(b)
......... 5,450 5,448,225
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 1.50%, 07/29/30
(a)(b)
......... 3,500 3,503,779
Madison Park Funding XXVII Ltd.
(a)(b)
Series 2018-27A, Class B, (LIBOR USD 3
Month + 1.80%), 2.05%, 04/20/30 ... 1,600 1,573,527
Series 2018-27A, Class C, (LIBOR USD 3
Month + 2.60%), 2.85%, 04/20/30 ... 1,000 964,661
Madison Park Funding XXXI Ltd.
(a)(b)
Series 2018-31A, Class C, (LIBOR USD 3
Month + 2.15%), 2.41%, 01/23/31 ... 600 599,318
Series 2018-31A, Class D, (LIBOR USD 3
Month + 3.00%), 3.26%, 01/23/31 ... 750 741,486
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3 Month CME
Term SOFR + 1.80%), 1.96%, 10/15/32 6,000 5,964,798
Series 2019-33A, Class CR, (3 Month CME
Term SOFR + 2.20%), 2.36%, 10/15/32 4,750 4,747,080
Series 2019-33A, Class DR, (3 Month CME
Term SOFR + 3.10%), 3.26%, 10/15/32 2,000 1,999,814
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (LIBOR USD 3 Month + 1.50%),
1.74%, 12/18/30
(a)(b)
............... 1,500 1,478,177
Marino Park CLO DAC, Series 1X, Class D,
(EURIBOR 3 Month + 5.67%), 5.67%,
01/16/34
(a)(d)
.................... EUR 100 104,927

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (LIBOR USD 1 Month
+ 0.52%), 0.98%, 06/25/36
(a)(b)
........ USD 2,256 $ 2,148,191
Milos CLO Ltd.
(a)(b)
Series 2017-1A, Class BR, (LIBOR USD 3
Month + 1.55%), 1.80%, 10/20/30 ... 5,862 5,803,896
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 1.90%), 2.15%, 10/20/30 ... 2,000 1,975,701
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 5.92%, 09/25/46
(e)
. 626 206,758
Neuberger Berman CLO XVIII Ltd.
(a)(b)
Series 2014-18A, Class BR2, (LIBOR USD
3 Month + 2.15%), 2.41%, 10/21/30 .. 1,500 1,477,329
Series 2014-18A, Class CR2, (LIBOR USD
3 Month + 3.00%), 3.26%, 10/21/30 .. 1,250 1,232,955
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class ERR, (LIBOR USD 3 Month +
6.50%), 6.74%, 07/15/34
(a)(b)
......... 2,600 2,529,736
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class DR2, (LIBOR USD 3 Month +
3.30%), 3.55%, 04/20/34
(a)(b)
......... 1,000 982,925
Neuberger Berman CLO XXII Ltd.
(a)(b)
Series 2016-22A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.89%, 10/17/30 ... 800 793,344
Series 2016-22A, Class CR, (LIBOR USD 3
Month + 2.20%), 2.44%, 10/17/30 ... 1,000 990,489
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
Series 2017-26A, Class C, (LIBOR USD 3
Month + 1.75%), 1.99%, 10/18/30 ... 2,000 1,965,000
Series 2017-26A, Class D, (LIBOR USD 3
Month + 2.65%), 2.89%, 10/18/30 ... 3,250 3,167,271
Neuberger Berman Loan Advisers CLO 29 Ltd.,
Series 2018-29A, Class D, (LIBOR USD 3
Month + 3.10%), 3.35%, 10/19/31
(a)(b)
... 500 492,806
Neuberger Berman Loan Advisers CLO 35 Ltd.,
Series 2019-35A, Class A1, (LIBOR USD 3
Month + 1.34%), 1.59%, 01/19/33
(a)(b)
... 8,450 8,443,638
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class CR, (LIBOR USD 3
Month + 1.80%), 2.05%, 07/20/31
(a)(b)
... 1,563 1,541,458
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (LIBOR USD 3
Month + 1.75%), 1.99%, 04/16/33
(a)(b)
... 1,000 976,586
Neuberger Berman Loan Advisers CLO Ltd.,
Series 2018-27A, Class D, (LIBOR USD 3
Month + 2.60%), 2.84%, 01/15/30
(a)(b)
... 1,000 966,967
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.52%), 5.52%, 04/17/34
(a)(d)
... EUR 188 183,476
Newark BSL CLO 1 Ltd., Series 2016-1A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.37%, 12/21/29
(a)(b)
............... USD 4,750 4,728,462
North Westerly VII ESG CLO DAC, Series
VII-X, Class E, (EURIBOR 3 Month +
5.66%), 5.66%, 05/15/34
(a)(d)
......... EUR 100 103,136
Northwoods Capital 21 Euro DAC, Series
2020-21X, Class ER, (EURIBOR 3 Month +
6.06%), 6.06%, 07/22/34
(a)(d)
......... 200 202,990
Northwoods Capital 23 Euro DAC, Series 2021-
23X, Class E, (EURIBOR 3 Month + 6.21%),
6.21%, 03/15/34
(a)(d)
............... 200 205,188
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
USD 591 586,405
Series 1999-C, Class A2, 7.48%, 08/15/27 3,076 2,801,553
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2001-D, Class A3, 5.90%, 09/15/22
(a)
USD 347 $ 221,758
Series 2002-B, Class A4, 7.09%, 06/15/32
(a)
23 23,500
OCP CLO Ltd.
(a)(b)
Series 2014-5A, Class CR, (LIBOR USD 3
Month + 2.90%), 3.17%, 04/26/31 ... 3,100 3,002,372
Series 2014-6A, Class A1R, (LIBOR USD 3
Month + 1.26%), 1.50%, 10/17/30 ... 10,800 10,759,150
Series 2014-6A, Class A2R, (LIBOR USD 3
Month + 1.72%), 1.96%, 10/17/30 ... 7,500 7,448,177
Series 2015-10A, Class CR2, (LIBOR USD
3 Month + 2.05%), 2.18%, 01/26/34 .. 3,700 3,644,296
Series 2015-10A, Class DR2, (LIBOR USD
3 Month + 2.95%), 3.08%, 01/26/34 .. 2,000 1,956,278
Series 2016-11A, Class A1AR, (LIBOR USD
3 Month + 1.27%), 1.54%, 10/26/30 .. 1,000 997,064
Series 2018-15A, Class A3, (LIBOR USD 3
Month + 1.70%), 1.95%, 07/20/31 ... 1,000 991,790
Series 2019-16A, Class CR, (LIBOR USD 3
Month + 1.85%), 2.08%, 04/10/33 ... 2,500 2,445,483
Series 2019-17A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.25%, 07/20/32 ... 6,000 5,926,363
Series 2019-17A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.35%, 07/20/32 ... 1,500 1,463,837
Series 2020-19A, Class CR, (LIBOR USD 3
Month + 2.10%), 2.35%, 10/20/34 ... 7,500 7,396,214
Series 2020-19A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.40%, 10/20/34 ... 1,000 974,503
Series 2021-22A, Class C, (LIBOR USD 3
Month + 2.05%), 2.17%, 12/02/34 ... 4,500 4,441,561
Series 2021-22A, Class D, (LIBOR USD 3
Month + 3.10%), 3.22%, 12/02/34 ... 1,250 1,230,368
OCP Euro CLO DAC
(a)(d)
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 ... EUR 298 310,414
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 ... 200 201,892
Series 2019-3X, Class ER, (EURIBOR 3
Month + 6.02%), 6.02%, 04/20/33 ... 400 409,086
Series 2022-5X, Class E, (EURIBOR 3
Month + 6.47%), 6.47%, 04/20/35 ... 500 508,812
Octagon Investment Partners 26 Ltd.
(a)(b)
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.84%, 07/15/30 ... USD 6,000 5,937,962
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 1.80%), 2.04%, 07/15/30 ... 2,250 2,194,261
Series 2016-1A, Class DR, (LIBOR USD 3
Month + 2.85%), 3.09%, 07/15/30 ... 1,250 1,221,437
Octagon Investment Partners 27 Ltd., Series
2016-1A, Class CR, (LIBOR USD 3 Month +
2.10%), 2.34%, 07/15/30
(a)(b)
......... 1,500 1,477,009
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (LIBOR USD 3 Month
+ 2.25%), 2.51%, 10/24/30
(a)(b)
........ 4,000 3,969,176
Octagon Investment Partners 29 Ltd., Series
2016-1A, Class DR, (LIBOR USD 3 Month +
3.10%), 3.36%, 01/24/33
(a)(b)
......... 1,532 1,517,412
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (LIBOR USD 3 Month +
1.40%), 1.65%, 01/20/30
(a)(b)
......... 2,000 1,974,184
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (LIBOR USD 3 Month +
2.60%), 2.85%, 01/20/31
(a)(b)
......... 1,000 966,092
Octagon Investment Partners 40 Ltd.
(a)(b)
Series 2019-1A, Class C1R, (LIBOR USD 3
Month + 2.15%), 2.40%, 01/20/35 ... 3,000 2,976,699

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.35%), 3.60%, 01/20/35 ... USD 3,000 $ 2,999,743
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (LIBOR USD 3
Month + 1.70%), 1.94%, 10/15/33 ... 8,500 8,400,274
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.39%, 10/15/33 ... 3,800 3,790,077
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 3.20%), 3.44%, 10/15/33 ... 4,250 4,203,718
Octagon Loan Funding Ltd.
(a)(b)
Series 2014-1A, Class ARR, (LIBOR USD 3
Month + 1.18%), 1.67%, 11/18/31 ... 13,212 13,159,306
Series 2014-1A, Class BRR, (LIBOR USD 3
Month + 1.70%), 2.19%, 11/18/31 ... 1,500 1,487,413
Series 2014-1A, Class CRR, (LIBOR USD 3
Month + 2.20%), 2.69%, 11/18/31 ... 1,000 983,979
OHA Credit Funding 2 Ltd.
(a)(b)
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.20%), 2.46%, 04/21/34 ... 1,500 1,498,237
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 3.30%), 3.56%, 04/21/34 ... 1,000 983,027
OHA Credit Funding 6 Ltd, Series 2020-6A,
Class DR, (LIBOR USD 3 Month + 3.15%),
3.40%, 07/20/34
(a)(b)
............... 1,000 988,008
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (LIBOR USD 3 Month +
2.90%), 3.38%, 02/20/34
(a)(b)
......... 5,000 4,915,197
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (LIBOR USD 3 Month + 2.95%),
3.20%, 01/20/32
(a)(b)
............... 400 394,497
OHA Credit Partners XIV Ltd.
(a)(b)
Series 2017-14A, Class B, (LIBOR USD 3
Month + 1.50%), 1.76%, 01/21/30 ... 1,000 986,500
Series 2017-14A, Class C, (LIBOR USD 3
Month + 1.80%), 2.06%, 01/21/30 ... 1,500 1,479,280
OHA Loan Funding Ltd.
(a)(b)
Series 2015-1A, Class DR3, (LIBOR USD 3
Month + 3.20%), 3.41%, 01/19/37 ... 4,750 4,675,141
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 1.95%), 2.20%, 01/20/33 ... 2,250 2,222,201
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (LIBOR USD 3
Month + 1.85%), 2.10%, 10/17/31 ... 2,950 2,908,405
Series 2014-1A, Class CR2, (LIBOR USD 3
Month + 2.65%), 2.89%, 01/17/31 ... 500 486,032
Series 2015-1A, Class CR4, (LIBOR USD 3
Month + 2.85%), 3.33%, 05/21/34 ... 4,100 3,993,261
Series 2015-2A, Class A1R2, (LIBOR USD 3
Month + 1.10%), 1.35%, 07/20/30 ... 8,000 7,954,574
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.75%), 3.00%, 07/20/30 ... 1,400 1,368,558
Series 2018-1A, Class A2, (LIBOR USD 3
Month + 1.45%), 1.69%, 04/18/31 ... 10,000 9,885,415
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.75%), 1.99%, 04/18/31 ... 2,000 1,960,000
Series 2018-2A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.89%, 07/16/31 ... 1,000 992,279
Series 2019-1A, Class A1R, (LIBOR USD 3
Month + 1.15%), 1.54%, 11/14/34 ... 7,000 6,923,237
Series 2019-1A, Class A2R, (LIBOR USD 3
Month + 1.70%), 2.09%, 11/14/34 ... 7,000 6,923,575
Series 2019-1A, Class BR, (LIBOR USD 3
Month + 2.00%), 2.39%, 11/14/34 ... 2,500 2,484,459
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 3.05%), 3.44%, 11/14/34 ... 3,750 3,691,427
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-3A, Class BR, (LIBOR USD 3
Month + 1.95%), 2.46%, 11/15/31 ... USD 2,000 $ 1,968,912
Series 2020-3A, Class CR, (LIBOR USD 3
Month + 2.95%), 3.46%, 11/15/31 ... 1,500 1,478,571
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.95%, 04/20/34 ... 7,000 6,881,460
Series 2021-2A, Class C, (LIBOR USD 3
Month + 1.80%), 2.04%, 07/15/34 ... 2,000 1,963,492
Series 2021-2A, Class D, (LIBOR USD 3
Month + 2.90%), 3.14%, 07/15/34 ... 4,000 3,909,457
Series 2021-3A, Class B, (LIBOR USD 3
Month + 1.65%), 1.88%, 01/15/35 ... 7,000 6,878,668
Series 2021-3A, Class C, (LIBOR USD 3
Month + 1.95%), 2.18%, 01/15/35 ... 5,000 4,941,321
Series 2021-3A, Class D, (LIBOR USD 3
Month + 2.95%), 3.18%, 01/15/35 ... 2,000 1,956,203
Series 2021-4A, Class B, (LIBOR USD 3
Month + 1.65%), 1.79%, 10/15/34 ... 7,250 7,163,222
Series 2021-4A, Class C, (LIBOR USD 3
Month + 1.95%), 2.09%, 10/15/34 ... 4,000 3,925,702
Series 2021-4A, Class D, (LIBOR USD 3
Month + 2.95%), 3.09%, 10/15/34 ... 6,000 5,860,979
Series 2022-1A, Class B, (3 Month CME
Term SOFR + 1.80%), 2.27%, 04/20/35 1,000 994,272
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.05%), 2.52%, 04/20/35 3,500 3,487,213
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.05%), 3.52%, 04/20/35 3,250 3,189,790
Series 2022-1A, Class E, (3 Month CME
Term SOFR + 6.35%), 6.82%, 04/20/35 2,000 1,981,588
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2019-1A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.90%, 04/20/27 ... 7,500 7,491,712
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.15%), 3.40%, 04/20/27 ... 5,000 4,992,436
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.25%), 2.50%, 04/20/28 ... 2,000 1,997,443
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2016-1A, Class A2R, (LIBOR USD 3
Month + 1.80%), 2.26%, 08/23/31 ... 2,600 2,583,790
Series 2018-1A, Class A2R, (LIBOR USD 3
Month + 1.60%), 1.85%, 10/20/31 ... 4,700 4,636,262
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.85%), 4.36%, 05/15/32 ... 2,500 2,485,105
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.25%), 2.49%, 07/15/34 ... 6,000 5,912,322
Pikes Peak CLO 2
(a)(b)
Series 2018-2A, Class B1R, (LIBOR USD 3
Month + 1.75%), 1.96%, 10/18/34 ... 5,000 4,936,993
Series 2018-2A, Class CR, (LIBOR USD 3
Month + 2.25%), 2.46%, 10/18/34 ... 2,350 2,330,000
Pikes Peak CLO 6, Series 2020-6A, Class BR2,
(LIBOR USD 3 Month + 1.70%), 2.19%,
05/18/34
(a)(b)
.................... 1,000 988,518
Pikes Peak CLO 8, Series 2021-8A, Class B,
(LIBOR USD 3 Month + 1.75%), 2.00%,
07/20/34
(a)(b)
.................... 2,000 1,980,160
Pikes Peak CLO 9, Series 2021-9A, Class B,
(LIBOR USD 3 Month + 1.75%), 1.88%,
10/27/34
(a)(b)
.................... 7,000 6,926,978
Post CLO Ltd.
(a)(b)
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.75%), 1.88%, 10/15/34 ... 10,000 9,898,330
Series 2021-1A, Class C, (LIBOR USD 3
Month + 2.20%), 2.33%, 10/15/34 ... 3,500 3,468,381

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-1A, Class D, (LIBOR USD 3
Month + 3.30%), 3.43%, 10/15/34 ... USD 1,200 $ 1,195,357
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.20%), 3.91%, 04/20/35
(c)
1,750 1,746,325
PPM CLO 4 Ltd.
(a)(b)
Series 2020-4A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.89%, 10/18/34 ... 3,000 2,958,620
Series 2020-4A, Class CR, (LIBOR USD 3
Month + 2.10%), 2.34%, 10/18/34 ... 1,250 1,235,803
Progress Residential Trust
(b)
Series 2019-SFR2, Class F, 4.84%,
05/17/36 .................... 5,580 5,459,697
Series 2019-SFR3, Class F, 3.87%,
09/17/36 .................... 3,000 2,873,442
Series 2019-SFR4, Class E, 3.44%,
10/17/36 .................... 12,500 12,059,720
Series 2020-SFR1, Class F, 3.43%,
04/17/37 .................... 5,500 5,170,504
Series 2020-SFR1, Class G, 4.03%,
04/17/37 .................... 3,500 3,328,235
Series 2021-SFR10, Class F, 4.61%,
12/17/40 .................... 8,500 7,837,345
Series 2021-SFR10, Class G, 4.86%,
12/17/40 .................... 6,000 5,079,958
Series 2021-SFR7, Class F, 3.83%,
08/17/40 .................... 7,777 6,980,882
Series 2021-SFR8, Class F, 3.18%,
10/17/38 .................... 22,000 19,515,008
Series 2021-SFR8, Class G, 4.01%,
10/17/38 .................... 10,000 9,047,051
Providus CLO III DAC, Series 3X, Class ER,
(EURIBOR 3 Month + 6.26%), 6.26%,
07/18/34
(a)(d)
.................... EUR 300 303,319
Providus CLO V DAC, Series 5X, Class E,
(EURIBOR 3 Month + 5.29%), 5.29%,
02/15/35
(a)(d)
.................... 171 164,830
Rad CLO 12 Ltd.
(a)(b)
Series 2021-12A, Class C, (LIBOR USD 3
Month + 2.05%), 2.19%, 10/30/34 ... USD 1,375 1,356,540
Series 2021-12A, Class D, (LIBOR USD 3
Month + 3.05%), 3.19%, 10/30/34 ... 3,375 3,294,014
Rad CLO 14 Ltd.
(a)(b)
Series 2021-14A, Class C, (LIBOR USD 3
Month + 2.00%), 2.23%, 01/15/35 ... 3,500 3,450,276
Series 2021-14A, Class D, (LIBOR USD 3
Month + 3.00%), 3.23%, 01/15/35 ... 1,000 980,092
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class B, (LIBOR USD 3
Month + 1.65%), 1.90%, 01/20/34 ... 7,000 6,929,664
Series 2021-15A, Class C, (LIBOR USD 3
Month + 2.05%), 2.30%, 01/20/34 ... 1,650 1,633,395
Series 2021-15A, Class D, (LIBOR USD 3
Month + 3.05%), 3.30%, 01/20/34 ... 2,900 2,875,918
Regata XII Funding Ltd.
(a)(b)
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.10%), 1.34%, 10/15/32 ... 10,000 9,896,610
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.34%, 10/15/32 ... 1,000 985,376
Regatta Funding LP, Series 2013-2A, Class
CR2, (LIBOR USD 3 Month + 3.70%),
3.94%, 01/15/29
(a)(b)
............... 4,500 4,491,256
Regatta IX Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.80%), 2.04%, 04/17/30 ... 10,000 9,963,983
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.45%), 2.69%, 04/17/30 ... USD 1,000 $ 998,165
Regatta VI Funding Ltd., Series 2016-1A,
Class CR2, (LIBOR USD 3 Month + 2.15%),
2.40%, 04/20/34
(a)(b)
............... 1,000 998,193
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class CR2, (LIBOR USD 3
Month + 2.05%), 2.98%, 06/20/34 ... 750 746,705
Series 2016-1A, Class DR2, (LIBOR USD 3
Month + 3.05%), 3.98%, 06/20/34 ... 2,000 1,975,035
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month + 1.25%),
1.49%, 10/17/30
(a)(b)
............... 3,500 3,483,624
Regatta X Funding Ltd., Series 2017-3A, Class
C, (LIBOR USD 3 Month + 1.80%), 2.04%,
01/17/31
(a)(b)
.................... 1,500 1,473,750
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (LIBOR USD 3 Month + 2.10%),
2.34%, 07/15/31
(a)(b)
............... 1,250 1,247,788
Regatta XV Funding Ltd., Series 2018-4A,
Class C, (LIBOR USD 3 Month + 3.30%),
3.56%, 10/25/31
(a)(b)
............... 1,000 994,302
Regatta XVI Funding Ltd.
(a)(b)
Series 2019-2A, Class B, (LIBOR USD 3
Month + 2.05%), 2.29%, 01/15/33 ... 6,700 6,654,847
Series 2019-2A, Class D, (LIBOR USD 3
Month + 3.90%), 4.14%, 01/15/33 ... 1,000 995,161
Regatta XVII Funding Ltd., Series 2020-1A,
Class C, (LIBOR USD 3 Month + 2.55%),
2.79%, 10/15/33
(a)(b)
............... 500 498,302
Regatta XXIII Funding Ltd.
(a)(b)
Series 2021-4A, Class C, (LIBOR USD 3
Month + 2.05%), 2.16%, 01/20/35 ... 3,000 2,985,110
Series 2021-4A, Class D, (LIBOR USD 3
Month + 3.05%), 3.16%, 01/20/35 ... 2,000 1,968,880
Riserva CLO Ltd.
(a)(b)
Series 2016-3A, Class CRR, (LIBOR USD 3
Month + 1.80%), 2.04%, 01/18/34 ... 1,000 973,897
Series 2016-3A, Class DRR, (LIBOR USD 3
Month + 3.25%), 3.49%, 01/18/34 ... 1,250 1,230,121
Rockfield Park CLO DAC, Series 1X, Class
D, (EURIBOR 3 Month + 5.95%), 5.95%,
07/16/34
(a)(d)
.................... EUR 357 351,497
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (LIBOR USD
3 Month + 1.65%), 1.90%, 04/20/34 .. USD 3,500 3,443,125
Series 2017-3A, Class C, (LIBOR USD 3
Month + 1.80%), 2.05%, 10/20/30 ... 2,300 2,271,731
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.72%), 2.20%, 05/20/31 ... 1,000 992,679
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.16%), 1.41%, 10/20/31 ... 3,500 3,485,362
Series 2018-2A, Class B, (LIBOR USD 3
Month + 1.80%), 2.05%, 10/20/31 ... 1,125 1,118,332
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 2.45%, 10/20/31 ... 700 696,091
Series 2018-2A, Class D, (LIBOR USD 3
Month + 3.10%), 3.35%, 10/20/31 ... 1,600 1,578,185
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.35%, 04/20/34 ... 1,500 1,462,531
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.48%, 08/20/32 ... 5,500 5,445,443
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 2.90%), 3.38%, 08/20/32 ... 3,500 3,426,610

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 2.35%, 07/20/34 ... USD 2,000 $ 1,976,632
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 3.50%, 07/20/34 ... 1,250 1,218,239
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.15%), 2.28%, 10/20/34 ... 3,000 2,971,089
Rockford Tower Europe CLO DAC, Series
2021-1X, Class E, (EURIBOR 3 Month +
5.96%), 5.96%, 04/20/34
(a)(d)
......... EUR 300 303,257
RR 5 Ltd., Series 2018-5A, Class B, (LIBOR
USD 3 Month + 2.25%), 2.49%, 10/15/31
(a)(b)
USD 1,250 1,246,834
Signal Peak CLO 2 LLC, Series 2015-1A,
Class CR2, (LIBOR USD 3 Month + 1.90%),
2.15%, 04/20/29
(a)(b)
............... 2,000 1,968,240
Signal Peak CLO 4 Ltd.
(a)(b)
Series 2017-4A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.27%, 10/26/34 ... 5,000 4,863,777
Series 2017-4A, Class DR, (LIBOR USD 3
Month + 3.20%), 3.47%, 10/26/34 ... 2,300 2,246,771
Signal Peak CLO 7 Ltd.
(a)(b)
Series 2019-1A, Class A, (LIBOR USD 3
Month + 1.50%), 1.80%, 04/30/32 ... 5,000 4,988,428
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.00%), 2.30%, 04/30/32 ... 5,000 4,957,071
Signal Peak CLO 9 Ltd.
(a)(b)
Series 2021-9A, Class B, (LIBOR USD 3
Month + 1.70%), 1.96%, 07/21/34 ... 9,500 9,363,972
Series 2021-9A, Class C, (LIBOR USD 3
Month + 2.05%), 2.31%, 07/21/34 ... 2,000 1,961,499
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class B, (LIBOR USD 3
Month + 1.70%), 1.95%, 07/20/34 ... 3,000 2,964,145
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 2.25%, 07/20/34 ... 1,000 986,687
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.00%), 3.25%, 07/20/34 ... 4,000 3,920,042
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (LIBOR USD 3 Month + 1.24%),
1.49%, 01/20/34
(a)(b)
............... 8,500 8,408,305
Sound Point CLO XXI Ltd., Series 2018-3A,
Class A1A, (LIBOR USD 3 Month + 1.18%),
1.45%, 10/26/31
(a)(b)
............... 6,600 6,574,991
Sound Point CLO XXIII, Series 2019-2A, Class
CR, (LIBOR USD 3 Month + 2.25%), 2.49%,
07/15/34
(a)(b)
.................... 2,250 2,232,689
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (LIBOR USD 3 Month + 1.70%),
1.96%, 04/25/34
(a)(b)
............... 3,350 3,308,945
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month + 1.28%),
1.54%, 01/25/32
(a)(b)
............... 1,500 1,496,250
Sound Point CLO XXXIII Ltd. 2022-1a B
Floating, Series 2022-1A, Class B, (3
Month CME Term SOFR + 1.90%), 2.18%,
04/25/35
(a)(b)
.................... 5,200 5,164,671
Sound Point Euro CLO V Funding DAC, Series
5X, Class E, (EURIBOR 3 Month + 5.84%),
5.84%, 07/25/35
(a)(d)
............... EUR 300 294,448
Southwick Park CLO LLC
(a)(b)
Series 2019-4A, Class CR, (LIBOR USD 3
Month + 1.95%), 2.20%, 07/20/32 ... USD 2,550 2,505,477
Series 2019-4A, Class ER, (LIBOR USD 3
Month + 6.25%), 6.50%, 07/20/32 ... 1,000 961,172
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Stewart Park CLO Ltd., Series 2015-1A, Class
DR, (LIBOR USD 3 Month + 2.60%), 2.84%,
01/15/30
(a)(b)
.................... USD 1,700 $ 1,638,567
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
Series 2006-BC3, Class A1, (LIBOR USD 1
Month + 0.32%), 0.78%, 10/25/36 ... 5,933 4,674,346
Series 2007-MN1A, Class A1, (LIBOR USD
1 Month + 0.23%), 0.69%, 01/25/37
(b)
. 1,553 1,066,977
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (LIBOR USD 3 Month + 3.75%),
3.99%, 01/16/32
(a)(b)
............... 2,750 2,738,511
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.20%,
04/20/34
(a)(b)
.................... 830 810,601
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2017-1A, Class C, (LIBOR USD 3
Month + 1.85%), 2.32%, 11/18/30 ... 1,250 1,232,394
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 1.75%), 2.05%, 01/29/32 ... 4,000 3,932,442
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 2.75%), 3.05%, 01/29/32 ... 2,000 1,971,633
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (LIBOR USD 3
Month + 2.05%), 2.30%, 04/20/34 ... 3,500 3,436,041
Series 2020-1A, Class DRR, (LIBOR USD 3
Month + 3.40%), 3.65%, 04/20/34 ... 2,250 2,189,865
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.90%), 2.15%, 03/18/34 ... 1,000 968,558
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 2.36%, 07/25/34 ... 2,500 2,456,044
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 3.51%, 07/25/34 ... 5,000 4,874,828
TICP CLO IX Ltd.
(a)(b)
Series 2017-9A, Class B, (LIBOR USD 3
Month + 1.60%), 1.85%, 01/20/31 ... 1,000 992,676
Series 2017-9A, Class D, (LIBOR USD 3
Month + 2.90%), 3.15%, 01/20/31 ... 1,000 984,239
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 3.39%,
07/17/31
(a)(b)
.................... 2,500 2,465,908
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class BR2, (LIBOR USD 3
Month + 1.50%), 1.74%, 01/15/34 ... 2,000 1,969,951
Series 2016-6A, Class CR2, (LIBOR USD 3
Month + 1.90%), 2.14%, 01/15/34 ... 1,650 1,616,723
TICP CLO VII Ltd.
(a)(b)
Series 2017-7A, Class BR, (LIBOR USD 3
Month + 1.70%), 1.94%, 04/15/33 ... 2,000 1,982,056
Series 2017-7A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.39%, 04/15/33 ... 6,500 6,478,220
Series 2017-7A, Class DR, (LIBOR USD 3
Month + 3.20%), 3.44%, 04/15/33 ... 4,000 3,963,184
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class A, (LIBOR USD 3
Month + 1.18%), 1.43%, 10/20/31 ... 8,545 8,515,093
Series 2018-11A, Class D, (LIBOR USD 3
Month + 3.05%), 3.30%, 10/20/31 ... 1,100 1,081,745
Series 2018-11A, Class E, (LIBOR USD 3
Month + 6.00%), 6.25%, 10/20/31 ... 1,000 965,695
TICP CLO XII Ltd.
(a)(b)
Series 2018-12A, Class CR, (LIBOR USD 3
Month + 2.10%), 2.34%, 07/15/34 ... 13,450 13,303,395
Series 2018-12A, Class DR, (LIBOR USD 3
Month + 3.30%), 3.54%, 07/15/34 ... 1,500 1,484,416

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO XIV Ltd., Series 2019-14A, Class
BR, (LIBOR USD 3 Month + 2.20%), 2.45%,
10/20/32
(a)(b)
.................... USD 3,250 $ 3,197,905
Treman Park CLO Ltd., Series 2015-1A, Class
DRR, (LIBOR USD 3 Month + 2.65%),
2.90%, 10/20/28
(a)(b)
............... 1,000 983,553
Trestles CLO Ltd., Series 2020-3A, Class C,
(LIBOR USD 3 Month + 2.25%), 2.50%,
01/20/33
(a)(b)
.................... 1,450 1,441,001
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%,
03/17/38 .................... 7,000 6,528,893
Series 2020-SFR2, Class E2, 3.08%,
11/17/39 .................... 1,000 903,903
Tricon Residential Trust
(b)
Series 2021-SFR1, Class F, 3.69%,
07/17/38 .................... 5,500 5,083,692
Series 2021-SFR1, Class G, 4.13%,
07/17/38 .................... 3,551 3,218,454
Upland CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.90%), 3.15%,
04/20/31
(a)(b)
.................... 1,500 1,470,790
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class BR2, (LIBOR USD 3
Month + 1.90%), 2.14%, 04/18/31 ... 1,000 979,353
Series 2014-4A, Class BR2, (LIBOR USD 3
Month + 2.09%), 2.33%, 07/14/31 ... 500 491,358
Series 2016-3A, Class A1R, (LIBOR USD 3
Month + 1.19%), 1.43%, 10/18/31 ... 500 498,225
Voya Euro CLO II DAC, Series 2X, Class ER,
(EURIBOR 3 Month + 6.02%), 6.02%,
07/15/35
(a)(d)
.................... EUR 390 402,463
Wachovia Asset Securitization Issuance II LLC
Trust, Series 2007-HE1, Class A, (LIBOR
USD 1 Month + 0.14%), 0.60%, 07/25/37
(a)(b)
USD 1,644 1,623,931
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (LIBOR USD 1 Month + 0.16%), 0.61%,
10/25/36
(a)
..................... 13,308 11,129,676
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (LIBOR USD 3 Month + 1.35%),
1.60%, 07/20/30
(a)(b)
............... 3,800 3,765,672
Wellman Park CLO Ltd., Series 2021-1A, Class
B, (LIBOR USD 3 Month + 1.60%), 1.84%,
07/15/34
(a)(b)
.................... 7,000 6,897,207
Whetstone Park CLO Ltd., Series 2021-1A,
Class D, (LIBOR USD 3 Month + 2.90%),
2.90%, 01/20/35
(a)(b)
............... 2,500 2,448,120
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class ANBR, (LIBOR USD
3 Month + 1.70%), 1.96%, 07/24/32 .. 6,840 6,766,034
Series 2019-1A, Class BR, (LIBOR USD 3
Month + 2.05%), 2.31%, 07/24/32 ... 5,000 4,924,543
York CLO-1 Ltd., Series 2014-1A, Class BRR,
(LIBOR USD 3 Month + 1.65%), 1.91%,
10/22/29
(a)(b)
.................... 2,100 2,086,847
York CLO-2 Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 1.15%), 1.41%,
01/22/31
(a)(b)
.................... 7,660 7,629,603
York CLO-3 Ltd., Series 2016-1A, Class DR,
(LIBOR USD 3 Month + 3.60%), 3.85%,
10/20/29
(a)(b)
.................... 2,000 1,988,265
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
York CLO-7 Ltd., Series 2019-2A, Class A1,
(LIBOR USD 3 Month + 1.37%), 1.63%,
01/22/33
(a)(b)
.................... USD 3,000 $ 2,986,737
Total Asset-Backed Securities — 9.3%
(Cost: $1,638,343,584) ........................... 1,598,674,117
Shares
Shares
Common Stocks
Aerospace & Defense — 0.1%
Howmet Aerospace, Inc. .............. 4,729 169,960
L3Harris Technologies, Inc. ............ 1,927 478,802
MTU Aero Engines AG ............... 35,577 8,228,249
Singapore Technologies Engineering Ltd. ... 55,200 167,203
TransDigm Group, Inc.
(f)
.............. 539 351,180
9,395,394
Air Freight & Logistics — 0.1%
Agility Public Warehousing Co. KSC ...... 213,224 771,342
CH Robinson Worldwide, Inc. .......... 1,497 161,242
Deutsche Post AG (Registered) ......... 6,748 322,230
DSV A/S ......................... 31,297 5,998,246
Expeditors International of Washington, Inc. . 14,759 1,522,538
FedEx Corp. ...................... 2,353 544,461
United Parcel Service, Inc., Class B ...... 14,031 3,009,088
ZTO Express Cayman, Inc., ADR ........ 17,075 426,875
12,756,022
Airlines — 0.1%
(f)
Alaska Air Group, Inc. ................ 1,996 115,788
American Airlines Group, Inc. ........... 8,632 157,534
Copa Holdings SA, Class A ............ 112,837 9,437,687
Delta Air Lines, Inc. ................. 6,949 274,972
InterGlobe Aviation Ltd.
(b)(d)
............ 416,524 11,005,696
Southwest Airlines Co. ............... 6,348 290,738
United Airlines Holdings, Inc. ........... 4,005 185,672
21,468,087
Auto Components — 0.0%
Aptiv plc
(f)
........................ 2,233 267,312
BorgWarner, Inc. ................... 1,665 64,769
332,081
Automobiles — 0.1%
Daimler AG (Registered) .............. 7,619 534,774
Ford Motor Co. .................... 34,690 586,608
General Motors Co.
(f)
................ 12,427 543,557
Maruti Suzuki India Ltd. .............. 88,944 8,826,536
Tesla, Inc.
(f)
....................... 7,383 7,955,921
18,447,396
Banks — 1.7%
Abu Dhabi Islamic Bank PJSC .......... 184,545 438,448
Agricultural Bank of China Ltd., Class A .... 942,300 455,977
Agricultural Bank of China Ltd., Class H .... 1,114,000 425,864
Al Rajhi Bank ..................... 259,302 11,067,991
AMMB Holdings Bhd. ................ 130,600 115,095
Arab National Bank ................. 25,019 184,485
Axis Bank Ltd.
(f)
.................... 1,197,032 11,917,512
Bandhan Bank Ltd.
(b)(d)
............... 2,605,544 10,495,211
Bank Hapoalim BM ................. 5,204 51,523
Bank Mandiri Persero Tbk. PT .......... 170,800 93,678
Bank of America Corp. ............... 62,554 2,578,476
Bank of Beijing Co. Ltd., Class A ........ 3,314,700 2,382,974
Bank of China Ltd., Class A ............ 1,635,200 840,010

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Banks (continued)
Bank of China Ltd., Class H ............ 6,030,000 $ 2,406,306
Bank of Communications Co. Ltd., Class A .. 482,400 386,843
Bank of Communications Co. Ltd., Class H . 1,819,000 1,302,253
Bank of the Philippine Islands .......... 70,050 134,834
Bank Rakyat Indonesia Persero Tbk. PT ... 79,164,713 25,568,994
BNP Paribas SA ................... 58,983 3,370,564
BOC Hong Kong Holdings Ltd. .......... 412,000 1,550,268
Boubyan Bank KSCP
(f)
............... 74,863 231,551
Chang Hwa Commercial Bank Ltd. ....... 680,890 453,788
China CITIC Bank Corp. Ltd., Class H ..... 2,279,000 1,150,035
China Construction Bank Corp., Class A ... 264,100 260,531
China Construction Bank Corp., Class H ... 21,285,000 15,943,852
China Everbright Bank Co. Ltd., Class H ... 202,000 76,214
China Merchants Bank Co. Ltd., Class A ... 191,100 1,399,119
China Merchants Bank Co. Ltd., Class H ... 14,000 108,982
CIMB Group Holdings Bhd. ............ 1,284,900 1,627,665
Citigroup, Inc. ..................... 18,166 970,064
Citizens Financial Group, Inc. .......... 419,249 19,004,557
Comerica, Inc. ..................... 969 87,627
Commercial Bank PSQC (The) .......... 171,546 350,602
Commercial International Bank Egypt SAE
(f)
. 1,906,256 4,803,262
Commercial International Bank Egypt SAE
(Registered), GDR
(d)(f)
.............. 48,382 113,214
Credicorp Ltd.
(f)
.................... 13,853 2,381,210
CTBC Financial Holding Co. Ltd. ........ 2,704,000 2,755,662
DBS Group Holdings Ltd. ............. 386,300 10,121,919
Dubai Islamic Bank PJSC ............. 462,515 774,559
E.Sun Financial Holding Co. Ltd. ........ 1,827,959 2,097,227
Emirates NBD Bank PJSC ............. 122,129 496,958
Fifth Third Bancorp ................. 5,633 242,444
First Abu Dhabi Bank PJSC ............ 234,920 1,509,403
First Financial Holding Co. Ltd. .......... 1,893,906 1,872,879
First Republic Bank ................. 1,472 238,611
Grupo Financiero Banorte SAB de CV, Class O 1,919,619 14,459,392
Hana Financial Group, Inc. ............ 335,020 13,324,807
HDFC Bank Ltd., ADR ............... 19,328 1,185,386
Hong Leong Bank Bhd. ............... 62,200 298,283
Hong Leong Financial Group Bhd. ....... 18,200 84,837
Hua Nan Financial Holdings Co. Ltd. ...... 877,572 742,335
Huntington Bancshares, Inc. ........... 15,992 233,803
Industrial & Commercial Bank of China Ltd.,
Class A ....................... 115,100 86,194
Industrial & Commercial Bank of China Ltd.,
Class H ....................... 19,337,000 11,854,594
Israel Discount Bank Ltd., Class A
(f)
....... 8,484 52,763
JPMorgan Chase & Co. .............. 26,312 3,586,852
Kasikornbank PCL, NVDR ............. 1,730,900 8,354,029
KBC Group NV .................... 73,967 5,307,075
KeyCorp ......................... 7,432 166,328
Kotak Mahindra Bank Ltd. ............. 48,613 1,116,478
Kuwait Finance House KSCP ........... 471,669 1,660,826
M&T Bank Corp. ................... 108,296 18,356,172
Malayan Banking Bhd. ............... 2,659,600 5,652,219
Masraf Al Rayan QSC ................ 525,324 743,071
Mediobanca Banca di Credito Finanziario SpA 17,546 177,311
Mega Financial Holding Co. Ltd. ......... 1,108,000 1,654,470
Metropolitan Bank & Trust Co. .......... 51,240 56,308
Moneta Money Bank A/S
(b)(d)(f)
........... 85,989 348,960
National Bank of Kuwait SAKP .......... 362,758 1,310,807
Nordea Bank Abp .................. 877,425 9,030,451
OTP Bank Nyrt.
(f)
................... 292,563 10,613,606
People's United Financial, Inc. .......... 3,983 79,620
PNC Financial Services Group, Inc. (The) .. 3,722 686,523
Postal Savings Bank of China Co. Ltd., Class
H
(b)(d)
......................... 319,000 256,874
Security
Shares
Shares Value
Banks (continued)
Powszechna Kasa Oszczednosci Bank Polski
SA
(f)
.......................... 1,135,728 $ 10,701,502
Public Bank Bhd. ................... 1,599,600 1,774,406
Qatar International Islamic Bank QSC ..... 93,964 284,435
Qatar Islamic Bank SAQ .............. 99,806 650,992
Qatar National Bank QPSC ............ 213,306 1,343,129
Regions Financial Corp. .............. 8,633 192,171
RHB Bank Bhd. .................... 1,009,500 1,430,943
Sberbank of Russia PJSC, ADR
(c)
........ 219,387 2,194
Shanghai Commercial & Savings Bank Ltd.
(The) ......................... 35,000 60,996
Signature Bank .................... 495 145,278
Standard Chartered plc ............... 1,960,734 13,015,372
SVB Financial Group
(f)
............... 486 271,893
Taishin Financial Holding Co. Ltd. ........ 1,490,422 1,060,253
Taiwan Cooperative Financial Holding Co. Ltd. 395 405
TCS Group Holding plc, GDR
(c)(d)
........ 78,717 787
Truist Financial Corp. ................ 11,889 674,106
United Overseas Bank Ltd. ............ 7,200 168,466
US Bancorp ...................... 12,757 678,035
Wells Fargo & Co. .................. 34,270 1,660,724
Zions Bancorp NA .................. 1,088 71,329
290,507,031
Beverages — 0.3%
Ambev SA ....................... 71,180 232,032
Anhui Gujing Distillery Co. Ltd., Class A .... 18,600 498,979
Arca Continental SAB de CV ........... 135,220 917,715
Brown-Forman Corp., Class B .......... 1,688 113,130
Budweiser Brewing Co. APAC Ltd.
(b)(d)
..... 80,600 212,836
Carlsberg A/S, Class B ............... 14,973 1,838,108
Coca-Cola Co. (The) ................ 34,959 2,167,458
Coca-Cola Femsa SAB de CV .......... 234,549 1,291,611
Constellation Brands, Inc., Class A ....... 1,560 359,299
Diageo plc ....................... 434,196 22,024,409
Fraser & Neave Holdings Bhd. .......... 800 3,995
Kweichow Moutai Co. Ltd., Class A ....... 52,900 14,224,555
Molson Coors Beverage Co., Class B ..... 1,782 95,123
Monster Beverage Corp.
(f)
............. 3,087 246,651
PepsiCo, Inc. ..................... 12,456 2,084,885
Pernod Ricard SA .................. 1,496 328,688
46,639,474
Biotechnology — 0.2%
3SBio, Inc.
(b)(d)(f)
.................... 950,000 772,562
AbbVie, Inc. ...................... 178,128 28,876,330
Amgen, Inc. ...................... 13,799 3,336,874
Beijing Wantai Biological Pharmacy Enterprise
Co. Ltd., Class A ................. 19,810 866,583
Biocon Ltd.
(f)
...................... 165,941 732,287
Biogen, Inc.
(f)
...................... 1,316 277,150
Genmab A/S
(f)
..................... 304 109,791
Gilead Sciences, Inc. ................ 11,876 706,028
Imeik Technology Development Co. Ltd., Class
A ........................... 2,800 207,916
Incyte Corp.
(f)
..................... 1,632 129,613
Moderna, Inc.
(f)
.................... 3,058 526,771
Regeneron Pharmaceuticals, Inc.
(f)
....... 913 637,658
Shanghai RAAS Blood Products Co. Ltd., Class
A ........................... 106,700 100,388
Vertex Pharmaceuticals, Inc.
(f)
.......... 2,169 566,044
37,845,995
Building Products — 0.1%
Allegion plc ....................... 638 70,040
AO Smith Corp. .................... 1,886 120,496

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Building Products (continued)
Carrier Global Corp. ................. 8,599 $ 394,436
Cie de Saint-Gobain ................. 118,192 7,032,471
Fortune Brands Home & Security, Inc. ..... 1,778 132,070
Johnson Controls International plc ....... 6,942 455,187
Kingspan Group plc ................. 3,411 333,414
Lennox International, Inc. ............. 3,394 875,177
Masco Corp. ...................... 15,978 814,878
Trane Technologies plc ............... 2,376 362,815
10,590,984
Capital Markets — 0.2%
Ameriprise Financial, Inc. ............. 1,138 341,810
Bank of New York Mellon Corp. (The) ..... 7,068 350,785
Cboe Global Markets, Inc. ............. 1,067 122,086
Charles Schwab Corp. (The) ........... 13,328 1,123,684
CME Group, Inc. ................... 3,222 766,385
FactSet Research Systems, Inc. ......... 3,883 1,685,804
Franklin Resources, Inc. .............. 3,033 84,681
Goldman Sachs Group, Inc. (The) ....... 3,126 1,031,893
IGM Financial, Inc. .................. 5,581 197,187
Intercontinental Exchange, Inc. ......... 199,278 26,328,609
Invesco Ltd. ...................... 4,259 98,212
MarketAxess Holdings, Inc. ............ 337 114,647
Moody's Corp. ..................... 1,487 501,729
Morgan Stanley .................... 12,950 1,131,830
MSCI, Inc. ....................... 680 341,958
Nasdaq, Inc. ...................... 1,177 209,741
Northern Trust Corp. ................. 2,148 250,135
Raymond James Financial, Inc. ......... 1,489 163,656
S&P Global, Inc. ................... 12,899 5,290,912
State Street Corp. .................. 3,567 310,757
T. Rowe Price Group, Inc. ............. 2,352 355,599
40,802,100
Chemicals — 0.3%
Advanced Petrochemical Co. ........... 19,589 366,617
Air Liquide SA ..................... 50,672 8,864,759
Air Products & Chemicals, Inc. .......... 1,942 485,325
Albemarle Corp. ................... 50,101 11,079,836
Asian Paints Ltd. ................... 32,183 1,302,260
Berger Paints India Ltd. .............. 38,798 357,519
Celanese Corp. .................... 831 118,725
CF Industries Holdings, Inc. ............ 5,813 599,088
Corteva, Inc. ...................... 6,413 368,619
Covestro AG
(b)(d)
.................... 22,154 1,115,574
Dow, Inc. ........................ 7,255 462,289
DuPont de Nemours, Inc. ............. 4,789 352,375
Eastman Chemical Co. ............... 979 109,707
Ecolab, Inc. ...................... 2,167 382,605
Evonik Industries AG ................ 65,879 1,827,646
FMC Corp. ....................... 1,064 139,990
Formosa Plastics Corp. ............... 44,000 162,736
Givaudan SA (Registered) ............. 60 247,976
International Flavors & Fragrances, Inc. .... 2,105 276,450
Linde plc ........................ 22,170 7,074,277
Linde plc ........................ 4,520 1,443,824
LyondellBasell Industries NV, Class A ..... 2,684 275,969
Mesaieed Petrochemical Holding Co. ..... 70,782 56,354
Mosaic Co. (The) ................... 3,203 212,999
Nan Ya Plastics Corp. ................ 234,000 757,487
Nitto Denko Corp. .................. 2,500 179,220
Novozymes A/S, Class B .............. 8,195 561,884
Petronas Chemicals Group Bhd. ......... 385,600 880,376
PPG Industries, Inc. ................. 1,954 256,111
Saudi Basic Industries Corp. ........... 77,418 2,690,799
Sherwin-Williams Co. (The) ............ 2,127 530,942
Security
Shares
Shares Value
Chemicals (continued)
Shin-Etsu Chemical Co. Ltd. ........... 4,600 $ 698,893
Sika AG (Registered) ................ 33,135 10,962,842
Sinopec Shanghai Petrochemical Co. Ltd.,
Class H ....................... 1,546,000 320,327
Sumitomo Chemical Co. Ltd. ........... 423,100 1,937,298
Symrise AG ...................... 1,145 137,277
Taiwan Fertilizer Co. Ltd. .............. 120,000 305,327
Yanbu National Petrochemical Co. ....... 45,373 805,406
58,707,708
Commercial Services & Supplies — 0.0%
Cintas Corp. ...................... 895 380,724
Copart, Inc.
(f)
...................... 2,236 280,551
Preston Holdings LLC
(c)
............... 24,388 3,536
Republic Services, Inc. ............... 9,973 1,321,422
Rollins, Inc. ....................... 2,571 90,114
Waste Management, Inc. .............. 6,627 1,050,380
3,126,727
Communications Equipment — 0.1%
Accton Technology Corp. ............. 1,159,300 8,913,873
Arista Networks, Inc.
(f)
................ 7,010 974,250
Cisco Systems, Inc. ................. 37,959 2,116,594
F5 Networks, Inc.
(f)
.................. 635 132,683
Juniper Networks, Inc. ............... 4,221 156,852
Motorola Solutions, Inc. .............. 1,700 411,740
Telefonaktiebolaget LM Ericsson, Class B .. 53,873 491,082
13,197,074
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(f)
........... 165,884 109,483
Quanta Services, Inc. ................ 1,542 202,943
Vinci SA ......................... 52,093 5,322,481
5,634,907
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd., Class H .... 2,417,500 12,364,253
China Resources Cement Holdings Ltd. .... 1,098,000 910,193
Martin Marietta Materials, Inc. .......... 505 194,369
Vulcan Materials Co. ................ 1,075 197,478
13,666,293
Consumer Finance — 0.1%
American Express Co. ............... 5,433 1,015,971
Capital One Financial Corp. ............ 3,594 471,856
Discover Financial Services ............ 2,376 261,812
Kaspi.KZ JSC, GDR
(d)
................ 117,622 5,834,380
Synchrony Financial ................. 458,081 15,945,800
23,529,819
Containers & Packaging — 0.0%
Amcor plc ........................ 13,772 156,037
Avery Dennison Corp. ................ 629 109,427
Ball Corp. ........................ 2,662 239,580
International Paper Co. ............... 4,205 194,061
Packaging Corp. of America ........... 727 113,492
Sealed Air Corp. ................... 1,056 70,710
WestRock Co. ..................... 1,954 91,896
975,203
Distributors — 0.0%
Genuine Parts Co. .................. 27,564 3,473,615
LKQ Corp. ....................... 1,982 90,003
Pool Corp. ....................... 643 271,892
3,835,510
Diversified Financial Services — 0.0%
Berkshire Hathaway, Inc., Class B
(f)
....... 16,187 5,712,554

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Diversified Telecommunication Services — 0.6%
AT&T, Inc. ........................ 257,582 $ 6,086,663
BCE, Inc. ........................ 22,038 1,221,640
Cellnex Telecom SA
(b)(d)
............... 928,287 44,673,263
China Tower Corp. Ltd., Class H
(b)(d)
...... 14,332,000 1,604,359
Chunghwa Telecom Co. Ltd. ........... 603,000 2,670,612
Emirates Telecommunications Group Co. PJSC 172,710 1,739,229
Hellenic Telecommunications Organization SA 625,949 11,318,488
HKT Trust & HKT Ltd.
(g)
............... 1,991,000 2,729,971
Koninklijke KPN NV ................. 276,800 960,491
KT Corp. ........................ 38,547 1,129,060
KT Corp., ADR .................... 28,939 414,985
LG Uplus Corp. .................... 84,038 966,817
Liberty Global plc, Class A
(f)
............ 10,811 275,789
Lumen Technologies, Inc. ............. 10,677 120,330
Nippon Telegraph & Telephone Corp. ..... 5,900 171,418
Ooredoo QPSC .................... 121,899 237,194
Saudi Telecom Co. .................. 61,772 1,767,492
Singapore Telecommunications Ltd. ...... 170,800 331,651
Telekom Malaysia Bhd. ............... 290,600 337,959
Telkom Indonesia Persero Tbk. PT ....... 501,100 159,426
Telkom Indonesia Persero Tbk. PT, ADR ... 17,030 544,108
TELUS Corp. ..................... 884,615 23,110,447
Verizon Communications, Inc. .......... 53,320 2,716,121
105,287,513
Electric Utilities — 1.1%
Alliant Energy Corp. ................. 2,050 128,084
American Electric Power Co., Inc. ........ 158,637 15,827,213
CK Infrastructure Holdings Ltd. .......... 78,500 524,760
CLP Holdings Ltd. .................. 575,500 5,599,556
Constellation Energy Corp.
(f)
........... 3,558 200,138
Duke Energy Corp. ................. 221,158 24,694,502
Edison International ................. 49,924 3,499,672
EDP - Energias de Portugal SA ......... 8,057,499 39,658,117
Electricite de France SA .............. 21,562 202,385
Emera, Inc. ....................... 11,054 547,947
Enel SpA ........................ 1,210,222 8,080,356
Energisa SA ...................... 21,930 224,917
Entergy Corp. ..................... 7,134 832,895
Evergy, Inc. ....................... 15,480 1,057,903
Eversource Energy ................. 131,605 11,606,245
Exelon Corp. ...................... 122,937 5,855,489
FirstEnergy Corp. .................. 5,391 247,231
Hydro One Ltd.
(b)(d)
.................. 28,590 770,237
Manila Electric Co. .................. 17,180 123,848
NextEra Energy, Inc. ................ 342,037 28,973,954
NRG Energy, Inc. ................... 1,838 70,506
Orsted A/S
(b)(d)
..................... 22,032 2,757,779
Pinnacle West Capital Corp. ........... 1,214 94,813
Power Assets Holdings Ltd. ............ 267,500 1,743,311
PPL Corp. ....................... 8,426 240,647
Southern Co. (The) ................. 158,128 11,465,861
Tenaga Nasional Bhd. ............... 435,600 932,374
Terna - Rete Elettrica Nazionale ......... 597,439 5,130,376
Xcel Energy, Inc. ................... 150,231 10,842,171
181,933,287
Electrical Equipment — 0.2%
ABB Ltd. (Registered) ................ 75,257 2,441,391
AMETEK, Inc. ..................... 9,876 1,315,286
Eaton Corp. plc .................... 3,830 581,241
Emerson Electric Co. ................ 9,512 932,652
Generac Holdings, Inc.
(f)
.............. 636 189,057
Legrand SA ...................... 12,584 1,196,443
Rockwell Automation, Inc. ............. 1,202 336,596
Security
Shares
Shares Value
Electrical Equipment (continued)
Schneider Electric SE ................ 149,485 $ 25,097,090
32,089,756
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A ............. 5,035 379,387
CDW Corp. ....................... 1,429 255,634
China Railway Signal & Communication Corp.
Ltd., Class A .................... 1,170,700 818,345
Corning, Inc. ...................... 6,263 231,167
Delta Electronics, Inc. ................ 86,000 797,369
IPG Photonics Corp.
(f)
................ 165 18,110
Keysight Technologies, Inc.
(f)
........... 8,666 1,368,968
Samsung SDI Co. Ltd. ............... 13,602 6,619,954
Shimadzu Corp. .................... 2,600 89,426
Synnex Technology International Corp. .... 398,000 1,038,883
TE Connectivity Ltd. ................. 94,278 12,348,532
Teledyne Technologies, Inc.
(f)
........... 518 244,822
Trimble, Inc.
(f)
..................... 1,968 141,972
Venture Corp. Ltd. .................. 107,000 1,378,914
WPG Holdings Ltd. ................. 547,000 1,065,641
Zebra Technologies Corp., Class A
(f)
...... 426 176,236
26,973,360
Energy Equipment & Services — 0.1%
Baker Hughes Co. .................. 242,997 8,847,521
Halliburton Co. .................... 17,093 647,312
Schlumberger NV .................. 12,878 531,990
10,026,823
Entertainment — 0.0%
Activision Blizzard, Inc. ............... 6,945 556,364
Electronic Arts, Inc. ................. 3,521 445,442
Live Nation Entertainment, Inc.
(f)
......... 1,180 138,815
NetEase, Inc. ..................... 8,900 160,580
Netflix, Inc.
(f)
...................... 3,915 1,466,520
Nintendo Co. Ltd. ................... 800 403,810
Take-Two Interactive Software, Inc.
(f)
...... 1,019 156,661
Walt Disney Co. (The)
(f)
............... 16,076 2,204,984
5,533,176
Equity Real Estate Investment Trusts (REITs) — 3.7%
Alexandria Real Estate Equities, Inc. ...... 109,710 22,079,137
American Tower Corp. ............... 84,981 21,348,927
Assura plc ....................... 33,776,114 29,683,525
AvalonBay Communities, Inc. .......... 1,334 331,326
Boston Properties, Inc. ............... 176,964 22,792,963
Camden Property Trust ............... 2,262 375,944
Community Healthcare Trust, Inc. ........ 180,974 7,638,913
Covivio ......................... 153,083 12,182,960
Cromwell European REIT
(d)
............ 5,253,720 13,251,195
Crown Castle International Corp. ........ 140,645 25,963,067
Digital Realty Trust, Inc. .............. 280,042 39,709,956
Duke Realty Corp. .................. 3,050 177,083
EPR Properties .................... 320,649 17,542,707
Equinix, Inc. ...................... 57,187 42,411,023
Equity Residential .................. 9,808 881,935
ESR Kendall Square REIT Co. Ltd. ....... 4,063,187 23,399,237
Essex Property Trust, Inc. ............. 674 232,853
Extra Space Storage, Inc. ............. 6,264 1,287,878
Federal Realty Investment Trust ......... 896 109,375
Goodman Group ................... 894,257 15,199,256
Healthpeak Properties, Inc. ............ 6,210 213,189
Host Hotels & Resorts, Inc.
(f)
........... 5,381 104,553
Invitation Homes, Inc. ................ 75,188 3,021,054
Iron Mountain, Inc. .................. 3,118 172,768
Kimco Realty Corp. ................. 4,719 116,559
LondonMetric Property plc ............. 3,206,249 11,597,337

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Medical Properties Trust, Inc. ........... 1,565,566 $ 33,096,065
Mid-America Apartment Communities, Inc. .. 2,645 553,995
Nippon Prologis REIT, Inc. ............. 2,612 7,626,658
Outfront Media, Inc. ................. 1,032,087 29,342,233
Prologis, Inc. ...................... 232,321 37,515,195
Public Storage ..................... 12,660 4,940,945
Realty Income Corp. ................. 5,236 362,855
Regency Centers Corp. .............. 1,586 113,145
Rexford Industrial Realty, Inc. .......... 288,718 21,535,476
SBA Communications Corp. ........... 40,845 14,054,764
Secure Income REIT plc .............. 1,957,224 11,634,261
Simon Property Group, Inc. ............ 3,060 402,574
SL Green Realty Corp. ............... 196,454 15,948,136
Spirit Realty Capital, Inc. .............. 485,286 22,332,862
Sun Communities, Inc. ............... 133,635 23,424,879
Target Healthcare REIT plc ............ 10,045,996 14,782,563
UDR, Inc. ........................ 449,891 25,810,247
Ventas, Inc. ...................... 4,272 263,839
VICI Properties, Inc. ................. 691,137 19,669,759
Vornado Realty Trust ................ 2,392 108,405
Warehouses De Pauw CVA ............ 461,231 19,900,249
Welltower, Inc. ..................... 292,347 28,106,241
Weyerhaeuser Co. .................. 6,191 234,639
643,584,705
Food & Staples Retailing — 0.4%
Abdullah Al Othaim Markets Co. ......... 7,757 241,922
BGF retail Co. Ltd. .................. 2,727 391,691
BIM Birlesik Magazalar A/S ............ 84,931 490,017
Clicks Group Ltd. ................... 50,830 1,075,039
Costco Wholesale Corp. .............. 11,866 6,833,036
CP ALL PCL, NVDR ................. 331,200 645,251
George Weston Ltd. ................. 701 86,325
J Sainsbury plc .................... 61,164 202,440
Kroger Co. (The) ................... 6,769 388,338
President Chain Store Corp. ........... 98,000 898,861
Sendas Distribuidora SA .............. 2,881,722 9,914,328
Shoprite Holdings Ltd. ............... 87,096 1,405,782
Siam Makro PCL, NVDR .............. 359,300 428,357
Sok Marketler Ticaret A/S ............. 166,296 141,567
Sysco Corp. ...................... 5,085 415,190
Walgreens Boots Alliance, Inc. .......... 7,371 330,000
Wal-Mart de Mexico SAB de CV ......... 6,911,559 28,323,840
Walmart, Inc. ...................... 66,323 9,876,821
X5 Retail Group NV, GDR
(c)(d)
........... 207,497 2,075
62,090,880
Food Products — 0.3%
Almarai Co. JSC ................... 42,824 582,662
Archer-Daniels-Midland Co. ............ 4,740 427,832
Campbell Soup Co. ................. 1,852 82,544
China Mengniu Dairy Co. Ltd.
(f)
.......... 2,775,000 14,877,890
CJ CheilJedang Corp. ................ 2,241 679,361
Conagra Brands, Inc. ................ 3,695 124,041
Dali Foods Group Co. Ltd.
(b)(d)
.......... 366,000 190,938
General Mills, Inc. .................. 5,043 341,512
Hershey Co. (The) .................. 3,304 715,746
Hormel Foods Corp. ................. 2,273 117,151
Indofood Sukses Makmur Tbk. PT ....... 391,600 162,066
IOI Corp. Bhd. ..................... 158,700 155,217
JM Smucker Co. (The) ............... 1,704 230,739
Kellogg Co. ....................... 2,025 130,592
Kraft Heinz Co. (The) ................ 6,794 267,616
Kuala Lumpur Kepong Bhd. ............ 63,000 377,573
Lamb Weston Holdings, Inc. ........... 982 58,832
McCormick & Co., Inc. (Non-Voting) ...... 2,019 201,496
Security
Shares
Shares Value
Food Products (continued)
Mondelez International, Inc., Class A ...... 12,244 $ 768,678
Nestle India Ltd. ................... 3,024 691,292
Nestle Malaysia Bhd. ................ 26,800 851,532
Nestle SA (Registered) ............... 146,382 19,032,392
Orion Corp. ....................... 3,281 238,910
PPB Group Bhd. ................... 71,900 292,405
Savola Group (The) ................. 11,683 113,189
Tingyi Cayman Islands Holding Corp. ..... 916,000 1,535,989
Tyson Foods, Inc., Class A ............ 2,372 212,602
Uni-President China Holdings Ltd. ....... 414,000 359,265
Uni-President Enterprises Corp. ......... 406,000 926,559
Universal Robina Corp. ............... 67,510 157,865
Want Want China Holdings Ltd. ......... 2,028,000 1,871,317
46,775,803
Gas Utilities — 0.2%
Atmos Energy Corp. ................. 50,007 5,975,337
Beijing Enterprises Holdings Ltd. ........ 157,500 497,056
China Resources Gas Group Ltd. ........ 204,000 858,611
ENN Energy Holdings Ltd. ............. 842,000 12,576,054
Kunlun Energy Co. Ltd. ............... 11,568,000 9,997,482
Petronas Gas Bhd. .................. 72,300 286,179
Tokyo Gas Co. Ltd. ................. 213,000 3,899,435
34,090,154
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories ................. 15,832 1,873,876
ABIOMED, Inc.
(f)
................... 347 114,940
Align Technology, Inc.
(f)
............... 2,536 1,105,696
Baxter International, Inc. .............. 4,182 324,272
Becton Dickinson and Co. ............. 2,524 671,384
Boston Scientific Corp.
(f)
.............. 12,567 556,592
Coloplast A/S, Class B ............... 456 69,056
Cooper Cos., Inc. (The) .............. 392 163,695
Dentsply Sirona, Inc. ................ 1,644 80,918
Dexcom, Inc.
(f)
..................... 838 428,721
Edwards Lifesciences Corp.
(f)
........... 5,506 648,166
Fisher & Paykel Healthcare Corp. Ltd. ..... 27,511 461,640
Hologic, Inc.
(f)
..................... 2,010 154,408
IDEXX Laboratories, Inc.
(f)
............. 4,928 2,695,912
Intuitive Surgical, Inc.
(f)
............... 3,155 951,800
Masimo Corp.
(f)
.................... 712 103,625
Medtronic plc ..................... 209,771 23,274,093
ResMed, Inc. ..................... 1,214 294,407
STERIS plc ....................... 810 195,834
Straumann Holding AG (Registered) ...... 429 684,979
Stryker Corp. ..................... 3,044 813,813
Teleflex, Inc. ...................... 466 165,351
West Pharmaceutical Services, Inc. ...... 609 250,122
Zimmer Biomet Holdings, Inc. .......... 2,102 268,846
36,352,146
Health Care Providers & Services — 0.3%
AmerisourceBergen Corp. ............. 1,213 187,663
Anthem, Inc. ...................... 2,140 1,051,211
Bangkok Dusit Medical Services PCL, NVDR 3,557,900 2,668,166
Cardinal Health, Inc. ................. 3,314 187,904
Centene Corp.
(f)
.................... 5,146 433,242
Cigna Corp. ...................... 2,848 682,409
CVS Health Corp. .................. 25,620 2,593,000
DaVita, Inc.
(f)
...................... 447 50,560
Dr Sulaiman Al Habib Medical Services Group
Co. .......................... 11,863 599,730
Hapvida Participacoes e Investimentos SA
(b)(d)
5,423,115 13,577,579
HCA Healthcare, Inc. ................ 2,186 547,855
Henry Schein, Inc.
(f)
................. 1,026 89,457

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Humana, Inc. ..................... 1,134 $ 493,483
IHH Healthcare Bhd. ................ 353,500 519,620
Laboratory Corp. of America Holdings
(f)
.... 840 221,474
McKesson Corp. ................... 1,481 453,379
Molina Healthcare, Inc.
(f)
.............. 463 154,452
Mouwasat Medical Services Co. ......... 6,555 370,426
Quest Diagnostics, Inc. ............... 1,320 180,655
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H ....................... 255,600 490,777
Sinopharm Group Co. Ltd., Class H ...... 476,800 1,082,362
UnitedHealth Group, Inc. .............. 50,766 25,889,137
Universal Health Services, Inc., Class B ... 790 114,511
52,639,052
Health Care Technology — 0.0%
Cerner Corp. ...................... 7,562 707,501
Veeva Systems, Inc., Class A
(f)
.......... 1,820 386,677
1,094,178
Hotels, Restaurants & Leisure — 0.2%
Booking Holdings, Inc.
(f)
.............. 362 850,139
Caesars Entertainment, Inc.
(f)
........... 1,768 136,773
Carnival Corp.
(f)
.................... 8,612 174,135
Chipotle Mexican Grill, Inc.
(f)
........... 236 373,359
Darden Restaurants, Inc. ............. 991 131,753
Domino's Pizza, Inc. ................. 277 112,742
Expedia Group, Inc.
(f)
................ 1,231 240,870
Genting Malaysia Bhd. ............... 709,700 500,847
Hilton Worldwide Holdings, Inc.
(f)
........ 2,754 417,892
InterContinental Hotels Group plc
(f)
....... 105,806 7,156,150
Las Vegas Sands Corp.
(f)
.............. 3,286 127,727
Marriott International, Inc., Class A
(f)
...... 2,694 473,471
McDonald's Corp. .................. 6,590 1,629,575
MGM Resorts International ............ 3,846 161,301
NEW Top YK
(c)(f)
.................... 12,874 —
Norwegian Cruise Line Holdings Ltd.
(f)
..... 5,438 118,983
OPAP SA ........................ 32,195 468,640
Penn National Gaming, Inc.
(f)
........... 1,641 69,611
Royal Caribbean Cruises Ltd.
(f)
.......... 2,541 212,885
Sands China Ltd.
(f)
.................. 2,544,800 6,054,028
Seera Group Holding
(f)
............... 253,421 1,416,201
Starbucks Corp. .................... 10,145 922,891
Wynn Resorts Ltd.
(f)
................. 1,149 91,621
Yum China Holdings, Inc. ............. 217,566 9,037,692
Yum! Brands, Inc. .................. 2,398 284,235
31,163,521
Household Durables — 0.2%
DR Horton, Inc. .................... 2,615 194,844
Garmin Ltd. ....................... 4,370 518,326
Haier Smart Home Co. Ltd., Class A ...... 2,127,308 7,675,225
Haier Smart Home Co. Ltd., Class H ...... 544,600 1,741,349
Lennar Corp., Class A ................ 2,822 229,062
Mohawk Industries, Inc.
(f)
.............. 353 43,843
Newell Brands, Inc. ................. 2,870 61,447
NVR, Inc.
(f)
....................... 25 111,682
Persimmon plc .................... 373,915 10,485,092
PulteGroup, Inc. ................... 2,216 92,850
Taylor Wimpey plc .................. 6,300,264 10,728,831
Whirlpool Corp. .................... 425 73,431
31,955,982
Household Products — 0.2%
Church & Dwight Co., Inc. ............. 1,954 194,189
Clorox Co. (The) ................... 1,054 146,538
Colgate-Palmolive Co. ............... 7,433 563,644
Kimberly-Clark Corp. ................ 2,878 354,454
Security
Shares
Shares Value
Household Products (continued)
Procter & Gamble Co. (The) ........... 21,141 $ 3,230,345
Reckitt Benckiser Group plc ............ 312,045 23,804,653
Vinda International Holdings Ltd. ........ 95,000 214,903
28,508,726
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) ................... 6,667 171,542
China Yangtze Power Co. Ltd., Class A .... 379,900 1,310,905
Energy Absolute PCL, NVDR ........... 359,200 1,054,245
2,536,692
Industrial Conglomerates — 0.1%
3M Co. .......................... 5,356 797,401
CITIC Ltd. ........................ 101,000 111,725
General Electric Co. ................. 10,207 933,941
Industries Qatar QSC ................ 147,878 767,979
Roper Technologies, Inc. .............. 2,164 1,021,906
Siemens AG ...................... 48,129 6,664,295
Sime Darby Bhd. ................... 456,800 260,181
10,557,428
Insurance — 1.1%
Aflac, Inc. ........................ 6,049 389,495
AIA Group Ltd. .................... 79,000 824,909
Allianz SE (Registered) ............... 46,459 11,094,789
Allstate Corp. (The) ................. 2,826 391,429
American Financial Group, Inc. ......... 19,096 2,780,760
American International Group, Inc. ....... 8,090 507,809
Aon plc, Class A ................... 2,042 664,936
Arthur J Gallagher & Co. .............. 2,130 371,898
Assurant, Inc. ..................... 94,653 17,210,755
Baloise Holding AG (Registered) ........ 5,103 911,379
Brown & Brown, Inc. ................. 2,362 170,702
Bupa Arabia for Cooperative Insurance Co. . 7,872 375,607
China Life Insurance Co. Ltd., Class A ..... 112,100 460,786
China Pacific Insurance Group Co. Ltd., Class
H ........................... 27,800 67,262
Chubb Ltd. ....................... 4,017 859,236
Cincinnati Financial Corp. ............. 1,691 229,908
Direct Line Insurance Group plc ......... 2,213,260 7,975,201
Everest Re Group Ltd. ............... 482 145,265
Fubon Financial Holding Co. Ltd. ........ 161,000 427,490
Gjensidige Forsikring ASA ............. 304,383 7,547,850
Globe Life, Inc. .................... 1,238 124,543
Hartford Financial Services Group, Inc. (The) 3,644 261,676
HDFC Life Insurance Co. Ltd.
(b)(d)
........ 226,039 1,599,249
Japan Post Holdings Co. Ltd.
(f)
.......... 829,100 6,089,115
Legal & General Group plc ............ 1,894,608 6,717,127
Lincoln National Corp. ............... 2,220 145,099
Loews Corp. ...................... 2,501 162,115
Marsh & McLennan Cos., Inc. .......... 4,735 806,939
MetLife, Inc. ...................... 6,876 483,245
MS&AD Insurance Group Holdings, Inc. ... 21,200 688,320
New China Life Insurance Co. Ltd., Class H . 184,600 512,016
People's Insurance Co. Group of China Ltd.
(The), Class A ................... 665,431 478,096
People's Insurance Co. Group of China Ltd.
(The), Class H ................... 662,000 215,993
Phoenix Group Holdings plc ........... 1,334,818 10,694,416
Powszechny Zaklad Ubezpieczen SA ..... 178,923 1,432,309
Principal Financial Group, Inc. .......... 2,828 207,604
Progressive Corp. (The) .............. 5,568 634,696
Prudential Financial, Inc. .............. 3,744 442,429
Prudential plc ..................... 1,703,735 25,152,707
Qatar Insurance Co. SAQ
(f)
............ 72,642 47,898
Sanlam Ltd. ...................... 2,262,531 11,138,506

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Insurance (continued)
Seguridade Participacoes SA ........... 3,267,054 $ 17,573,698
Swiss Life Holding AG (Registered) ....... 2,431 1,557,799
Swiss Re AG ...................... 60,533 5,762,376
Travelers Cos., Inc. (The) ............. 10,649 1,945,892
Tryg A/S ......................... 354,781 8,626,391
Willis Towers Watson plc .............. 1,283 303,070
WR Berkley Corp. .................. 2,455 163,478
Zurich Insurance Group AG ............ 78,225 38,635,323
196,009,591
Interactive Media & Services — 0.3%
Alphabet, Inc., Class A
(f)
.............. 4,087 11,367,377
Alphabet, Inc., Class C
(f)
.............. 4,345 12,135,542
Auto Trader Group plc
(b)(d)
............. 749,466 6,187,054
Baidu, Inc., Class A
(f)
................ 26,100 460,630
Joyy, Inc., ADR .................... 1,184 43,488
Match Group, Inc.
(f)
................. 2,328 253,147
Meta platforms, Inc., Class A
(f)
.......... 20,365 4,528,361
REA Group Ltd. .................... 6,967 698,438
SEEK Ltd. ....................... 2,564 56,466
Tencent Holdings Ltd. ................ 257,300 11,860,075
Tencent Holdings Ltd., ADR ............ 201,303 9,344,485
Twitter, Inc.
(f)
...................... 7,056 272,997
57,208,060
Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd.
(f)
........... 4,000 54,587
Amazon.com, Inc.
(f)
................. 4,187 13,649,411
eBay, Inc. ........................ 5,208 298,210
Etsy, Inc.
(f)
....................... 991 123,161
14,125,369
IT Services — 0.8%
Accenture plc, Class A ............... 5,704 1,923,560
Akamai Technologies, Inc.
(f)
............ 1,783 212,872
Amadeus IT Group SA
(f)
.............. 105,838 6,881,386
Arabian Internet & Communications Services
Co.
(f)
......................... 39,267 2,197,707
Automatic Data Processing, Inc. ......... 15,516 3,530,511
Broadridge Financial Solutions, Inc. ...... 1,277 198,842
CGI, Inc., Class A
(f)
.................. 3,128 249,184
Cognizant Technology Solutions Corp., Class A 5,169 463,504
DXC Technology Co.
(f)
............... 2,504 81,706
EPAM Systems, Inc.
(f)
................ 484 143,559
Fidelity National Information Services, Inc. .. 232,962 23,394,044
Fiserv, Inc.
(f)
...................... 5,723 580,312
FleetCor Technologies, Inc.
(f)
........... 923 229,882
Gartner, Inc.
(f)
..................... 2,714 807,307
GDS Holdings Ltd., Class A
(f)
........... 3,985,460 19,293,946
Global Payments, Inc. ............... 2,876 393,552
Infosys Ltd. ....................... 273,563 6,850,745
Infosys Ltd., ADR ................... 479,907 11,944,885
International Business Machines Corp. .... 8,262 1,074,225
Jack Henry & Associates, Inc. .......... 901 177,542
Mastercard, Inc., Class A .............. 7,724 2,760,403
NEXTDC Ltd.
(f)
.................... 559,179 4,817,379
Nomura Research Institute Ltd. ......... 5,500 179,450
NTT Data Corp. .................... 6,600 129,705
Paychex, Inc. ..................... 122,412 16,705,566
PayPal Holdings, Inc.
(f)
............... 10,539 1,218,835
Samsung SDS Co. Ltd. ............... 2,375 269,445
SUNeVision Holdings Ltd. ............. 8,498,000 7,230,472
Tata Consultancy Services Ltd. ......... 53,976 2,652,672
Tech Mahindra Ltd. ................. 40,830 803,330
VeriSign, Inc.
(f)
..................... 3,657 813,536
Security
Shares
Shares Value
IT Services (continued)
Visa, Inc., Class A .................. 121,565 $ 26,959,470
145,169,534
Leisure Products — 0.1%
Hasbro, Inc. ...................... 221,183 18,119,311
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc. ............. 34,323 4,541,963
Bio-Rad Laboratories, Inc., Class A
(f)
...... 160 90,117
Bio-Techne Corp. ................... 306 132,510
Charles River Laboratories International, Inc.
(f)
383 108,760
Danaher Corp. .................... 7,266 2,131,336
Illumina, Inc.
(f)
..................... 1,377 481,124
IQVIA Holdings, Inc.
(f)
................ 1,603 370,630
Lonza Group AG (Registered) .......... 18,287 13,250,832
Mettler-Toledo International, Inc.
(f)
........ 1,454 1,996,618
PerkinElmer, Inc. ................... 1,012 176,553
Pharmaron Beijing Co. Ltd., Class A ...... 8,200 151,622
Thermo Fisher Scientific, Inc. ........... 3,475 2,052,509
Waters Corp.
(f)
..................... 484 150,229
WuXi AppTec Co. Ltd., Class A .......... 295,334 5,178,070
WuXi AppTec Co. Ltd., Class H
(b)(d)
....... 435,340 6,801,734
37,614,607
Machinery — 0.4%
Alfa Laval AB ..................... 170,699 5,871,611
Atlas Copco AB, Class A .............. 21,467 1,114,266
Caterpillar, Inc. .................... 4,980 1,109,644
Cummins, Inc. ..................... 1,496 306,845
Daifuku Co. Ltd. .................... 1,600 114,162
Deere & Co. ...................... 2,581 1,072,302
Dover Corp. ...................... 3,618 567,664
Epiroc AB, Class A .................. 71,950 1,538,929
Fortive Corp. ...................... 3,969 241,831
GEA Group AG .................... 9,938 407,332
Han's Laser Technology Industry Group Co.
Ltd., Class A .................... 2,098,294 12,566,432
IDEX Corp. ....................... 929 178,117
Illinois Tool Works, Inc. ............... 4,791 1,003,235
Ingersoll Rand, Inc. ................. 4,533 228,237
Nordson Corp. ..................... 592 134,431
Otis Worldwide Corp. ................ 223,027 17,161,928
PACCAR, Inc. ..................... 3,620 318,813
Parker-Hannifin Corp. ................ 1,306 370,591
Pentair plc ....................... 2,214 120,021
Snap-on, Inc. ..................... 25,173 5,172,548
Stanley Black & Decker, Inc. ........... 1,793 250,643
Techtronic Industries Co. Ltd. ........... 15,500 248,333
Volvo AB, Class B .................. 651,235 12,149,016
Westinghouse Air Brake Technologies Corp. . 2,159 207,631
Xylem, Inc. ....................... 2,170 185,014
62,639,576
Marine — 0.0%
AP Moller - Maersk A/S, Class B ......... 151 453,749
Kuehne + Nagel International AG (Registered) 2,002 568,426
MISC Bhd. ....................... 137,700 240,412
Nippon Yusen KK ................... 3,500 306,161
Project Investor Holdings LLC, (Acquired
02/12/19, cost $0)
(c)(h)
.............. 24,388 —
SITC International Holdings Co. Ltd. ...... 99,000 346,174
1,914,922
Media — 0.2%
Charter Communications, Inc., Class A
(f)
... 3,520 1,920,230
Cheil Worldwide, Inc. ................ 24,231 468,751
Comcast Corp., Class A .............. 576,041 26,970,240

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Media (continued)
DISH Network Corp., Class A
(f)
.......... 2,539 $ 80,359
Fox Corp., Class A .................. 2,354 92,865
Fox Corp., Class B .................. 1,673 60,697
Interpublic Group of Cos., Inc. (The) ...... 5,480 194,266
News Corp., Class A ................. 4,257 94,292
News Corp., Class B ................ 459 10,337
Omnicom Group, Inc. ................ 2,285 193,951
Paramount Global, Class B ............ 5,797 219,185
Sirius XM Holdings, Inc. .............. 928,509 6,146,730
Telenet Group Holding NV ............. 7,142 230,110
Warner Bros Discovery, Inc., Class A
(f)
..... 1,753 43,685
Warner Bros Discovery, Inc., Class C
(f)
..... 2,279 56,906
36,782,604
Metals & Mining — 0.4%
Agnico Eagle Mines Ltd. .............. 54,831 3,355,254
Alrosa PJSC
(c)
..................... 607,124 75
Barrick Gold Corp. .................. 45,461 1,114,934
BHP Group Ltd. .................... 93,232 3,593,859
China Molybdenum Co. Ltd., Class H ..... 16,731,000 8,601,256
Cia de Minas Buenaventura SAA, ADR
(f)
... 36,251 365,047
Franco-Nevada Corp. ................ 13,154 2,093,234
Freeport-McMoRan, Inc. .............. 12,947 643,984
Gold Fields Ltd. .................... 362,922 5,620,065
Gold Fields Ltd., ADR ................ 356,290 5,508,244
Grupo Mexico SAB de CV ............. 19,226 114,786
Hochschild Mining plc ................ 107,064 179,745
Korea Zinc Co. Ltd. ................. 16,057 7,729,058
Newmont Corp. .................... 14,467 1,149,403
Novolipetsk Steel PJSC
(c)
............. 14 —
Nucor Corp. ...................... 2,720 404,328
POSCO ......................... 2,590 621,273
Shandong Gold Mining Co. Ltd., Class A ... 222,124 752,929
South32 Ltd. ...................... 150,537 572,233
Southern Copper Corp. ............... 13,594 1,031,785
Teck Resources Ltd., Class B .......... 3,933 158,811
Vale SA ......................... 215,351 4,320,544
Vale SA, ADR ..................... 204,532 4,088,595
Wheaton Precious Metals Corp. ......... 82,472 3,921,898
Zijin Mining Group Co. Ltd., Class A ...... 1,506,800 2,664,978
Zijin Mining Group Co. Ltd., Class H ...... 5,454,000 8,270,793
66,877,111
Multiline Retail — 0.0%
Dollar General Corp. ................ 2,044 455,055
Dollar Tree, Inc.
(f)
................... 1,868 299,160
Fix Price Group Ltd., GDR
(c)(d)
.......... 1,377,673 13,777
Target Corp. ...................... 4,226 896,842
1,664,834
Multi-Utilities — 0.6%
Ameren Corp. ..................... 95,760 8,978,458
Canadian Utilities Ltd., Class A .......... 12,121 371,537
CenterPoint Energy, Inc. .............. 423,953 12,989,920
CMS Energy Corp. .................. 138,899 9,714,596
Consolidated Edison, Inc. ............. 3,394 321,344
Dominion Energy, Inc. ................ 165,227 14,039,338
DTE Energy Co. ................... 59,656 7,887,120
Engie SA ........................ 471,355 6,196,905
National Grid plc ................... 237,491 3,649,814
NiSource, Inc. ..................... 229,948 7,312,346
Public Service Enterprise Group, Inc. ..... 195,154 13,660,780
Qatar Electricity & Water Co. QSC ....... 31,180 155,768
Sempra Energy .................... 82,140 13,809,377
WEC Energy Group, Inc. .............. 98,573 9,838,571
108,925,874
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 1.1%
APA Corp. ....................... 3,291 $ 136,017
California Resources Corp. ............ 3,020 135,085
Canadian Natural Resources Ltd. ........ 31,251 1,935,080
Cheniere Energy, Inc. ................ 68,584 9,509,172
Chesapeake Energy Corp. ............ 108,519 9,441,153
Chevron Corp. ..................... 17,223 2,804,421
China Petroleum & Chemical Corp., Class H 30,024,000 14,919,616
ConocoPhillips .................... 11,815 1,181,500
Coterra Energy, Inc. ................. 7,150 192,835
Devon Energy Corp. ................. 15,167 896,825
Diamondback Energy, Inc. ............. 1,375 188,485
Ecopetrol SA, ADR .................. 116,673 2,170,118
Enbridge, Inc. ..................... 479,583 22,077,352
Energy Transfer LP ................. 201,116 2,250,488
Enterprise Products Partners LP ......... 86,720 2,238,243
EOG Resources, Inc. ................ 61,732 7,360,306
Equinor ASA ...................... 13,136 490,454
Equitrans Midstream Corp. ............ 58,664 495,124
Exxon Mobil Corp. .................. 119,476 9,867,523
Formosa Petrochemical Corp. .......... 272,000 892,736
Gibson Energy, Inc. ................. 32,273 645,641
Hess Corp. ....................... 2,486 266,101
Kinder Morgan, Inc. ................. 249,537 4,718,745
LUKOIL PJSC
(c)
.................... 23,639 3
LUKOIL PJSC, ADR
(c)
................ 393,475 3,935
Lundin Energy AB .................. 8,038 337,388
Magellan Midstream Partners LP ........ 37,836 1,856,612
Marathon Oil Corp. .................. 6,165 154,803
Marathon Petroleum Corp. ............ 5,106 436,563
MOL Hungarian Oil & Gas plc .......... 145,332 1,276,944
Novatek PJSC, GDR
(c)(d)
.............. 69 1
Occidental Petroleum Corp. ............ 7,833 444,444
ONEOK, Inc. ...................... 9,263 654,246
Pembina Pipeline Corp. .............. 50,239 1,887,554
PetroChina Co. Ltd., Class A ........... 1,131,300 977,082
PetroChina Co. Ltd., Class H ........... 1,686,000 856,179
Petroleo Brasileiro SA, ADR ........... 427,231 6,323,019
Petronas Dagangan Bhd. ............. 4,000 19,426
Petronet LNG Ltd. .................. 3,967,248 10,108,233
Phillips 66 ........................ 4,042 349,188
Pioneer Natural Resources Co. ......... 1,969 492,309
Plains All American Pipeline LP ......... 190,715 2,052,093
PTT Exploration & Production PCL, NVDR .. 131,000 564,431
Qatar Fuel QSC .................... 37,378 182,825
Qatar Gas Transport Co. Ltd. ........... 497,810 487,595
Saudi Arabian Oil Co.
(b)(d)
.............. 1,009,056 11,574,571
Targa Resources Corp. ............... 141,161 10,653,421
TC Energy Corp. ................... 5,246 295,979
TOTAL SE ....................... 287,323 14,538,416
Valero Energy Corp. ................. 3,670 372,652
Williams Cos., Inc. (The) .............. 598,620 19,999,894
Woodside Petroleum Ltd. ............. 11,036 265,211
181,978,037
Personal Products — 0.2%
Dabur India Ltd. .................... 136,005 959,105
Estee Lauder Cos., Inc. (The), Class A .... 64,067 17,446,725
Godrej Consumer Products Ltd.
(f)
........ 79,918 784,666
Hengan International Group Co. Ltd. ...... 192,000 884,693
Hindustan Unilever Ltd. ............... 64,416 1,733,065
L'Oreal SA ....................... 16,619 6,638,383
28,446,637
Pharmaceuticals — 1.0%
Alkem Laboratories Ltd. .............. 7,956 379,292
AstraZeneca plc ................... 299,794 39,756,596

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Pharmaceuticals (continued)
Bristol-Myers Squibb Co. .............. 19,224 $ 1,403,929
Catalent, Inc.
(f)
..................... 1,416 157,034
China Medical System Holdings Ltd. ...... 47,000 73,301
Cipla Ltd. ........................ 22,145 296,501
CSPC Pharmaceutical Group Ltd. ........ 1,126,000 1,290,223
Dr. Reddy's Laboratories Ltd. ........... 6,670 377,414
Eli Lilly & Co. ..................... 7,002 2,005,163
Johnson & Johnson ................. 86,057 15,251,882
Joincare Pharmaceutical Group Industry Co.
Ltd., Class A .................... 244,700 470,103
Kalbe Farma Tbk. PT ................ 900,500 100,944
Merck & Co., Inc. ................... 116,061 9,522,805
Novo Nordisk A/S, Class B ............ 392,533 43,538,246
Organon & Co. .................... 1,970 68,812
Pfizer, Inc. ....................... 52,262 2,705,604
Richter Gedeon Nyrt. ................ 16,258 343,675
Roche Holding AG .................. 27,202 10,762,794
Sanofi .......................... 395,267 40,411,961
Shenzhen Salubris Pharmaceuticals Co. Ltd.,
Class A ....................... 135,000 465,113
Sino Biopharmaceutical Ltd. ........... 3,447,000 2,140,334
Sun Pharmaceutical Industries Ltd. ....... 52,226 628,599
Viatris, Inc. ....................... 9,362 101,858
Zoetis, Inc. ....................... 15,333 2,891,650
175,143,833
Professional Services — 0.3%
51job, Inc., ADR
(f)
................... 8,760 512,898
Equifax, Inc. ...................... 1,579 374,381
Nielsen Holdings plc ................. 4,345 118,358
NMG, Inc.
(f)
....................... 3,714 608,168
Randstad NV ..................... 3,557 213,971
Recruit Holdings Co. Ltd. ............. 13,300 577,846
RELX plc ........................ 1,166,327 36,286,360
Robert Half International, Inc. ........... 6,505 742,741
SGS SA (Registered) ................ 228 633,873
Teleperformance ................... 16,690 6,357,192
Thomson Reuters Corp. .............. 552 59,931
Verisk Analytics, Inc. ................. 2,865 614,915
Wolters Kluwer NV .................. 4,960 528,768
47,629,402
Real Estate Management & Development — 0.7%
Aroundtown SA .................... 2,125,765 12,147,411
Barwa Real Estate Co. ............... 234,595 223,916
Capitaland Investment Ltd.
(f)
........... 3,903,900 11,438,720
CBRE Group, Inc., Class A
(f)
........... 2,749 251,588
ESR Cayman Ltd.
(b)(d)(f)
............... 6,207,400 19,236,073
Hang Lung Properties Ltd. ............. 3,155,000 6,359,145
Hulic Co. Ltd. ..................... 2,061,900 18,498,191
LEG Immobilien SE ................. 36,860 4,197,544
Longfor Group Holdings Ltd.
(d)
.......... 2,377,000 12,158,761
VGP NV ......................... 29,419 7,529,655
Vonovia SE ....................... 703,996 32,813,551
Youngor Group Co. Ltd., Class A ........ 165,700 176,353
125,030,908
Road & Rail — 0.3%
Canadian National Railway Co. ......... 583 78,206
Canadian Pacific Railway Ltd. .......... 142,668 11,775,072
CSX Corp. ....................... 439,945 16,475,940
Daqin Railway Co. Ltd., Class A ......... 148,800 160,597
JB Hunt Transport Services, Inc. ........ 925 185,731
Norfolk Southern Corp. ............... 3,787 1,080,128
Old Dominion Freight Line, Inc. ......... 2,921 872,444
Seibu Holdings, Inc.
(f)
................ 451,500 4,669,267
Security
Shares
Shares Value
Road & Rail (continued)
Union Pacific Corp. ................. 50,698 $ 13,851,201
49,148,586
Semiconductors & Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc.
(f)
......... 25,972 2,839,778
Advantest Corp. .................... 3,700 288,873
Analog Devices, Inc. ................. 4,836 798,810
Applied Materials, Inc. ............... 7,877 1,038,189
ASML Holding NV .................. 15,383 10,279,257
Broadcom, Inc. .................... 5,348 3,367,529
Enphase Energy, Inc.
(f)
............... 1,185 239,109
Intel Corp. ....................... 70,377 3,487,884
KLA Corp. ........................ 1,307 478,440
Lam Research Corp. ................ 1,235 663,948
MediaTek, Inc. ..................... 378,000 11,763,563
Microchip Technology, Inc. ............. 5,540 416,276
Micron Technology, Inc. ............... 9,876 769,242
Monolithic Power Systems, Inc. ......... 1,241 602,729
Nanya Technology Corp. .............. 409,000 975,661
NVIDIA Corp. ..................... 36,032 9,831,692
NXP Semiconductors NV ............. 2,604 481,948
Qorvo, Inc.
(f)
...................... 1,101 136,634
QUALCOMM, Inc. .................. 17,614 2,691,771
Realtek Semiconductor Corp. .......... 46,000 683,320
Silergy Corp. ...................... 1,000 117,251
Skyworks Solutions, Inc. .............. 1,675 223,244
SolarEdge Technologies, Inc.
(f)
.......... 475 153,126
Taiwan Semiconductor Manufacturing Co. Ltd. 4,555,000 93,439,090
Teradyne, Inc. ..................... 1,458 172,379
Texas Instruments, Inc. ............... 108,093 19,832,904
Tokyo Electron Ltd. ................. 8,500 4,365,270
United Microelectronics Corp. .......... 395,000 725,388
Vanguard International Semiconductor Corp. 333,000 1,433,899
172,297,204
Software — 0.7%
Adobe, Inc.
(f)
...................... 6,989 3,184,328
ANSYS, Inc.
(f)
..................... 878 278,897
Autodesk, Inc.
(f)
.................... 1,989 426,342
Cadence Design Systems, Inc.
(f)
......... 16,223 2,668,035
Ceridian HCM Holding, Inc.
(f)
........... 1,467 100,284
Check Point Software Technologies Ltd.
(f)
... 5,440 752,134
Citrix Systems, Inc. ................. 1,252 126,327
Constellation Software, Inc. ............ 876 1,497,430
Fair Isaac Corp.
(f)
................... 275 128,276
Fortinet, Inc.
(f)
..................... 4,312 1,473,583
Hundsun Technologies, Inc., Class A ...... 49,173 342,711
Intuit, Inc. ........................ 49,293 23,702,046
Microsoft Corp. .................... 236,105 72,793,533
NavInfo Co. Ltd., Class A ............. 146,100 319,474
NortonLifeLock, Inc. ................. 5,755 152,623
Oracle Corp. ...................... 14,423 1,193,215
Palo Alto Networks, Inc.
(f)
............. 574 357,321
Paycom Software, Inc.
(f)
.............. 467 161,759
PTC, Inc.
(f)
....................... 1,032 111,167
salesforce.com, Inc.
(f)
................ 8,834 1,875,635
ServiceNow, Inc.
(f)
.................. 9,468 5,272,634
Synopsys, Inc.
(f)
.................... 1,423 474,243
Trend Micro, Inc. ................... 2,300 134,316
Tyler Technologies, Inc.
(f)
.............. 369 164,164
WiseTech Global Ltd. ................ 13,944 524,835
Workday, Inc., Class A
(f)
.............. 2,679 641,513
118,856,825

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Specialty Retail — 0.2%
Abu Dhabi National Oil Co. for Distribution
PJSC ........................ 1,097,665 $ 1,253,383
Advance Auto Parts, Inc. .............. 467 96,650
AutoZone, Inc.
(f)
.................... 785 1,604,995
Bath & Body Works, Inc. .............. 1,949 93,162
Best Buy Co., Inc. .................. 1,871 170,074
CarMax, Inc.
(f)
..................... 1,547 149,254
China Yongda Automobiles Services Holdings
Ltd. .......................... 378,500 408,918
Home Depot, Inc. (The) .............. 37,652 11,270,373
Home Product Center PCL, NVDR ....... 3,696,600 1,760,008
Jarir Marketing Co. .................. 9,423 493,732
JUMBO SA ....................... 17,423 259,590
Lowe's Cos., Inc. ................... 13,224 2,673,761
O'Reilly Automotive, Inc.
(f)
............. 1,550 1,061,688
Ross Stores, Inc. ................... 2,936 265,591
Suning.com Co. Ltd., Class A ........... 851,900 461,356
TJX Cos., Inc. (The) ................. 10,520 637,302
Topsports International Holdings Ltd.
(b)(d)
... 10,453,000 8,687,905
Tractor Supply Co. .................. 926 216,101
Ulta Beauty, Inc.
(f)
................... 9,871 3,930,830
Zhongsheng Group Holdings Ltd. ........ 120,000 843,748
36,338,421
Technology Hardware, Storage & Peripherals — 0.4%
Advantech Co. Ltd. ................. 78,295 1,003,242
Apple, Inc. ....................... 207,253 36,188,446
Asustek Computer, Inc. ............... 25,000 324,342
Catcher Technology Co. Ltd. ........... 203,000 1,018,418
Chicony Electronics Co. Ltd. ........... 166,000 517,450
Compal Electronics, Inc. .............. 1,482,000 1,380,530
Hewlett Packard Enterprise Co. ......... 10,668 178,262
HP, Inc. ......................... 28,463 1,033,207
Inventec Corp. ..................... 417,000 357,455
Lenovo Group Ltd. .................. 2,078,000 2,251,007
Lite-On Technology Corp. ............. 630,000 1,488,549
Logitech International SA (Registered) ..... 118,571 8,813,635
Micro-Star International Co. Ltd. ......... 248,000 1,113,435
NetApp, Inc. ...................... 1,755 145,665
Pegatron Corp. .................... 637,000 1,604,005
Quanta Computer, Inc. ............... 817,000 2,502,022
Samsung Electronics Co. Ltd. .......... 219,348 12,551,747
Seagate Technology Holdings plc ........ 1,585 142,492
Western Digital Corp.
(f)
............... 2,413 119,806
72,733,715
Textiles, Apparel & Luxury Goods — 0.3%
ANTA Sports Products Ltd. ............ 9,600 119,088
Eclat Textile Co. Ltd. ................. 35,000 579,414
EssilorLuxottica SA ................. 101,132 18,496,096
Feng TAY Enterprise Co. Ltd. ........... 16,000 106,399
Kering SA ........................ 24,702 15,595,050
Li Ning Co. Ltd. .................... 23,000 195,301
LVMH Moet Hennessy Louis Vuitton SE .... 28,577 20,398,242
NIKE, Inc., Class B ................. 11,256 1,514,607
PVH Corp. ....................... 413 31,640
Ralph Lauren Corp. ................. 264 29,948
Tapestry, Inc. ...................... 1,876 69,694
Under Armour, Inc., Class A
(f)
........... 1,270 21,615
Under Armour, Inc., Class C
(f)
........... 2,090 32,521
VF Corp. ........................ 3,549 201,796
57,391,411
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. .. 297,524 9,303,006
Security
Shares
Shares Value
Tobacco — 0.2%
Altria Group, Inc. ................... 16,989 $ 887,675
British American Tobacco plc ........... 31,721 1,332,194
Eastern Co. SAE ................... 82,901 54,356
ITC Ltd. ......................... 809,891 2,665,065
Japan Tobacco, Inc. ................. 225,800 3,856,118
KT&G Corp. ...................... 27,256 1,813,343
Philip Morris International, Inc. .......... 263,873 24,788,230
Swedish Match AB .................. 152,392 1,145,993
36,542,974
Trading Companies & Distributors — 0.2%
Azelis Group NV
(f)
.................. 64,112 1,546,569
BOC Aviation Ltd.
(b)(d)
................ 970,700 7,624,984
Fastenal Co. ...................... 15,864 942,322
Ferguson plc ...................... 112,798 15,281,861
ITOCHU Corp. .................... 21,500 727,258
Mitsubishi Corp. .................... 30,000 1,125,802
United Rentals, Inc.
(f)
................ 749 266,052
WW Grainger, Inc. .................. 3,413 1,760,391
29,275,239
Transportation Infrastructure — 0.8%
Aena SME SA
(b)(d)(f)
.................. 168,064 28,016,324
Atlantia SpA
(f)
..................... 544,550 11,322,589
Atlas Arteria Ltd.
(g)
.................. 2,253,533 10,967,678
Auckland International Airport Ltd.
(f)
....... 994,857 5,382,796
Flughafen Zurich AG (Registered)
(f)
....... 26,429 4,743,659
Fraport AG Frankfurt Airport Services
Worldwide
(f)
.................... 206,490 11,446,447
Getlink SE ....................... 177,823 3,202,532
Grupo Aeroportuario del Pacifico SAB de CV,
Class B
(f)
...................... 871,519 14,049,026
Hamburger Hafen und Logistik AG ....... 181,708 3,232,237
Japan Airport Terminal Co. Ltd.
(f)
......... 96,600 4,399,917
Jiangsu Expressway Co. Ltd., Class H .... 11,970,000 12,500,862
Transurban Group .................. 3,535,022 35,717,702
Westports Holdings Bhd. .............. 127,100 120,911
145,102,680
Water Utilities — 0.0%
American Water Works Co., Inc. ......... 14,808 2,451,168
Beijing Enterprises Water Group Ltd. ...... 1,008,000 308,393
Guangdong Investment Ltd. ............ 232,000 316,086
Severn Trent plc ................... 119,115 4,800,843
7,876,490
Wireless Telecommunication Services — 0.2%
Advanced Info Service PCL, NVDR ....... 397,500 2,777,455
Axiata Group Bhd. .................. 244,600 220,473
Bharti Airtel Ltd. .................... 31,444 311,750
China United Network Communications Ltd.,
Class A ....................... 850,500 476,687
DiGi.Com Bhd. .................... 230,700 213,621
Etihad Etisalat Co. .................. 105,057 1,162,166
Far EasTone Telecommunications Co. Ltd. .. 240,000 614,944
Global Telecom Holding SAE
(c)(f)
......... 201,938 54,130
KDDI Corp. ....................... 362,200 11,875,322
Maxis Bhd. ....................... 177,700 165,740
Mobile Telecommunications Co. KSCP .... 222,873 460,427
Mobile Telecommunications Co. Saudi Arabia
(f)
328,098 1,159,445
Mobile TeleSystems PJSC
(c)
........... 26,804 3
SK Telecom Co. Ltd. ................. 29,318 1,370,859
Taiwan Mobile Co. Ltd. ............... 235,000 859,945
Tele2 AB, Class B .................. 1,059,217 16,010,911
T-Mobile US, Inc.
(f)
.................. 5,213 669,088
Turkcell Iletisim Hizmetleri A/S .......... 191,338 293,950
Turkcell Iletisim Hizmetleri A/S, ADR ...... 20,557 79,967

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Wireless Telecommunication Services (continued)
Vodacom Group Ltd. ................ 100,019 $ 1,095,161
39,872,044
Total Common Stocks — 23.4%
(Cost: $3,436,215,652) ........................... 4,040,382,346
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.6%
Bombardier, Inc.
(b)
7.50%, 12/01/24 ................. USD 1,047 1,081,027
7.50%, 03/15/25 ................. 2,566 2,579,087
7.13%, 06/15/26 ................. 7,900 7,742,000
7.88%, 04/15/27 ................. 2,045 2,002,290
6.00%, 02/15/28 ................. 3,264 3,059,152
7.45%, 05/01/34 ................. 362 367,430
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
2,887 2,598,300
Howmet Aerospace, Inc.
5.13%, 10/01/24 ................. 306 316,710
6.88%, 05/01/25 ................. 500 542,949
5.90%, 02/01/27 ................. 1,156 1,238,585
L3Harris Technologies, Inc.
3.83%, 04/27/25 ................. 355 359,938
4.40%, 06/15/28 ................. 3,360 3,494,206
2.90%, 12/15/29 ................. 735 706,513
1.80%, 01/15/31 ................. 3,565 3,097,538
4.85%, 04/27/35 ................. 500 543,105
5.05%, 04/27/45 ................. 120 135,269
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 5,361 5,502,530
Spirit AeroSystems, Inc.
(b)
5.50%, 01/15/25 ................. 1,090 1,092,725
7.50%, 04/15/25 ................. 372 385,412
SSL Robotics LLC, 9.75%, 12/31/23
(b)
.... 356 378,695
TransDigm, Inc.
8.00%, 12/15/25
(b)
................ 16,280 17,025,298
6.25%, 03/15/26
(b)
................ 35,107 36,042,251
6.38%, 06/15/26 ................. 1,416 1,428,780
7.50%, 03/15/27 ................. 2,071 2,133,130
5.50%, 11/15/27 ................. 1,000 992,500
4.63%, 01/15/29 ................. 3,089 2,888,122
4.88%, 05/01/29 ................. 2,289 2,145,411
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 8,259 8,723,156
108,602,109
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10%, 08/05/29 ................. 781 769,700
4.55%, 04/01/46 ................. 795 832,371
1,602,071
Airlines — 0.5%
Air Canada, 3.88%, 08/15/26
(b)
......... 2,479 2,339,556
Air France-KLM, 3.88%, 07/01/26
(d)
...... EUR 900 906,019
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ USD 10,160 11,861,699
5.50%, 04/20/26 ................. 5,548 5,589,372
5.75%, 04/20/29 ................. 13,354 13,304,341
Avianca Midco 2 Ltd., 9.00%, 12/01/28
(b)
... 10,039 9,614,416
Delta Air Lines, Inc.
7.38%, 01/15/26 ................. 825 895,938
4.75%, 10/20/28
(b)
................ 5,591 5,633,808
Deutsche Lufthansa AG
(d)
2.00%, 07/14/24 ................. EUR 1,000 1,085,563
2.88%, 05/16/27 ................. 600 616,345
3.75%, 02/11/28 ................. 500 531,221
Security
Par (000)
Par (000) Value
Airlines (continued)
3.50%, 07/14/29 ................. EUR 1,200 $ 1,224,221
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... USD 2,941 2,942,677
International Consolidated Airlines Group SA
(d)
0.63%, 11/17/22
(i)
................ EUR 600 651,085
2.75%, 03/25/25 ................. 800 840,651
1.13%, 05/18/28
(i)
................ 1,200 1,144,823
3.75%, 03/25/29 ................. 600 596,395
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 5,594 5,831,745
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
599 637,627
United Airlines Holdings, Inc., 4.88%, 01/15/25 175 174,270
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 393 387,988
Series 2020-1, Class A, 5.88%, 10/15/27 6,747 6,983,516
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 3,948 3,883,549
4.63%, 04/15/29 ................. 7,518 7,149,242
84,826,067
Auto Components — 0.5%
Allison Transmission, Inc.
(b)
5.88%, 06/01/29 ................. 5,581 5,689,662
3.75%, 01/30/31 ................. 2,967 2,691,514
Aptiv plc
3.25%, 03/01/32 ................. 785 744,021
3.10%, 12/01/51 ................. 1,135 902,307
Clarios Global LP
6.75%, 05/15/25
(b)
................ 4,587 4,749,976
4.38%, 05/15/26
(d)
................ EUR 1,500 1,638,633
6.25%, 05/15/26
(b)
................ USD 8,698 8,948,067
8.50%, 05/15/27
(b)
................ 20,318 21,079,925
Dana Financing Luxembourg SARL, 3.00%,
07/15/29
(d)
.................... EUR 650 653,194
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... USD 2,378 2,383,945
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(b)
.................... 845 734,702
Faurecia SE
(d)
2.75%, 02/15/27 ................. EUR 699 706,575
3.75%, 06/15/28 ................. 590 612,590
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29
(b)
................ USD 1,499 1,396,409
5.25%, 07/15/31
(b)
................ 1,132 1,046,760
5.63%, 04/30/33 ................. 3,352 3,083,840
Grupo Antolin-Irausa SA, 3.50%, 04/30/28
(d)
. EUR 977 876,119
Icahn Enterprises LP
4.75%, 09/15/24 ................. USD 2,616 2,627,903
6.38%, 12/15/25 ................. 600 604,500
6.25%, 05/15/26 ................. 2,462 2,511,240
5.25%, 05/15/27 ................. 6,173 6,058,337
4.38%, 02/01/29 ................. 4,481 4,111,317
IHO Verwaltungs GmbH
(j)
4.75%, (4.75% Cash or 5.50% PIK),
09/15/26
(b)
................... 600 588,000
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)(d)
.................. EUR 906 965,930
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(b)
................... USD 200 195,500
JB Poindexter & Co., Inc., 7.13%, 04/15/26
(b)
200 203,250
Patrick Industries, Inc., 4.75%, 05/01/29
(b)
.. 486 417,960
Tenneco, Inc., 7.88%, 01/15/29
(b)
....... 429 452,059
ZF Europe Finance BV
(d)
2.00%, 02/23/26 ................. EUR 1,200 1,245,275
2.50%, 10/23/27 ................. 500 502,149
ZF Finance GmbH
(d)
3.00%, 09/21/25 ................. 200 217,117
2.00%, 05/06/27 ................. 700 696,604

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Auto Components (continued)
2.75%, 05/25/27 ................. EUR 400 $ 411,180
79,746,560
Automobiles — 0.3%
Ford Motor Co.
4.35%, 12/08/26 ................. USD 1,169 1,176,108
9.63%, 04/22/30 ................. 635 826,964
3.25%, 02/12/32 ................. 6,809 6,081,322
4.75%, 01/15/43 ................. 1,794 1,629,418
5.29%, 12/08/46 ................. 704 683,306
General Motors Co.
4.00%, 04/01/25 ................. 600 605,557
6.25%, 10/02/43 ................. 745 844,683
5.20%, 04/01/45 ................. 910 921,081
5.95%, 04/01/49 ................. 320 355,614
Hyundai Capital America
(b)
1.25%, 09/18/23 ................. 480 466,940
0.80%, 01/08/24 ................. 3,620 3,455,480
1.00%, 09/17/24 ................. 1,865 1,754,125
Jaguar Land Rover Automotive plc
5.63%, 02/01/23
(b)
................ 150 149,257
7.75%, 10/15/25
(b)
................ 770 796,219
6.88%, 11/15/26
(d)
................ EUR 400 454,669
4.50%, 10/01/27
(b)
................ USD 483 421,417
5.88%, 01/15/28
(b)
................ 2,683 2,463,195
4.50%, 07/15/28
(d)
................ EUR 848 847,277
5.50%, 07/15/29
(b)
................ USD 2,825 2,486,000
Mclaren Finance plc, 7.50%, 08/01/26
(b)
... 375 368,156
Nissan Motor Acceptance Co. LLC, 2.75%,
03/09/28
(b)
.................... 575 518,280
Nissan Motor Co. Ltd.
(b)
3.04%, 09/15/23 ................. 4,540 4,529,857
4.35%, 09/17/27 ................. 1,595 1,571,677
4.81%, 09/17/30 ................. 340 337,061
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.63%, 02/18/30
(a)(d)
......... EUR 1,900 1,973,665
Renault SA
(d)
1.25%, 06/24/25 ................. 100 102,602
2.38%, 05/25/26 ................. 500 521,066
Thor Industries, Inc., 4.00%, 10/15/29
(b)
... USD 1,283 1,126,346
TML Holdings Pte. Ltd., 4.35%, 06/09/26
(d)
. 2,339 2,204,507
Volkswagen Group of America Finance LLC
(b)
0.75%, 11/23/22 ................. 1,880 1,863,738
1.25%, 11/24/25 ................. 305 281,125
3.20%, 09/26/26 ................. 305 299,298
Volvo Car AB, 2.50%, 10/07/27
(d)
....... EUR 728 805,650
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
USD 1,802 1,822,272
44,743,932
Banks — 3.7%
ABN AMRO Bank NV, (EUR Swap Annual 5
Year + 4.67%), 4.38%
(a)(d)(k)
.......... EUR 3,000 3,326,947
AIB Group plc
(a)
(EUR Swap Annual 5 Year + 5.70%),
5.25%
(d)(k)
.................... 4,285 4,762,295
(LIBOR USD 3 Month + 1.87%), 4.26%,
04/10/25
(b)
................... USD 1,500 1,502,871
(EUR Swap Annual 5 Year + 6.63%),
6.25%
(d)(k)
.................... EUR 8,453 9,666,732
Australia & New Zealand Banking Group Ltd.,
(USD Swap Rate 5 Year + 5.17%), 6.75%
(a)(d)
(k)
......................... USD 1,062 1,141,119
Banco Bilbao Vizcaya Argentaria SA
(a)(k)
(EUR Swap Annual 5 Year + 5.66%),
5.88%
(d)
..................... EUR 200 228,441
(EUR Swap Annual 5 Year + 6.04%),
6.00%
(d)
..................... 4,000 4,568,812
Security
Par (000)
Par (000) Value
Banks (continued)
(USD Swap Semi 5 Year + 3.87%), 6.13% USD 20,400 $ 19,813,500
Banco BPM SpA
(a)(d)
(EUR Swap Annual 5 Year + 5.42%),
5.00%, 09/14/30 ............... EUR 352 399,135
(EUR Swap Annual 5 Year + 3.17%),
2.88%, 06/29/31 ............... 5,114 5,296,072
(EUR Swap Annual 5 Year + 3.40%),
3.38%, 01/19/32 ............... 625 648,180
Banco Davivienda SA, (US Treasury Yield
Curve Rate T Note Constant Maturity 10 Year
+ 5.10%), 6.65%
(a)(b)(k)
............. USD 820 751,222
Banco de Sabadell SA
(a)(d)
(EUR Swap Annual 5 Year + 6.20%),
5.75%
(k)
..................... EUR 3,800 4,094,638
(EUSA3 + 2.20%), 2.62%, 03/24/26 .... 100 110,595
(EUR Swap Annual 5 Year + 2.20%),
2.00%, 01/17/30 ............... 1,000 1,047,667
(EUR Swap Annual 5 Year + 2.95%),
2.50%, 04/15/31 ............... 3,400 3,514,888
Banco do Brasil SA, 4.75%, 03/20/24
(d)
.... USD 3,165 3,253,620
Banco Espirito Santo SA
(d)(f)(l)
2.63%, 05/08/17 ................. EUR 800 128,325
4.75%, 01/15/18 ................. 1,500 240,609
4.00%, 01/21/19 ................. 5,400 866,194
Banco Mercantil del Norte SA, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.64%), 5.88%
(a)(b)(k)
.......... USD 2,965 2,732,062
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
3,990 3,505,015
Banco Santander SA
2.75%, 05/28/25 ................. 400 389,786
(EUR Swap Annual 5 Year + 4.53%),
4.37%
(a)(d)(k)
................... EUR 12,400 13,329,103
1.85%, 03/25/26 ................. USD 600 560,797
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.72%, 09/14/27
(a)
.............. 800 722,561
3.31%, 06/27/29 ................. 600 581,027
Bangkok Bank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34
(a)(d)
......... 4,334 4,040,913
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.28%, 01/29/31
(a)(b)(d)
...... 5,188 4,857,265
Bank of America Corp.
4.20%, 08/26/24 ................. 2,650 2,714,406
Series L, 3.95%, 04/21/25 .......... 1,610 1,640,578
(SOFR + 0.91%), 0.98%, 09/25/25
(a)
... 1,990 1,886,141
4.45%, 03/03/26 ................. 2,220 2,295,898
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
................... 4,860 4,810,886
(LIBOR USD 3 Month + 1.19%), 2.88%,
10/22/30
(a)
................... 25 23,707
(SOFR + 1.37%), 1.92%, 10/24/31
(a)
... 265 230,200
Series N, (SOFR + 1.22%), 2.65%,
03/11/32
(a)
................... 1,090 999,699
(SOFR + 1.32%), 2.69%, 04/22/32
(a)
... 1,625 1,494,410
(SOFR + 1.33%), 2.97%, 02/04/33
(a)
... 1,310 1,227,461
Series L, 4.75%, 04/21/45 .......... 420 455,385
(LIBOR USD 3 Month + 1.99%), 4.44%,
01/20/48
(a)
................... 445 483,964
(LIBOR USD 3 Month + 3.15%), 4.08%,
03/20/51
(a)
................... 1,200 1,241,795
(SOFR + 1.88%), 2.83%, 10/24/51
(a)
... 90 76,537
Bank of Communications Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.35%), 3.80%
(a)(d)(k)
... 4,500 4,500,000

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Bank of Cyprus PCL, (EUR Swap Annual 5
Year + 2.79%), 2.50%, 06/24/27
(a)(d)
.... EUR 525 $ 502,360
Bank of East Asia Ltd. (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.53%), 5.83%
(a)(d)(k)
.......... USD 4,653 4,618,103
Bank of Ireland Group plc
(a)
(EUR Swap Annual 5 Year + 7.92%),
7.50%
(d)(k)
.................... EUR 800 961,075
(EUR Swap Annual 5 Year + 6.43%),
6.00%
(d)(k)
.................... 2,700 3,071,881
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%),
2.03%, 09/30/27
(b)
.............. USD 1,795 1,625,678
Barclays plc
(USD Swap Semi 5 Year + 4.84%), 7.75%
(a)
(k)
......................... 18,490 19,165,532
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%),
8.00%
(a)(k)
.................... 2,900 3,063,850
3.65%, 03/16/25 ................. 395 395,731
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.58%), 7.13%
(a)(k)
. GBP 3,252 4,490,929
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(k)
.................... USD 13,075 13,352,844
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.02%), 6.37%
(a)(d)(k)
GBP 3,226 4,371,369
5.20%, 05/12/26 ................. USD 1,700 1,767,592
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38%
(a)(k)
.................... 12,535 11,040,201
4.84%, 05/09/28 ................. 240 245,058
(LIBOR USD 3 Month + 3.05%), 5.09%,
06/20/30
(a)
................... 1,300 1,348,511
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.65%), 5.12%, 01/18/33
(a)(d)
......... 2,621 2,468,982
BNP Paribas SA
(a)
(LIBOR USD 6 Month + 0.08%), 1.57%
(k)
450 349,088
(LIBOR USD 3 Month + 2.24%), 4.70%,
01/10/25
(b)
................... 1,335 1,363,037
(USD Swap Semi 5 Year + 3.98%), 7.00%
(b)
(k)
......................... 4,429 4,783,320
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.62%
(b)(k)
.................... 10,475 9,349,042
BPER Banca, (EUR Swap Annual 5 Year +
3.73%), 3.88%, 07/25/32
(a)(d)
......... EUR 750 780,691
Burgan Bank SAK, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.01%), 5.75%
(a)(d)(k)
.............. USD 975 939,839
CaixaBank SA
(a)(d)(k)
(EUR Swap Annual 5 Year + 6.22%), 6.37% EUR 3,000 3,449,442
(EUR Swap Annual 5 Year + 6.50%), 6.75% 6,600 7,684,566
(EUR Swap Annual 5 Year + 4.50%), 5.25% 1,800 1,977,789
(EUR Swap Annual 5 Year + 6.35%), 5.88% 1,800 2,098,180
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(d)(k)
............. USD 380 377,459
Citigroup, Inc.
(LIBOR USD 3 Month + 0.95%), 2.88%,
07/24/23
(a)
................... 1,000 1,001,369
3.20%, 10/21/26 ................. 800 793,692
4.45%, 09/29/27 ................. 4,225 4,357,819
(LIBOR USD 3 Month + 1.56%), 3.89%,
01/10/28
(a)
................... 275 278,094
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 1.15%), 3.52%,
10/27/28
(a)
................... USD 350 $ 346,709
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
.... 425 403,116
(SOFR + 1.15%), 2.67%, 01/29/31
(a)
... 1,775 1,644,522
(SOFR + 2.11%), 2.57%, 06/03/31
(a)
.... 1,555 1,424,547
(SOFR + 1.17%), 2.56%, 05/01/32
(a)
... 665 599,677
(SOFR + 1.35%), 3.06%, 01/25/33
(a)
... 245 228,912
(SOFR + 1.94%), 3.79%, 03/17/33
(a)
... 1,270 1,258,987
(SOFR + 1.38%), 2.90%, 11/03/42
(a)
.... 440 377,000
Commerzbank AG, (EUR Swap Annual 5 Year
+ 6.36%), 6.12%
(a)(d)(k)
............. EUR 14,000 15,872,210
Commonwealth Bank of Australia, 3.78%,
03/14/32
(b)
.................... USD 355 343,123
Cooperatieve Rabobank UA, (US Treasury
Yield Curve Rate T Note Constant Maturity 1
Year + 0.73%), 1.98%, 12/15/27
(a)(b)
.... 1,925 1,786,757
Credit Agricole SA
(a)(b)(k)
(USD Swap Semi 5 Year + 4.90%), 7.88% 3,600 3,793,500
(USD Swap Semi 5 Year + 6.19%), 8.12% 3,886 4,320,921
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%),
4.75% ...................... 25,260 22,921,682
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22 ................ 270 272,781
Danske Bank A/S
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(b)
.............. 1,460 1,441,164
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%),
3.77%, 03/28/25
(b)
.............. 545 546,251
(US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%),
7.00%
(d)(k)
.................... 24,620 25,420,150
Discover Bank, (USD Swap Semi 5 Year +
1.73%), 4.68%, 08/09/28
(a)
.......... 800 811,242
DNB Bank ASA, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.14%),
4.88%
(a)(d)(k)
................... 2,000 1,992,500
Emirates NBD Bank PJSC, (CMTUSD6Y +
3.66%), 6.13%
(a)(d)(k)
.............. 1,108 1,119,080
Erste Group Bank AG, (EUR Swap Annual 5
Year + 6.20%), 6.50%
(a)(d)(k)
.......... EUR 3,600 4,181,625
HDFC Bank Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.93%), 3.70%
(a)(d)(k)
.............. USD 3,300 3,052,500
HSBC Bank plc, Series 1M, (LIBOR USD 6
Month + 0.25%), 0.75%
(a)(k)
......... 4,810 3,912,743
HSBC Holdings plc
(LIBOR USD 3 Month + 1.21%), 3.80%,
03/11/25
(a)
................... 1,160 1,165,460
(USD Swap Rate 5 Year + 4.37%), 6.38%
(a)
(k)
......................... 4,019 4,158,339
(SOFR + 0.71%), 0.98%, 05/24/25
(a)
... 1,710 1,623,372
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%),
4.00%
(a)(k)
.................... 690 654,120
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(a)(k)
.................... 9,830 8,773,275
(SOFR + 1.19%), 2.80%, 05/24/32
(a)
... 1,195 1,085,824
5.25%, 03/14/44 ................. 340 374,980
Huntington National Bank (The), 1.80%,
02/03/23 ..................... 700 697,674
ING Groep NV
3.55%, 04/09/24 ................. 430 435,330

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
(USD Swap Rate 5 Year + 4.20%), 6.75%
(a)
(d)(k)
........................ USD 5,877 $ 6,053,804
(USD Swap Semi 5 Year + 4.45%), 6.50%
(a)
(k)
......................... 2,010 2,085,375
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%),
3.88%
(a)(k)
.................... 17,590 15,303,300
Intesa Sanpaolo SpA
5.02%, 06/26/24
(b)
................ 1,500 1,511,765
(EUR Swap Annual 5 Year + 6.07%),
5.87%
(a)(d)(k)
................... EUR 2,050 2,335,847
5.71%, 01/15/26
(b)
................ USD 1,000 1,021,548
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(d)(k)
................... EUR 10,244 12,584,023
(EUR Swap Annual 5 Year + 5.85%),
5.50%
(a)(d)(k)
................... 1,250 1,368,984
(EUR Swap Annual 5 Year + 5.56%),
6.37%
(a)(d)(k)
................... 1,500 1,694,637
5.15%, 06/10/30
(d)
................ GBP 1,525 2,063,336
(EUR Swap Annual 5 Year + 6.09%),
5.87%
(a)(d)(k)
................... EUR 1,250 1,368,238
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%),
4.20%, 06/01/32
(a)(b)
............. USD 4,035 3,566,980
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%),
4.95%, 06/01/42
(a)(b)
............. 940 804,217
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
3,245 3,210,765
JPMorgan Chase & Co.
3.38%, 05/01/23 ................. 1,680 1,698,223
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
... 350 342,785
4.25%, 10/01/27 ................. 1,210 1,249,337
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
................... 2,585 2,618,078
(SOFR + 1.89%), 2.18%, 06/01/28
(a)
... 210 197,011
(LIBOR USD 3 Month + 1.12%), 4.01%,
04/23/29
(a)
................... 100 102,240
(LIBOR USD 3 Month + 1.33%), 4.45%,
12/05/29
(a)
................... 140 145,931
(SOFR + 3.79%), 4.49%, 03/24/31
(a)
... 290 307,382
(SOFR + 1.25%), 2.58%, 04/22/32
(a)
... 1,050 961,961
(SOFR + 1.26%), 2.96%, 01/25/33
(a)
... 750 707,065
(LIBOR USD 3 Month + 1.36%), 3.88%,
07/24/38
(a)
................... 2,335 2,355,054
5.50%, 10/15/40 ................. 970 1,164,145
(SOFR + 2.46%), 3.11%, 04/22/41
(a)
.... 140 126,523
5.40%, 01/06/42 ................. 480 569,987
(SOFR + 1.46%), 3.16%, 04/22/42
(a)
... 165 149,584
5.63%, 08/16/43 ................. 15 18,261
4.95%, 06/01/45 ................. 765 865,388
Series W, (LIBOR USD 3 Month + 1.00%),
1.51%, 05/15/47
(a)
.............. 19,006 16,345,160
Kasikornbank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.94%), 5.28%
(a)(d)(k)
.............. 4,210 4,095,014
KBC Group NV, (EUR Swap Annual 5 Year +
4.69%), 4.75%
(a)(d)(k)
.............. EUR 8,000 9,027,000
Lloyds Banking Group plc
(LIBOR USD 3 Month + 0.81%), 2.91%,
11/07/23
(a)
................... USD 1,000 1,001,404
4.50%, 11/04/24 ................. 800 817,443
4.45%, 05/08/25 ................. 500 512,399
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%),
3.87%, 07/09/25
(a)
.............. 1,100 1,111,584
Security
Par (000)
Par (000) Value
Banks (continued)
(USD Swap Semi 5 Year + 4.50%), 7.50%
(a)
(k)
......................... USD 3,975 $ 4,225,087
4.58%, 12/10/25 ................. 2,350 2,398,363
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75%
(a)(k)
.................... 7,290 7,656,541
4.55%, 08/16/28 ................. 265 273,280
Mitsubishi UFJ Financial Group, Inc.
3.76%, 07/26/23 ................. 15 15,230
1.41%, 07/17/25 ................. 1,595 1,494,271
3.20%, 07/18/29 ................. 365 354,254
2.05%, 07/17/30 ................. 1,000 885,326
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.21%), 5.00%
(a)(d)(k)
.......... 2,520 2,518,425
NatWest Group plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24 ............... 590 585,207
(LIBOR USD 3 Month + 1.76%), 4.27%,
03/22/25 .................... 800 809,279
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.99%), 5.13%
(k)
.. GBP 750 970,742
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.64%, 06/14/27 ............... USD 665 607,955
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.55%),
3.07%, 05/22/28 ............... 1,440 1,382,230
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
3.03%, 11/28/35 ............... 1,210 1,073,492
Nordea Bank Abp
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(d)(k)
................... 4,394 4,590,412
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(b)(k)
................... 14,225 14,860,857
1.50%, 09/30/26
(b)
................ 1,700 1,560,746
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%),
3.75%
(a)(b)(k)
................... 8,215 7,051,181
PNC Financial Services Group, Inc. (The),
2.55%, 01/22/30 ................ 550 524,936
Santander UK Group Holdings plc
(a)
(BPSWS5 + 6.07%), 6.75%
(d)(k)
....... GBP 6,725 9,106,940
(SOFR + 0.99%), 1.67%, 06/14/27 ..... USD 1,150 1,046,297
Shinhan Financial Group Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.06%), 2.87%
(a)(d)(k)
... 3,200 2,904,000
Societe Generale SA
(USD Swap Semi 5 Year + 4.98%), 7.88%
(a)
(b)(k)
........................ 300 313,500
(USD Swap Semi 5 Year + 4.98%), 7.88%
(a)
(d)(k)
........................ 9,635 10,068,575
(USD Swap Rate 5 Year + 5.87%), 8.00%
(a)
(b)(k)
........................ 16,275 17,579,441
(USD Swap Rate 5 Year + 5.87%), 8.00%
(a)
(d)(k)
........................ 3,783 4,086,207
4.00%, 01/12/27
(b)
................ 360 356,634
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
1.79%, 06/09/27
(a)(b)
............. 552 497,391

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38%
(a)(b)(k)
................... USD 12,900 $ 12,030,024
Standard Chartered plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.17%),
1.32%, 10/14/23
(b)
.............. 925 916,285
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%),
6.00%
(d)(k)
.................... 1,200 1,237,500
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%),
1.82%, 11/23/25
(b)
.............. 1,475 1,401,293
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%),
4.30%
(b)(k)
.................... 11,150 9,784,515
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25 ................. 1,675 1,627,655
2.75%, 01/15/30 ................. 950 891,351
TMBThanachart Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.26%), 4.90%
(a)(d)(k)
............. 2,431 2,329,658
UniCredit SpA
3.75%, 04/12/22
(b)
................ 3,150 3,150,708
(EUR Swap Annual 5 Year + 6.39%),
6.62%
(a)(d)(k)
................... EUR 6,400 7,292,400
(USD Swap Semi 5 Year + 5.18%), 8.00%
(a)
(d)(k)
........................ USD 24,210 25,238,925
(EUR Swap Annual 5 Year + 4.93%),
5.38%
(a)(d)(k)
................... EUR 1,000 1,086,891
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(a)(d)(k)
................... 4,418 5,278,406
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%),
2.57%, 09/22/26
(a)(b)
............. USD 835 771,457
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%),
1.98%, 06/03/27
(a)(b)
............. 1,025 923,916
(EURIBOR Swap Rate 5 Year + 4.08%),
3.88%
(a)(d)(k)
................... EUR 3,600 3,485,803
(EUR Swap Annual 5 Year + 2.80%),
2.73%, 01/15/32
(a)(d)
............. 400 416,886
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%),
3.13%, 06/03/32
(a)(b)
............. USD 206 181,110
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%),
5.46%, 06/30/35
(a)(b)
............. 1,475 1,409,432
US Bancorp, 3.00%, 07/30/29 ......... 200 195,997
Wells Fargo & Co.
(LIBOR USD 3 Month + 0.50%), 0.74%,
01/15/27
(a)
................... 2,055 1,993,899
(SOFR + 1.51%), 3.53%, 03/24/28
(a)
... 1,055 1,052,881
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28
(a)
................... 715 713,837
(SOFR + 1.50%), 3.35%, 03/02/33
(a)
... 1,570 1,525,793
5.61%, 01/15/44 ................. 350 416,593
4.65%, 11/04/44 ................. 210 223,253
4.40%, 06/14/46 ................. 425 440,619
4.75%, 12/07/46 ................. 1,000 1,087,186
(SOFR + 4.50%), 5.01%, 04/04/51
(a)
... 955 1,133,366
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.75%),
2.67%, 11/15/35
(a)
.............. 460 401,712
3.13%, 11/18/41 ................. 290 248,877
Security
Par (000)
Par (000) Value
Banks (continued)
Woori Bank, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.66%),
4.25%
(a)(d)(k)
................... USD 2,203 $ 2,150,403
641,571,862
Beverages — 0.1%
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 ................. 345 370,018
4.90%, 02/01/46 ................. 1,645 1,829,478
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 ................. 1,170 1,268,485
4.95%, 01/15/42 ................. 80 88,322
4.60%, 04/15/48 ................. 460 496,466
5.55%, 01/23/49 ................. 160 195,084
4.50%, 06/01/50 ................. 710 758,594
4.75%, 04/15/58 ................. 1,601 1,736,079
5.80%, 01/23/59 ................. 195 246,101
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 1,095 936,378
Embotelladora Andina SA, 3.95%, 01/21/50
(b)
2,515 2,288,650
10,213,655
Biotechnology — 0.1%
AbbVie, Inc.
3.80%, 03/15/25 ................. 850 865,795
3.60%, 05/14/25 ................. 605 612,944
4.55%, 03/15/35 ................. 150 161,026
4.40%, 11/06/42 ................. 1,405 1,482,307
4.70%, 05/14/45 ................. 630 683,992
4.45%, 05/14/46 ................. 650 690,679
4.88%, 11/14/48 ................. 840 949,377
4.25%, 11/21/49 ................. 325 337,258
Amgen, Inc.
3.00%, 01/15/52 ................. 995 841,544
4.20%, 02/22/52 ................. 220 227,523
4.40%, 02/22/62 ................. 250 258,562
Biogen, Inc., 3.63%, 09/15/22 ......... 600 605,136
Cidron Aida Finco SARL
(d)
5.00%, 04/01/28 ................. EUR 1,856 1,922,657
6.25%, 04/01/28 ................. GBP 663 812,161
Gilead Sciences, Inc.
4.50%, 02/01/45 ................. USD 900 958,952
4.75%, 03/01/46 ................. 375 415,568
4.15%, 03/01/47 ................. 100 102,824
Grifols Escrow Issuer SA, 3.88%, 10/15/28
(d)
EUR 517 542,992
Horizon Therapeutics USA, Inc., 5.50%,
08/01/27
(b)
.................... USD 1,200 1,230,024
13,701,321
Building Products — 0.3%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
.................... 3,101 3,105,434
Builders FirstSource, Inc.
(b)
6.75%, 06/01/27 ................. 948 983,550
5.00%, 03/01/30 ................. 880 865,585
4.25%, 02/01/32 ................. 2,296 2,138,150
Carlisle Cos., Inc., 2.20%, 03/01/32 ...... 910 792,806
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
.................... 4,095 3,800,365
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(b)
... 2,212 1,886,040
Eco Material Technologies, Inc., 7.88%,
01/31/27
(b)
.................... 935 929,783
HT Troplast GmbH, 9.25%, 07/15/25
(d)
.... EUR 376 414,917
James Hardie International Finance DAC,
5.00%, 01/15/28
(b)
............... USD 1,861 1,831,987
JELD-WEN, Inc.
(b)
6.25%, 05/15/25 ................. 902 929,394
4.63%, 12/15/25 ................. 616 592,900

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Building Products (continued)
4.88%, 12/15/27 ................. USD 86 $ 82,345
Masonite International Corp.
(b)
5.38%, 02/01/28 ................. 2,046 2,061,345
3.50%, 02/15/30 ................. 1,633 1,467,659
MIWD Holdco II LLC, 5.50%, 02/01/30
(b)
... 385 359,494
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 ................. 799 768,142
9.75%, 07/15/28 ................. 773 779,764
PCF GmbH
(d)
4.75%, 04/15/26 ................. EUR 589 624,940
(EURIBOR 3 Month + 4.75%), 4.75%,
04/15/26
(a)
................... 395 431,113
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
USD 8,253 8,139,604
Standard Industries, Inc.
2.25%, 11/21/26
(d)
................ EUR 419 432,795
5.00%, 02/15/27
(b)
................ USD 810 802,937
4.75%, 01/15/28
(b)
................ 625 597,656
4.38%, 07/15/30
(b)
................ 6,438 5,896,918
3.38%, 01/15/31
(b)
................ 1,354 1,184,750
Summit Materials LLC
(b)
6.50%, 03/15/27 ................. 445 452,787
5.25%, 01/15/29 ................. 1,062 1,048,725
Victors Merger Corp., 6.38%, 05/15/29
(b)
... 1,082 885,714
44,287,599
Capital Markets — 1.3%
AG Issuer LLC, 6.25%, 03/01/28
(b)
...... 270 270,000
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
847 813,857
Blackstone Private Credit Fund
(b)
4.70%, 03/24/25 ................. 4,133 4,193,326
3.25%, 03/15/27 ................. 1,185 1,086,014
Brightsphere Investment Group, Inc., 4.80%,
07/27/26 ..................... 801 772,965
Codere New Holdco SA
7.50%, 11/30/27 ................. EUR 345 325,075
Compass Group Diversified Holdings LLC
(b)
5.25%, 04/15/29 ................. USD 2,917 2,741,980
5.00%, 01/15/32 ................. 1,268 1,147,540
Credit Suisse AG
2.80%, 04/08/22 ................. 780 780,146
1.25%, 08/07/26 ................. 870 793,349
Credit Suisse Group AG
3.80%, 06/09/23 ................. 280 282,567
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(b)(k)
........................ 6,225 6,319,931
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(d)(k)
........................ 1,200 1,240,500
(LIBOR USD 3 Month + 1.24%), 4.21%,
06/12/24
(a)(b)
.................. 250 252,227
(USD Swap Semi 5 Year + 3.46%), 6.25%
(a)
(b)(k)
........................ 12,234 12,325,755
(USD Swap Semi 5 Year + 3.46%), 6.25%
(a)
(d)(k)
........................ 600 604,500
(SOFR + 1.56%), 2.59%, 09/11/25
(a)(b)
.. 665 642,396
(USD Swap Rate 5 Year + 4.33%), 7.25%
(a)
(d)(k)
........................ 1,000 1,011,250
(SOFR + 2.04%), 2.19%, 06/05/26
(a)(b)
.. 3,955 3,714,067
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(a)(b)(k)
................... 12,821 12,655,225
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25%
(a)(b)(k)
................... 4,848 4,484,400
Deutsche Bank AG
(SOFR + 2.16%), 2.22%, 09/18/24
(a)
... 3,440 3,364,724
4.50%, 04/01/25 ................. 400 401,524
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%),
6.00%
(a)(k)
.................... USD 23,000 $ 22,425,000
(SOFR + 1.87%), 2.13%, 11/24/26
(a)
.... 595 551,560
(EUR Swap Annual 5 Year + 4.55%),
4.50%
(a)(d)(k)
................... EUR 1,600 1,637,236
(USD Swap Semi 5 Year + 2.25%), 4.30%,
05/24/28
(a)
................... USD 1,200 1,187,373
(EUR Swap Annual 5 Year + 5.69%),
6.75%
(a)(d)(k)
................... EUR 1,800 2,034,858
(SOFR + 2.76%), 3.73%, 01/14/32
(a)
... USD 200 178,389
(EURIBOR Swap Rate 5 Year + 3.30%),
4.00%, 06/24/32
(a)(d)
............. EUR 600 664,440
(USD Swap Rate 5 Year + 2.55%), 4.88%,
12/01/32
(a)
................... USD 700 671,958
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
............... 250 241,966
Dresdner Funding Trust I, 8.15%, 06/30/31
(b)
650 815,750
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.67%, 03/08/24
(a)
... 1,400 1,370,261
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
................... 930 931,760
3.75%, 02/25/26 ................. 675 685,646
Series U, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.92%),
3.65%
(a)(k)
.................... 11,000 10,065,000
(SOFR + 0.91%), 1.95%, 10/21/27
(a)
... 275 255,571
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
................... 995 1,018,772
(SOFR + 1.09%), 1.99%, 01/27/32
(a)
... 2,370 2,053,084
(SOFR + 1.28%), 2.62%, 04/22/32
(a)
... 710 645,291
(SOFR + 1.25%), 2.38%, 07/21/32
(a)
... 780 690,848
(SOFR + 1.41%), 3.10%, 02/24/33
(a)
... 3,630 3,421,593
6.75%, 10/01/37 ................. 650 819,092
5.15%, 05/22/45 ................. 195 217,877
Huarong Finance 2017 Co. Ltd., 4.75%,
04/27/27
(d)
.................... 1,900 1,862,000
Huarong Finance 2019 Co. Ltd.
(d)
(LIBOR USD 3 Month + 1.13%), 1.61%,
02/24/23
(a)
................... 616 602,910
2.50%, 02/24/23 ................. 534 525,990
3.75%, 05/29/24 ................. 900 882,000
3.63%, 09/30/30 ................. 1,985 1,726,950
Huarong Finance Co. Ltd., 3.25%, 11/13/24
(d)
200 192,500
Intercontinental Exchange, Inc.
3.10%, 09/15/27 ................. 25 24,845
4.25%, 09/21/48 ................. 155 166,387
Kane Bidco Ltd.
(d)
5.00%, 02/15/27 ................. EUR 784 847,184
6.50%, 02/15/27 ................. GBP 569 727,016
LPL Holdings, Inc.
(b)
4.63%, 11/15/27 ................. USD 1,367 1,342,681
4.00%, 03/15/29 ................. 200 189,796
4.38%, 05/15/31 ................. 1,301 1,257,995
Morgan Stanley
(SOFR + 1.99%), 2.19%, 04/28/26
(a)
... 2,295 2,216,898
3.63%, 01/20/27 ................. 475 479,083
3.95%, 04/23/27 ................. 425 431,865
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
... 855 794,365
(SOFR + 0.86%), 1.51%, 07/20/27
(a)
... 1,690 1,553,454
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
................... 2,420 2,426,730
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
... 1,985 1,862,657
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
... 285 283,517
(SOFR + 1.29%), 2.94%, 01/21/33
(a)
... 735 689,238
(SOFR + 1.49%), 3.22%, 04/22/42
(a)
... 180 165,584

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(SOFR + 1.43%), 2.80%, 01/25/52
(a)
... USD 160 $ 133,115
MSCI, Inc.
(b)
4.00%, 11/15/29 ................. 1,438 1,396,564
3.63%, 09/01/30 ................. 2,053 1,924,451
3.88%, 02/15/31 ................. 1,673 1,586,263
3.63%, 11/01/31 ................. 1,086 1,022,198
3.25%, 08/15/33 ................. 2,914 2,619,140
Nomura Holdings, Inc.
1.65%, 07/14/26 ................. 455 418,478
2.61%, 07/14/31 ................. 580 521,310
OWL Rock Core Income Corp., 5.50%,
03/21/25
(b)
.................... 1,381 1,377,489
S&P Global, Inc.
(b)
2.90%, 03/01/32 ................. 305 295,683
3.70%, 03/01/52 ................. 80 81,113
Sherwood Financing plc
(d)
4.50%, 11/15/26 ................. EUR 713 752,210
6.00%, 11/15/26 ................. GBP 234 290,487
(EURIBOR 3 Month + 4.63%), 4.62%,
11/15/27
(a)
................... EUR 239 260,957
State Street Corp., (LIBOR USD 3 Month +
1.00%), 1.83%, 06/15/47
(a)
.......... USD 38,405 33,028,478
SURA Asset Management SA, 4.88%,
04/17/24
(b)
.................... 4,419 4,470,923
Taurus Law 130 Securities S.r.l., (Acquired
12/21/21, cost $11,734,320), (EURIBOR 3
Month + 2.30%), 1.78%, 08/24/26
(a)(c)(h)(i)
.. EUR 10,400 11,505,000
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(a)(b)
(k)
......................... USD 6,640 5,992,600
UBS Group AG
(a)
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
(k)
......................... 13,976 14,581,301
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
1.01%, 07/30/24
(b)
.............. 1,055 1,026,254
(USD Swap Semi 5 Year + 4.87%), 7.00%
(d)
(k)
......................... 2,023 2,142,272
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.86%),
5.12%
(d)(k)
.................... 850 852,314
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%),
1.36%, 01/30/27
(b)
.............. 530 486,909
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%),
4.88%
(b)(k)
.................... 1,535 1,480,814
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27
(b)
.............. 315 285,923
XP, Inc., 3.25%, 07/01/26
(b)
........... 5,489 5,173,383
227,763,917
Chemicals — 0.6%
Air Products and Chemicals, Inc., 2.80%,
05/15/50 ..................... 5 4,387
Alpek SAB de CV, 3.25%, 02/25/31
(b)
..... 365 329,412
Ashland LLC, 3.38%, 09/01/31
(b)
........ 2,600 2,294,500
ASP Unifrax Holdings, Inc., 5.25%, 09/30/28
(b)
980 910,356
Avient Corp., 5.25%, 03/15/23 ......... 400 405,576
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. 1,713 1,647,983
3.38%, 02/15/29 ................. 2,226 1,957,099
Chemours Co. (The)
4.00%, 05/15/26 ................. EUR 1,000 1,062,553
5.38%, 05/15/27 ................. USD 674 672,315
Security
Par (000)
Par (000) Value
Chemicals (continued)
5.75%, 11/15/28
(b)
................ USD 894 $ 868,628
CVR Partners LP, 6.13%, 06/15/28
(b)
..... 3,670 3,668,899
Diamond BC BV, 4.63%, 10/01/29
(b)
...... 2,088 1,873,980
DuPont de Nemours, Inc.
5.32%, 11/15/38 ................. 375 430,705
5.42%, 11/15/48 ................. 150 180,972
Eastman Chemical Co., 4.80%, 09/01/42 .. 220 230,845
Ecolab, Inc., 2.70%, 12/15/51 ......... 655 561,027
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 15,534 14,504,873
Equate Petrochemical BV
(b)
4.25%, 11/03/26 ................. 2,461 2,491,455
2.63%, 04/28/28 ................. 803 741,771
EverArc Escrow SARL, 5.00%, 10/30/29
(b)
.. 4,176 3,815,820
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(d)
.................... EUR 747 785,050
Gates Global LLC, 6.25%, 01/15/26
(b)
..... USD 3,414 3,417,192
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
.................... 1,931 1,955,138
GPD Cos., Inc., 10.13%, 04/01/26
(b)
...... 110 114,400
HB Fuller Co., 4.25%, 10/15/28 ........ 1,733 1,622,435
Herens Midco SARL
4.75%, 05/15/28
(b)
................ 3,299 2,958,312
5.25%, 05/15/29
(d)
................ EUR 1,483 1,400,718
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... USD 3,019 3,056,738
Ingevity Corp., 3.88%, 11/01/28
(b)
....... 528 477,222
International Flavors & Fragrances, Inc., 1.23%,
10/01/25
(b)
.................... 655 606,348
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
1,752 1,699,440
Kronos International, Inc., 3.75%, 09/15/25
(d)
EUR 400 430,278
LSB Industries, Inc., 6.25%, 10/15/28
(b)
... USD 3,668 3,719,389
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. 860 800,101
Lune Holdings SARL, 5.63%, 11/15/28
(d)
... EUR 750 741,631
LYB International Finance III LLC
4.20%, 10/15/49 ................. USD 280 277,201
4.20%, 05/01/50 ................. 55 54,321
LyondellBasell Industries NV, 4.63%, 02/26/55 220 223,847
Methanex Corp.
5.13%, 10/15/27 ................. 452 454,260
5.25%, 12/15/29 ................. 1,493 1,515,395
5.65%, 12/01/44 ................. 750 686,250
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
1,293 1,231,583
Monitchem HoldCo 2 SA, 9.50%, 09/15/26
(d)
EUR 600 677,855
Monitchem HoldCo 3 SA, 5.25%, 03/15/25
(d)
1,007 1,091,714
Nobian Finance BV, 3.63%, 07/15/26
(d)
.... 383 384,638
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. USD 311 314,497
Nufarm Australia Ltd., 5.00%, 01/27/30
(b)
... 995 980,234
Olympus Water US Holding Corp.
(d)
3.88%, 10/01/28 ................. EUR 348 349,811
5.38%, 10/01/29 ................. 350 337,394
Pearl Holding II Ltd., 0.00%
(a)(d)(k)
........ USD 573 18,283
Pearl Holding III Ltd., 9.00%, 10/22/25
(d)
... 456 163,020
PMHC II, Inc., 9.00%, 02/15/30
(b)
....... 664 584,320
Rain CII Carbon LLC, 7.25%, 04/01/25
(b)
... 250 243,750
Rayonier AM Products, Inc., 7.63%, 01/15/26
(b)
2,536 2,510,640
Sasol Financing USA LLC
4.38%, 09/18/26 ................. 1,650 1,584,000
5.50%, 03/18/31 ................. 2,705 2,522,413
SCIH Salt Holdings, Inc.
(b)
4.88%, 05/01/28 ................. 500 471,250
6.63%, 05/01/29 ................. 961 862,646
SCIL IV LLC
(EURIBOR 3 Month + 4.38%), 4.37%,
11/01/26
(a)(d)
.................. EUR 324 352,869
4.38%, 11/01/26
(d)
................ 260 275,401
5.38%, 11/01/26
(b)
................ USD 1,825 1,679,000

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Chemicals (continued)
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. USD 1,814 $ 1,581,781
4.38%, 02/01/32 ................. 204 180,661
Sherwin-Williams Co. (The)
3.45%, 06/01/27 ................. 289 289,642
4.50%, 06/01/47 ................. 195 206,520
3.30%, 05/15/50 ................. 15 13,331
Sociedad Quimica y Minera de Chile SA,
3.50%, 09/10/51
(b)
............... 4,177 3,579,689
SPCM SA, 3.13%, 03/15/27
(b)
......... 1,016 934,720
Trinseo Materials Operating SCA, 5.38%,
09/01/25
(b)
.................... 625 618,019
Tronox, Inc.
(b)
6.50%, 05/01/25 ................. 165 170,668
4.63%, 03/15/29 ................. 570 533,662
UPL Corp. Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.87%),
5.25%
(a)(d)(k)
................... 1,908 1,763,469
Valvoline, Inc.
(b)
4.25%, 02/15/30 ................. 625 570,362
3.63%, 06/15/31 ................. 1,285 1,110,086
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. 1,300 1,271,985
5.63%, 08/15/29 ................. 11,323 10,588,137
105,696,872
Closed-ended Funds — 0.0%
Pershing Square Holdings Ltd., 5.50%,
07/15/22
(b)
.................... 4,100 4,125,625
Commercial Services & Supplies — 0.7%
Allied Universal Holdco LLC
6.63%, 07/15/26
(b)
................ 16,445 16,639,544
9.75%, 07/15/27
(b)
................ 6,202 6,410,511
3.63%, 06/01/28
(d)
................ EUR 756 763,147
4.63%, 06/01/28
(b)
................ USD 9,109 8,565,917
4.88%, 06/01/28
(d)
................ GBP 310 371,578
6.00%, 06/01/29
(b)
................ USD 8,184 7,219,638
APi Escrow Corp., 4.75%, 10/15/29
(b)
..... 1,044 969,615
APi Group DE, Inc., 4.13%, 07/15/29
(b)
.... 1,008 928,973
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 800 817,760
5.75%, 07/15/29 ................. 2,047 1,867,540
Aramark Services, Inc.
(b)
5.00%, 04/01/25 ................. 3,523 3,529,764
6.38%, 05/01/25 ................. 2,345 2,407,213
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 102 102,799
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 ................. 1,927 1,922,182
5.13%, 07/15/29 ................. 1,050 1,053,938
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ 3,251 3,103,730
5.00%, 09/01/30 ................. 4,113 3,897,067
Deluxe Corp., 8.00%, 06/01/29
(b)
....... 2,980 3,026,756
Garda World Security Corp.
(b)
4.63%, 02/15/27 ................. 1,931 1,850,767
9.50%, 11/01/27 ................. 1,398 1,432,950
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. 535 531,630
3.75%, 08/01/25 ................. 2,236 2,195,081
5.13%, 12/15/26 ................. 6,133 6,185,131
4.00%, 08/01/28 ................. 5,434 4,999,280
3.50%, 09/01/28 ................. 1,663 1,561,299
4.75%, 06/15/29 ................. 2,589 2,462,786
4.38%, 08/15/29 ................. 651 601,361
IAA, Inc., 5.50%, 06/15/27
(b)
.......... 3,513 3,521,783
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Intrum AB
(d)
4.88%, 08/15/25 ................. EUR 438 $ 487,677
3.50%, 07/15/26 ................. 952 1,007,924
3.00%, 09/15/27 ................. 500 508,073
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... USD 1,404 1,347,840
Madison IAQ LLC
(b)
4.13%, 06/30/28 ................. 445 410,130
5.88%, 06/30/29 ................. 3,457 3,102,657
Nielsen Co. Luxembourg SARL (The), 5.00%,
02/01/25
(b)
.................... 20 20,100
Nielsen Finance LLC
(b)
5.63%, 10/01/28 ................. 4,443 4,474,990
5.88%, 10/01/30 ................. 1,627 1,631,067
4.75%, 07/15/31 ................. 505 504,369
Paprec Holding SA, 3.50%, 07/01/28
(d)
.... EUR 513 539,131
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. USD 1,048 1,072,984
5.75%, 04/15/26 ................. 4,232 4,317,381
6.25%, 01/15/28 ................. 2,019 1,975,783
Republic Services, Inc.
2.30%, 03/01/30 ................. 265 244,191
2.38%, 03/15/33 ................. 580 520,708
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(b)
.................... 340 343,400
RR Donnelley & Sons Co., 6.13%, 11/01/26
(b)
300 307,500
Stericycle, Inc., 3.88%, 01/15/29
(b)
....... 1,335 1,241,550
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(d)
............... EUR 883 975,505
Tuspark Forward Ltd., 7.95%, 05/13/24
(d)
.. USD 570 171,000
Verde Bidco SpA, 4.63%, 10/01/26
(d)
..... EUR 231 245,003
Verisure Holding AB
(d)
3.50%, 05/15/23 ................. 1,205 1,329,432
(EURIBOR 3 Month + 5.00%), 5.00%,
04/15/25
(a)
................... 346 382,763
3.88%, 07/15/26 ................. 538 580,283
3.25%, 02/15/27 ................. 1,626 1,686,340
Verisure Midholding AB, 5.25%, 02/15/29
(d)
. 901 918,292
WASH Multifamily Acquisition, Inc., 5.75%,
04/15/26
(b)
.................... USD 105 105,262
Waste Management, Inc.
1.50%, 03/15/31 ................. 385 331,341
2.50%, 11/15/50 ................. 85 68,496
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 5,206 4,920,086
124,710,998
Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... 6,499 6,409,119
Ciena Corp., 4.00%, 01/31/30
(b)
........ 833 801,762
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 3,157 2,990,026
CommScope, Inc.
(b)
6.00%, 03/01/26 ................. 2,234 2,259,892
8.25%, 03/01/27 ................. 1,349 1,311,902
7.13%, 07/01/28 ................. 2,711 2,449,050
4.75%, 09/01/29 ................. 3,456 3,183,011
Motorola Solutions, Inc.
4.60%, 05/23/29 ................. 1,025 1,065,880
2.30%, 11/15/30 ................. 680 596,129
2.75%, 05/24/31 ................. 915 827,875
Nokia OYJ
4.38%, 06/12/27 ................. 380 385,461
6.63%, 05/15/39 ................. 2,016 2,401,560
Viasat, Inc.
(b)
5.63%, 09/15/25 ................. 3,282 3,205,431
5.63%, 04/15/27 ................. 2,719 2,678,215

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
6.50%, 07/15/28 ................. USD 3,303 $ 3,170,880
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 2,410 2,261,598
35,997,791
Construction & Engineering — 0.2%
AECOM, 5.13%, 03/15/27 ........... 1,873 1,915,573
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
.................... 1,800 1,740,375
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 2,674 2,536,958
Artera Services LLC, 9.03%, 12/04/25
(b)
... 495 494,636
Brand Industrial Services, Inc., 8.50%,
07/15/25
(b)
.................... 3,391 3,153,901
Brundage-Bone Concrete Pumping Holdings,
Inc., 6.00%, 02/01/26
(b)
............ 1,472 1,417,139
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c)(d)(f)(l)
............ CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. USD 780 735,150
Global Infrastructure Solutions, Inc., 5.63%,
06/01/29
(b)
.................... 100 96,359
GMR Hyderabad International Airport Ltd.,
5.38%, 04/10/24
(d)
............... 3,036 3,051,749
Heathrow Finance plc
(d)(e)
5.25%, 03/01/24 ................. GBP 200 257,611
4.63%, 09/01/29 ................. 1,071 1,282,688
IEA Energy Services LLC, 6.63%, 08/15/29
(b)
USD 1,209 1,136,460
MasTec, Inc., 4.50%, 08/15/28
(b)
........ 1,233 1,221,623
Mexico City Airport Trust, 4.25%, 10/31/26
(b)
5,101 5,037,238
Summit Digitel Infrastructure Pvt Ltd., 2.88%,
08/12/31
(d)
.................... 2,270 1,970,678
Tutor Perini Corp., 6.88%, 05/01/25
(b)
..... 2,000 1,902,160
27,950,298
Construction Materials — 0.0%
Cemex SAB de CV, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.53%), 5.12%
(a)(b)(k)
.............. 2,980 2,924,125
Consumer Finance — 0.9%
AerCap Ireland Capital DAC
3.15%, 02/15/24 ................. 2,650 2,607,277
6.50%, 07/15/25 ................. 885 937,157
3.00%, 10/29/28 ................. 565 521,036
3.30%, 01/30/32 ................. 550 495,803
Ally Financial, Inc.
5.75%, 11/20/25 ................. 1,710 1,798,241
2.20%, 11/02/28 ................. 545 492,335
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55%
(a)(k)
.............. 35,415 32,273,690
American Honda Finance Corp.
1.95%, 05/10/23 ................. 590 587,222
1.20%, 07/08/25 ................. 1,420 1,338,121
Capital One Financial Corp.
(SOFR + 1.29%), 2.64%, 03/03/26
(a)
... 1,475 1,443,289
Series M, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.16%),
3.95%
(a)(k)
.................... 16,300 15,160,630
3.80%, 01/31/28 ................. 560 563,518
(SOFR + 1.27%), 2.62%, 11/02/32
(a)
.... 420 378,194
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
.................... 569 507,833
Cobra AcquisitionCo LLC, 6.38%, 11/01/29
(b)
115 98,612
Credit Acceptance Corp., 6.63%, 03/15/26 . 680 693,600
Curo Group Holdings Corp., 7.50%, 08/01/28
(b)
1,665 1,429,727
Encore Capital Group, Inc.
(d)
4.88%, 10/15/25 ................. EUR 444 493,631
5.38%, 02/15/26 ................. GBP 300 391,139
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
4.25%, 06/01/28 ................. GBP 897 $ 1,084,081
Enova International, Inc., 8.50%, 09/15/25
(b)
. USD 3,610 3,596,462
FirstCash, Inc.
(b)
4.63%, 09/01/28 ................. 533 495,615
5.63%, 01/01/30 ................. 2,450 2,354,058
Ford Motor Credit Co. LLC
3.35%, 11/01/22 ................. 411 411,945
3.09%, 01/09/23 ................. 433 433,541
4.14%, 02/15/23 ................. 1,178 1,185,869
3.10%, 05/04/23 ................. 367 366,567
4.38%, 08/06/23 ................. 586 591,286
3.81%, 01/09/24 ................. 1,775 1,772,116
5.58%, 03/18/24 ................. 1,700 1,748,501
4.69%, 06/09/25 ................. 200 201,432
5.13%, 06/16/25 ................. 5,855 5,972,100
4.13%, 08/04/25 ................. 3,078 3,074,537
3.38%, 11/13/25 ................. 724 707,670
4.39%, 01/08/26 ................. 2,800 2,792,748
4.54%, 08/01/26 ................. 1,400 1,397,935
2.70%, 08/10/26 ................. 1,717 1,596,827
4.95%, 05/28/27 ................. 720 732,096
4.13%, 08/17/27 ................. 519 507,297
3.82%, 11/02/27 ................. 297 281,407
2.90%, 02/16/28 ................. 3,210 2,901,037
5.11%, 05/03/29 ................. 1,834 1,844,876
4.00%, 11/13/30 ................. 1,938 1,825,015
3.63%, 06/17/31 ................. 628 567,257
General Motors Financial Co., Inc.
3.55%, 07/08/22 ................. 1,690 1,698,605
3.25%, 01/05/23 ................. 5,750 5,798,852
2.40%, 04/10/28 ................. 255 230,792
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(j)
...... 2,239 2,034,121
goeasy Ltd., 5.38%, 12/01/24
(b)
........ 995 987,537
John Deere Capital Corp., 2.60%, 03/07/24 . 205 205,507
King Talent Management Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.52%), 5.60%
(a)(d)(k)
.......... 736 680,800
Manappuram Finance Ltd., 5.90%, 01/13/23
(d)
2,944 2,940,320
Muthoot Finance Ltd., 4.40%, 09/02/23
(d)
.. 2,665 2,658,338
Navient Corp.
7.25%, 09/25/23 ................. 376 390,570
6.13%, 03/25/24 ................. 1,629 1,657,508
5.88%, 10/25/24 ................. 600 612,084
6.75%, 06/15/26 ................. 450 459,000
5.50%, 03/15/29 ................. 2,077 1,934,206
OneMain Finance Corp.
5.63%, 03/15/23 ................. 630 641,545
6.13%, 03/15/24 ................. 885 907,125
6.88%, 03/15/25 ................. 3,103 3,262,867
7.13%, 03/15/26 ................. 7,239 7,737,695
3.50%, 01/15/27 ................. 1,857 1,717,725
6.63%, 01/15/28 ................. 3,075 3,221,062
5.38%, 11/15/29 ................. 444 431,377
4.00%, 09/15/30 ................. 1,570 1,385,525
PRA Group, Inc.
(b)
7.38%, 09/01/25 ................. 400 416,846
5.00%, 10/01/29 ................. 752 712,685
Shriram Transport Finance Co. Ltd., 5.10%,
07/16/23
(d)
.................... 7,277 7,277,000
SLM Corp., 3.13%, 11/02/26 .......... 1,322 1,226,155
Toyota Motor Credit Corp.
1.15%, 08/13/27 ................. 1,525 1,381,668
3.38%, 04/01/30 ................. 327 328,096
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
2,393 2,251,490

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Volkswagen International Finance NV, (EUR
Swap Annual 9 Year + 3.36%), 4.38%
(a)(d)(k)
EUR 800 $ 881,333
World Acceptance Corp., 7.00%, 11/01/26
(b)
. USD 2,215 1,949,864
158,671,628
Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 4,380 4,004,546
Ardagh Metal Packaging Finance USA LLC
2.00%, 09/01/28
(d)
................ EUR 388 395,316
3.00%, 09/01/29
(d)
................ 559 550,930
4.00%, 09/01/29
(b)
................ USD 10,262 9,247,601
Ardagh Packaging Finance plc
5.25%, 04/30/25
(b)
................ 560 559,230
4.13%, 08/15/26
(b)
................ 5,183 4,993,432
4.75%, 07/15/27
(d)
................ GBP 131 156,730
5.25%, 08/15/27
(b)
................ USD 6,646 6,143,396
Ball Corp.
4.00%, 11/15/23 ................. 300 303,000
5.25%, 07/01/25 ................. 1,163 1,232,199
2.88%, 08/15/30 ................. 747 669,719
3.13%, 09/15/31 ................. 2,726 2,436,226
Berry Global, Inc.
1.57%, 01/15/26 ................. 1,595 1,485,867
5.63%, 07/15/27
(b)
................ 900 910,206
Canpack SA, 3.13%, 11/01/25
(b)
........ 810 747,225
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 2,998 3,031,727
8.75%, 04/15/30 ................. 2,587 2,435,014
Crown Americas LLC
4.75%, 02/01/26 ................. 4,815 4,866,424
4.25%, 09/30/26 ................. 4,724 4,735,810
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 368 415,268
Graphic Packaging International LLC
3.50%, 03/15/28
(b)
................ 200 188,000
2.63%, 02/01/29
(d)
................ EUR 100 103,605
3.50%, 03/01/29
(b)
................ USD 364 334,880
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(b)
.................... 250 246,250
International Paper Co., 4.35%, 08/15/48 .. 150 157,057
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(b)
.................... 1,027 1,057,810
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
... 2,905 2,516,456
Kleopatra Finco SARL, 4.25%, 03/01/26
(d)
.. EUR 438 427,604
LABL, Inc., 5.88%, 11/01/28
(b)
......... USD 2,185 2,048,438
Mauser Packaging Solutions Holding Co.
4.75%, 04/15/24
(d)
................ EUR 200 219,155
5.50%, 04/15/24
(b)
................ USD 4,205 4,188,296
OI European Group BV
(d)
3.13%, 11/15/24 ................. EUR 200 220,084
2.88%, 02/15/25 ................. 766 830,392
Owens-Brockway Glass Container, Inc., 5.88%,
08/15/23
(b)
.................... USD 299 305,469
SAN Miguel Industrias Pet SA, 3.50%,
08/02/28
(b)
.................... 5,500 4,940,719
Sealed Air Corp.
(b)
5.25%, 04/01/23 ................. 486 492,075
4.00%, 12/01/27 ................. 523 509,925
6.88%, 07/15/33 ................. 675 769,500
Titan Holdings II BV, 5.13%, 07/15/29
(d)
... EUR 385 391,408
TriMas Corp., 4.13%, 04/15/29
(b)
........ USD 99 90,338
Trivium Packaging Finance BV
(b)(e)
5.50%, 08/15/26 ................. 9,570 9,530,571
8.50%, 08/15/27 ................. 11,963 11,903,185
Verallia SA, 1.88%, 11/10/31
(d)
......... EUR 200 194,435
WRKCo, Inc.
3.75%, 03/15/25 ................. USD 325 328,346
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
3.90%, 06/01/28 ................. USD 890 $ 893,390
3.00%, 06/15/33 ................. 955 891,919
93,099,173
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc.
(b)
4.00%, 01/15/28 ................. 4,991 4,794,804
3.88%, 11/15/29 ................. 745 694,712
BCPE Empire Holdings, Inc., 7.63%, 05/01/27
(b)
831 782,968
Parts Europe SA, (EURIBOR 3 Month +
4.00%), 4.00%, 07/20/27
(a)(d)
......... EUR 190 209,256
Ritchie Bros Holdings, Inc., 4.75%, 12/15/31
(b)
USD 485 472,875
6,954,615
Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc., 5.50%,
03/01/28
(b)
.................... 550 532,125
Carriage Services, Inc., 4.25%, 05/15/29
(b)
. 376 350,214
Graham Holdings Co., 5.75%, 06/01/26
(b)
.. 998 1,024,896
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 1,634 1,537,676
Rekeep SpA, 7.25%, 02/01/26
(d)
........ EUR 1,260 1,449,630
Service Corp. International
4.63%, 12/15/27 ................. USD 833 840,289
5.13%, 06/01/29 ................. 716 728,594
3.38%, 08/15/30 ................. 1,285 1,157,631
4.00%, 05/15/31 ................. 3,620 3,367,794
Sotheby's
(b)
7.38%, 10/15/27 ................. 5,779 5,918,216
5.88%, 06/01/29 ................. 1,976 1,911,780
18,818,845
Diversified Financial Services — 0.2%
Castor SpA, (EURIBOR 3 Month + 5.25%),
5.25%, 02/15/29
(a)(d)
.............. EUR 248 272,841
CPI Acquisition, Inc., 8.63%, 03/15/26
(b)
... USD 2,162 2,104,231
doValue SpA
(d)
5.00%, 08/04/25 ................. EUR 500 564,188
3.38%, 07/31/26 ................. 703 746,617
Garfunkelux Holdco 3 SA
(d)
6.75%, 11/01/25 ................. 1,732 1,906,943
7.75%, 11/01/25 ................. GBP 744 970,026
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. USD 3,083 2,951,911
Jefferson Capital Holdings LLC, 6.00%,
08/15/26
(b)
.................... 220 209,550
Midcap Financial Issuer Trust
(b)
6.50%, 05/01/28 ................. 330 310,372
5.63%, 01/15/30 ................. 250 220,917
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(b)
.................... 1,844 1,767,686
NTT Finance Corp., 1.16%, 04/03/26
(b)
.... 1,945 1,793,271
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25
(b)
............ 258 192,581
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 3,134 3,474,462
7.38%, 09/01/25 ................. 1,453 1,517,266
Shell International Finance BV
2.38%, 11/07/29 ................. 20 18,944
4.38%, 05/11/45 ................. 10 10,787
3.00%, 11/26/51 ................. 130 116,356
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 2,954 2,872,765
Siemens Financieringsmaatschappij NV
(b)
0.65%, 03/11/24 ................. 880 847,796
2.88%, 03/11/41 ................. 625 564,018
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 14,394 14,969,760
38,403,288

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 1.7%
Altice France Holding SA
8.00%, 05/15/27
(b)
................ EUR 500 $ 570,963
8.00%, 05/15/27
(d)
................ 299 341,436
10.50%, 05/15/27
(b)
............... USD 20,668 21,629,166
6.00%, 02/15/28
(b)
................ 2,886 2,489,175
Altice France SA
2.50%, 01/15/25
(d)
................ EUR 817 868,323
5.88%, 02/01/27
(d)
................ 1,400 1,583,597
8.13%, 02/01/27
(b)
................ USD 10,069 10,382,448
5.50%, 01/15/28
(b)
................ 4,359 4,039,485
4.13%, 01/15/29
(d)
................ EUR 1,099 1,100,271
5.13%, 01/15/29
(b)
................ USD 894 800,872
5.13%, 07/15/29
(b)
................ 6,637 5,948,411
4.25%, 10/15/29
(d)
................ EUR 660 661,676
5.50%, 10/15/29
(b)
................ USD 7,704 6,912,645
Arqiva Broadcast Finance plc, 6.75%,
09/30/23
(d)
.................... GBP 700 919,555
AT&T, Inc.
2.63%, 12/01/22 ................. USD 416 418,001
4.35%, 03/01/29 ................. 25 26,455
2.55%, 12/01/33 ................. 795 706,313
4.50%, 05/15/35 ................. 3,055 3,236,316
5.25%, 03/01/37 ................. 700 795,691
5.15%, 03/15/42 ................. 1,315 1,477,735
4.65%, 06/01/44 ................. 200 208,358
3.50%, 09/15/53 ................. 164 143,901
3.55%, 09/15/55 ................. 926 816,701
3.80%, 12/01/57 ................. 790 720,749
3.65%, 09/15/59 ................. 406 356,035
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(d)(f)(l)
1,000 5,000
British Telecommunications plc
(a)(b)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%),
4.25%, 11/23/81 ............... 400 381,828
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%),
4.88%, 11/23/81 ............... 1,000 950,000
CCO Holdings LLC
4.00%, 03/01/23
(b)
................ 165 164,930
5.13%, 05/01/27
(b)
................ 4,098 4,104,045
5.00%, 02/01/28
(b)
................ 1,891 1,871,144
5.38%, 06/01/29
(b)
................ 5,674 5,674,000
4.75%, 03/01/30
(b)
................ 5,710 5,482,970
4.50%, 08/15/30
(b)
................ 5,134 4,817,194
4.25%, 02/01/31
(b)
................ 10,851 9,847,283
4.75%, 02/01/32
(b)
................ 1,674 1,558,896
4.50%, 05/01/32 ................. 969 886,344
4.50%, 06/01/33
(b)
................ 2,030 1,821,925
4.25%, 01/15/34
(b)
................ 9,897 8,595,495
Cellnex Telecom SA, 0.75%, 11/20/31
(d)(i)
... EUR 5,200 4,956,296
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... USD 6,109 5,628,833
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(e)
............... 12 16,085
eircom Finance DAC, 1.75%, 11/01/24
(d)
... EUR 500 545,381
Embarq Corp., 8.00%, 06/01/36 ........ USD 650 626,197
Frontier Communications Corp.
(b)
5.88%, 10/15/27 ................. 3,018 2,997,779
5.00%, 05/01/28 ................. 6,672 6,405,120
6.75%, 05/01/29 ................. 3,439 3,301,440
Frontier Communications Holdings LLC, 6.00%,
01/15/30
(b)
.................... 2,868 2,652,900
Iliad Holding SAS
(b)
6.50%, 10/15/26 ................. 4,722 4,734,750
7.00%, 10/15/28 ................. 2,219 2,222,284
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Iliad SA
(d)
1.50%, 10/14/24 ................. EUR 300 $ 321,886
2.38%, 06/17/26 ................. 300 321,998
1.88%, 02/11/28 ................. 200 198,055
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(d)
216 223,722
Koninklijke KPN NV, (USD Swap Semi 10 Year
+ 5.21%), 7.00%, 03/28/73
(a)(b)
....... USD 200 203,940
Level 3 Financing, Inc.
5.38%, 05/01/25 ................. 550 555,225
4.63%, 09/15/27
(b)
................ 3,262 3,070,619
4.25%, 07/01/28
(b)
................ 1,840 1,689,134
3.63%, 01/15/29
(b)
................ 1,274 1,114,750
3.75%, 07/15/29
(b)
................ 2,549 2,259,000
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(b)
............... 775 734,313
Lorca Telecom Bondco SA
4.00%, 09/18/27
(d)
................ EUR 1,547 1,647,192
Lumen Technologies, Inc.
Series W, 6.75%, 12/01/23 .......... USD 1,103 1,145,311
Series Y, 7.50%, 04/01/24 .......... 1,612 1,697,017
5.13%, 12/15/26
(b)
................ 5,924 5,642,610
4.00%, 02/15/27
(b)
................ 4,289 3,994,496
Series G, 6.88%, 01/15/28 .......... 51 50,906
4.50%, 01/15/29
(b)
................ 5,127 4,409,194
5.38%, 06/15/29
(b)
................ 5,406 4,814,719
Series P, 7.60%, 09/15/39 .......... 1,060 1,018,024
Series U, 7.65%, 03/15/42 .......... 2,328 2,246,520
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(d)(k)
................... 4,615 4,588,464
Sprint Capital Corp.
6.88%, 11/15/28 ................. 9,502 11,009,872
8.75%, 03/15/32 ................. 10,027 13,506,369
Switch Ltd.
(b)
3.75%, 09/15/28 ................. 3,059 2,966,450
4.13%, 06/15/29 ................. 5,945 5,848,394
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 2,708 2,588,117
6.00%, 09/30/34 ................. 5,359 5,037,835
7.20%, 07/18/36 ................. 142 138,095
Telecom Italia Finance SA, 7.75%, 01/24/33 EUR 610 773,960
Telecom Italia SpA
4.00%, 04/11/24
(d)
................ 200 226,598
5.30%, 05/30/24
(b)
................ USD 2,046 2,061,345
2.75%, 04/15/25
(d)
................ EUR 600 650,399
2.38%, 10/12/27
(d)
................ 600 604,012
1.63%, 01/18/29
(d)
................ 2,749 2,562,987
Telefonica Emisiones SA, 4.90%, 03/06/48 . USD 670 692,784
Verizon Communications, Inc.
3.88%, 02/08/29 ................. 2,575 2,678,876
4.02%, 12/03/29 ................. 24 24,908
1.50%, 09/18/30 ................. 285 247,492
1.68%, 10/30/30 ................. 711 619,941
2.55%, 03/21/31 ................. 420 390,201
2.36%, 03/15/32
(b)
................ 540 487,736
5.85%, 09/15/35 ................. 690 825,976
4.27%, 01/15/36 ................. 720 758,512
2.65%, 11/20/40 ................. 1,400 1,190,922
3.40%, 03/22/41 ................. 1,855 1,738,908
2.85%, 09/03/41 ................. 440 387,311
3.85%, 11/01/42 ................. 480 478,501
2.99%, 10/30/56 ................. 160 131,693
3.70%, 03/22/61 ................. 934 865,142
Virgin Media Finance plc
3.75%, 07/15/30
(d)
................ EUR 661 658,108

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.00%, 07/15/30
(b)
................ USD 1,350 $ 1,275,068
Virgin Media Secured Finance plc
5.25%, 05/15/29
(d)
................ GBP 100 128,738
5.50%, 05/15/29
(b)
................ USD 2,800 2,779,000
4.50%, 08/15/30
(b)
................ 1,246 1,161,895
Windstream Escrow LLC, 7.75%, 08/15/28
(b)
680 692,634
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 19,988 18,393,557
6.13%, 03/01/28 ................. 13,739 12,296,405
286,228,233
Electric Utilities — 0.7%
Adani Electricity Mumbai Ltd., 3.87%,
07/22/31
(d)
.................... 830 728,034
AEP Transmission Co. LLC, 3.15%, 09/15/49 75 66,408
Alabama Power Co., 3.13%, 07/15/51 .... 55 47,823
Baltimore Gas & Electric Co.
3.20%, 09/15/49 ................. 525 473,289
2.90%, 06/15/50 ................. 105 91,286
CenterPoint Energy Houston Electric LLC,
Series AG, 3.00%, 03/01/32 ......... 285 278,635
DPL, Inc., 4.35%, 04/15/29 ........... 550 537,625
Drax Finco plc, 6.63%, 11/01/25
(b)
....... 450 455,175
Duke Energy Carolinas LLC
2.85%, 03/15/32 ................. 1,005 971,380
6.05%, 04/15/38 ................. 100 124,333
3.70%, 12/01/47 ................. 600 585,283
3.20%, 08/15/49 ................. 882 818,137
Duke Energy Corp.
2.45%, 06/01/30 ................. 225 207,307
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%),
3.25%, 01/15/82
(a)
.............. 9,390 8,322,948
Duke Energy Florida LLC
2.50%, 12/01/29 ................. 2,225 2,092,629
1.75%, 06/15/30 ................. 255 226,997
3.85%, 11/15/42 ................. 320 315,722
Duke Energy Progress LLC, 3.45%, 03/15/29 2,868 2,873,646
Edison International
2.40%, 09/15/22 ................. 1,985 1,986,759
Series B, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.90%),
5.00%
(a)(k)
.................... 1,870 1,754,995
Emera US Finance LP, 0.83%, 06/15/24 ... 975 922,798
Enel Finance International NV, 1.38%,
07/12/26
(b)
.................... 1,590 1,459,453
Entergy Corp., 0.90%, 09/15/25 ........ 2,110 1,934,918
Eversource Energy, 2.80%, 05/01/23 ..... 690 691,470
Exelon Corp.
3.95%, 06/15/25 ................. 595 606,616
4.70%, 04/15/50 ................. 250 274,943
FirstEnergy Corp.
Series B, 4.40%, 07/15/27
(e)
......... 1,200 1,207,620
2.65%, 03/01/30 ................. 1,718 1,559,764
Series B, 2.25%, 09/01/30 .......... 161 142,485
Series C, 7.38%, 11/15/31 .......... 1,779 2,194,147
Series C, 5.35%, 07/15/47
(e)
......... 935 975,523
Series C, 3.40%, 03/01/50 .......... 6,102 5,139,654
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 ................. 1,235 1,240,950
5.45%, 07/15/44 ................. 3,738 4,075,172
4.55%, 04/01/49 ................. 1,448 1,383,404
Florida Power & Light Co.
3.70%, 12/01/47 ................. 365 371,684
3.15%, 10/01/49 ................. 465 433,429
2.88%, 12/04/51 ................. 218 195,430
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Huachen Energy Co. Ltd., 6.63%, 05/18/20
(d)(f)(l)
USD 901 $ 346,885
India Cleantech Energy, 4.70%, 08/10/26
(b)
. 1,718 1,597,952
Kallpa Generacion SA, 4.88%, 05/24/26
(d)
.. 4,804 4,902,482
Leeward Renewable Energy Operations LLC,
4.25%, 07/01/29
(b)
............... 300 281,193
MidAmerican Energy Co.
3.65%, 04/15/29 ................. 825 847,977
4.25%, 07/15/49 ................. 1,175 1,282,007
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(d)
.................... 4,260 3,812,167
Naturgy Finance BV, (EUR Swap Annual 5 Year
+ 2.44%), 2.37%
(a)(d)(k)
............. EUR 900 915,306
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27 ................. USD 215 217,500
1.90%, 06/15/28 ................. 600 552,810
2.44%, 01/15/32 ................. 584 534,026
3.00%, 01/15/52 ................. 177 151,111
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%),
3.80%, 03/15/82
(a)
.............. 18,905 17,409,451
NextEra Energy Operating Partners LP
(b)
4.25%, 07/15/24 ................. 365 369,378
4.25%, 09/15/24 ................. 35 35,263
Northern States Power Co.
2.90%, 03/01/50 ................. 350 308,768
2.60%, 06/01/51 ................. 360 304,473
NRG Energy, Inc.
6.63%, 01/15/27 ................. 887 914,080
2.45%, 12/02/27
(b)
................ 800 737,843
5.75%, 01/15/28 ................. 614 624,073
5.25%, 06/15/29
(b)
................ 261 255,057
3.63%, 02/15/31
(b)
................ 1,694 1,490,025
3.88%, 02/15/32
(b)
................ 2,491 2,192,080
Ohio Power Co.
4.00%, 06/01/49 ................. 975 971,386
Series R, 2.90%, 10/01/51 .......... 55 45,578
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 ................. 840 830,737
3.70%, 05/15/50 ................. 1,205 1,210,475
Pacific Gas & Electric Co.
3.45%, 07/01/25 ................. 1,460 1,424,157
3.30%, 12/01/27 ................. 1,065 1,004,669
4.45%, 04/15/42 ................. 475 420,852
4.00%, 12/01/46 ................. 258 214,618
4.95%, 07/01/50 ................. 872 821,336
5.25%, 03/01/52 ................. 470 478,628
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 2,869 2,822,551
PECO Energy Co., 2.85%, 09/15/51 ..... 130 112,496
PG&E Corp., 5.25%, 07/01/30 ......... 4,513 4,377,159
PPL Electric Utilities Corp., 3.95%, 06/01/47 25 25,528
Progress Energy, Inc., 6.00%, 12/01/39 ... 350 416,947
Public Service Co. of Colorado
Series 34, 3.20%, 03/01/50 ......... 600 559,872
2.70%, 01/15/51 ................. 100 84,712
Southern California Edison Co.
Series J, 0.70%, 08/01/23 .......... 305 297,084
1.10%, 04/01/24 ................. 1,200 1,157,989
4.00%, 04/01/47 ................. 575 552,478
Series B, 4.88%, 03/01/49 .......... 70 74,373
Series 20A, 2.95%, 02/01/51 ........ 240 196,083
Series H, 3.65%, 06/01/51 .......... 435 404,849
3.45%, 02/01/52 ................. 200 179,689
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
.................... 5,095 5,052,966

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Tampa Electric Co.
4.45%, 06/15/49 ................. USD 375 $ 402,095
3.45%, 03/15/51 ................. 135 125,668
Virginia Electric & Power Co.
Series B, 6.00%, 01/15/36 .......... 250 302,350
4.45%, 02/15/44 ................. 300 321,010
4.60%, 12/01/48 ................. 595 669,205
Vistra Operations Co. LLC
(b)
5.50%, 09/01/26 ................. 700 703,829
5.63%, 02/15/27 ................. 1,344 1,342,864
5.00%, 07/31/27 ................. 365 359,091
4.38%, 05/01/29 ................. 3,233 3,055,185
118,868,287
Electrical Equipment — 0.1%
Atkore, Inc., 4.25%, 06/01/31
(b)
......... 3,152 2,931,360
Energizer Gamma Acquisition BV, 3.50%,
06/30/29
(d)
.................... EUR 588 571,632
Sensata Technologies BV
(b)
5.00%, 10/01/25 ................. USD 3,445 3,492,369
4.00%, 04/15/29 ................. 3,788 3,607,047
Vertiv Group Corp., 4.13%, 11/15/28
(b)
.... 5,902 5,386,254
15,988,662
Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 3.88%, 03/15/28
(d)
........ EUR 500 542,294
II-VI, Inc., 5.00%, 12/15/29
(b)
.......... USD 3,191 3,119,202
Sensata Technologies, Inc.
(b)
4.38%, 02/15/30 ................. 2,602 2,488,410
3.75%, 02/15/31 ................. 750 693,750
6,843,656
Energy Equipment & Services — 0.2%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 1,728 1,747,388
6.25%, 04/01/28 ................. 4,533 4,467,680
Bristow Group, Inc., 6.88%, 03/01/28
(b)
.... 310 313,875
CGG SA
7.75%, 04/01/27
(d)
................ EUR 567 632,565
8.75%, 04/01/27
(b)
................ USD 1,400 1,403,500
ChampionX Corp., 6.38%, 05/01/26 ...... 564 575,280
Halliburton Co.
3.80%, 11/15/25 ................. 187 190,969
2.92%, 03/01/30 ................. 350 338,346
5.00%, 11/15/45 ................. 275 298,176
Hilong Holding Ltd., 9.75%, 11/18/24
(d)
.... 415 257,300
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 397 397,000
7.50%, 01/15/28 ................. 1,152 1,123,200
Nabors Industries, Inc.
(b)
9.00%, 02/01/25 ................. 200 208,300
7.38%, 05/15/27 ................. 1,889 1,962,199
Oceaneering International, Inc., 4.65%,
11/15/24 ..................... 425 419,207
Patterson-UTI Energy, Inc., 5.15%, 11/15/29 175 170,711
Petrofac Ltd., 9.75%, 11/15/26
(b)
........ 525 480,401
Precision Drilling Corp., 7.13%, 01/15/26
(b)
. 500 510,000
Saipem Finance International BV
(d)
2.63%, 01/07/25 ................. EUR 500 516,663
3.38%, 07/15/26 ................. 500 496,474
Tervita Corp., 11.00%, 12/01/25
(b)
....... USD 993 1,124,712
Transocean, Inc., 11.50%, 01/30/27
(b)
..... 1,164 1,201,830
USA Compression Partners LP
6.88%, 04/01/26 ................. 3,769 3,802,921
6.88%, 09/01/27 ................. 2,971 2,982,409
Vallourec SA, 8.50%, 06/30/26
(d)
........ EUR 717 811,347
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Weatherford International Ltd.
(b)
6.50%, 09/15/28 ................. USD 1,357 $ 1,402,778
8.63%, 04/30/30 ................. 1,723 1,749,448
29,584,679
Entertainment — 0.2%
AMC Entertainment Holdings, Inc.
(b)
10.00%, 06/15/26 ................ 2,538 2,279,618
7.50%, 02/15/29 ................. 1,866 1,813,295
Banijay Entertainment SASU, 5.38%,
03/01/25
(b)
.................... 200 195,740
Banijay Group SAS, 6.50%, 03/01/26
(d)
.... EUR 700 773,768
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... USD 4,423 4,262,666
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. 659 661,641
6.50%, 05/15/27 ................. 9,189 9,786,469
4.75%, 10/15/27 ................. 921 897,975
3.75%, 01/15/28 ................. 189 177,637
NBCUniversal Media LLC, 5.95%, 04/01/41 . 380 482,158
Netflix, Inc.
4.38%, 11/15/26 ................. 1,040 1,081,532
4.88%, 04/15/28 ................. 590 618,766
5.88%, 11/15/28 ................. 800 881,840
4.88%, 06/15/30
(b)
................ 1,600 1,706,720
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.. 4,347 4,010,107
TWDC Enterprises 18 Corp., 4.13%, 06/01/44 85 89,062
Walt Disney Co. (The)
1.65%, 09/01/22 ................. 10 10,008
6.40%, 12/15/35 ................. 375 480,858
3.50%, 05/13/40 ................. 358 348,689
3.60%, 01/13/51 ................. 300 296,632
WMG Acquisition Corp.
3.88%, 07/15/30
(b)
................ 1,234 1,175,385
2.25%, 08/15/31
(d)
................ EUR 773 753,884
32,784,450
Equity Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 ................. USD 1,925 1,965,561
4.90%, 12/15/30 ................. 835 923,123
1.88%, 02/01/33 ................. 300 253,738
American Tower Corp.
3.50%, 01/31/23 ................. 680 686,301
3.38%, 10/15/26 ................. 995 981,722
3.95%, 03/15/29 ................. 615 615,821
2.10%, 06/15/30 ................. 1,995 1,739,859
2.70%, 04/15/31 ................. 600 542,642
Boston Properties LP
2.90%, 03/15/30 ................. 825 780,731
2.45%, 10/01/33 ................. 510 442,161
Brookfield Property REIT, Inc.
(b)
5.75%, 05/15/26 ................. 800 792,744
4.50%, 04/01/27 ................. 1,856 1,732,242
Camden Property Trust, 2.80%, 05/15/30 .. 290 278,712
Crown Castle International Corp.
3.80%, 02/15/28 ................. 1,075 1,073,911
4.30%, 02/15/29 ................. 715 734,461
2.10%, 04/01/31 ................. 200 172,957
2.50%, 07/15/31 ................. 1,200 1,070,455
2.90%, 04/01/41 ................. 200 165,552
CTR Partnership LP, 3.88%, 06/30/28
(b)
... 1,248 1,176,515
Diversified Healthcare Trust, 9.75%, 06/15/25 705 742,013
Duke Realty LP, 3.05%, 03/01/50 ....... 120 102,437
Equinix, Inc.
2.90%, 11/18/26 ................. 575 556,816

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
3.90%, 04/15/32 ................. USD 800 $ 794,944
3.00%, 07/15/50 ................. 225 183,476
2.95%, 09/15/51 ................. 665 529,829
ERP Operating LP, 2.85%, 11/01/26 ..... 530 519,418
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 998 918,137
GLP Capital LP
4.00%, 01/15/30 ................. 1,975 1,916,955
3.25%, 01/15/32 ................. 420 381,066
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 1,302 1,236,900
Healthpeak Properties, Inc.
3.00%, 01/15/30 ................. 458 439,981
2.88%, 01/15/31 ................. 75 71,025
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 2,517 2,359,688
Iron Mountain, Inc.
(b)
4.88%, 09/15/27 ................. 1,000 988,750
4.88%, 09/15/29 ................. 900 856,683
5.25%, 07/15/30 ................. 6,570 6,438,600
4.50%, 02/15/31 ................. 980 905,040
5.63%, 07/15/32 ................. 5,727 5,642,698
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24
(d)
. 2,920 2,890,800
MGM Growth Properties Operating Partnership
LP
5.63%, 05/01/24 ................. 2,080 2,141,318
4.63%, 06/15/25
(b)
................ 2,345 2,362,588
4.50%, 09/01/26 ................. 3,798 3,816,990
5.75%, 02/01/27 ................. 2,046 2,161,087
4.50%, 01/15/28 ................. 4,794 4,829,955
3.88%, 02/15/29
(b)
................ 2,382 2,340,315
Mid-America Apartments LP, 1.70%, 02/15/31 230 199,417
MPT Operating Partnership LP
5.25%, 08/01/26 ................. 1,055 1,079,740
5.00%, 10/15/27 ................. 1,392 1,415,490
4.63%, 08/01/29 ................. 3,802 3,763,980
3.50%, 03/15/31 ................. 9,354 8,687,174
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(b)
.................... 1,675 1,673,467
Prologis LP, 2.25%, 04/15/30 .......... 600 557,429
Realty Income Corp.
3.88%, 04/15/25 ................. 450 457,053
3.00%, 01/15/27 ................. 370 364,311
3.95%, 08/15/27 ................. 360 369,812
2.20%, 06/15/28 ................. 320 295,197
2.85%, 12/15/32 ................. 245 231,467
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 5,318 5,117,458
4.50%, 02/15/29
(b)
................ 3,005 2,824,700
RLJ Lodging Trust LP
(b)
3.75%, 07/01/26 ................. 847 804,650
4.00%, 09/15/29 ................. 741 685,321
SBA Communications Corp., 3.88%, 02/15/27 5,238 5,109,276
Service Properties Trust
4.35%, 10/01/24 ................. 238 229,075
7.50%, 09/15/25 ................. 2,993 3,139,807
5.50%, 12/15/27 ................. 973 938,458
Simon Property Group LP, 3.80%, 07/15/50 . 660 650,851
Trust Fibra Uno, 5.25%, 01/30/26
(b)
...... 1,955 2,009,129
UDR, Inc.
3.20%, 01/15/30 ................. 300 291,372
2.10%, 08/01/32 ................. 85 73,256
Uniti Group LP
(b)
7.88%, 02/15/25 ................. 1,250 1,298,762
4.75%, 04/15/28 ................. 3,934 3,712,752
6.50%, 02/15/29 ................. 4,350 4,055,723
6.00%, 01/15/30 ................. 1,095 985,500
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Ventas Realty LP, 3.00%, 01/15/30 ...... USD 680 $ 650,741
VICI Properties LP
(b)
3.50%, 02/15/25 ................. 2,815 2,773,479
4.25%, 12/01/26 ................. 4,856 4,835,605
3.75%, 02/15/27 ................. 2,713 2,638,392
4.63%, 12/01/29 ................. 2,586 2,579,535
4.13%, 08/15/30 ................. 9,258 8,937,303
Welltower, Inc., 2.05%, 01/15/29 ........ 485 441,350
XHR LP
(b)
6.38%, 08/15/25 ................. 450 463,759
4.88%, 06/01/29 ................. 220 213,714
136,811,222
Food & Staples Retailing — 0.2%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
....... 1,415 1,286,062
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 ................. 2,763 2,611,090
4.63%, 01/15/27 ................. 3,977 3,844,626
5.88%, 02/15/28 ................. 4,284 4,269,499
3.50%, 03/15/29 ................. 600 541,482
4.88%, 02/15/30 ................. 3,830 3,729,462
Bellis Acquisition Co. plc
(d)
3.25%, 02/16/26 ................. GBP 300 363,616
4.50%, 02/16/26 ................. 1,141 1,434,765
Casino Guichard Perrachon SA
(d)
(EURIBOR Swap Rate 5 Year + 3.82%),
3.99%
(a)(k)
.................... EUR 800 415,950
5.25%, 04/15/27 ................. 900 844,688
Iceland Bondco plc
(d)
4.63%, 03/15/25 ................. GBP 600 703,460
4.38%, 05/15/28 ................. 625 685,334
Ingles Markets, Inc., 4.00%, 06/15/31
(b)
.... USD 350 330,312
Ocado Group plc, 3.88%, 10/08/26
(d)
..... GBP 835 976,196
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... USD 2,389 2,176,976
Picard Groupe SAS, 3.88%, 07/01/26
(d)
... EUR 504 540,672
Quatrim SASU, 5.88%, 01/15/24
(d)
...... 900 992,738
SEG Holding LLC, 5.63%, 10/15/28
(b)
..... USD 120 120,000
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
669 685,725
US Foods, Inc., 4.75%, 02/15/29
(b)
...... 3,152 3,006,220
Walmart, Inc., 2.65%, 09/22/51 ........ 630 560,029
30,118,902
Food Products — 0.3%
Chobani LLC
(b)
7.50%, 04/15/25 ................. 7,050 6,815,940
4.63%, 11/15/28 ................. 1,734 1,599,615
General Mills, Inc., 3.00%, 02/01/51 ..... 46 39,632
Health & Happiness H&H International Holdings
Ltd., 5.63%, 10/24/24
(d)
............ 430 386,006
JBS USA LUX SA, 3.75%, 12/01/31
(b)
..... 2,678 2,485,813
JDE Peet's NV, 1.38%, 01/15/27
(b)
....... 1,130 1,014,388
Knight Castle Investments Ltd., 7.99%,
01/23/21
(d)(f)(l)
.................. 231 161,700
Kraft Heinz Foods Co.
6.88%, 01/26/39 ................. 575 707,969
6.50%, 02/09/40 ................. 1,215 1,448,888
5.00%, 06/04/42 ................. 693 740,193
4.38%, 06/01/46 ................. 583 575,794
4.88%, 10/01/49 ................. 5,265 5,547,362
5.50%, 06/01/50 ................. 8,287 9,410,137
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 ................. 1,161 1,161,000
4.13%, 01/31/30 ................. 2,309 2,156,225
4.38%, 01/31/32 ................. 2,070 1,933,835

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Food Products (continued)
Pilgrim's Pride Corp.
(b)
5.88%, 09/30/27 ................. USD 900 $ 908,451
4.25%, 04/15/31 ................. 140 129,500
3.50%, 03/01/32 ................. 4,415 3,854,229
Post Holdings, Inc.
(b)
5.75%, 03/01/27 ................. 526 528,604
5.63%, 01/15/28 ................. 942 924,634
5.50%, 12/15/29 ................. 124 119,310
4.63%, 04/15/30 ................. 444 399,800
4.50%, 09/15/31 ................. 186 164,794
Premier Foods Finance plc, 3.50%, 10/15/26
(d)
GBP 569 694,309
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. USD 3,620 3,393,750
Tereos Finance Groupe I SA, 7.50%, 10/30/25
(d)
EUR 687 787,480
48,089,358
Gas Utilities — 0.0%
AmeriGas Partners LP
5.63%, 05/20/24 ................. USD 550 561,000
5.88%, 08/20/26 ................. 250 249,235
Atmos Energy Corp., 2.85%, 02/15/52 .... 305 258,889
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ..................... 455 398,878
China Oil & Gas Group Ltd., 5.50%, 01/25/23
(d)
430 427,124
Infraestructura Energetica Nova SAB de CV,
4.75%, 01/15/51
(b)
............... 2,618 2,259,989
Promigas SA ESP, 3.75%, 10/16/29
(b)
..... 925 833,934
Suburban Propane Partners LP
5.88%, 03/01/27 ................. 800 811,000
5.00%, 06/01/31
(b)
................ 619 580,312
Superior Plus LP, 4.50%, 03/15/29
(b)
..... 170 159,737
6,540,098
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
4.75%, 11/30/36 ................. 345 400,913
6.15%, 11/30/37 ................. 240 312,288
Avantor Funding, Inc.
2.63%, 11/01/25
(d)
................ EUR 200 224,004
4.63%, 07/15/28
(b)
................ USD 7,976 7,888,264
3.88%, 11/01/29
(b)
................ 1,508 1,417,520
Becton Dickinson and Co.
3.73%, 12/15/24 ................. 158 160,558
3.70%, 06/06/27 ................. 2,175 2,206,578
4.69%, 12/15/44 ................. 540 579,862
4.67%, 06/06/47 ................. 285 310,429
3.79%, 05/20/50 ................. 61 59,107
DH Europe Finance II SARL, 2.05%, 11/15/22 715 716,008
Hologic, Inc.
(b)
4.63%, 02/01/28 ................. 300 303,750
3.25%, 02/15/29 ................. 794 741,413
Mozart Debt Merger Sub, Inc.
(b)
3.88%, 04/01/29 ................. 1,020 943,500
5.25%, 10/01/29 ................. 10,021 9,316,223
Ortho-Clinical Diagnostics, Inc.
(b)
7.38%, 06/01/25 ................. 5,484 5,648,520
7.25%, 02/01/28 ................. 6,595 6,792,850
Teleflex, Inc., 4.25%, 06/01/28
(b)
........ 1,117 1,087,679
Varex Imaging Corp., 7.88%, 10/15/27
(b)
... 1,077 1,141,620
40,251,086
Health Care Providers & Services — 1.1%
180 Medical, Inc., 3.88%, 10/15/29
(b)
..... 1,063 1,004,535
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 ................. 2,601 2,614,005
5.00%, 04/15/29 ................. 3,095 3,055,500
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 449 445,632
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.13%, 03/01/30 ................. USD 386 $ 358,498
Aetna, Inc.
4.75%, 03/15/44 ................. 550 598,583
3.88%, 08/15/47 ................. 126 122,762
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
2,676 2,488,680
Akumin Escrow, Inc., 7.50%, 08/01/28
(b)
... 446 354,570
Akumin, Inc., 7.00%, 11/01/25
(b)
........ 554 459,820
Anthem, Inc.
2.38%, 01/15/25 ................. 105 103,528
4.65%, 01/15/43 ................. 250 272,917
3.70%, 09/15/49 ................. 450 437,490
CAB SELAS, 3.38%, 02/01/28
(d)
........ EUR 514 540,118
Cano Health LLC, 6.25%, 10/01/28
(b)
..... USD 872 837,120
Centene Corp.
4.25%, 12/15/27 ................. 552 554,070
2.45%, 07/15/28 ................. 5,052 4,616,012
4.63%, 12/15/29 ................. 3,071 3,095,844
3.00%, 10/15/30 ................. 9,033 8,296,540
2.50%, 03/01/31 ................. 14,947 13,191,176
2.63%, 08/01/31 ................. 3,219 2,864,910
Chrome Bidco SASU, 3.50%, 05/31/28
(d)
... EUR 1,468 1,551,546
Chrome Holdco SASU, 5.00%, 05/31/29
(d)
.. 332 340,648
Cigna Corp.
4.13%, 11/15/25 ................. USD 400 412,280
6.13%, 11/15/41 ................. 140 175,163
4.90%, 12/15/48 ................. 145 162,476
CommonSpirit Health
3.35%, 10/01/29 ................. 500 485,449
2.78%, 10/01/30 ................. 225 209,688
3.91%, 10/01/50 ................. 440 419,193
Community Health Systems, Inc.
(b)
8.00%, 03/15/26 ................. 9,717 10,119,478
5.63%, 03/15/27 ................. 3,600 3,666,366
8.00%, 12/15/27 ................. 400 424,156
6.00%, 01/15/29 ................. 5,391 5,447,309
6.88%, 04/15/29 ................. 273 268,223
6.13%, 04/01/30 ................. 1,702 1,583,660
CVS Health Corp.
3.50%, 07/20/22 ................. 2,370 2,376,203
1.30%, 08/21/27 ................. 160 145,488
4.30%, 03/25/28 ................. 789 825,356
1.88%, 02/28/31 ................. 3,235 2,848,293
5.13%, 07/20/45 ................. 1,150 1,298,132
5.05%, 03/25/48 ................. 530 600,220
DaVita, Inc., 4.63%, 06/01/30
(b)
........ 81 75,638
Encompass Health Corp.
4.50%, 02/01/28 ................. 346 339,080
4.75%, 02/01/30 ................. 4,043 3,881,280
4.63%, 04/01/31 ................. 1,444 1,351,642
HCA, Inc.
5.88%, 05/01/23 ................. 300 310,125
5.38%, 02/01/25 ................. 2,268 2,359,854
5.88%, 02/15/26 ................. 1,000 1,063,510
5.38%, 09/01/26 ................. 5,759 6,046,950
5.63%, 09/01/28 ................. 3,494 3,777,887
5.88%, 02/01/29 ................. 2,425 2,651,010
3.50%, 09/01/30 ................. 8,433 8,146,816
5.50%, 06/15/47 ................. 960 1,083,263
5.25%, 06/15/49 ................. 965 1,056,830
3.50%, 07/15/51 ................. 460 398,858
4.63%, 03/15/52
(b)
................ 2,425 2,443,844
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 2,536 2,402,860
Humana, Inc., 2.15%, 02/03/32 ........ 255 223,424
Kaiser Foundation Hospitals, Series 2021,
2.81%, 06/01/41 ................ 299 261,088

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Korian SA, (U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%), 4.13%
(a)(d)(k)
GBP 800 $ 964,155
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. USD 1,540 1,591,174
4.38%, 02/15/27 ................. 1,962 1,895,479
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
... 3,264 3,084,097
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/29
(b)
.................... 445 414,833
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 2,951 2,979,566
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 ................. 3,004 2,972,818
3.88%, 11/15/30 ................. 1,428 1,370,880
3.88%, 05/15/32 ................. 2,761 2,625,573
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 1,018 954,375
Owens & Minor, Inc., 6.63%, 04/01/30
(b)
... 1,933 1,989,076
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... 5,756 5,899,842
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 649 678,886
RP Escrow Issuer LLC, 5.25%, 12/15/25
(b)
.. 355 346,650
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 5,077 5,057,961
10.00%, 04/15/27 ................ 4,850 5,092,500
Sutter Health
Series 20A, 2.29%, 08/15/30 ........ 870 786,966
Series 20A, 3.36%, 08/15/50 ........ 244 217,585
Team Health Holdings, Inc., 6.38%, 02/01/25
(b)
432 387,720
Tenet Healthcare Corp.
4.63%, 07/15/24 ................. 466 468,004
4.63%, 09/01/24
(b)
................ 1,371 1,380,384
4.88%, 01/01/26
(b)
................ 8,341 8,413,984
6.25%, 02/01/27
(b)
................ 2,524 2,591,126
5.13%, 11/01/27
(b)
................ 7,002 7,034,944
4.63%, 06/15/28
(b)
................ 234 229,613
6.13%, 10/01/28
(b)
................ 2,154 2,189,003
4.25%, 06/01/29
(b)
................ 1,111 1,065,171
UnitedHealth Group, Inc.
3.50%, 08/15/39 ................. 775 768,777
2.75%, 05/15/40 ................. 345 309,856
4.75%, 07/15/45 ................. 440 510,553
4.25%, 06/15/48 ................. 510 557,819
3.70%, 08/15/49 ................. 400 405,903
3.25%, 05/15/51 ................. 180 169,068
US Acute Care Solutions LLC, 6.38%,
03/01/26
(b)
.................... 890 878,875
Vizient, Inc., 6.25%, 05/15/27
(b)
........ 2,284 2,352,520
186,181,332
Health Care Technology — 0.0%
IQVIA, Inc.
(b)
5.00%, 10/15/26 ................. 1,065 1,083,637
5.00%, 05/15/27 ................. 3,901 3,944,087
5,027,724
Hotels, Restaurants & Leisure — 1.5%
1011778 BC ULC
(b)
5.75%, 04/15/25 ................. 2,266 2,331,465
3.88%, 01/15/28 ................. 2,630 2,492,017
4.38%, 01/15/28 ................. 3,746 3,596,160
4.00%, 10/15/30 ................. 2,711 2,445,417
Accor SA
(d)
(EUR Swap Annual 5 Year + 4.56%),
4.38%
(a)(k)
.................... EUR 600 666,272
0.70%, 12/07/27
(i)
................ 892 475,107
Affinity Gaming, 6.88%, 12/15/27
(b)
...... USD 1,277 1,241,882
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp.
8.63%, 06/01/25
(b)
................ USD 495 $ 519,928
4.75%, 12/01/27 ................. 1,104 1,098,480
4.75%, 06/15/31
(b)
................ 4,025 3,879,094
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 3,076 2,952,960
Burger King France SAS, (EURIBOR 3 Month +
4.75%), 4.75%, 11/01/26
(a)(d)
......... EUR 225 247,662
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. USD 13,798 14,245,607
4.63%, 10/15/29 ................. 6,034 5,641,790
Carnival Corp.
10.13%, 02/01/26
(d)
............... EUR 915 1,129,535
10.50%, 02/01/26
(b)
............... USD 3,442 3,827,194
7.63%, 03/01/26
(b)
................ 450 452,939
7.63%, 03/01/26
(d)
................ EUR 636 719,757
5.75%, 03/01/27
(b)
................ USD 7,979 7,609,293
9.88%, 08/01/27
(b)
................ 4,462 4,931,938
4.00%, 08/01/28
(b)
................ 11,161 10,379,730
6.00%, 05/01/29
(b)
................ 5,863 5,524,939
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 1,275 1,287,750
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 5,435 5,489,350
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 5,048 5,183,867
6.50%, 10/01/28 ................. 435 442,612
Champion Path Holdings Ltd., 4.85%,
01/27/28
(d)
.................... 4,311 3,430,748
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 4,900 4,955,566
4.75%, 01/15/28 ................. 3,388 3,286,360
Cirsa Finance International SARL
(d)
4.75%, 05/22/25 ................. EUR 1,133 1,225,807
4.50%, 03/15/27 ................. 274 286,126
Codere Finance 2 Luxembourg SA
11.00%, 09/30/26
(d)(e)
.............. 1,115 1,307,236
2.00%, (2.00% Cash or 12.75% PIK),
11/30/27
(a)(d)(j)
................. 256 258,721
2.00%, (2.00% Cash or 13.63% PIK),
11/30/27
(a)(b)(j)
................. USD 135 122,542
Colt Merger Sub, Inc.
(b)
5.75%, 07/01/25 ................. 5,952 6,074,522
8.13%, 07/01/27 ................. 10,496 11,245,992
CPUK Finance Ltd.
(d)
4.88%, 08/28/25 ................. GBP 619 789,771
4.50%, 08/28/27 ................. 200 252,354
Everi Holdings, Inc., 5.00%, 07/15/29
(b)
.... USD 155 146,863
Expedia Group, Inc.
3.60%, 12/15/23 ................. 1,510 1,522,486
6.25%, 05/01/25
(b)
................ 308 329,292
3.25%, 02/15/30 ................. 270 257,006
2.95%, 03/15/31 ................. 890 824,003
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 1,809 1,714,027
6.75%, 01/15/30 ................. 4,375 4,024,869
Food Service Project SA, 5.50%, 01/21/27
(d)
EUR 1,086 1,175,990
Fortune Star BVI Ltd.
(d)
6.75%, 07/02/23 ................. USD 8,490 8,281,995
5.05%, 01/27/27 ................. 2,130 1,778,550
Gamma Bidco SpA
(d)
5.13%, 07/15/25 ................. EUR 380 414,603
6.25%, 07/15/25 ................. 1,139 1,271,044
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(b)
................ USD 1,228 1,254,893
5.75%, 05/01/28
(b)
................ 1,614 1,669,844
4.88%, 01/15/30 ................. 4,143 4,133,658
4.00%, 05/01/31
(b)
................ 1,656 1,562,850

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... USD 1,175 $ 1,182,925
Inter Media & Communication SpA, 6.75%,
02/09/27
(d)
.................... EUR 408 439,543
International Game Technology plc
6.50%, 02/15/25
(b)
................ USD 1,000 1,048,655
3.50%, 06/15/26
(d)
................ EUR 200 222,387
IRB Holding Corp., 7.00%, 06/15/25
(b)
.... USD 490 509,600
Jacobs Entertainment, Inc., 6.75%, 02/15/29
(b)
420 422,092
KFC Holding Co., 4.75%, 06/01/27
(b)
..... 525 532,875
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. 2,032 2,029,948
8.00%, 04/15/26 ................. 1,212 1,210,067
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
1,449 1,452,622
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
1,336 1,182,360
Marriott Ownership Resorts, Inc., 6.13%,
09/15/25
(b)
.................... 310 317,750
Melco Resorts Finance Ltd.
4.88%, 06/06/25
(d)
................ 425 388,875
5.63%, 07/17/27
(d)
................ 630 554,400
5.38%, 12/04/29
(b)
................ 400 334,000
5.38%, 12/04/29
(d)
................ 431 359,885
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
600 592,350
MGM China Holdings Ltd., 5.25%, 06/18/25
(d)
4,116 3,783,633
MGM Resorts International
6.00%, 03/15/23 ................. 5,798 5,929,615
5.75%, 06/15/25 ................. 261 267,530
Midco GB SASU, 7.75%, (7.75% Cash or
8.50% PIK), 11/01/27
(a)(d)(j)
.......... EUR 250 280,490
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... USD 2,139 1,971,859
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 2,260 2,147,362
7.75%, 02/15/29 ................. 882 888,121
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 3,181 2,949,884
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
.................... 1,734 1,918,237
Penn National Gaming, Inc., 4.13%, 07/01/29
(b)
560 501,312
Powdr Corp., 6.00%, 08/01/25
(b)
........ 1,443 1,475,467
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................. 700 601,615
5.88%, 09/01/31 ................. 888 758,041
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 1,501 1,441,710
Royal Caribbean Cruises Ltd.
(b)
10.88%, 06/01/23 ................ 747 794,868
9.13%, 06/15/23 ................. 1,114 1,159,952
11.50%, 06/01/25 ................ 2,600 2,857,036
5.50%, 08/31/26 ................. 2,082 2,023,288
5.38%, 07/15/27 ................. 3,209 3,083,143
5.50%, 04/01/28 ................. 5,166 4,924,799
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 ................. 1,982 2,083,578
5.00%, 10/15/25 ................. 1,998 2,047,950
8.25%, 03/15/26 ................. 3,658 3,808,893
7.00%, 05/15/28 ................. 1,055 1,093,502
7.25%, 11/15/29 ................. 475 497,562
Sisal Group SpA, 7.00%, 07/31/23
(d)
..... EUR 935 1,034,592
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
USD 5,235 5,464,031
Station Casinos LLC, 4.63%, 12/01/31
(b)
... 1,835 1,678,475
Stonegate Pub Co. Financing plc
(d)
8.00%, 07/13/25 ................. GBP 1,111 1,481,795
8.25%, 07/31/25 ................. 1,102 1,472,976
Studio City Finance Ltd.
6.00%, 07/15/25
(b)
................ USD 200 181,000
6.00%, 07/15/25
(d)
................ 800 724,000
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.00%, 01/15/29
(b)
................ USD 3,270 $ 2,508,294
Travel + Leisure Co.
6.00%, 04/01/27
(e)
................ 500 515,000
4.63%, 03/01/30
(b)
................ 134 124,620
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 954 985,368
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 1,358 1,239,518
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 1,844 1,774,850
Wynn Las Vegas LLC
(b)
4.25%, 05/30/23 ................. 300 299,250
5.50%, 03/01/25 ................. 750 750,015
5.25%, 05/15/27 ................. 2,243 2,170,102
Wynn Macau Ltd.
4.88%, 10/01/24
(b)
................ 250 227,500
5.50%, 01/15/26
(d)
................ 4,974 4,451,730
5.63%, 08/26/28
(b)
................ 540 456,192
5.13%, 12/15/29
(b)
................ 650 541,125
Wynn Resorts Finance LLC
(b)
7.75%, 04/15/25 ................. 1,855 1,924,860
5.13%, 10/01/29 ................. 4,613 4,341,986
Yum! Brands, Inc.
7.75%, 04/01/25
(b)
................ 2,131 2,213,576
4.75%, 01/15/30
(b)
................ 3,298 3,234,101
3.63%, 03/15/31 ................. 1,000 911,843
4.63%, 01/31/32 ................. 283 273,743
5.35%, 11/01/43 ................. 48 46,680
255,507,466
Household Durables — 0.2%
Ashton Woods USA LLC
(b)
4.63%, 08/01/29 ................. 764 673,718
4.63%, 04/01/30 ................. 1,114 970,484
Brookfield Residential Properties, Inc.
(b)
6.25%, 09/15/27 ................. 556 544,360
5.00%, 06/15/29 ................. 1,588 1,441,920
4.88%, 02/15/30 ................. 3,450 3,085,387
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
2,805 2,882,137
Century Communities, Inc., 6.75%, 06/01/27 100 103,760
Empire Communities Corp., 7.00%, 12/15/25
(b)
280 276,640
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 700 682,500
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 2,464 2,544,080
LGI Homes, Inc., 4.00%, 07/15/29
(b)
...... 3,053 2,680,503
Mattamy Group Corp., 4.63%, 03/01/30
(b)
.. 1,303 1,223,921
Meritage Homes Corp., 5.13%, 06/06/27 ... 595 600,920
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
520 502,746
Newell Brands, Inc.
4.88%, 06/01/25 ................. 174 179,609
4.70%, 04/01/26
(e)
................ 500 503,125
5.87%, 04/01/36
(e)
................ 200 205,500
6.00%, 04/01/46
(e)
................ 814 850,630
Nobel Bidco BV, 3.13%, 06/15/28
(d)
...... EUR 582 572,211
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
USD 3,344 3,398,340
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
2,239 1,934,944
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
.................... 61 59,627
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 ................. 2,083 1,892,041
3.88%, 10/15/31 ................. 2,226 1,908,795
Toll Brothers Finance Corp., 4.35%, 02/15/28 80 80,375
TopBuild Corp., 4.13%, 02/15/32
(b)
...... 485 439,531
TRI Pointe Group, Inc., 5.88%, 06/15/24 ... 1,665 1,729,469
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 1,900 1,886,539

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Household Durables (continued)
5.70%, 06/15/28 ................. USD 343 $ 342,410
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 2,670 2,603,250
36,799,472
Household Products — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30 ................. 1,681 1,517,102
4.13%, 04/30/31
(b)
................ 1,491 1,341,900
Energizer Holdings, Inc.
(b)
6.50%, 12/31/27 ................. 948 938,520
4.75%, 06/15/28 ................. 1,014 920,991
4.38%, 03/31/29 ................. 108 94,552
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(b)
.................... 1,630 1,473,928
Kronos Acquisition Holdings, Inc., 5.00%,
12/31/26
(b)
.................... 410 378,225
Spectrum Brands, Inc.
(b)
5.00%, 10/01/29 ................. 340 319,845
5.50%, 07/15/30 ................. 446 428,160
3.88%, 03/15/31 ................. 359 316,710
7,729,933
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)
1.38%, 01/15/26 ................. 1,345 1,236,824
2.45%, 01/15/31 ................. 860 769,059
Calpine Corp.
(b)
5.25%, 06/01/26 ................. 1,581 1,588,905
4.50%, 02/15/28 ................. 1,800 1,755,864
5.13%, 03/15/28 ................. 13,140 12,516,901
4.63%, 02/01/29 ................. 200 184,000
5.00%, 02/01/31 ................. 1,030 937,300
3.75%, 03/01/31 ................. 207 185,304
Clearway Energy Operating LLC
(b)
4.75%, 03/15/28 ................. 2,246 2,255,725
3.75%, 01/15/32 ................. 2,361 2,172,120
Colbun SA, 3.15%, 01/19/32
(b)
......... 3,740 3,394,751
InterGen NV, 7.00%, 06/30/23
(b)
........ 500 488,750
Talen Energy Supply LLC, 6.63%, 01/15/28
(b)
300 279,000
27,764,503
Industrial Conglomerates — 0.0%
Alfa SAB de CV
6.88%, 03/25/44
(b)
................ 753 830,559
6.88%, 03/25/44
(d)
................ 387 426,861
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 ............. 1,145 1,229,488
Roper Technologies, Inc.
3.65%, 09/15/23 ................. 350 354,864
1.75%, 02/15/31 ................. 320 276,442
3,118,214
Insurance — 0.8%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 1,576 1,457,217
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 10,992 10,572,875
6.75%, 10/15/27 ................. 18,747 18,520,911
5.88%, 11/01/29 ................. 11,058 10,629,503
Allianz SE
(a)(b)(k)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%),
3.50% ...................... 26,200 24,824,500
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%),
3.20% ...................... 10,600 9,195,500
American International Group, Inc.
3.40%, 06/30/30 ................. 1,360 1,356,305
Security
Par (000)
Par (000) Value
Insurance (continued)
4.50%, 07/16/44 ................. USD 905 $ 976,572
4.80%, 07/10/45 ................. 455 512,684
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 1,910 1,833,638
Aon Corp.
3.75%, 05/02/29 ................. 550 562,367
2.60%, 12/02/31 ................. 765 704,533
Aon Global Ltd., 4.60%, 06/14/44 ....... 365 382,853
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(b)(j)
......... 602 621,968
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(d)(k)
..... 3,560 3,650,424
Berkshire Hathaway Finance Corp., 3.85%,
03/15/52 ..................... 310 316,996
BroadStreet Partners, Inc., 5.88%, 04/15/29
(b)
436 406,570
BUPA Finance plc, (U.K. Government Bonds
5 Year Note Generic Bid Yield + 3.17%),
4.00%
(a)(d)(k)
................... GBP 1,500 1,657,607
Galaxy Bidco Ltd., 6.50%, 07/31/26
(d)
..... 1,567 2,022,466
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. USD 2,161 2,186,176
Hartford Financial Services Group, Inc. (The),
2.90%, 09/15/51 ................ 75 61,671
Heungkuk Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.47%), 4.48%
(a)(d)(k)
... 1,091 1,085,750
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(b)
.................... 25 25,318
HUB International Ltd.
(b)
7.00%, 05/01/26 ................. 8,054 8,147,064
5.63%, 12/01/29 ................. 605 577,775
Just Group plc, (U.K. Government Bonds
5 Year Note Generic Bid Yield + 4.27%),
5.00%
(a)(d)(k)
................... GBP 550 609,984
Legal & General Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.38%), 5.63%
(a)(d)(k)
.............. 2,175 2,892,875
Liberty Mutual Group, Inc.
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%),
4.12%, 12/15/51
(b)
.............. USD 11,150 10,508,875
(EUR Swap Annual 5 Year + 3.70%),
3.63%, 05/23/59
(d)
.............. EUR 300 327,727
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 ................. USD 1,175 1,241,673
2.38%, 12/15/31 ................. 160 146,497
NFP Corp.
(b)
4.88%, 08/15/28 ................. 4,486 4,284,130
6.88%, 08/15/28 ................. 15,386 14,693,630
Progressive Corp. (The), 3.00%, 03/15/32 .. 190 184,870
Prudential Financial, Inc.
3.91%, 12/07/47 ................. 265 264,115
3.94%, 12/07/49 ................. 105 106,700
4.35%, 02/25/50 ................. 230 249,682
QBE Insurance Group Ltd., (USD Swap Rate
10 Year + 4.40%), 5.87%, 06/17/46
(a)(d)
.. 677 695,457
Ryan Specialty Group LLC, 4.38%, 02/01/30
(b)
1,083 1,023,435
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%), 4.25%,
12/14/47
(a)(d)
................... EUR 800 914,773
Teachers Insurance & Annuity Association of
America, 4.27%, 05/15/47
(b)
......... USD 475 501,833
Travelers Cos., Inc. (The), 2.55%, 04/27/50 . 260 210,377
141,145,876
Interactive Media & Services — 0.1%
Alphabet, Inc.
1.90%, 08/15/40 ................. 730 595,333

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
2.05%, 08/15/50 ................. USD 335 $ 264,262
J2 Global, Inc., 4.63%, 10/15/30
(b)
....... 2,150 2,047,284
Rackspace Technology Global, Inc., 5.38%,
12/01/28
(b)
.................... 565 490,222
Tencent Holdings Ltd., 3.84%, 04/22/51
(b)
.. 460 400,504
Twitter, Inc.
(b)
3.88%, 12/15/27 ................. 2,971 2,885,584
5.00%, 03/01/30 ................. 4,168 4,147,160
10,830,349
Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 625 478,519
Amazon.com, Inc.
3.15%, 08/22/27 ................. 525 531,733
3.88%, 08/22/37 ................. 1,075 1,137,822
4.05%, 08/22/47 ................. 245 266,508
2.50%, 06/03/50 ................. 360 300,550
3.10%, 05/12/51 ................. 654 613,773
2.70%, 06/03/60 ................. 295 243,629
3.25%, 05/12/61 ................. 895 839,419
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 3,907 3,309,776
Go Daddy Operating Co. LLC
(b)
5.25%, 12/01/27 ................. 1,328 1,334,049
3.50%, 03/01/29 ................. 960 882,691
HSE Finance SARL, 5.63%, 10/15/26
(d)
... EUR 1,101 1,152,512
Match Group Holdings II LLC
(b)
5.00%, 12/15/27 ................. USD 300 298,542
4.63%, 06/01/28 ................. 3,414 3,307,313
5.63%, 02/15/29 ................. 1,965 1,952,247
4.13%, 08/01/30 ................. 1,364 1,278,163
3.63%, 10/01/31 ................. 827 739,698
MercadoLibre, Inc., 2.38%, 01/14/26 ..... 11 10,120
Millennium Escrow Corp., 6.63%, 08/01/26
(b)
350 332,304
Rakuten Group, Inc., (EUR Swap Annual 5 Year
+ 4.74%), 4.25%
(a)(d)(k)
............. EUR 925 884,371
Very Group Funding plc (The), 6.50%,
08/01/26
(d)
.................... GBP 1,418 1,762,167
21,655,906
IT Services — 0.3%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. USD 4,676 4,296,075
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
729 651,303
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
.... 1,306 1,218,315
Banff Merger Sub, Inc., 8.38%, 09/01/26
(d)
.. EUR 720 793,115
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
USD 2,332 2,210,036
Booz Allen Hamilton, Inc.
(b)
3.88%, 09/01/28 ................. 3,231 3,118,852
4.00%, 07/01/29 ................. 4,404 4,300,242
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. 5,124 4,995,900
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 ................. 968 905,080
5.63%, 09/15/28 ................. 1,358 1,239,175
Centurion Bidco SpA, 5.88%, 09/30/26
(d)
... EUR 785 843,467
Cogent Communications Group, Inc., 3.50%,
05/01/26
(b)
.................... USD 370 351,500
Endurance International Group Holdings, Inc.,
6.00%, 02/15/29
(b)
............... 844 727,975
Fiserv, Inc.
3.50%, 07/01/29 ................. 10 9,843
2.65%, 06/01/30 ................. 755 696,821
4.40%, 07/01/49 ................. 225 232,323
Gartner, Inc.
(b)
4.50%, 07/01/28 ................. 4,484 4,467,163
3.63%, 06/15/29 ................. 1,367 1,281,562
3.75%, 10/01/30 ................. 5,203 4,884,316
Security
Par (000)
Par (000) Value
IT Services (continued)
Global Payments, Inc.
1.20%, 03/01/26 ................. USD 955 $ 879,814
3.20%, 08/15/29 ................. 1,300 1,235,017
4.15%, 08/15/49 ................. 205 198,114
International Business Machines Corp.
4.15%, 05/15/39 ................. 600 629,524
4.00%, 06/20/42 ................. 25 25,586
4.25%, 05/15/49 ................. 665 708,207
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... 1,842 1,775,228
Mastercard, Inc.
1.90%, 03/15/31 ................. 230 212,781
3.85%, 03/26/50 ................. 160 169,040
Nexi SpA, 0.00%, 02/24/28
(d)(i)(m)
........ EUR 600 542,538
Northwest Fiber LLC
(b)
4.75%, 04/30/27 ................. USD 1,946 1,847,727
6.00%, 02/15/28 ................. 1,475 1,294,757
PayPal Holdings, Inc.
1.65%, 06/01/25 ................. 455 437,486
3.25%, 06/01/50 ................. 155 141,296
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. 295 290,575
Square, Inc., 3.50%, 06/01/31
(b)
........ 5,697 5,212,755
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 1,215 1,225,631
Twilio, Inc., 3.88%, 03/15/31 .......... 2,329 2,164,846
Unisys Corp., 6.88%, 11/01/27
(b)
........ 490 512,663
United Group BV
(d)
4.88%, 07/01/24 ................. EUR 1,166 1,285,043
4.00%, 11/15/27 ................. 1,411 1,442,289
4.63%, 08/15/28 ................. 142 146,784
5.25%, 02/01/30 ................. 176 181,825
59,782,589
Leisure Products — 0.1%
Mattel, Inc.
5.88%, 12/15/27
(b)
................ USD 4,409 4,612,255
3.75%, 04/01/29
(b)
................ 1,953 1,879,216
6.20%, 10/01/40 ................. 991 1,139,972
5.45%, 11/01/41 ................. 1,769 1,883,100
9,514,543
Life Sciences Tools & Services — 0.1%
(b)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 1,754 1,714,535
3.75%, 03/15/29 ................. 347 327,282
4.00%, 03/15/31 ................. 1,058 993,197
PRA Health Sciences, Inc., 2.88%, 07/15/26 3,341 3,179,162
Syneos Health, Inc., 3.63%, 01/15/29 .... 4,288 3,961,040
10,175,216
Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 360 360,900
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)
.................... 814 765,160
Colfax Corp., 6.38%, 02/15/26
(b)
........ 1,853 1,911,444
Daimler Trucks Finance North America LLC,
2.00%, 12/14/26
(b)
............... 620 577,508
Deere & Co., 3.75%, 04/15/50 ......... 25 26,427
EnPro Industries, Inc., 5.75%, 10/15/26 ... 559 572,178
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 4,018 3,736,419
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(j)
......... 2,542 2,643,680
IMA Industria Macchine Automatiche SpA
(d)
3.75%, 01/15/28 ................. EUR 677 701,187
(EURIBOR 3 Month + 4.00%), 4.00%,
01/15/28
(a)
................... 585 636,620
Manitowoc Co., Inc. (The), 9.00%, 04/01/26
(b)
USD 392 408,734
Meritor, Inc., 4.50%, 12/15/28
(b)
........ 567 568,446

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Machinery (continued)
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
USD 783 $ 741,681
Novafives SAS, 5.00%, 06/15/25
(d)
...... EUR 787 770,498
OT Merger Corp., 7.88%, 10/15/29
(b)
..... USD 877 758,605
Otis Worldwide Corp.
3.11%, 02/15/40 ................. 108 95,049
3.36%, 02/15/50 ................. 10 8,853
Renk AG, 5.75%, 07/15/25
(d)
.......... EUR 709 788,606
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
.................... USD 1,752 1,633,740
Schenck Process Holding GmbH, 5.38%,
06/15/23
(d)
.................... EUR 788 860,828
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
USD 658 679,536
Terex Corp., 5.00%, 05/15/29
(b)
........ 2,325 2,228,443
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 5,875 5,837,841
Titan International, Inc., 7.00%, 04/30/28 .. 2,496 2,504,012
TK Elevator Holdco GmbH
6.63%, 07/15/28
(d)
................ EUR 630 683,905
7.63%, 07/15/28
(b)
................ USD 3,551 3,519,928
TK Elevator Midco GmbH, 4.38%, 07/15/27
(d)
EUR 1,148 1,252,820
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 8,539 8,445,327
Wabash National Corp., 4.50%, 10/15/28
(b)
. 2,282 2,053,800
45,772,175
Marine — 0.0%
(b)
Danaos Corp., 8.50%, 03/01/28 ........ 3,874 4,145,180
Seaspan Corp., 5.50%, 08/01/29 ....... 2,894 2,709,507
6,854,687
Media — 1.5%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
.................... 825 780,805
Altice Financing SA
2.25%, 01/15/25
(d)
................ EUR 1,003 1,056,864
3.00%, 01/15/28
(d)
................ 376 366,078
5.00%, 01/15/28
(b)
................ USD 6,698 6,003,752
4.25%, 08/15/29
(d)
................ EUR 471 463,963
5.75%, 08/15/29
(b)
................ USD 9,083 8,257,219
AMC Networks, Inc.
5.00%, 04/01/24 ................. 266 265,335
4.75%, 08/01/25 ................. 1,561 1,555,459
4.25%, 02/15/29 ................. 940 877,203
Block Communications, Inc., 4.88%, 03/01/28
(b)
1,221 1,178,265
Cable One, Inc., 4.00%, 11/15/30
(b)
...... 1,066 983,087
Charter Communications Operating LLC
4.46%, 07/23/22 ................. 2,670 2,679,789
4.50%, 02/01/24 ................. 655 669,957
2.80%, 04/01/31 ................. 255 229,830
6.38%, 10/23/35 ................. 810 915,082
6.48%, 10/23/45 ................. 1,840 2,094,625
5.75%, 04/01/48 ................. 100 106,313
5.13%, 07/01/49 ................. 905 897,831
3.90%, 06/01/52 ................. 200 168,662
3.85%, 04/01/61 ................. 455 365,802
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 2,352 2,393,160
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 11,633 11,507,247
7.75%, 04/15/28 ................. 4,989 5,015,093
7.50%, 06/01/29 ................. 7,939 7,921,971
Comcast Corp.
3.15%, 03/01/26 ................. 2,725 2,748,691
2.35%, 01/15/27 ................. 300 291,707
4.15%, 10/15/28 ................. 1,232 1,294,609
2.65%, 02/01/30 ................. 225 215,976
4.60%, 10/15/38 ................. 200 221,001
3.75%, 04/01/40 ................. 190 191,256
Security
Par (000)
Par (000) Value
Media (continued)
4.00%, 08/15/47 ................. USD 240 $ 244,849
2.80%, 01/15/51 ................. 1,705 1,437,769
2.89%, 11/01/51
(b)
................ 2,548 2,148,054
CSC Holdings LLC
5.25%, 06/01/24 ................. 4,991 4,997,314
5.50%, 04/15/27
(b)
................ 970 961,512
5.38%, 02/01/28
(b)
................ 4,003 3,885,152
6.50%, 02/01/29
(b)
................ 3,885 3,915,847
5.75%, 01/15/30
(b)
................ 1,015 903,350
4.13%, 12/01/30
(b)
................ 5,763 5,053,373
4.63%, 12/01/30
(b)
................ 7,561 6,323,189
3.38%, 02/15/31
(b)
................ 980 825,650
4.50%, 11/15/31
(b)
................ 2,813 2,521,207
Directv Financing LLC, 5.88%, 08/15/27
(b)
.. 9,171 9,021,971
DISH DBS Corp.
5.88%, 07/15/22 ................. 6,903 6,937,377
5.00%, 03/15/23 ................. 3,957 3,971,008
5.88%, 11/15/24 ................. 1,700 1,695,750
7.75%, 07/01/26 ................. 1,175 1,167,362
5.25%, 12/01/26
(b)
................ 12,489 11,895,773
7.38%, 07/01/28 ................. 1,875 1,776,562
5.75%, 12/01/28
(b)
................ 9,911 9,378,284
5.13%, 06/01/29 ................. 2,119 1,804,519
Fox Corp., 3.05%, 04/07/25 .......... 575 574,701
GCI LLC, 4.75%, 10/15/28
(b)
.......... 2,263 2,209,276
Gray Television, Inc., 7.00%, 05/15/27
(b)
... 505 522,675
Grupo Televisa SAB, 5.25%, 05/24/49 .... 200 218,913
Houghton Mifflin Harcourt Publishers, Inc.,
9.00%, 02/15/25
(b)
............... 150 156,750
iHeartCommunications, Inc.
8.38%, 05/01/27 ................. 239 247,114
5.25%, 08/15/27
(b)
................ 214 211,593
4.75%, 01/15/28
(b)
................ 475 453,625
Interpublic Group of Cos., Inc. (The), 3.38%,
03/01/41 ..................... 180 160,227
Lamar Media Corp., 4.00%, 02/15/30 ..... 958 911,298
LCPR Senior Secured Financing DAC
(b)
6.75%, 10/15/27 ................. 3,161 3,247,295
5.13%, 07/15/29 ................. 3,590 3,427,355
Mav Acquisition Corp., 5.75%, 08/01/28
(b)
.. 300 286,131
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 554 556,310
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
.... 700 708,540
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 2,955 2,888,749
4.25%, 01/15/29 ................. 999 929,320
4.63%, 03/15/30 ................. 85 80,006
Paramount Global
4.38%, 03/15/43 ................. 592 563,436
5.85%, 09/01/43 ................. 229 263,847
4.95%, 05/19/50 ................. 77 80,476
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.00%),
6.38%, 03/30/62
(a)
.............. 5,523 5,575,469
Quebecor Media, Inc., 5.75%, 01/15/23 ... 3,380 3,439,758
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 7,013 6,767,545
6.50%, 09/15/28 ................. 11,919 11,270,904
Scripps Escrow II, Inc., 3.88%, 01/15/29
(b)
.. 128 118,944
SES SA, (EUR Swap Annual 5 Year + 3.19%),
2.88%
(a)(d)(k)
................... EUR 740 757,739
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... USD 2,859 2,549,285
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 4,137 3,911,422

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Media (continued)
5.00%, 08/01/27 ................. USD 1,192 $ 1,189,020
4.00%, 07/15/28 ................. 3,947 3,749,650
5.50%, 07/01/29 ................. 4,612 4,681,180
4.13%, 07/01/30 ................. 78 73,021
3.88%, 09/01/31 ................. 5,585 5,082,350
Spanish Broadcasting System, Inc., 9.75%,
03/01/26
(b)
.................... 264 265,320
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 1,577 1,487,710
Summer BC Bidco B LLC, 5.50%, 10/31/26
(b)
200 192,516
Summer BC Holdco A SARL, 9.25%, 10/31/27
(d)
EUR 631 717,115
Summer BC Holdco B SARL, 5.75%,
10/31/26
(d)
.................... 1,919 2,150,228
Summer BidCo BV
(d)(j)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 .................... 338 371,339
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
................... 754 798,654
TEGNA, Inc.
4.75%, 03/15/26
(b)
................ USD 400 399,792
5.00%, 09/15/29 ................. 1,400 1,403,424
Tele Columbus AG, 3.88%, 05/02/25
(d)
.... EUR 2,143 2,196,495
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... USD 3,600 3,474,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
4,150 4,222,625
Townsquare Media, Inc., 6.88%, 02/01/26
(b)
. 2,244 2,310,983
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. 3,353 3,355,817
6.63%, 06/01/27 ................. 1,333 1,396,317
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
4,428 4,157,316
UPC Holding BV, 5.50%, 01/15/28
(b)
..... 400 395,092
UPCB Finance VII Ltd., 3.63%, 06/15/29
(d)
.. EUR 2,456 2,656,389
Videotron Ltd.
(b)
5.38%, 06/15/24 ................. USD 400 411,120
3.63%, 06/15/29 ................. 1,856 1,720,865
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(d)
............... GBP 567 701,080
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... USD 6,437 6,179,520
VZ Secured Financing BV
3.50%, 01/15/32
(d)
................ EUR 1,019 1,034,833
5.00%, 01/15/32
(b)
................ USD 800 748,000
Ziggo Bond Co. BV
(b)
6.00%, 01/15/27 ................. 783 787,894
5.13%, 02/28/30 ................. 2,165 2,014,814
Ziggo BV, 4.88%, 01/15/30
(b)
.......... 2,968 2,795,055
258,790,741
Metals & Mining — 0.7%
ABJA Investment Co. Pte. Ltd., 5.95%,
07/31/24
(d)
.................... 3,359 3,497,559
Alcoa Nederland Holding BV
(b)
6.13%, 05/15/28 ................. 800 838,000
4.13%, 03/31/29 ................. 1,100 1,077,923
Allegheny Technologies, Inc.
5.88%, 12/01/27 ................. 25 24,982
4.88%, 10/01/29 ................. 769 728,774
5.13%, 10/01/31 ................. 867 813,012
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... 1,245 1,158,846
Antofagasta plc, 2.38%, 10/14/30
(b)
...... 1,540 1,357,414
Arconic Corp.
(b)
6.00%, 05/15/25 ................. 1,922 1,966,206
6.13%, 02/15/28 ................. 4,386 4,400,759
Barrick North America Finance LLC, 5.75%,
05/01/43 ..................... 30 36,558
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43 41 48,623
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Big River Steel LLC, 6.63%, 01/31/29
(b)
... USD 9,547 $ 10,016,903
Carpenter Technology Corp., 7.63%, 03/15/30 2,657 2,720,529
Cleveland-Cliffs, Inc.
(b)
9.88%, 10/17/25 ................. 1,322 1,474,030
4.63%, 03/01/29 ................. 200 197,259
Commercial Metals Co.
4.13%, 01/15/30 ................. 563 525,701
4.38%, 03/15/32 ................. 1,677 1,557,514
Constellium SE
4.25%, 02/15/26
(d)
................ EUR 400 441,509
5.88%, 02/15/26
(b)
................ USD 4,305 4,305,000
5.63%, 06/15/28
(b)
................ 1,468 1,474,180
3.75%, 04/15/29
(b)
................ 5,323 4,777,393
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 1,269 1,236,323
FMG Resources August 2006 Pty. Ltd.
(b)
5.13%, 05/15/24 ................. 545 555,436
4.50%, 09/15/27 ................. 595 584,314
Fresnillo plc, 4.25%, 10/02/50
(b)
........ 3,085 2,709,594
Glencore Funding LLC, 2.63%, 09/23/31
(b)
.. 705 630,629
Gold Fields Orogen Holdings BVI Ltd., 5.13%,
05/15/24
(b)
.................... 4,309 4,386,562
Industrias Penoles SAB de CV, 4.75%,
08/06/50
(b)
.................... 1,835 1,670,194
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
.................... 3,824 4,139,480
JSW Steel Ltd., 5.95%, 04/18/24
(d)
...... 630 637,875
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 ................. 952 894,271
4.50%, 06/01/31 ................. 792 714,059
Metalloinvest Finance DAC, 3.38%, 10/22/28
(b)
5,464 1,092,800
Mineral Resources Ltd., 8.13%, 05/01/27
(b)
. 1,115 1,152,631
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 5,149 5,342,087
Newmont Corp.
2.80%, 10/01/29 ................. 235 224,788
5.45%, 06/09/44 ................. 200 237,394
Nexa Resources SA, 5.38%, 05/04/27
(b)
... 3,557 3,610,355
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 3,515 3,357,809
4.75%, 01/30/30 ................. 7,581 7,360,127
3.88%, 08/15/31 ................. 4,048 3,702,544
Nucor Corp.
2.00%, 06/01/25 ................. 205 198,437
2.98%, 12/15/55 ................. 75 61,966
Periama Holdings LLC, 5.95%, 04/19/26
(d)
.. 4,374 4,437,423
Southern Copper Corp., 5.88%, 04/23/45 .. 150 182,625
Steel Dynamics, Inc.
2.40%, 06/15/25 ................. 95 91,834
1.65%, 10/15/27 ................. 535 485,779
3.25%, 10/15/50 ................. 410 350,358
SunCoke Energy, Inc., 4.88%, 06/30/29
(b)
.. 2,090 1,970,389
Taseko Mines Ltd., 7.00%, 02/15/26
(b)
.... 3,357 3,456,871
thyssenkrupp AG, 2.88%, 02/22/24
(d)
..... EUR 962 1,061,237
United States Steel Corp., 6.88%, 03/01/29 . USD 7,640 7,945,600
Vedanta Resources Finance II plc
13.88%, 01/21/24
(d)
............... 2,175 2,275,594
8.95%, 03/11/25
(b)
................ 639 619,830
8.95%, 03/11/25
(d)
................ 2,627 2,548,190
Vedanta Resources Ltd.
7.13%, 05/31/23
(d)
................ 2,080 1,964,040
Warrior Met Coal, Inc., 7.88%, 12/01/28
(b)
.. 1,355 1,424,444
116,752,563

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
New Residential Investment Corp., 6.25%,
10/15/25
(b)
.................... USD 100 $ 96,000
Starwood Property Trust, Inc.
5.50%, 11/01/23
(b)
................ 217 220,700
4.75%, 03/15/25 ................. 550 556,864
3.63%, 07/15/26
(b)
................ 515 491,758
4.38%, 01/15/27
(b)
................ 862 836,140
2,201,462
Multiline Retail — 0.0%
Golden Eagle Retail Group Ltd., 4.63%,
05/21/23
(b)
.................... 430 408,312
Macy's Retail Holdings LLC
5.88%, 04/01/29
(b)
................ 590 588,525
5.88%, 03/15/30
(b)
................ 503 496,215
6.13%, 03/15/32
(b)
................ 583 575,712
5.13%, 01/15/42 ................. 125 100,938
4.30%, 02/15/43 ................. 325 243,919
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. 2,850 2,926,950
Nordstrom, Inc., 5.00%, 01/15/44 ....... 1,050 940,159
6,280,730
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co., 3.75%,
11/15/23 ..................... 825 838,251
CMS Energy Corp., 4.88%, 03/01/44 ..... 200 220,900
Consumers Energy Co., 3.25%, 08/15/46 .. 775 712,234
Dominion Energy, Inc.
3.90%, 10/01/25 ................. 1,120 1,142,416
Series C, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.20%),
4.35%
(a)(k)
.................... 10,005 9,675,435
Series C, 2.25%, 08/15/31 .......... 300 270,225
NiSource, Inc.
3.60%, 05/01/30 ................. 400 396,680
3.95%, 03/30/48 ................. 490 468,486
San Diego Gas & Electric Co., 2.95%, 08/15/51 350 307,449
Sempra Energy
3.40%, 02/01/28 ................. 1,075 1,071,408
3.70%, 04/01/29 ................. 140 140,678
3.80%, 02/01/38 ................. 825 809,110
16,053,272
Oil, Gas & Consumable Fuels — 3.0%
Adani Green Energy UP Ltd., 6.25%,
12/10/24
(d)
.................... 700 714,131
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 2,889 2,997,915
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 1,634 1,664,049
5.75%, 01/15/28 ................. 732 747,555
5.38%, 06/15/29 ................. 2,488 2,485,462
Antero Resources Corp.
(b)
8.38%, 07/15/26 ................. 133 146,633
7.63%, 02/01/29 ................. 1,967 2,126,189
5.38%, 03/01/30 ................. 258 263,482
Apache Corp.
4.25%, 01/15/30 ................. 1,467 1,478,758
5.10%, 09/01/40 ................. 4,438 4,471,285
5.25%, 02/01/42 ................. 599 596,005
5.35%, 07/01/49 ................. 1,170 1,126,125
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 4,716 6,460,920
8.25%, 12/31/28 ................. 130 136,565
5.88%, 06/30/29 ................. 2,108 2,082,894
Athabasca Oil Corp., 9.75%, 11/01/26
(b)
... 495 527,175
Azure Power Energy Ltd., 3.58%, 08/19/26
(b)
1,446 1,362,431
Baytex Energy Corp., 8.75%, 04/01/27
(b)
... 550 589,875
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Berry Petroleum Co. LLC, 7.00%, 02/15/26
(b)
USD 1,200 $ 1,185,000
Bonanza Creek Energy, Inc., 5.00%, 10/15/26
(b)
1,167 1,156,824
BP Capital Markets America, Inc.
3.19%, 04/06/25 ................. 730 735,247
3.02%, 01/16/27 ................. 582 580,414
3.59%, 04/14/27 ................. 732 742,835
4.23%, 11/06/28 ................. 758 796,000
3.63%, 04/06/30 ................. 530 539,679
1.75%, 08/10/30 ................. 60 53,065
3.06%, 06/17/41 ................. 1,025 918,477
BP Capital Markets plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.40%), 4.88%
(a)(k)
.............. 20,125 20,175,312
Buckeye Partners LP
4.13%, 03/01/25
(b)
................ 318 313,608
5.85%, 11/15/43 ................. 1,712 1,459,377
5.60%, 10/15/44 ................. 978 819,848
California Resources Corp., 7.13%, 02/01/26
(b)
825 857,810
Callon Petroleum Co.
6.13%, 10/01/24 ................. 1,545 1,537,275
9.00%, 04/01/25
(b)
................ 6,076 6,440,560
8.25%, 07/15/25 ................. 375 378,750
6.38%, 07/01/26 ................. 507 504,148
8.00%, 08/01/28
(b)
................ 6,355 6,699,250
Calumet Specialty Products Partners LP,
9.25%, 07/15/24
(b)
............... 200 213,500
Cameron LNG LLC, 3.30%, 01/15/35
(b)
.... 565 531,001
Cenovus Energy, Inc., 3.75%, 02/15/52 ... 390 348,770
Centennial Resource Production LLC
(b)
5.38%, 01/15/26 ................. 1,548 1,501,560
6.88%, 04/01/27 ................. 1,925 1,934,817
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. 995 1,050,156
5.13%, 06/30/27 ................. 1,165 1,241,805
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 3,843 3,862,215
4.00%, 03/01/31 ................. 4,304 4,172,255
3.25%, 01/31/32
(b)
................ 5,318 4,835,604
Cheniere Energy, Inc., 4.63%, 10/15/28 ... 18,461 18,522,844
Chesapeake Energy Corp.
(b)
5.50%, 02/01/26 ................. 60 61,445
5.88%, 02/01/29 ................. 71 73,307
6.75%, 04/15/29 ................. 4,805 5,089,144
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 ................. 1,719 1,729,744
6.38%, 06/15/26 ................. 2,934 2,952,103
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
706 661,148
CNX Resources Corp.
(b)
7.25%, 03/14/27 ................. 1,700 1,798,872
6.00%, 01/15/29 ................. 562 567,620
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 ................. 1,517 1,617,137
5.88%, 07/01/29 ................. 4,170 4,299,062
Comstock Resources, Inc.
(b)
7.50%, 05/15/25 ................. 1,671 1,696,065
6.75%, 03/01/29 ................. 4,054 4,182,025
5.88%, 01/15/30 ................. 4,058 3,998,348
ConocoPhillips Co., 3.80%, 03/15/52 ..... 365 371,398
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27
(b)
................ 1,036 988,962
4.50%, 02/09/27
(d)
................ 1,931 1,844,179
Coterra Energy, Inc., 3.90%, 05/15/27
(b)
... 155 156,129
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 5,163 5,072,131
Crescent Energy Finance LLC, 7.25%,
05/01/26
(b)
.................... 5,919 5,946,583

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Crestwood Midstream Partners LP
5.75%, 04/01/25 ................. USD 475 $ 477,221
5.63%, 05/01/27
(b)
................ 1,548 1,533,820
6.00%, 02/01/29
(b)
................ 1,635 1,628,869
8.00%, 04/01/29
(b)
................ 1,564 1,669,382
CrownRock LP
(b)
5.63%, 10/15/25 ................. 7,169 7,306,896
5.00%, 05/01/29 ................. 160 160,000
Cullinan Holdco SCSp, 4.63%, 10/15/26
(d)
.. EUR 599 623,084
DCP Midstream Operating LP
3.88%, 03/15/23 ................. USD 300 300,018
5.38%, 07/15/25 ................. 645 665,066
6.45%, 11/03/36
(b)
................ 1,578 1,818,251
6.75%, 09/15/37
(b)
................ 4,497 5,272,732
(LIBOR USD 3 Month + 3.85%), 5.85%,
05/21/43
(a)(b)
.................. 375 348,919
5.60%, 04/01/44 ................. 350 367,766
Delek Logistics Partners LP, 7.13%, 06/01/28
(b)
1,350 1,323,000
Devon Energy Corp.
8.25%, 08/01/23 ................. 286 302,916
5.25%, 10/15/27 ................. 1,070 1,109,299
4.50%, 01/15/30 ................. 500 515,968
4.75%, 05/15/42 ................. 323 341,319
Diamondback Energy, Inc.
3.50%, 12/01/29 ................. 1,445 1,431,368
3.13%, 03/24/31 ................. 269 256,909
4.25%, 03/15/52 ................. 200 197,669
DT Midstream, Inc.
(b)
4.13%, 06/15/29 ................. 3,337 3,199,532
4.38%, 06/15/31 ................. 4,315 4,131,613
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 ................. 3,752 3,583,160
4.39%, 11/30/46 ................. 5,385 5,034,975
Enbridge, Inc.
4.00%, 10/01/23 ................. 500 507,769
0.55%, 10/04/23 ................. 355 344,035
2.50%, 01/15/25 ................. 1,040 1,021,830
4.25%, 12/01/26 ................. 500 518,148
3.70%, 07/15/27 ................. 144 145,878
3.13%, 11/15/29 ................. 425 411,865
4.50%, 06/10/44 ................. 30 30,346
Series 16-A, (LIBOR USD 3 Month +
3.89%), 6.00%, 01/15/77
(a)
........ 13,675 14,017,056
Encino Acquisition Partners Holdings LLC,
8.50%, 05/01/28
(b)
............... 300 308,787
Endeavor Energy Resources LP, 6.63%,
07/15/25
(b)
.................... 700 726,250
Energean Israel Finance Ltd., 4.50%,
03/30/24
(b)(d)
................... 3,470 3,427,492
Energy Transfer LP
5.00%, 10/01/22 ................. 300 302,422
5.88%, 01/15/24 ................. 3,740 3,896,370
4.90%, 02/01/24 ................. 245 251,511
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.69%),
6.50%
(a)(k)
.................... 4,948 4,862,895
5.25%, 04/15/29 ................. 270 288,119
5.95%, 10/01/43 ................. 220 234,798
5.15%, 03/15/45 ................. 1,250 1,261,473
5.40%, 10/01/47 ................. 200 209,386
6.00%, 06/15/48 ................. 495 548,706
6.25%, 04/15/49 ................. 1,735 1,990,871
5.00%, 05/15/50 ................. 100 101,184
EnLink Midstream LLC
5.63%, 01/15/28
(b)
................ 1,992 2,031,840
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.38%, 06/01/29 ................. USD 1,840 $ 1,835,400
EnLink Midstream Partners LP
4.40%, 04/01/24 ................. 1,979 2,004,839
4.15%, 06/01/25 ................. 1,083 1,079,242
4.85%, 07/15/26 ................. 1,641 1,641,000
5.60%, 04/01/44 ................. 1,173 1,011,712
5.05%, 04/01/45 ................. 466 376,295
5.45%, 06/01/47 ................. 427 359,748
Enterprise Products Operating LLC
6.45%, 09/01/40 ................. 150 186,908
4.85%, 08/15/42 ................. 105 111,239
4.45%, 02/15/43 ................. 1,130 1,137,981
4.85%, 03/15/44 ................. 5 5,297
4.80%, 02/01/49 ................. 575 613,291
4.20%, 01/31/50 ................. 930 922,814
3.30%, 02/15/53 ................. 240 204,759
EOG Resources, Inc., 4.95%, 04/15/50 ... 70 85,673
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 1,589 1,620,852
4.13%, 12/01/26 ................. 178 170,885
6.50%, 07/01/27
(b)
................ 4,017 4,195,917
4.50%, 01/15/29
(b)
................ 921 861,135
4.75%, 01/15/31
(b)
................ 3,573 3,340,755
6.50%, 07/15/48 ................. 240 231,600
Exxon Mobil Corp., 3.45%, 04/15/51 ..... 560 542,861
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(d)
.................... 5,071 4,576,577
Genesis Energy LP
6.50%, 10/01/25 ................. 1,078 1,063,232
8.00%, 01/15/27 ................. 600 617,223
7.75%, 02/01/28 ................. 840 844,456
Global Partners LP
7.00%, 08/01/27 ................. 400 400,000
6.88%, 01/15/29 ................. 2,820 2,786,935
GNL Quintero SA, 4.63%, 07/31/29
(d)
..... 3,164 3,202,456
Great Western Petroleum LLC, 12.00%,
09/01/25
(b)
.................... 194 216,310
Greenko Solar Mauritius Ltd., 5.95%,
07/29/26
(d)
.................... 5,565 5,606,737
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 333 342,039
Harbour Energy plc, 5.50%, 10/15/26
(b)
.... 1,178 1,163,275
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 569 581,165
Hess Corp.
4.30%, 04/01/27 ................. 955 979,909
5.60%, 02/15/41 ................. 925 1,039,375
5.80%, 04/01/47 ................. 300 356,932
Hess Midstream Operations LP
(b)
5.63%, 02/15/26 ................. 885 907,966
5.13%, 06/15/28 ................. 500 499,672
4.25%, 02/15/30 ................. 3,305 3,118,598
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 448 450,240
6.00%, 02/01/31 ................. 710 711,775
Holly Energy Partners LP, 5.00%, 02/01/28
(b)
1,900 1,802,606
HollyFrontier Corp., 2.63%, 10/01/23 ..... 885 875,963
Howard Midstream Energy Partners LLC,
6.75%, 01/15/27
(b)
............... 770 754,600
HPCL-Mittal Energy Ltd., 5.25%, 04/28/27
(d)
. 700 670,250
India Green Energy Holdings
5.38%, 04/29/24
(b)
................ 2,183 2,199,591
5.38%, 04/29/24
(d)
................ 1,695 1,707,882
Ithaca Energy North Sea plc, 9.00%, 07/15/26
(b)
250 256,250
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 3,147 2,906,947
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
.................... 1,535 1,270,212

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP
6.95%, 01/15/38 ................. USD 286 $ 357,660
6.38%, 03/01/41 ................. 75 87,889
5.40%, 09/01/44 ................. 850 914,998
Kinder Morgan, Inc.
3.15%, 01/15/23 ................. 2,105 2,116,098
5.55%, 06/01/45 ................. 1,175 1,313,584
Laredo Petroleum, Inc., 7.75%, 07/31/29
(b)
. 1,380 1,388,680
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)(d)
.. 4,016 4,055,432
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 600 611,190
Marathon Oil Corp., 4.40%, 07/15/27 ..... 985 1,015,430
Marathon Petroleum Corp., 4.75%, 09/15/44 49 49,823
Matador Resources Co., 5.88%, 09/15/26 .. 8,384 8,537,427
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26
(d)
2,590 2,615,900
Medco Platinum Road Pte. Ltd., 6.75%,
01/30/25
(d)
.................... 798 800,145
MEG Energy Corp.
(b)
6.50%, 01/15/25 ................. 151 153,454
5.88%, 02/01/29 ................. 1,310 1,328,012
Mongolian Mining Corp., 9.25%, 04/15/24
(d)
. 1,800 1,294,087
MPLX LP
1.75%, 03/01/26 ................. 1,160 1,086,954
4.25%, 12/01/27 ................. 790 815,885
4.00%, 03/15/28 ................. 425 432,324
Murphy Oil Corp.
6.88%, 08/15/24 ................. 134 135,005
5.75%, 08/15/25 ................. 559 569,643
5.88%, 12/01/27 ................. 1,175 1,195,563
6.37%, 12/01/42
(e)
................ 150 143,769
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
1,768 1,777,706
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 7,268 7,310,954
6.50%, 09/30/26 ................. 7,917 7,843,926
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
2,203 2,167,069
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
.... 1,007 1,263,812
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
8,702 9,065,918
NuStar Logistics LP
5.75%, 10/01/25 ................. 752 766,100
6.00%, 06/01/26 ................. 2,322 2,348,111
6.38%, 10/01/30 ................. 47 47,636
Oasis Petroleum, Inc., 6.38%, 06/01/26
(b)
.. 4,032 4,132,800
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 431 462,786
5.50%, 12/01/25 ................. 1,091 1,148,060
5.55%, 03/15/26 ................. 320 339,200
8.50%, 07/15/27 ................. 380 449,813
6.38%, 09/01/28 ................. 705 794,006
3.50%, 08/15/29 ................. 1,750 1,723,750
8.88%, 07/15/30 ................. 1,484 1,903,230
6.63%, 09/01/30 ................. 5,743 6,590,093
6.13%, 01/01/31 ................. 150 168,750
6.45%, 09/15/36 ................. 2,200 2,584,307
6.20%, 03/15/40 ................. 3,254 3,611,940
4.50%, 07/15/44 ................. 753 719,593
6.60%, 03/15/46 ................. 546 641,550
4.40%, 04/15/46 ................. 1,627 1,545,650
4.20%, 03/15/48 ................. 470 439,450
4.40%, 08/15/49 ................. 627 589,380
OQ SAOC, 5.13%, 05/06/28
(b)
......... 5,181 5,113,971
Parkland Corp., 5.88%, 07/15/27
(b)
...... 2,224 2,218,440
Parsley Energy LLC, 5.63%, 10/15/27
(b)
... 420 434,070
PBF Holding Co. LLC
9.25%, 05/15/25
(b)
................ 1,675 1,725,619
7.25%, 06/15/25 ................. 500 453,555
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.00%, 02/15/28 ................. USD 1,240 $ 996,377
PDC Energy, Inc.
6.13%, 09/15/24 ................. 568 574,952
5.75%, 05/15/26 ................. 1,930 1,956,518
Penn Virginia Escrow LLC, 9.25%, 08/15/26
(b)
750 791,100
Pioneer Natural Resources Co.
0.55%, 05/15/23 ................. 580 567,093
1.13%, 01/15/26 ................. 310 287,491
2.15%, 01/15/31 ................. 755 680,391
Plains All American Pipeline LP, 4.30%,
01/31/43 ..................... 430 380,722
Puma International Financing SA
5.13%, 10/06/24
(d)
................ 1,375 1,306,250
5.13%, 10/06/24
(b)
................ 350 332,500
5.00%, 01/24/26
(b)
................ 550 518,650
Range Resources Corp.
5.00%, 03/15/23 ................. 500 503,500
4.88%, 05/15/25 ................. 922 933,217
4.75%, 02/15/30
(b)
................ 803 797,524
ReNew Power Pvt Ltd., 5.88%, 03/05/27
(d)
.. 4,035 3,947,440
Repsol International Finance BV
(a)(d)
(EUR Swap Annual 5 Year + 4.00%),
3.75%
(k)
..................... EUR 550 613,001
(EUR Swap Annual 5 Year + 4.41%),
4.25%
(k)
..................... 467 518,528
(EUR Swap Annual 10 Year + 4.20%),
4.50%, 03/25/75 ............... 300 345,150
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. USD 2,808 2,810,597
Rubis Terminal Infra SAS, 5.63%, 05/15/25
(d)
EUR 1,313 1,488,819
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 ................. USD 975 1,020,472
5.63%, 03/01/25 ................. 1,105 1,168,315
Santos Finance Ltd., 5.25%, 03/13/29
(d)
... 1,100 1,145,120
SM Energy Co.
10.00%, 01/15/25
(b)
............... 6,636 7,244,256
5.63%, 06/01/25 ................. 421 420,474
6.75%, 09/15/26 ................. 712 732,132
6.63%, 01/15/27 ................. 393 402,888
6.50%, 07/15/28 ................. 2,480 2,559,186
Southwestern Energy Co.
5.95%, 01/23/25
(e)
................ 309 323,032
7.75%, 10/01/27 ................. 175 185,281
8.38%, 09/15/28 ................. 270 296,325
5.38%, 02/01/29 ................. 4,471 4,526,887
4.75%, 02/01/32 ................. 1,289 1,287,389
Spectra Energy Partners LP, 5.95%, 09/25/43 100 121,063
Summit Midstream Holdings LLC, 8.50%,
10/15/26
(b)
.................... 1,496 1,426,481
Sunoco LP
6.00%, 04/15/27 ................. 1,460 1,487,375
5.88%, 03/15/28 ................. 911 920,110
4.50%, 05/15/29 ................. 1,515 1,429,304
Tallgrass Energy Partners LP
(b)
7.50%, 10/01/25 ................. 265 279,048
6.00%, 03/01/27 ................. 482 480,147
5.50%, 01/15/28 ................. 295 285,412
6.00%, 12/31/30 ................. 1,094 1,061,563
6.00%, 09/01/31 ................. 895 861,661
Talos Production, Inc., 12.00%, 01/15/26 .. 1,100 1,190,717
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
6,828 7,067,799
TerraForm Power Operating LLC
(b)
4.25%, 01/31/23 ................. 229 228,427
5.00%, 01/31/28 ................. 1,080 1,075,410
4.75%, 01/15/30 ................. 986 961,646

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
TotalEnergies Capital International SA, 3.13%,
05/29/50 ..................... USD 194 $ 176,992
UGI International LLC, 2.50%, 12/01/29
(d)
.. EUR 410 382,807
Valero Energy Corp.
2.85%, 04/15/25 ................. USD 153 151,169
4.35%, 06/01/28 ................. 370 384,007
4.00%, 06/01/52 ................. 90 84,582
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 6,172 5,999,986
4.13%, 08/15/31 ................. 5,825 5,715,199
3.88%, 11/01/33 ................. 12,572 12,021,975
Viper Energy Partners LP, 5.38%, 11/01/27
(b)
800 814,888
Western Midstream Operating LP
4.75%, 08/15/28 ................. 256 264,225
4.55%, 02/01/30
(e)
................ 2,827 2,812,865
5.45%, 04/01/44 ................. 2,063 2,091,387
5.30%, 03/01/48 ................. 3,936 3,896,640
5.50%, 08/15/48 ................. 856 845,300
5.75%, 02/01/50
(e)
................ 8,490 8,277,750
Williams Cos., Inc. (The)
3.70%, 01/15/23 ................. 960 966,116
4.55%, 06/24/24 ................. 1,425 1,463,818
510,966,659
Paper & Forest Products — 0.0%
Georgia-Pacific LLC, 1.75%, 09/30/25
(b)
... 187 177,422
Louisiana-Pacific Corp., 3.63%, 03/15/29
(b)
. 1,300 1,202,799
Pearl Merger Sub, Inc., 6.75%, 10/01/28
(b)
.. 3,337 3,344,036
Resolute Forest Products, Inc., 4.88%,
03/01/26
(b)
.................... 1,080 1,039,181
Schweitzer-Mauduit International, Inc., 6.88%,
10/01/26
(b)
.................... 300 283,560
Suzano Austria GmbH
2.50%, 09/15/28 ................. 390 350,532
Series DM3N, 3.13%, 01/15/32 ....... 2,435 2,157,532
8,555,062
Personal Products — 0.1%
Coty, Inc.
3.88%, 04/15/26
(d)
................ EUR 1,299 1,395,704
4.75%, 04/15/26
(d)
................ 600 634,777
5.00%, 04/15/26
(b)
................ USD 1,130 1,100,338
6.50%, 04/15/26
(b)
................ 500 497,140
4.75%, 01/15/29
(b)
................ 1,143 1,066,551
GSK Consumer Healthcare Capital US LLC,
3.63%, 03/24/32
(b)
............... 1,325 1,323,755
Herbalife Nutrition Ltd., 7.88%, 09/01/25
(b)
.. 800 820,000
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
... 2,137 1,907,272
8,745,537
Pharmaceuticals — 0.6%
Almirall SA, 2.13%, 09/30/26
(d)
......... EUR 381 404,027
Astrazeneca Finance LLC, 2.25%, 05/28/31 . USD 155 144,327
Bausch Health Americas, Inc.
(b)
9.25%, 04/01/26 ................. 800 819,328
8.50%, 01/31/27 ................. 4,926 4,912,552
Bausch Health Cos., Inc.
(b)
6.13%, 04/15/25 ................. 1,654 1,668,472
5.50%, 11/01/25 ................. 1,125 1,115,156
9.00%, 12/15/25 ................. 6,400 6,630,880
6.13%, 02/01/27 ................. 1,603 1,613,163
5.75%, 08/15/27 ................. 235 231,557
7.00%, 01/15/28 ................. 1,521 1,361,721
5.00%, 01/30/28 ................. 1,070 881,220
5.00%, 02/15/29 ................. 1,202 936,364
6.25%, 02/15/29 ................. 2,382 1,953,240
7.25%, 05/30/29 ................. 5,147 4,390,031
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
5.25%, 02/15/31 ................. USD 260 $ 202,374
Bayer US Finance II LLC, 4.25%, 12/15/25
(b)
1,525 1,550,597
Bristol-Myers Squibb Co.
2.90%, 07/26/24 ................. 332 334,463
3.40%, 07/26/29 ................. 25 25,445
2.95%, 03/15/32 ................. 31 30,325
3.70%, 03/15/52 ................. 460 462,272
3.90%, 03/15/62 ................. 230 231,247
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27
(b)
................ 3,091 3,127,041
2.38%, 03/01/28
(d)
................ EUR 1,258 1,299,763
3.13%, 02/15/29
(b)
................ USD 1,049 953,452
3.50%, 04/01/30
(b)
................ 4,209 3,840,712
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28
(d)
................ EUR 692 755,987
5.50%, 01/15/28
(b)
................ USD 2,250 2,176,852
Elanco Animal Health, Inc., 6.40%, 08/28/28
(e)
680 729,314
Embecta Corp.
(b)
5.00%, 02/15/30 ................. 1,373 1,295,020
6.75%, 02/15/30 ................. 1,236 1,239,090
Endo DAC
(b)
5.88%, 10/15/24 ................. 400 377,000
9.50%, 07/31/27 ................. 4,883 4,284,833
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29
(b)
.................... 3,516 3,208,350
Gruenenthal GmbH
(d)
3.63%, 11/15/26 ................. EUR 558 611,115
4.13%, 05/15/28 ................. 1,423 1,530,903
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... USD 3,967 3,843,031
Merck & Co., Inc.
3.40%, 03/07/29 ................. 155 158,514
2.15%, 12/10/31 ................. 760 702,948
2.75%, 12/10/51 ................. 325 283,088
Nidda BondCo GmbH
(d)
5.00%, 09/30/25 ................. EUR 400 399,657
7.25%, 09/30/25 ................. 226 236,847
Nidda Healthcare Holding GmbH
3.50%, 09/30/24
(d)
................ 2,411 2,551,792
Organon & Co.
(b)
4.13%, 04/30/28 ................. USD 5,830 5,554,270
5.13%, 04/30/31 ................. 5,695 5,495,675
P&L Development LLC, 7.75%, 11/15/25
(b)
.. 2,297 2,113,240
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
9,800 9,144,870
Pfizer, Inc.
3.45%, 03/15/29 ................. 240 246,856
2.55%, 05/28/40 ................. 245 219,111
4.30%, 06/15/43 ................. 155 170,787
Roche Holdings, Inc., 2.61%, 12/13/51
(b)
... 935 809,876
Rossini SARL, 6.75%, 10/30/25
(d)
....... EUR 1,212 1,372,417
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 ................. USD 1,088 1,114,837
3.18%, 07/09/50 ................. 1,747 1,528,255
Teva Pharmaceutical Finance Netherlands II
BV
6.00%, 01/31/25 ................. EUR 1,100 1,271,482
4.50%, 03/01/25 ................. 700 778,876
3.75%, 05/09/27 ................. 440 458,397
1.63%, 10/15/28
(d)
................ 300 271,370
4.38%, 05/09/30 ................. 359 369,170
Teva Pharmaceutical Finance Netherlands III
BV
6.00%, 04/15/24 ................. USD 1,400 1,431,570
7.13%, 01/31/25 ................. 200 209,140
96,064,269

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Professional Services — 0.1%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
.. USD 696 $ 644,705
ASGN, Inc., 4.63%, 05/15/28
(b)
......... 1,019 993,067
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... 4,167 3,928,648
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
.................... 4,861 4,569,340
House of Finance NV (The), 4.38%, 07/15/26
(d)
EUR 500 540,715
Korn Ferry, 4.63%, 12/15/27
(b)
......... USD 1,965 1,916,602
La Financiere Atalian SASU, 5.13%, 05/15/25
(d)
EUR 1,471 1,447,575
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... USD 1,874 1,846,527
15,887,179
Real Estate Management & Development — 0.7%
ADLER Group SA
(d)
3.25%, 08/05/25 ................. EUR 1,000 968,743
2.75%, 11/13/26 ................. 1,000 922,827
2.25%, 01/14/29 ................. 300 269,479
Aedas Homes Opco SLU, 4.00%, 08/15/26
(d)
429 465,137
Agile Group Holdings Ltd., 5.75%, 01/02/25
(d)
USD 6,052 1,997,160
Alam Sutera Realty Tbk. PT, 8.00%, (8.00%
Cash or 6.25% PIK), 05/02/24
(j)
....... 407 264,550
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
.................... 4,380 4,139,100
Aroundtown SA, (EUR Swap Annual 5 Year +
3.98%), 3.38%
(a)(d)(k)
.............. EUR 1,100 1,194,059
Celulosa Arauco y Constitucion SA, 3.88%,
11/02/27 ..................... USD 325 328,514
Central China Real Estate Ltd.
(d)
7.90%, 11/07/23 ................. 557 256,220
7.25%, 08/13/24 ................. 498 214,140
China Aoyuan Group Ltd.
(d)(f)(l)
6.35%, 02/08/24 ................. 6,938 1,110,080
5.98%, 08/18/25 ................. 1,900 304,000
China Evergrande Group
(d)(f)(l)
11.50%, 01/22/23 ................ 4,595 574,375
10.00%, 04/11/23 ................ 3,674 459,250
7.50%, 06/28/23 ................. 1,500 183,750
12.00%, 01/22/24 ................ 3,281 410,125
10.50%, 04/11/24 ................ 930 116,250
China SCE Group Holdings Ltd.
(d)
7.25%, 04/19/23 ................. 1,810 1,325,033
7.38%, 04/09/24 ................. 3,699 2,044,391
CIFI Holdings Group Co. Ltd.
(d)
6.00%, 07/16/25 ................. 3,272 2,699,400
5.25%, 05/13/26 ................. 4,815 3,852,000
Citycon OYJ, (EUR Swap Annual 5 Year +
4.71%), 4.50%
(a)(d)(k)
.............. EUR 600 617,288
Country Garden Holdings Co. Ltd.
(d)
6.15%, 09/17/25 ................. USD 2,061 1,576,665
4.20%, 02/06/26 ................. 1,982 1,476,590
4.80%, 08/06/30 ................. 2,076 1,401,300
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(d)
............... EUR 600 645,384
DIC Asset AG, 2.25%, 09/22/26
(d)
....... 900 871,172
Easy Tactic Ltd.
(d)
8.13%, 02/27/23 ................. USD 1,530 328,950
8.63%, 02/27/24 ................. 885 185,850
8.63%, 03/05/24 ................. 1,257 257,685
8.13%, 07/11/24 ................. 1,030 211,150
Fantasia Holdings Group Co. Ltd.
(d)(f)(l)
15.00%, 12/18/21 ................ 1,735 234,225
11.75%, 04/17/22 ................ 2,039 275,265
7.95%, 07/05/22 ................. 1,650 222,750
12.25%, 10/18/22 ................ 3,269 441,315
10.88%, 01/09/23 ................ 1,345 181,575
11.88%, 06/01/23 ................ 1,500 210,000
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
9.25%, 07/28/23 ................. USD 3,540 $ 507,326
9.88%, 10/19/23 ................. 2,640 374,220
Fastighets AB Balder, (EUR Swap Annual 5
Year + 3.19%), 2.87%, 06/02/81
(a)(d)
.... EUR 1,025 992,216
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
USD 4,450 4,553,685
Forestar Group, Inc., 3.85%, 05/15/26
(b)
... 1,201 1,119,932
Global Prime Capital Pte. Ltd., 5.95%,
01/23/25
(d)
.................... 5,656 5,373,200
Greystar Real Estate Partners LLC, 5.75%,
12/01/25
(b)
.................... 370 372,775
Heimstaden Bostad AB
(a)(d)(k)
(EUR Swap Annual 5 Year + 3.91%), 3.38% EUR 450 453,119
(EUR Swap Annual 5 Year + 3.15%), 2.63% 1,275 1,191,507
(EUR Swap Annual 5 Year + 3.27%), 3.00% 850 787,384
Howard Hughes Corp. (The)
(b)
5.38%, 08/01/28 ................. USD 1,636 1,642,511
4.13%, 02/01/29 ................. 1,028 964,532
4.38%, 02/01/31 ................. 1,789 1,681,660
Hunt Cos., Inc., 5.25%, 04/15/29
(b)
...... 300 285,795
JGC Ventures Pte. Ltd.
0.00%, 06/30/25 ................. 3 1,680
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(d)(f)(j)(l)
................. 2,986 1,543,422
Kaisa Group Holdings Ltd.
(d)(f)(l)
11.95%, 10/22/22 ................ 1,345 262,275
11.50%, 01/30/23 ................ 1,413 268,470
10.88%, 07/23/23 ................ 3,811 745,050
9.75%, 09/28/23 ................. 1,565 293,242
11.95%, 11/12/23 ................ 1,980 386,100
9.38%, 06/30/24 ................. 744 133,920
Kennedy-Wilson, Inc.
4.75%, 02/01/30 ................. 1,242 1,181,030
5.00%, 03/01/31 ................. 300 288,000
KWG Group Holdings Ltd., 5.95%, 08/10/25
(d)
5,766 2,133,420
Logan Group Co. Ltd., 5.25%, 10/19/25
(d)
.. 2,030 406,000
MAF Global Securities Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.54%), 6.37%
(a)(d)(k)
............. 2,389 2,402,886
MAF Sukuk Ltd.
(d)
4.64%, 05/14/29 ................. 5,353 5,548,050
3.93%, 02/28/30 ................. 3,080 3,067,102
Modern Land China Co. Ltd., 12.85%,
10/25/21
(d)(f)(l)
.................. 330 59,400
Modernland Overseas Pte. Ltd., 3.00%, (3.00%
Cash or 3.00% PIK), 04/30/27
(d)(f)(j)(l)
.... 1,450 644,616
New Metro Global Ltd.
(d)
6.50%, 05/20/22 ................. 212 205,640
6.80%, 08/05/23 ................. 2,910 2,211,600
NWD Finance BVI Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.86%), 4.12%
(a)(d)(k)
............. 6,084 5,536,440
Powerlong Real Estate Holdings Ltd.
(d)
7.13%, 11/08/22 ................. 1,008 493,920
6.95%, 07/23/23 ................. 895 349,050
6.25%, 08/10/24 ................. 2,062 783,560
Realogy Group LLC
(b)
5.75%, 01/15/29 ................. 1,995 1,880,287
5.25%, 04/15/30 ................. 1,079 992,680
Redsun Properties Group Ltd., 10.50%,
10/03/22
(d)
.................... 4,159 831,800
RKPF Overseas 2019 A Ltd.
(d)
6.70%, 09/30/24 ................. 2,480 2,120,400
6.00%, 09/04/25 ................. 2,230 1,739,400
Ronshine China Holdings Ltd.
(d)
8.75%, 10/25/22 ................. 1,251 450,360

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
8.10%, 06/09/23 ................. USD 945 $ 170,100
7.35%, 12/15/23 ................. 3,627 616,590
Scenery Journey Ltd.
(d)(f)(l)
11.50%, 10/24/22 ................ 6,977 627,930
12.00%, 10/24/23 ................ 10,432 938,880
13.75%, 11/06/23 ................ 464 41,412
Shimao Group Holdings Ltd.
(d)
5.60%, 07/15/26 ................. 895 234,937
3.45%, 01/11/31 ................. 1,145 286,250
Shui On Development Holding Ltd.
(d)
5.75%, 11/12/23 ................. 1,518 1,449,690
6.15%, 08/24/24 ................. 2,955 2,762,925
Sino-Ocean Land Treasure Finance II Ltd.,
5.95%, 02/04/27
(d)
............... 209 155,810
Sino-Ocean Land Treasure IV Ltd., 4.75%,
08/05/29
(d)
.................... 302 199,320
Sunac China Holdings Ltd.
(d)
7.50%, 02/01/24 ................. 828 202,860
6.65%, 08/03/24 ................. 5,244 1,284,780
7.00%, 07/09/25 ................. 3,573 875,385
Theta Capital Pte. Ltd., 8.13%, 01/22/25
(d)
.. 3,674 3,692,370
Times China Holdings Ltd.
(d)
6.75%, 07/08/25 ................. 3,390 1,322,100
6.20%, 03/22/26 ................. 2,450 906,500
Unique Pub Finance Co. plc (The)
(d)
Series A4, 5.66%, 06/30/27 ......... GBP 582 820,450
Series N, 6.46%, 03/30/32
(e)
......... 800 1,234,844
Wanda Group Overseas Ltd., 7.50%,
07/24/22
(d)
.................... USD 1,535 1,458,250
Wanda Properties International Co. Ltd., 7.25%,
01/29/24
(d)
.................... 800 696,000
WeWork Cos. LLC, 5.00%, 07/10/25
(b)
.... 2,606 2,190,630
Yango Justice International Ltd.
(f)(l)
10.25%, 09/15/22 ................ 950 47,500
9.25%, 04/15/23
(d)
................ 2,081 104,050
8.25%, 11/25/23
(d)
................ 4,104 205,200
7.50%, 04/15/24
(d)
................ 2,675 133,750
7.88%, 09/04/24
(d)
................ 1,215 60,750
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24
(d)
3,230 3,068,500
Yuzhou Group Holdings Co. Ltd.
(d)(f)(l)
8.38%, 10/30/24 ................. 1,745 227,722
7.70%, 02/20/25 ................. 3,562 498,680
8.30%, 05/27/25 ................. 900 126,000
7.38%, 01/13/26 ................. 2,220 289,710
7.85%, 08/12/26 ................. 1,680 235,200
6.35%, 01/13/27 ................. 2,087 292,180
Zhenro Properties Group Ltd.
8.00%, 03/06/23 ................. 2,441 374,181
7.88%, 04/14/24
(d)
................ 3,050 335,500
6.63%, 01/07/26
(d)
................ 1,985 208,425
118,870,770
Road & Rail — 0.3%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
1,639 1,581,635
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
806 794,087
BCP V Modular Services Finance II plc
(d)
4.75%, 11/30/28 ................. EUR 1,300 1,376,205
6.13%, 11/30/28 ................. GBP 800 996,167
Burlington Northern Santa Fe LLC
5.15%, 09/01/43 ................. USD 100 118,749
4.90%, 04/01/44 ................. 995 1,143,006
4.15%, 04/01/45 ................. 100 105,842
3.55%, 02/15/50 ................. 105 104,050
2.88%, 06/15/52 ................. 305 270,187
Canadian Pacific Railway Co.
3.00%, 12/02/41 ................. 370 332,836
Security
Par (000)
Par (000) Value
Road & Rail (continued)
4.80%, 08/01/45 ................. USD 200 $ 225,092
3.10%, 12/02/51 ................. 415 366,919
CSX Corp.
3.80%, 03/01/28 ................. 150 154,977
4.30%, 03/01/48 ................. 430 461,955
4.75%, 11/15/48 ................. 165 188,967
EC Finance plc, 3.00%, 10/15/26
(d)
...... EUR 1,125 1,219,735
First Student Bidco, Inc., 4.00%, 07/31/29
(b)
. USD 210 195,829
Hertz Corp. (The)
(b)
4.63%, 12/01/26 ................. 958 894,604
5.00%, 12/01/29 ................. 1,532 1,386,460
Loxam SAS
(d)
4.25%, 04/15/24 ................. EUR 200 221,400
3.25%, 01/14/25 ................. 708 770,122
3.75%, 07/15/26 ................. 673 734,822
4.50%, 02/15/27 ................. 703 770,033
5.75%, 07/15/27 ................. 200 215,719
National Express Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.14%), 4.25%
(a)(d)(k)
.............. GBP 600 769,470
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. USD 1,421 1,396,133
Norfolk Southern Corp.
2.55%, 11/01/29 ................. 990 946,436
4.15%, 02/28/48 ................. 750 783,258
3.05%, 05/15/50 ................. 43 38,303
3.70%, 03/15/53 ................. 645 637,543
Pacific National Finance Pty. Ltd., 4.75%,
03/22/28
(d)
.................... 3,500 3,505,950
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29
(b)
............... 1,697 1,637,605
Penske Truck Leasing Co. LP
(b)
4.00%, 07/15/25 ................. 2,915 2,943,325
4.20%, 04/01/27 ................. 340 348,472
Ryder System, Inc., 2.50%, 09/01/24 ..... 350 345,416
Uber Technologies, Inc.
(b)
7.50%, 05/15/25 ................. 4,486 4,681,141
8.00%, 11/01/26 ................. 2,595 2,757,707
7.50%, 09/15/27 ................. 5,690 6,067,019
6.25%, 01/15/28 ................. 1,986 2,053,405
4.50%, 08/15/29 ................. 8,944 8,385,000
Union Pacific Corp.
3.55%, 08/15/39 ................. 3 2,958
4.05%, 03/01/46 ................. 25 26,054
3.50%, 02/14/53 ................. 315 308,216
3.95%, 08/15/59 ................. 1,005 1,020,343
3.84%, 03/20/60 ................. 411 412,429
XPO Logistics, Inc., 6.25%, 05/01/25
(b)
.... 160 165,371
53,860,952
Semiconductors & Semiconductor Equipment — 0.1%
Amkor Technology, Inc., 6.63%, 09/15/27
(b)
. 1,100 1,136,288
ams-OSRAM AG
(d)(i)
0.00%, 03/05/25
(m)
............... EUR 600 564,659
2.13%, 11/03/27 ................. 600 606,601
Analog Devices, Inc.
2.95%, 04/01/25 ................. USD 850 851,599
2.80%, 10/01/41 ................. 135 121,129
Applied Materials, Inc., 3.30%, 04/01/27 ... 1,080 1,094,618
Broadcom Corp., 3.88%, 01/15/27 ...... 475 478,175
Broadcom, Inc.
4.11%, 09/15/28 ................. 400 404,751
4.75%, 04/15/29 ................. 1,325 1,392,219
4.15%, 04/15/32 ................. 520 518,861
3.42%, 04/15/33
(b)
................ 3,345 3,121,961
Entegris, Inc.
(b)
4.38%, 04/15/28 ................. 1,390 1,344,825

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
3.63%, 05/01/29 ................. USD 1,354 $ 1,266,884
Intel Corp.
2.80%, 08/12/41 ................. 115 101,534
4.75%, 03/25/50 ................. 300 349,360
3.05%, 08/12/51 ................. 485 431,211
3.10%, 02/15/60 ................. 20 17,186
3.20%, 08/12/61 ................. 120 106,121
KLA Corp.
4.10%, 03/15/29 ................. 1,026 1,076,808
3.30%, 03/01/50 ................. 765 720,569
Lam Research Corp.
4.88%, 03/15/49 ................. 65 77,427
2.88%, 06/15/50 ................. 245 216,715
NVIDIA Corp., 3.50%, 04/01/40 ........ 690 695,029
NXP BV
(b)
4.30%, 06/18/29 ................. 1,070 1,102,635
2.50%, 05/11/31 ................. 1,415 1,267,274
2.65%, 02/15/32 ................. 590 529,779
3.25%, 05/11/41 ................. 100 87,956
ON Semiconductor Corp., 3.88%, 09/01/28
(b)
2,519 2,405,645
QUALCOMM, Inc., 4.30%, 05/20/47 ..... 584 657,166
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 1,546 1,457,105
Texas Instruments, Inc., 2.70%, 09/15/51 .. 265 235,308
24,437,398
Software — 0.7%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 180 184,050
Autodesk, Inc.
3.50%, 06/15/27 ................. 18 18,093
2.40%, 12/15/31 ................. 1,265 1,127,861
Boxer Parent Co., Inc.
6.50%, 10/02/25
(d)
................ EUR 2,080 2,319,983
7.13%, 10/02/25
(b)
................ USD 3,913 4,055,981
9.13%, 03/01/26
(b)
................ 5,305 5,464,150
Brunello Bidco SpA, (EURIBOR 3 Month +
3.75%), 3.75%, 02/15/28
(a)(d)
......... EUR 392 427,726
Camelot Finance SA, 4.50%, 11/01/26
(b)
... USD 4,614 4,487,115
Castle US Holding Corp., 9.50%, 02/15/28
(b)
1,246 1,236,929
CDK Global, Inc., 4.88%, 06/01/27 ...... 210 211,705
Cedacri Mergeco SpA, (EURIBOR 3 Month +
4.63%), 4.62%, 05/15/28
(a)(d)
......... EUR 865 950,089
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
.................... USD 9,262 9,262,000
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 3,044 2,903,276
4.88%, 07/01/29 ................. 5,882 5,533,844
Condor Merger Sub, Inc., 7.38%, 02/15/30
(b)
4,418 4,237,922
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 937 929,973
6.50%, 10/15/28 ................. 1,426 1,416,973
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 703 645,003
Elastic NV, 4.13%, 07/15/29
(b)
......... 2,711 2,521,122
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 3,387 3,279,022
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
.................... 1,048 962,913
LogMeIn, Inc., 5.50%, 09/01/27
(b)
....... 605 564,683
Microsoft Corp.
3.45%, 08/08/36 ................. 238 247,542
2.53%, 06/01/50 ................. 856 739,152
2.92%, 03/17/52 ................. 1,931 1,812,029
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 3,272 3,183,754
Minerva Merger Sub, Inc., 6.50%, 02/15/30
(b)
4,987 4,838,013
NCR Corp.
(b)
5.75%, 09/01/27 ................. 884 884,000
5.00%, 10/01/28 ................. 1,675 1,603,813
5.13%, 04/15/29 ................. 1,905 1,831,353
Security
Par (000)
Par (000) Value
Software (continued)
6.13%, 09/01/29 ................. USD 999 $ 1,001,497
NortonLifeLock, Inc., 5.00%, 04/15/25
(b)
... 475 474,283
Nuance Communications, Inc., 5.63%,
12/15/26 ..................... 4,573 4,701,639
Open Text Corp.
(b)
3.88%, 02/15/28 ................. 403 386,384
3.88%, 12/01/29 ................. 1,195 1,135,250
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
1,906 1,807,260
Oracle Corp.
2.95%, 04/01/30 ................. 1,400 1,291,588
3.85%, 07/15/36 ................. 850 782,386
5.38%, 07/15/40 ................. 650 685,832
3.65%, 03/25/41 ................. 540 471,655
4.13%, 05/15/45 ................. 485 435,540
4.00%, 07/15/46 ................. 350 310,570
4.00%, 11/15/47 ................. 435 384,701
3.60%, 04/01/50 ................. 2,635 2,185,370
3.95%, 03/25/51 ................. 617 539,391
4.38%, 05/15/55 ................. 130 117,379
3.85%, 04/01/60 ................. 190 155,927
PTC, Inc.
(b)
3.63%, 02/15/25 ................. 860 850,325
4.00%, 02/15/28 ................. 1,628 1,586,112
salesforce.com, Inc.
2.70%, 07/15/41 ................. 325 287,623
2.90%, 07/15/51 ................. 355 315,208
3.05%, 07/15/61 ................. 295 258,773
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
10,849 10,930,530
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 4,061 3,852,691
VMware, Inc.
4.70%, 05/15/30 ................. 375 396,598
2.20%, 08/15/31 ................. 2,015 1,774,072
Workday, Inc., 3.80%, 04/01/32 ........ 710 708,649
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
7,188 6,570,012
112,277,314
Specialty Retail — 0.6%
Abercrombie & Fitch Management Co., 8.75%,
07/15/25
(b)
.................... 900 950,625
Ambience Merger Sub, Inc., 4.88%, 07/15/28
(b)
150 133,500
Arko Corp., 5.13%, 11/15/29
(b)
......... 1,388 1,263,080
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 234 224,781
4.75%, 03/01/30 ................. 231 218,006
5.00%, 02/15/32
(b)
................ 622 578,174
Bath & Body Works, Inc.
6.95%, 03/01/33 ................. 700 723,043
7.60%, 07/15/37 ................. 586 607,975
Carvana Co.
(b)
5.50%, 04/15/27 ................. 3,051 2,723,018
4.88%, 09/01/29 ................. 1,708 1,410,526
Constellation Automotive Financing plc, 4.88%,
07/15/27
(d)
.................... GBP 1,184 1,419,267
Douglas GmbH, 6.00%, 04/08/26
(d)
...... EUR 200 210,038
Dufry One BV
(d)
2.50%, 10/15/24 ................. 500 537,914
0.75%, 03/30/26
(i)
................ CHF 600 568,525
eG Global Finance plc
4.38%, 02/07/25
(d)
................ EUR 453 486,348
6.75%, 02/07/25
(b)
................ USD 2,476 2,469,810
6.25%, 10/30/25
(d)
................ EUR 2,401 2,645,173
8.50%, 10/30/25
(b)
................ USD 2,845 2,912,569
Goldstory SASU, 5.38%, 03/01/26
(d)
..... EUR 645 713,531
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
USD 897 835,331
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 1,793 1,660,336

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Home Depot, Inc. (The)
4.20%, 04/01/43 ................. USD 125 $ 134,071
4.50%, 12/06/48 ................. 815 915,624
3.35%, 04/15/50 ................. 775 730,217
InRetail Consumer, 3.25%, 03/22/28
(b)
.... 1,285 1,203,724
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
711 668,340
L Brands, Inc.
9.38%, 07/01/25
(b)
................ 87 99,302
5.25%, 02/01/28 ................. 1,000 1,005,890
7.50%, 06/15/29 ................. 600 649,917
6.63%, 10/01/30
(b)
................ 450 472,500
6.88%, 11/01/35 ................. 4,829 4,973,870
6.75%, 07/01/36 ................. 677 689,450
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
... 4,685 4,388,252
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 2,213 2,090,134
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 999 944,295
Lowe's Cos., Inc.
4.65%, 04/15/42 ................. 310 333,791
3.70%, 04/15/46 ................. 735 704,265
3.00%, 10/15/50 ................. 675 574,257
3.50%, 04/01/51 ................. 130 119,515
4.25%, 04/01/52 ................. 440 455,107
4.45%, 04/01/62 ................. 320 332,988
Michaels Cos., Inc. (The), 5.25%, 05/01/28
(b)
485 445,278
Murphy Oil USA, Inc.
4.75%, 09/15/29 ................. 1,353 1,341,597
3.75%, 02/15/31
(b)
................ 175 159,687
Penske Automotive Group, Inc.
3.50%, 09/01/25 ................. 987 979,598
3.75%, 06/15/29 ................. 525 469,649
PetSmart, Inc.
(b)
4.75%, 02/15/28 ................. 6,395 6,180,160
7.75%, 02/15/29 ................. 8,877 9,165,502
Sally Holdings LLC, 5.63%, 12/01/25 ..... 895 907,306
Sonic Automotive, Inc., 4.63%, 11/15/29
(b)
.. 336 302,400
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 2,914 2,962,955
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 6,351 6,066,539
6.13%, 07/01/29 ................. 4,083 3,766,567
6.00%, 12/01/29 ................. 3,059 2,829,575
Staples, Inc.
(b)
7.50%, 04/15/26 ................. 9,572 9,295,417
10.75%, 04/15/27 ................ 1,171 1,042,190
Tendam Brands SAU
(d)
5.00%, 09/15/24 ................. EUR 255 280,378
(EURIBOR 3 Month + 5.25%), 5.25%,
09/15/24
(a)
................... 270 296,424
Victoria's Secret & Co., 4.63%, 07/15/29
(b)
.. USD 605 544,963
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 6,764 6,409,499
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(j)
........... 1,603 1,574,948
99,797,711
Technology Hardware, Storage & Peripherals — 0.0%
Apple, Inc.
2.20%, 09/11/29 ................. 1,800 1,715,506
4.50%, 02/23/36 ................. 75 85,747
3.45%, 02/09/45 ................. 225 223,506
3.85%, 08/04/46 ................. 1,100 1,161,440
2.65%, 05/11/50 ................. 990 862,303
2.65%, 02/08/51 ................. 960 828,080
2.70%, 08/05/51 ................. 370 321,640
Dell International LLC, 6.02%, 06/15/26 ... 475 514,533
HP, Inc., 1.45%, 06/17/26 ............ 2,170 1,994,241
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
Xerox Corp., 4.80%, 03/01/35 ......... USD 391 $ 338,606
8,045,602
Textiles, Apparel & Luxury Goods — 0.1%
BK LC Lux Finco1 SARL, 5.25%, 04/30/29
(d)
EUR 381 413,351
Crocs, Inc.
(b)
4.25%, 03/15/29 ................. USD 1,279 1,131,915
4.13%, 08/15/31 ................. 1,688 1,426,360
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(d)(f)(i)(l)
............. EUR 1,300 1,236,563
G-III Apparel Group Ltd., 7.88%, 08/15/25
(b)
. USD 800 840,120
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
... 747 683,505
Levi Strauss & Co., 3.50%, 03/01/31
(b)
.... 846 774,733
Prime Bloom Holdings Ltd., 6.95%, 07/05/22
(d)(f)
(l)
......................... 2,783 485,807
Under Armour, Inc., 3.25%, 06/15/26 ..... 400 387,000
William Carter Co. (The), 5.63%, 03/15/27
(b)
. 2,360 2,394,834
Wolverine World Wide, Inc., 4.00%, 08/15/29
(b)
774 686,925
10,461,113
Thrifts & Mortgage Finance — 0.2%
BPCE SA
(b)
2.38%, 01/14/25 ................. 845 813,996
(SOFR + 1.09%), 2.05%, 10/19/27
(a)
... 1,340 1,232,671
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 4,916 5,071,591
Freedom Mortgage Corp.
(b)
8.25%, 04/15/25 ................. 650 648,037
7.63%, 05/01/26 ................. 335 319,925
6.63%, 01/15/27 ................. 275 254,986
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 1,427 1,169,155
Jerrold Finco plc
(d)
4.88%, 01/15/26 ................. GBP 317 400,323
5.25%, 01/15/27 ................. 947 1,194,887
Ladder Capital Finance Holdings LLLP
(b)
4.25%, 02/01/27 ................. USD 2,155 2,065,274
4.75%, 06/15/29 ................. 1,923 1,813,629
MGIC Investment Corp., 5.25%, 08/15/28 .. 1,182 1,167,710
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 ................. 3,541 3,603,322
5.50%, 08/15/28 ................. 1,235 1,187,205
5.13%, 12/15/30 ................. 3,945 3,649,125
5.75%, 11/15/31 ................. 2,049 1,954,152
Nationwide Building Society, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.39%), 5.87%
(a)(d)(k)
.............. GBP 2,134 2,841,875
Nykredit Realkredit A/S, (EUR Swap Annual 5
Year + 4.57%), 4.13%
(a)(d)(k)
.......... EUR 1,200 1,328,891
Radian Group, Inc.
6.63%, 03/15/25 ................. USD 1,135 1,193,918
4.88%, 03/15/27 ................. 1,400 1,407,000
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. 785 720,744
34,038,416
Tobacco — 0.1%
Altria Group, Inc.
5.95%, 02/14/49 ................. 1,623 1,756,985
4.00%, 02/04/61 ................. 345 289,130
BAT Capital Corp.
3.46%, 09/06/29 ................. 1,350 1,270,757
4.74%, 03/16/32 ................. 885 890,232
4.39%, 08/15/37 ................. 675 627,694
3.73%, 09/25/40 ................. 420 344,117
4.54%, 08/15/47 ................. 688 613,962
4.76%, 09/06/49 ................. 165 151,662
Vector Group Ltd., 5.75%, 02/01/29
(b)
..... 5,120 4,663,142
10,607,681

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Trading Companies & Distributors — 0.2%
Air Lease Corp.
2.88%, 01/15/26 ................. USD 2,985 $ 2,881,043
1.88%, 08/15/26 ................. 1,880 1,731,875
Alta Equipment Group, Inc., 5.63%, 04/15/26
(b)
477 453,365
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
1,235 1,117,041
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
1,313 1,212,963
BlueLinx Holdings, Inc., 6.00%, 11/15/29
(b)
.. 4,361 4,055,730
Boise Cascade Co., 4.88%, 07/01/30
(b)
.... 1,525 1,480,851
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 2,261 2,244,043
9.75%, 08/01/27 ................. 2,788 2,912,805
5.50%, 05/01/28 ................. 2,329 2,117,410
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 1,251 1,125,900
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 326 305,625
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 1,326 1,344,564
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 6,241 6,009,833
United Rentals North America, Inc.
5.50%, 05/15/27 ................. 3,386 3,502,140
4.88%, 01/15/28 ................. 403 409,365
5.25%, 01/15/30 ................. 6 6,188
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 3,198 3,326,943
7.25%, 06/15/28 ................. 5,881 6,246,416
42,484,100
Transportation Infrastructure — 0.0%
(d)
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(k)
. EUR 600 649,088
Autostrade per l'Italia SpA
1.75%, 06/26/26 ................. 200 217,126
1.75%, 02/01/27 ................. 500 538,501
1.63%, 01/25/28 ................. 725 769,193
2.00%, 12/04/28 ................. 495 532,613
2.00%, 01/15/30 ................. 2,482 2,586,636
Getlink SE, 3.50%, 10/30/25 .......... 1,199 1,352,922
6,646,079
Water Utilities — 0.0%
Solaris Midstream Holdings LLC, 7.63%,
04/01/26
(b)
.................... USD 150 154,875
Thames Water Kemble Finance plc, 4.63%,
05/19/26
(d)
.................... GBP 1,089 1,378,633
1,533,508
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV
3.63%, 04/22/29 ................. USD 1,300 1,305,265
4.38%, 04/22/49 ................. 250 263,562
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 13,145 13,373,592
Globe Telecom, Inc., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.53%), 4.20%
(a)(d)(k)
.............. 1,770 1,694,775
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 300 305,250
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(j)
........ 2,923 2,030,318
Matterhorn Telecom SA, 4.00%, 11/15/27
(d)
. EUR 1,100 1,185,772
Millicom International Cellular SA
(b)
5.13%, 01/15/28 ................. USD 5,040 4,978,512
4.50%, 04/27/31 ................. 3,715 3,451,718
Rogers Communications, Inc.
3.80%, 03/15/32
(b)
................ 775 768,999
4.30%, 02/15/48 ................. 77 75,111
4.35%, 05/01/49 ................. 181 176,472
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
3.70%, 11/15/49 ................. USD 240 $ 213,437
4.55%, 03/15/52
(b)
................ 1,000 994,158
SoftBank Group Corp.
(d)
2.13%, 07/06/24 ................. EUR 670 699,496
4.50%, 04/20/25 ................. 200 215,995
4.75%, 07/30/25 ................. 1,783 1,930,569
3.13%, 09/19/25 ................. 1,200 1,245,275
2.88%, 01/06/27 ................. 706 695,101
5.00%, 04/15/28 ................. 700 735,415
3.38%, 07/06/29 ................. 479 446,435
4.00%, 09/19/29 ................. 331 319,914
Sprint Corp.
7.88%, 09/15/23 ................. USD 2,785 2,959,062
7.13%, 06/15/24 ................. 549 588,830
7.63%, 02/15/25 ................. 850 926,500
7.63%, 03/01/26 ................. 3,097 3,495,925
T-Mobile USA, Inc.
2.25%, 02/15/26 ................. 1,615 1,521,815
5.38%, 04/15/27 ................. 250 256,696
4.75%, 02/01/28 ................. 2,828 2,874,379
2.63%, 02/15/29 ................. 4,124 3,764,099
2.88%, 02/15/31 ................. 2,138 1,926,188
3.50%, 04/15/31
(b)
................ 2,764 2,600,869
3.50%, 04/15/31 ................. 2,467 2,321,397
2.70%, 03/15/32
(b)
................ 555 504,879
4.38%, 04/15/40 ................. 475 477,015
3.00%, 02/15/41 ................. 580 490,285
4.50%, 04/15/50 ................. 109 110,271
3.30%, 02/15/51 ................. 925 778,319
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(d)
................ GBP 900 1,080,904
4.25%, 01/31/31
(b)
................ USD 493 450,908
4.50%, 07/15/31
(d)
................ GBP 1,204 1,451,545
4.75%, 07/15/31
(b)
................ USD 7,473 7,043,302
Vodafone Group plc
5.25%, 05/30/48 ................. 722 808,745
(EUR Swap Annual 5 Year + 3.43%),
4.20%, 10/03/78
(a)(d)
............. EUR 732 825,485
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79
(a)
................... USD 14,595 16,116,091
(EUR Swap Annual 5 Year + 3.00%),
2.63%, 08/27/80
(a)(d)
............. EUR 400 429,650
Series NC10, (EUR Swap Annual 5 Year +
3.23%), 3.00%, 08/27/80
(a)(d)
....... 400 404,887
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
3.25%, 06/04/81
(a)
.............. USD 7,145 6,590,905
VTR Comunicaciones SpA, 4.38%, 04/15/29
(b)
2,505 2,279,550
100,183,642
Total Corporate Bonds — 29.7%
(Cost: $5,448,360,853) ........................... 5,117,922,729
Equity-Linked Notes
Air Freight & Logistics — 0.1%
Royal Bank of Canada (United Parcel Service,
Inc.), 12.82%, 04/26/22
(b)
........... 83 17,786,926
Automobiles — 0.5%
Barclays Bank plc (Tesla, Inc.),
16.37%, 04/26/22 ................ 25 25,875,872
Credit Suisse AG (Tesla, Inc.),
16.40%, 06/06/22 ................ 13 13,250,378
Nomura Bank International plc (Ford Motor
Co.), 16.77%, 05/03/22 ............. 1,284 21,686,109

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Automobiles (continued)
Royal Bank of Canada (General Motors Co.),
13.04%, 04/27/22
(b)
............... USD 482 $ 21,196,416
82,008,775
Banks — 0.5%
Barclays Bank plc (Citizens Financial Group,
Inc.)
13.56%, 04/20/22 ................ 148 6,736,778
12.39%, 04/27/22 ................ 144 6,590,399
Goldman Sachs International (Bank of America
Corp.)
15.37%, 04/14/22 ................ 50 2,067,646
14.39%, 09/20/22 ................ 391 16,226,841
Goldman Sachs International (First Republic
Bank), 19.08%, 04/13/22 ............ 43 6,976,839
JPMorgan Structured Products BV (Truist
Financial Corp.), 14.40%, 04/18/22
(b)(d)
.. 80 4,563,063
Royal Bank of Canada (Citigroup, Inc.),
16.38%, 04/13/22
(b)
............... 121 6,480,719
Royal Bank of Canada (Fifth Third BanCorp.),
17.63%, 05/04/22
(b)
............... 301 13,156,426
Societe Generale SA (JPMorgan Chase & Co.),
18.58%, 04/13/22 ................ 121 16,470,339
Societe Generale SA (Wells Fargo & Co.),
18.06%, 04/13/22 ................ 233 11,359,588
90,628,638
Beverages — 0.2%
BNP Paribas SA (PepsiCo, Inc.),
9.14%, 04/20/22 ................. 79 13,322,241
Societe Generale SA (Coca-Cola Co. (The)),
7.52%, 05/19/22 ................. 466 28,792,044
42,114,285
Biotechnology — 0.2%
JPMorgan Structured Products BV (AbbVie,
Inc.), 10.81%, 04/27/22
(b)(d)
.......... 202 30,459,357
Building Products — 0.1%
Goldman Sachs International (Johnson
Controls International plc), 11.44%, 04/29/22 295 19,512,789
Capital Markets — 0.4%
Barclays Bank plc (Ameriprise Financial, Inc.),
15.31%, 04/27/22 ................ 15 4,675,392
Barclays Bank plc (Goldman Sachs Group, Inc.
(The)), 18.46%, 04/18/22 ........... 43 14,303,357
Barclays Bank plc (KKR & Co., Inc.),
13.83%, 05/16/22 ................ 296 17,393,764
BNP Paribas SA (Morgan Stanley),
10.65%, 04/18/22 ................ 153 13,427,705
Royal Bank of Canada (Raymond James
Financial, Inc.), 15.53%, 04/22/22
(b)
.... 23 2,429,498
Societe Generale SA (MSCI, Inc.),
16.80%, 04/27/22 ................ 41 21,009,038
73,238,754
Chemicals — 0.2%
Barclays Bank plc (Ecolab, Inc.),
9.56%, 04/27/22 ................. 24 4,337,479
Credit Suisse AG (Mosaic Co. (The)),
17.15%, 04/29/22 ................ 349 18,218,812
JPMorgan Structured Products BV (Dow, Inc.),
15.64%, 04/21/22
(b)(d)
.............. 142 8,859,809
31,416,100
Communications Equipment — 0.1%
Credit Suisse AG (Cisco Systems Inc),
12.65%, 05/18/22 ................ 201 11,216,889
Security
Par (000)
Par (000) Value
Construction Materials — 0.1%
Royal Bank of Canada (Vulcan Materials Co.),
9.26%, 05/04/22
(b)
................ USD 67 $ 12,246,810
Consumer Finance — 0.2%
BNP Paribas SA (American Express Co.),
13.41%, 04/21/22 ................ 54 9,916,047
Royal Bank of Canada (Ally Financial, Inc.),
16.38%, 04/18/22
(b)
............... 120 5,260,257
Royal Bank of Canada (Discover Financial
Services), 14.50%, 04/22/22
(b)
........ 130 14,440,189
29,616,493
Diversified Consumer Services — 0.4%
Royal Bank of Canada (Russell 2000 Index),
8.75%, 05/27/22
(b)
................ 17 34,667,618
Societe Generale SA (Berkshire Hathaway),
7.89%, 05/19/22 ................. 110 38,961,708
73,629,326
Diversified Telecommunication Services — 0.2%
Barclays Bank plc (AT&T, Inc.)
18.83%, 04/21/22 ................ 526 12,400,352
24.31%, 04/21/22 ................ 787 18,637,045
31,037,397
Electric Utilities — 0.2%
Barclays Bank plc (NextEra Energy, Inc.),
12.63%, 05/04/22 ................ 364 30,798,059
Electronic Equipment, Instruments & Components — 0.2%
Credit Suisse AG (Zebra Technologies Corp.),
12.10%, 05/19/22 ................ 33 13,933,637
Goldman Sachs International (Flex Ltd.),
14.97%, 05/04/22 ................ 481 8,483,262
Merrill Lynch International & Co. (Flex Ltd.),
17.07%, 05/05/22 ................ 294 4,951,365
Royal Bank of Canada (Corning, Inc.),
12.74%, 04/27/22
(b)
............... 58 2,147,204
29,515,468
Energy Equipment & Services — 0.0%
JPMorgan Structured Products BV
(Schlumberger NV), 12.05%, 04/21/22
(b)(d)
121 4,982,847
Entertainment — 0.1%
Societe Generale SA (Walt Disney Co. (The)),
15.88%, 04/22/22 ................ 176 24,423,906
Equity Real Estate Investment Trusts (REITs) — 0.5%
Goldman Sachs International (American Tower
Corp.), 13.52%, 04/14/22 ........... 72 17,871,638
JPMorgan Structured Products BV (Prologis,
Inc.), 11.64%, 04/14/22
(b)(d)
.......... 134 21,626,327
Royal Bank of Canada (Prologis, Inc.),
16.01%, 04/20/22
(b)
............... 118 18,726,835
Societe Generale SA (American Tower Corp.),
10.53%, 05/02/22 ................ 116 28,988,707
87,213,507
Food & Staples Retailing — 0.1%
Goldman Sachs International (Walmart, Inc.),
9.87%, 04/12/22 ................. 146 20,864,038
Food Products — 0.1%
BNP Paribas SA (Archer-Daniels-Midland Co.),
11.50%, 04/27/22 ................ 85 6,297,990
JPMorgan Structured Products BV (Kraft Heinz
Co. (The)), 13.03%, 04/29/22
(b)(d)
...... 126 4,850,562
Royal Bank of Canada (Mondelez International,
Inc.), 7.92%, 04/28/22
(b)
............ 70 4,394,282
15,542,834

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.4%
Credit Suisse AG (Becton Dickinson and Co.),
9.05%, 05/02/22 ................. USD 82 $ 21,672,792
Credit Suisse AG (Stryker Corp.),
11.20%, 04/27/22 ................ 62 16,394,294
JPMorgan Structured Products BV (Abbott
Laboratories), 11.22%, 04/20/22
(b)(d)
.... 116 13,725,888
Nomura Bank International plc (IDEXX
Laboratories, Inc.), 16.19%, 05/03/22 ... 40 21,741,247
73,534,221
Health Care Providers & Services — 0.9%
Barclays Bank plc (Anthem, Inc.),
13.65%, 04/21/22 ................ 24 11,232,927
BNP Paribas SA (UnitedHealth Group, Inc.),
14.34%, 04/19/22 ................ 58 29,266,161
Goldman Sachs International (CVS Health
Corp.), 13.36%, 04/29/22 ........... 192 19,472,816
JPMorgan Structured Products
BV (UnitedHealth Group, Inc.),
14.45%, 04/14/22
(b)(d)
.............. 47 24,158,355
Nomura Bank International plc (Anthem, Inc.),
8.01%, 04/21/22 ................. 23 11,257,593
Royal Bank of Canada (Tenet Healthcare
Corp.), 14.38%, 04/21/22
(b)
.......... 79 6,740,739
Societe Generale SA (Humana, Inc.),
8.53%, 04/27/22 ................. 64 27,987,758
Societe Generale SA (Laboratory Corp. of
America Holdings), 10.69%, 05/19/22 ... 67 17,691,586
147,807,935
Hotels, Restaurants & Leisure — 0.4%
Barclays Bank plc (Darden Restaurants, Inc.),
18.60%, 05/16/22 ................ 125 16,636,694
Barclays Bank plc (Wendy's Co. (The)),
19.31%, 04/20/22 ................ 156 3,455,072
BNP Paribas SA (Yum! Brands, Inc.),
11.75%, 05/16/22 ................ 150 17,709,955
Credit Suisse AG (Marriott International, Inc.),
13.35%, 05/10/22 ................ 12 2,218,434
JPMorgan Structured Products BV (Las Vegas
Sands Corp.), 18.99%, 04/21/22
(b)(d)
.... 109 4,263,629
Nomura Bank International plc (McDonald's
Corp.), 8.68%, 05/04/22 ............ 107 26,163,674
70,447,458
Household Durables — 0.1%
Barclays Bank plc (PulteGroup, Inc.),
12.54%, 05/04/22 ................ 199 8,422,667
Barclays Bank plc (Toll Brothers, Inc.),
17.01%, 04/14/22 ................ 211 9,929,168
18,351,835
Household Products — 0.1%
BNP Paribas SA (Procter & Gamble Co. (The))
5.90%, 04/20/22 ................. 17 2,568,756
8.40%, 04/20/22 ................. 102 15,666,402
18,235,158
Industrial Conglomerates — 0.2%
(b)
Royal Bank of Canada (3M Co.),
11.47%, 05/04/22 ................ 127 18,826,904
Royal Bank of Canada (General Electric Co.),
16.02%, 05/04/22 ................ 223 20,641,670
39,468,574
Security
Par (000)
Par (000) Value
Interactive Media & Services — 0.5%
Goldman Sachs International (Alphabet, Inc.),
11.07%, 04/14/22 ................ USD 1 $ 2,216,844
Nomura Bank International plc (Alphabet, Inc.),
12.42%, 05/31/22 ................ 22 60,842,507
Royal Bank of Canada (Alphabet, Inc.),
11.59%, 05/16/22
(b)
............... 2 6,140,241
Royal Bank of Canada (Meta Platforms, Inc.),
12.68%, 05/16/22
(b)
............... 87 19,149,024
88,348,616
Internet & Direct Marketing Retail — 0.4%
Goldman Sachs International (Amazon.com,
Inc.), 14.15%, 04/29/22 ............. 9 29,396,756
Nomura Bank International plc (Amazon.com,
Inc.), 15.72%, 05/31/22 ............. 5 17,124,459
Royal Bank of Canada (Amazon.com, Inc.),
10.89%, 05/19/22
(b)
............... 8 25,902,414
72,423,629
IT Services — 0.4%
Barclays Bank plc (PayPal Holdings, Inc.),
16.57%, 05/06/22 ................ 74 8,670,361
Goldman Sachs International (Automatic Data
Processing, Inc.), 10.99%, 04/29/22 .... 131 28,211,797
JPMorgan Structured Products BV (Mastercard,
Inc.), 14.11%, 04/29/22
(b)(d)
.......... 27 9,610,510
Nomura Bank International plc (Fidelity
National Information Services, Inc.),
14.56%, 05/06/22 ................ 56 5,672,276
Royal Bank of Canada (Fiserv, Inc.),
10.65%, 04/27/22
(b)
............... 163 16,411,480
Royal Bank of Canada (International Business
Machines Corp.), 12.28%, 04/20/22
(b)
... 26 3,363,972
71,940,396
Life Sciences Tools & Services — 0.4%
BNP Paribas SA (Danaher Corp.),
11.16%, 05/16/22 ................ 61 17,811,991
Credit Suisse AG (Danaher Corp.),
10.40%, 05/10/22 ................ 52 14,824,929
Credit Suisse AG (Thermo Fisher Scientific,
Inc.), 7.40%, 05/02/22 ............. 61 35,842,621
68,479,541
Machinery — 0.2%
BNP Paribas SA (PACCAR, Inc.),
12.89%, 04/27/22 ................ 25 2,180,792
Credit Suisse AG (Deere & Co.),
11.90%, 04/12/22 ................ 58 21,610,114
Goldman Sachs International (Dover Corp.),
11.64%, 04/20/22 ................ 69 10,887,781
Societe Generale SA (Middleby Corp. (The)),
11.12%, 05/19/22 ................ 31 5,119,711
39,798,398
Media — 0.1%
(b)
JPMorgan Structured Products BV (Comcast
Corp.), 14.55%, 04/29/22
(d)
.......... 259 12,164,592
Royal Bank of Canada (Comcast Corp.),
13.63%, 04/29/22 ................ 120 5,621,373
17,785,965
Multiline Retail — 0.1%
Societe Generale SA (Kohl's Corp.),
18.60%, 04/20/22 ................ 208 12,643,204

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.4%
Barclays Bank plc (Chevron Corp.),
11.25%, 04/26/22 ................ USD 79 $ 12,625,202
Barclays Bank plc (CompuGroup Medical SE &
Co KgaA), 12.62%, 05/04/22 ......... 121 12,167,521
Royal Bank of Canada (Exxon Mobil Corp.),
15.53%, 05/04/22
(b)
............... 292 23,919,878
Societe Generale SA (Williams Cos., Inc.
(The)), 17.66%, 05/02/22 ........... 371 12,322,644
61,035,245
Pharmaceuticals — 0.7%
Barclays Bank plc (Eli Lilly & Co.),
10.39%, 04/26/22 ................ 65 18,185,366
BNP Paribas SA (Bristol-Myers Squibb Co.),
10.55%, 04/26/22 ................ 391 27,785,051
Credit Suisse AG (Johnson & Johnson),
7.85%, 06/06/22 ................. 81 14,310,756
Goldman Sachs International (Johnson &
Johnson), 7.04%, 05/16/22 .......... 41 6,869,015
Royal Bank of Canada (Johnson & Johnson),
8.65%, 04/20/22
(b)
................ 104 18,254,193
Royal Bank of Canada (Zoetis, Inc.),
10.57%, 05/06/22
(b)
............... 29 5,487,489
Societe Generale SA (Merck & Co., Inc.),
6.74%, 04/27/22 ................. 447 36,385,943
127,277,813
Professional Services — 0.2%
Goldman Sachs International (Equifax, Inc.),
14.84%, 04/14/22 ................ 52 12,009,566
Societe Generale SA (Equifax, Inc.),
11.64%, 05/19/22 ................ 76 18,123,796
30,133,362
Road & Rail — 0.4%
Barclays Bank plc (Old Dominion Freight Line,
Inc.), 10.81%, 04/22/22 ............. 57 17,053,223
JPMorgan Structured Products BV (Union
Pacific Corp.), 10.14%, 04/14/22
(b)(d)
.... 83 21,976,198
Royal Bank of Canada (Norfolk Southern
Corp.), 11.28%, 04/28/22
(b)
.......... 17 4,832,405
Societe Generale SA (Uber Technologies, Inc.),
12.27%, 05/05/22 ................ 853 30,186,884
74,048,710
Semiconductors & Semiconductor Equipment — 0.5%
Credit Suisse AG (Advanced Micro Devices,
Inc.), 25.20%, 04/27/22 ............. 248 27,306,453
Credit Suisse AG (Analog Devices, Inc.),
13.85%, 05/19/22 ................ 14 2,292,124
Goldman Sachs International (NVIDIA Corp.),
16.31%, 04/12/22 ................ 117 30,781,424
Goldman Sachs International (Texas
Instruments, Inc.), 9.84%, 04/27/22 ..... 95 16,945,643
JPMorgan Structured Products BV (Intel Corp.),
11.15%, 04/28/22
(b)(d)
.............. 196 9,680,065
87,005,709
Software — 0.9%
Barclays Bank plc (Adobe, Inc.),
10.23%, 05/10/22 ................ 30 13,977,263
Credit Suisse AG (Cadence Design Systems,
Inc.), 16.70%, 04/12/22 ............. 129 20,103,663
Credit Suisse AG (Microsoft Corp.),
11.05%, 06/06/22 ................ 59 18,131,724
Goldman Sachs International (Microsoft Corp.),
11.90%, 04/27/22 ................ 46 14,133,749
Goldman Sachs International (Workday, Inc.),
14.64%, 04/20/22 ................ 49 11,847,599
Security
Par (000)
Par (000) Value
Software (continued)
JPMorgan Structured Products BV (Microsoft
Corp.), 10.35%, 05/16/22
(b)(d)
......... USD 77 $ 23,646,522
Nomura Bank International plc (Oracle Corp.),
8.76%, 06/14/22 ................. 350 28,907,441
Royal Bank of Canada (Microsoft Corp.),
11.24%, 04/27/22
(b)
............... 66 20,388,641
151,136,602
Specialty Retail — 0.2%
Societe Generale SA (AutoZone, Inc.),
10.98%, 04/20/22 ................ 10 19,376,606
Societe Generale SA (Home Depot, Inc. (The)),
13.26%, 04/14/22 ................ 53 15,996,372
35,372,978
Technology Hardware, Storage & Peripherals — 0.6%
Credit Suisse AG (Apple, Inc.),
10.90%, 04/28/22 ................ 80 13,923,819
JPMorgan Structured Products BV (Apple, Inc.)
10.29%, 05/16/22
(b)(d)
.............. 244 42,071,802
11.67%, 05/16/22
(b)(d)
.............. 135 23,503,892
JPMorgan Structured Products BV
(Seagate Technology Holdings plc),
21.92%, 04/22/22
(b)(d)
.............. 44 4,032,274
Royal Bank of Canada (Apple, Inc.),
11.37%, 05/31/22
(b)
............... 74 12,407,422
95,939,209
Trading Companies & Distributors — 0.0%
Credit Suisse AG (Fastenal Co.),
11.55%, 04/14/22 ................ 43 2,394,081
Royal Bank of Canada (United Rentals, Inc.),
19.83%, 04/28/22
(b)
............... 8 2,537,222
4,931,303
Water Utilities — 0.1%
JPMorgan Structured Products BV (American
Water Works Co., Inc.), 12.07%, 05/04/22
(b)
(d)
........................... 73 12,068,751
Total Equity-Linked Notes — 12.6%
(Cost: $2,127,761,738) ........................... 2,176,467,810
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(a)
Atlas CC Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 ................. 9,426 9,375,818
Atlas CC Acquisition Corp., 1st Lien Term
Loan C, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 ................. 1,917 1,906,946
Cobham Ultra U.S. Co., Term Loan, 11/17/28
(n)
605 597,692
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
4.51%
,
 04/06/26 ................. 5,344 5,241,908
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
4.51%
,
 04/06/26 ................. 2,873 2,818,231
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 02/01/28 14,753 14,628,050
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29 3,631 3,595,423
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 ................. 1,965 1,965,162
TransDigm, Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 2.71%
,
 12/09/25 ..... 4,691 4,608,548

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
TransDigm, Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 2.71%
,
 08/22/24 ..... USD 4,338 $ 4,269,868
49,007,646
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/06/28
(a)
................ 507 502,756
Airlines — 0.2%
(a)
AAdvantage Loyality IP Ltd., Term Loan,
04/20/28
(n)
..................... 3,908 3,953,200
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.25%
,
 08/11/28 .......... 4,091 4,047,976
American Airlines, Inc., Term Loan
(LIBOR USD 3 Month + 2.00%),
2.84%, 12/15/23 ............... 4,585 4,523,548
(LIBOR USD 1 Month + 1.75%),
2.20%, 01/29/27 ............... 818 763,496
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 12/11/26 ...... 3,611 3,471,943
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 5,417 5,613,099
United Airlines, Inc., Term Loan B, (LIBOR USD
3 Month + 3.75%), 4.50%
,
 04/21/28 .... 4,492 4,431,757
26,805,019
Auto Components — 0.1%
(a)
Adient US LLC, Term Loan B1, (LIBOR USD 1
Month + 3.25%), 3.71%
,
 04/10/28 ..... 929 912,723
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.71%
,
 04/30/26 8,529 8,411,234
Truck Hero, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 01/31/28 ..... 5,649 5,465,349
14,789,306
Automobiles — 0.0%
Dealer Tire, LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.71%
,
 12/12/25
(a)
.... 7,534 7,487,196
Banks — 0.1%
CML Hyatt Lost Pines, Term Loan, (LIBOR USD
1 Month + 0.04%), 3.56%
,
 01/01/28
(a)(c)
.. 10,600 10,547,000
Beverages — 0.0%
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 10/01/27
(a)
2,124 2,112,323
Building Products — 0.1%
(a)
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/12/28 ................. 566 546,718
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.25%
,
 11/23/27 . 9,745 9,454,061
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 10/02/28 ................. 801 780,803
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(n)
............. 160 156,173
CPG International LLC , Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 1,424 1,410,029
Jeld-Wen, Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 2.71%
,
 07/28/28 ..... 1,323 1,309,545
MI Windows and Doors, LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 12/18/27 ................. 417 411,169
Security
Par (000)
Par (000) Value
Building Products (continued)
Wilsonart LLC, Term Loan E, 12/31/26
(n)
... USD 7,553 $ 7,349,538
21,418,036
Capital Markets — 0.2%
(a)
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.96%
,
 07/31/26 ................. 3,755 3,735,069
Azalea TopCo, Inc., 1st Lien Term Loan
(LIBOR USD 3 Month + 3.50%),
3.80%, 07/24/26 ............... 5,683 5,600,229
(LIBOR USD 3 Month + 3.75%),
4.50%, 07/24/26 ............... 787 779,578
CML Paradise Plaza, Term Loan, 01/01/28
(c)(n)
9,330 9,210,913
Cogeco Communications Finance LP, Term
Loan B, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 09/01/28 ................. 5,096 5,053,245
Focus Financial Partners LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 06/30/28 ................. 2,466 2,431,263
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.71%
,
 04/12/24 .... 1,275 1,263,702
28,073,999
Chemicals — 0.3%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 1 Month
+ 2.50%), 3.00%
,
 03/18/28 .......... 5,687 5,605,985
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(n)
..................... 165 161,054
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 4.25%
,
 09/30/28 ..... 1,130 1,100,464
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/24/27 ................. 950 936,168
Ascend Performance Materials Operations
LLC, Term Loan, (LIBOR USD 3 Month +
4.75%), 5.76%
,
 08/27/26 ........... 5,027 5,004,299
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 2.76%
,
 06/01/24 ........... 2,374 2,350,922
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.76%
,
 12/29/27
(c)
................ 866 840,262
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.00%
,
 06/09/28 ................. 2,617 2,580,136
Element Solutions, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.00%), 2.46%
,
 01/31/26 2,220 2,198,923
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.51%
,
 06/28/24 ................. 780 769,675
Herens Holdco SARL, Facility Term Loan B
(LIBOR USD 3 Month + 4.00%),
4.75%, 07/03/28 ............... 2,696 2,624,821
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.96%
,
 06/30/27 ................. 4,660 4,499,572
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.72%
,
 03/02/26 ................. 6,694 6,592,281
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.70%
,
 05/15/24 ........... 5,696 5,617,309
Oxea Holding Vier GMBH, Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
3.56%
,
 10/14/24 ................. 5,312 5,192,222

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Chemicals (continued)
Sparta US HoldCo LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 08/02/28
(c)
................ USD 1,441 $ 1,419,767
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.81%
,
 09/22/28 867 858,159
48,352,019
Commercial Services & Supplies — 0.2%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.21%
,
 02/02/26 ................. 502 490,631
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.25%
,
 05/12/28 ................. 7,555 7,429,320
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 3 Month +
4.00%), 4.50% - 4.78%
,
 02/15/29 ...... 1,402 1,386,227
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 2.21%
,
 09/07/27 2,704 2,670,406
Covanta Holding Corp., Term Loan B,
11/30/28
(n)
..................... 1,900 1,888,425
Covanta Holding Corp., Term Loan C,
11/30/28
(n)
..................... 142 141,455
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.75%
,
 09/19/26
(c)
................ 1,190 1,178,048
LABL, Inc., Term Loan, (LIBOR USD 1 Month +
5.00%), 5.50%
,
 10/29/28 ........... 2,077 2,046,017
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 3.50%
,
 09/23/26 ........... 2,743 2,720,072
Tempo Acquisition, LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 08/31/28 10,264 10,184,254
TruGreen Ltd., Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 11/02/27 ................. 1,396 1,386,587
Viad Corp., Term Loan, (LIBOR USD 1 Month +
5.00%), 5.50%
,
 07/30/28 ........... 1,547 1,524,017
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.01%
,
 01/08/27 ................. 2,496 2,482,650
35,528,109
Communications Equipment — 0.0%
Viasat, Inc., Term Loan, (LIBOR USD 1 Month
+ 4.50%), 5.00%
,
 03/02/29
(a)
......... 4,992 4,961,100
Construction & Engineering — 0.1%
(a)
Brand Energy & Infrastructure Services, Inc.
Term Loan, (LIBOR USD + 4.25%), 5.25% -
5.26%
,
 06/21/24 ................. 10,693 10,183,925
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 3.46%
,
 01/21/28 ........... 6,021 5,963,272
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.25%
,
 05/12/28 ................. 3,791 3,748,790
19,895,987
Construction Materials — 0.0%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.46%
,
 01/15/27 ........... 3,511 3,461,877
New AMI I LLC, 1st Lien Term Loan, 03/08/29
(n)
1,586 1,527,456
Standard Industries, Inc., Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.79%
,
 09/22/28 2,610 2,601,844
Security
Par (000)
Par (000) Value
Construction Materials (continued)
TAMKO Building Products LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%), 3.30% -
4.01%
,
 05/29/26 ................. USD 854 $ 834,834
8,426,011
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc. , 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/01/27 ................. 11,486 11,414,495
Flex Acquisition Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 03/02/28 3,804 3,793,875
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.71%
,
 04/03/24 ................. 6,605 6,503,012
Pactiv Evergreen, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.25%), 3.71%
,
 02/05/26 1,004 976,269
Tosca Services, LLC, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.25%
,
 08/18/27
(c)
... 3,255 3,173,659
Trident TPI Holdings, Inc., Delayed Draw Term
Loan B3, 09/15/28
(n)
............... 107 104,992
Trident TPI Holdings, Inc., Term Loan
B3, (LIBOR USD 1 Month + 4.00%),
4.50%
,
 09/15/28 ................. 1,195 1,177,584
27,143,886
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.50%), 4.25%
,
 10/28/27
(a)
1,337 1,322,443
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 12/11/28 ................. 3,299 3,258,587
Ascend Learning LLC, 2nd Lien Term Loan,
12/10/29
(n)
..................... 1,629 1,616,782
Frontdoor, Inc., Term Loan B, (LIBOR USD 1
Month + 2.25%), 2.71%
,
 06/17/28 ..... 964 951,671
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.50%
,
 12/22/25 ................. 1,671 1,544,797
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 5.00%
,
 01/15/27 ........... 3,751 3,746,052
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
5.26%
,
 07/30/25 ................. 2,805 2,715,230
Voyage Australia Pty Ltd., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 07/20/28 ................. 1,196 1,181,555
Wand Newco 3, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.00%),
3.46%
,
 02/05/26 ................. 5,703 5,521,586
20,536,260
Diversified Financial Services — 1.0%
(a)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.50%
,
 02/16/28 4,501 4,454,277
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 03/10/28
(c)
1,186 1,181,530
Belron Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.25%), 2.56%
,
 10/30/26 .... 2,084 2,059,670
Belron Finance US LLC, Term Loan, (LIBOR
USD 3 Month + 2.25%), 2.69%
,
 11/13/25 . 1,300 1,288,396
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.25%
,
 04/13/28 ..... 7,491 7,429,367

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Castlelake Aviation One DAC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.58%
,
 10/22/26 ................. USD 3,201 $ 3,110,645
Colorado Plaza, Term Loan, (LIBOR USD 1
Month + 0.04%), 4.11%
,
 05/15/24
(c)
..... 7,906 7,273,412
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 ................. 9,164 9,106,597
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.50%
,
 04/07/28
(c)
................ 1,440 1,436,400
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
5.01%
,
 10/01/27
(c)
................ 10,303 10,276,999
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ..... 9,842 9,595,878
Houston Center, Term Loan, 12/09/22
(c)(n)
... 39,444 39,444,251
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 0.00%),
4.50%
,
 12/17/27 ................. 2,156 2,100,321
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.76%
,
 11/02/27 . 1,598 1,587,129
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.71%
,
 03/24/25 ................. 1,778 1,750,049
Medline Borrower LP, Term Loan, 10/23/28
(n)
8,143 8,057,453
Mercury Borrower, Inc., 1st Lien Term Loan,
08/02/28
(n)
..................... 4,916 4,872,668
OLA Netherlands BV, Term Loan, (LIBOR USD
3 Month + 6.25%), 7.00%
,
 12/15/26 .... 1,451 1,402,379
Park Avenue Tower, Term Loan, 03/09/24
(c)(n)
31,329 31,328,976
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 4.00%
,
 09/25/26 .... 3,460 3,427,039
RVR Dealership Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 02/08/28 ................. 1,164 1,107,416
SMG US Midco 2, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 2.50%), 2.80% -
2.96%
,
 01/23/25 ................. 2,985 2,865,868
Sotera Health Holdings, LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 12/11/26 ................. 3,147 3,102,407
The Vinoy St. Petersburg, Term Loan,
06/09/26
(c)(n)
.................... 10,645 10,552,670
Trans Union LLC, Term Loan B, (LIBOR USD +
1.75%), 2.21%
,
 11/16/26 ............ 1,522 1,497,869
Travelport Finance (Luxembourg) SARL, Term
Loan, (LIBOR USD 3 Month + 1.50%),
2.51%
,
 02/28/25 ................. 2,419 2,503,653
Travelport Finance SARL., 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.00%), 6.01% -
6.99%
,
 05/29/26 ................. 2,511 2,215,527
Unified Womens Healthcare LP, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/20/27 ................. 1,542 1,523,244
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 3.00%),
3.40%
,
 01/31/29 ................. 413 406,978
White Cap Supply Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.25%
,
 10/19/27 ................. 1,300 1,282,760
178,241,828
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.3%
(a)
Altice Financing SA, Term Loan
(LIBOR USD 3 Month + 2.75%),
2.99%, 07/15/25 ............... USD 949 $ 923,313
(LIBOR USD 3 Month + 2.75%),
2.99%, 01/31/26 ............... 3,040 2,923,961
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.51%
,
 08/14/26 .... 6,353 6,229,015
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 . 776 765,308
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26 .... 14,423 14,286,081
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 10/02/27 ................. 1,328 1,239,826
Frontier Communications Holdings, LLC, Term
Loan B, (LIBOR USD 1 Month + 3.75%),
4.81%
,
 05/01/28 ................. 2,700 2,655,071
Iridium Satellite LLC, Term Loan B2, (LIBOR
USD 1 Month + 2.50%), 3.25%
,
 11/04/26 . 2,232 2,211,893
Orbcomm, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 5.00%
,
 09/01/28 1,185 1,172,211
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
2.90%
,
 01/31/28 ................. 1,717 1,693,954
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
3.65%
,
 01/31/29 ................. 2,990 2,969,459
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.46%
,
 03/09/27 13,744 13,362,417
50,432,509
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.46%
,
 01/15/25 ................. 1,584 1,554,585
Edgewater Generation LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.21%
,
 12/13/25 ................. 1,323 1,216,705
2,771,290
Electrical Equipment — 0.0%
(a)
Arcline FM Holdings, LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 06/23/28 ................. 2,643 2,604,189
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 02/12/25 596 587,338
3,191,527
Entertainment — 0.1%
(a)
AMC Entertainment Holdings, Inc., Term Loan
B1, 04/22/26
(n)
................... 1,804 1,605,040
City Football Group Ltd., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 07/21/28 2,963 2,900,036
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/03/24 ................. 2,969 2,925,434
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
2.25%
,
 10/19/26 ................. 3,001 2,926,046
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 3.21%
,
 03/13/28 3,453 3,397,387
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.71%
,
 05/30/25 ................. 87 85,558

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Entertainment (continued)
William Morris Endeavor Entertainment, LLC
(IMG Worldwide Holdings, LLC), First
Lien Term Loan, (LIBOR USD + 2.75%),
3.21%
,
 05/18/25 ................. USD 5,820 $ 5,711,912
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 2.58%
,
 01/20/28 907 897,155
20,448,568
Food & Staples Retailing — 0.0%
US Foods, Inc., Term Loan B
(a)
 09/13/26
(n)
..................... 2,403 2,351,481
(LIBOR USD 3 Month + 2.75%),
3.26%, 11/22/28 ............... 2,617 2,583,589
4,935,070
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.21%
,
 10/01/25 ................. 3,059 2,646,322
B&G Foods, Inc., Term Loan B4, (LIBOR USD
1 Month + 2.50%), 2.96%
,
 10/10/26 .... 218 213,815
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.50%
,
 10/25/27 ..... 3,763 3,692,149
Froneri International Limited, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.25%),
2.71%
,
 01/29/27 ................. 7,627 7,478,187
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%
,
 08/03/25 ................. 1,669 1,645,093
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 3 Month + 2.25%),
2.76%
,
 05/15/24 ................. 494 487,750
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 06/08/28 ................. 2,317 2,288,916
Triton Water Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.51%
,
 03/31/28 ................. 11,141 10,848,642
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.46%
,
 01/20/28 ................. 3,338 3,286,233
32,587,107
Health Care Equipment & Supplies — 0.0%
(a)
Chariot Buyer LLC, 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.51%
,
 11/03/28 . 3,433 3,387,238
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 05/04/28
(c)
.... 896 889,506
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.23%
,
 06/30/25 ................. 3,386 3,369,967
7,646,711
Health Care Providers & Services — 0.2%
(a)
Change Healthcare Holdings, Inc. , Term Loan,
(LIBOR USD + 2.50%), 3.50%
,
 03/01/24 . 2,985 2,965,000
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.51% - 5.00%
,
 09/29/28 ........... 1,023 1,012,314
Electron Bidco, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/01/28 ................. 4,340 4,286,756
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.21%
,
 10/10/25 2,866 1,896,418
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
5.50%
,
 02/04/27 ................. USD 7,112 $ 7,078,188
EyeCare Partners LLC, 1st Lien Term Loan
(LIBOR USD 3 Month + 3.75%),
4.76%, 02/18/27 ............... 5,327 5,250,267
(LIBOR USD 3 Month + 3.75%),
4.76%, 11/15/28 ............... 885 874,060
EyeCare Partners LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.76%
,
 11/15/29 ................. 606 602,847
EyeCare Partners LLC, Delayed Draw 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.75%),
4.76%
,
 11/15/28 ................. 221 218,515
MED ParentCo LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.71%
,
 08/31/26 2,053 2,028,245
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 11/01/28 ................. 3,915 3,875,774
Medical Solutions Holdings, Inc., Delayed Draw
1st Lien Term Loan, 11/01/28
(n)
........ 746 738,243
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 02/14/25 ................. 74 73,588
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 3.75%
,
 12/22/28 2,449 2,433,427
33,333,642
Health Care Technology — 0.1%
(a)
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.50%
,
 06/02/28 ................. 4,199 4,164,409
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.46%
,
 08/27/25 5,655 5,626,894
9,791,303
Hotels, Restaurants & Leisure — 0.5%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
2.21%
,
 11/19/26 ................. 2,721 2,659,298
Bally's Corporation, Term Loan B, 10/02/28
(n)
1,445 1,436,344
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
3.21%
,
 12/23/24 ................. 6,363 6,323,018
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
3.96%
,
 07/21/25 ................. 5,078 5,054,826
CML La Quinta Resort, Term Loan, (LIBOR
USD 1 Month + 0.03%), 0.00%
,
 12/08/24
(c)
10,600 10,600,000
CML Lake Tahoe Resort Hotel, Term Loan,
10/25/26
(c)(n)
.................... 5,102 5,102,323
Equinox Holdings Inc., 1st Lien Term Loan,
(LIBOR USD + 3.00%), 4.01%
,
 03/08/24 . 8,613 8,078,589
Fertitta Entertainment LLC, Term Loan B,
01/27/29
(n)
..................... 6,380 6,340,369
Flutter Entertainment plc, Term Loan, (LIBOR
USD + 2.25%), 3.26%
,
 07/21/26 ...... 2,081 2,061,939
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
2.21%
,
 11/30/23 ................. 1,948 1,939,387
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 1 Month + 12.00%),
13.00%
,
 10/04/23
(c)
............... 312 330,812

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Hilton Washington Dupont Hotel, Term
Loan, (LIBOR USD 1 Month + 0.04%),
3.50%
,
 04/01/24
(c)
................ USD 14,633 $ 13,462,101
IRB Holding Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 3.76%
,
 02/05/25 .... 2,672 2,648,860
Packers Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 03/09/28 3,632 3,573,191
Scientific Games International, Inc., Term
Loan B5, (LIBOR USD 1 Month + 2.75%),
3.21%
,
 08/14/24 ................. 1,512 1,505,064
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
2.71%
,
 02/08/27 ................. 2,402 2,366,796
Whatabrands LLC, Term Loan B, (LIBOR USD
1 Month + 3.25%), 3.75%
,
 08/03/28 .... 3,690 3,641,343
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
2.21%
,
 05/30/25 ................. 965 955,588
78,079,848
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 4.25%), 4.75%
,
 05/17/28 5,806 5,222,261
Hunter Douglas Holding BV, Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 02/26/29 ................. 2,698 2,640,667
Serta Simmons Bedding LLC, Term Loan
(LIBOR USD 1 Month + 7.50%),
8.50%, 08/10/23 ............... 1,922 1,864,153
Snap One Holdings Corp., Term Loan, (LIBOR
USD 3 Month + 4.50%), 5.51%
,
 12/08/28 1,715 1,680,550
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
4.00%
,
 10/30/27 ................. 1,303 1,260,137
12,667,768
Household Products — 0.0%
(a)
Pilot Travel Centers LLC, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.46%
,
 08/04/28 1,693 1,667,732
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 2.50%
,
 03/03/28 638 628,398
2,296,130
Independent Power and Renewable Electricity Producers — 0.0%
Constellation Renewables LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.50%
,
 12/15/27
(a)
................ 1,565 1,548,352
Industrial Conglomerates — 0.0%
Sheraton Austin, Term Loan, 01/01/28
(a)(c)(n)
.. 8,491 8,393,606
Insurance — 0.3%
(a)
Alliant Holdings Intermediate LLC, Term Loan
(LIBOR USD + 3.25%), 3.71%, 05/09/25 . 6,302 6,226,444
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 11/05/27 ................. 6,986 6,932,523
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 3.00%
,
 02/19/28 .... 5,816 5,714,516
AssuredPartners, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
3.96%, 02/12/27 ............... 3,796 3,744,346
(LIBOR USD 1 Month + 3.50%),
4.00%, 02/12/27 ............... 1,378 1,360,280
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 5.71%
,
 01/31/28 3,051 2,986,929
Security
Par (000)
Par (000) Value
Insurance (continued)
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 5.71%
,
 01/20/29 USD 2,713 $ 2,648,566
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 3.71%
,
 12/23/26 ..... 2,381 2,326,265
Hub International Limited, Term Loan, (LIBOR
USD + 3.00%), 3.27%
,
 04/25/25 ...... 1,615 1,595,354
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 04/25/25 9,058 8,992,348
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 09/01/27 2,268 2,249,559
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.25%),
3.71%, 12/31/25 ............... 5,716 5,652,097
(LIBOR USD 1 Month + 3.75%),
4.21%, 09/03/26 ............... 1,984 1,968,041
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ............... 918 911,449
USI, Inc., Term Loan
(LIBOR USD 3 Month + 3.00%),
4.01%, 05/16/24 ............... 5,089 5,050,493
(LIBOR USD 3 Month + 3.25%),
4.26%, 12/02/26 ............... 254 251,825
58,611,035
Interactive Media & Services — 0.2%
(a)
Adevinta ASA, Facility Term Loan B2, (LIBOR
USD 3 Month + 2.75%), 3.76%
,
 06/26/28 4,337 4,266,076
Arches Buyer Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 12/06/27 ..... 2,673 2,624,939
Camelot US Acquisition 1 Co., Term Loan
(LIBOR USD 1 Month + 3.00%),
3.46%, 10/30/26 ............... 5,042 4,980,649
(LIBOR USD 1 Month + 3.00%),
4.00%, 10/30/26 ............... 10,536 10,424,405
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 3.21%
,
 10/10/25 .... 3,776 3,740,405
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 ................. 1,235 1,210,535
27,247,009
Internet & Direct Marketing Retail — 0.1%
(a)
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.25%
,
 11/08/27 ................. 5,635 5,598,677
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.96%
,
 02/12/27 ........... 5,839 5,715,122
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 4.75%
,
 02/12/27
(c)
......... 435 431,554
11,745,353
IT Services — 0.1%
(a)
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.51%
,
 09/19/25 ................. 805 799,341
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.13%), 3.58%
,
 11/03/23 ...... 2,755 2,736,101
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 3.46%
,
 11/03/24 ...... 2,669 2,631,762
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 07/30/27 5,280 5,231,653
Go Daddy Operating Co. LLC, Term Loan
B, (LIBOR USD 1 Month + 2.00%),
2.45%
,
 08/10/27 ................. 3,819 3,781,543

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
IT Services (continued)
Ion Trading Finance Ltd., Term Loan, (LIBOR
USD 1 Month + 4.75%), 5.21%
,
 04/01/28 USD 723 $ 715,915
Maximus, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.50%
,
 05/28/28 ..... 1,557 1,542,584
Presidio Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.80% -
3.96%
,
 01/22/27 ................. 939 932,226
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 05/05/26 1,744 1,724,510
Trader Interactive LLC, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.50%
,
 07/28/28
(c)
1,004 989,007
Venga Finance SARL, Term Loan, 12/04/28
(n)
1,029 997,435
Virtusa Corp., Term Loan B, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 02/11/28
(c)
..... 1,349 1,335,876
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 2.71%
,
 03/31/28 .......... 1,040 1,025,581
ZoomInfo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.46%
,
 02/02/26 389 387,055
24,830,589
Leisure Products — 0.0%
Fender Musical Instruments Corp., Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.50%
,
 12/01/28
(a)
................ 1,554 1,538,805
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 11/21/24 . 387 382,553
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 2.75%
,
 11/08/27 . 3,860 3,824,419
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
2.50%
,
 02/22/28
(c)
................ 2,927 2,919,517
Icon plc, Term Loan, (LIBOR USD 3 Month +
2.25%), 3.31%
,
 07/03/28 ........... 1,077 1,070,468
ICON plc, Term Loan, (LIBOR USD 3 Month +
2.25%), 3.31%
,
 07/03/28 ........... 4,321 4,296,460
Iqvia, Inc., Term Loan B1, (LIBOR USD 1
Month + 1.75%), 2.21%
,
 03/07/24 ..... 1,996 1,976,526
Maravai Intermediate Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.00%),
3.14%
,
 10/19/27
(c)
................ 1,692 1,683,418
Phoenix Newco, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 11/15/28 ................. 5,807 5,759,788
21,913,149
Machinery — 0.3%
(a)
Albion Financing 3 SARL, Term Loan, (LIBOR
USD 3 Month + 5.25%), 5.75%
,
 07/31/26 1,868 1,848,084
ASP Blade Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.50%
,
 10/13/28 1,427 1,405,952
Clark Equipment Co., Term Loan, (LIBOR USD
3 Month + 2.25%), 3.26%
,
 05/18/24 .... 1,620 1,613,307
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.75%), 3.81%
,
 05/14/28 394 386,399
Filtration Group Corp., Term Loan
(LIBOR USD 1 Month + 3.00%),
3.21%, 03/31/25 ............... 3,467 3,412,041
(LIBOR USD 1 Month + 3.50%),
4.00%, 10/21/28 ............... 1,647 1,626,286
Fluidra SA, Term Loan, 01/29/29
(n)
....... 558 552,445
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 3.25%
,
 03/31/27 .... 3,775 3,716,454
Security
Par (000)
Par (000) Value
Machinery (continued)
Husky Injection Molding Systems Ltd., Term
Loan, 03/28/25
(n)
................. USD 14,048 $ 13,722,035
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
2.21%
,
 03/01/27 ................. 1,696 1,665,564
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 4.52%
,
 06/21/28 ..... 5,821 5,728,607
SPX Flow, Inc., Term Loan, 03/16/29
(n)
..... 2,382 2,318,472
TK Elevator Midco GmbH, Facility Term
Loan B1, (LIBOR USD 6 Month + 3.50%),
4.02%
,
 07/30/27 ................. 5,596 5,536,159
Vertiv Group Corp., Term Loan B, 03/02/27
(n)
5,741 5,590,144
49,121,949
Media — 0.4%
(a)
AVSC Holding Corp., 1st Lien Term Loan
(LIBOR USD 3 Month + 3.25%),
4.50%, 03/03/25 ............... 8,436 7,935,799
5.00%, 10/15/26
(o)
................ 2,712 3,127,641
Cable One, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 2.46%
,
 05/03/28 ..... 1,238 1,217,845
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
2.21%
,
 04/30/25 ................. 3,336 3,319,426
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.80%
,
 08/21/26 ................. 13,632 13,386,681
CMG Media Corp., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.50%),
3.96%
,
 12/17/26 ................. 1 496
CSC Holdings LLC, Term Loan
(LIBOR USD 1 Month + 2.25%),
2.65%, 07/17/25 ............... 2,675 2,626,773
(LIBOR USD 1 Month + 2.50%),
2.90%, 04/15/27 ............... 1,693 1,661,137
DirectTV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 5.75%
,
 08/02/27 9,081 9,060,546
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.06%
,
 11/12/27 ................. 2,001 1,973,257
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23 ................. 6,296 5,975,556
Midcontinent Communications, Term
Loan, (LIBOR USD 1 Month + 1.75%),
2.21%
,
 08/15/26 ................. 1,180 1,177,924
Nexstar Media, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.50%), 2.96%
,
 09/18/26 863 858,582
Sinclair Television Group, Inc., Term Loan
B3, (LIBOR USD 1 Month + 3.00%),
3.46%
,
 04/01/28 ................. 681 663,143
Trader Corporation, 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.00%),
4.00%
,
 09/28/23
(c)
................ 4,660 4,613,692
Voyage Digital Ltd., Term Loan B, 03/03/29
(c)(n)
1,533 1,502,340
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
2.90%
,
 04/30/28 ................. 2,902 2,855,307
61,956,145

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.00%
,
 11/01/25
(c)
.......... USD 2,183 $ 2,330,353
Freeport LNG investments LLLP, Term Loan B,
12/21/28
(n)
..................... 4,856 4,816,499
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.21%
,
 06/28/24
(c)
41 24,644
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 1.00%), 1.21%
,
 06/30/25 392 194,340
Lucid Energy Group II Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 11/24/28 ................. 3,609 3,575,028
Medallion Midland Acquisition LLC, Term Loan,
10/18/28
(n)
..................... 3,615 3,572,090
Murphy Oil USA, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 2.25%
,
 01/31/28
(c)
909 909,130
Oryx Midstream Services Permian Basin LLC,
Term Loan, 10/05/28
(n)
............. 6,032 5,977,333
21,399,417
Personal Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
4.76%
,
 10/01/26
(a)
................ 11,261 11,176,892
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 05/04/25 ................. 2,889 2,840,671
Bausch Health Companies, Inc., Term Loan,
(LIBOR USD + 3.00%), 3.46%
,
 06/02/25 . 5,478 5,427,860
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.46%
,
 11/15/27 ................. 1,516 1,488,452
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 05/05/28 2,941 2,927,191
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month + 7.00%),
7.50%
,
 11/01/29 ................. 1,349 1,295,040
Organon & Co., Term Loan, (LIBOR USD 3
Month + 3.00%), 3.56%
,
 06/02/28 ..... 2,287 2,272,709
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(n)
............. 499 488,246
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.01%
,
 11/18/27 ................. 4,429 4,336,344
Prestige Brands, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 07/03/28 671 667,632
21,744,145
Professional Services — 0.2%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 3.25%
,
 02/04/28 ..... 4,130 4,061,222
CoreLogic, Inc., 1st Lien Term Loan, 06/02/28
(n)
8,409 8,298,422
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.70%
,
 02/06/26 ................. 7,565 7,485,346
Dun & Bradstreet Corp. (The), Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
3.56%
,
 01/18/29
(c)
................ 1,497 1,482,030
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.21%
,
 07/11/25 ................. 3,670 3,622,602
Nielsen Finance LLC, Term Loan, (LIBOR USD
1 Month + 2.00%), 2.31%
,
 10/04/23 .... —
(p)
53
Security
Par (000)
Par (000) Value
Professional Services (continued)
Trans Union LLC, Term Loan B6, (LIBOR USD
1 Month + 2.25%), 2.75%
,
 12/01/28 .... USD 4,577 $ 4,536,778
29,486,453
Road & Rail — 0.0%
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.96%
,
 02/25/27
(a)
5,666 5,637,714
Semiconductors & Semiconductor Equipment — 0.0%
Synaptics, Inc., Term Loan, (LIBOR USD 3
Month + 2.25%), 2.75%
,
 12/02/28
(a)
.... 831 826,413
Software — 1.1%
(a)
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD + 3.00%), 3.50% -
5.50%
,
 09/19/24 ................. 5,118 5,078,308
Barracuda Networks, Inc., 1st Lien Term Loan,
(LIBOR USD + 3.75%), 4.73%
,
 02/12/25 . 5,639 5,607,534
Boxer Parent Co. Inc., Term Loan, (LIBOR USD
3 Month + 3.75%), 4.76%
,
 10/02/25 .... 5,663 5,623,697
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.25%
,
 10/08/28 6,622 6,530,948
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 6.50%
,
 10/08/29
(c)
2,431 2,388,457
ConnectWise LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.00%
,
 09/29/28 ..... 826 819,323
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 12/01/27 6,781 6,663,317
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28 779 762,119
E2open LLC, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.00%
,
 02/04/28 .......... 446 439,293
Epicor Software Corp. 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 ................. 2,963 3,018,556
Greeneden US Holdings I LLC, Term Loan,
(LIBOR USD 1 Month + 4.00%), 4.75% -
4.98%
,
 12/01/27 ................. 11,287 11,258,748
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
5.25%
,
 03/11/28 ................. 8,999 8,903,657
Instructure Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 2.75%), 3.27%
,
 10/30/28
(c)
1,047 1,041,765
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.00%),
5.75%
,
 07/27/28 ................. 7,636 7,565,231
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.25%),
9.00%
,
 07/27/29 ................. 4,649 4,596,699
MH Sub I LLC, 1st Lien Term Loan
(LIBOR USD 1 Month + 3.50%),
3.96%, 09/13/24 ............... 10,517 10,375,259
(LIBOR USD 1 Month + 3.75%),
4.75%, 09/13/24 ............... 5,628 5,558,665
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.71%
,
 02/23/29 4,512 4,461,240
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.01%
,
 12/17/27 ................. 7,269 7,168,837
Proofpoint, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 3.76%
,
 08/31/28 4,269 4,218,880
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 04/24/28 19,265 19,021,784

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Software (continued)
Sabre GLBL, Inc., Term Loan B1, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 12/17/27 .... USD 746 $ 736,566
Sabre GLBL, Inc., Term Loan B2, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 12/17/27 .... 1,189 1,174,129
Severin Acquisition, LLC, 1st Lien Term Loan,
(LIBOR USD + 3.00%), 3.45%
,
 08/01/25 . 7,638 7,540,068
Sophia LP, 1st Lien Term Loan B, (LIBOR USD
3 Month + 3.25%), 4.26%
,
 10/07/27 .... 11,263 11,139,096
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
2.21%
,
 04/16/25 ................. 1,849 1,818,379
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
2.21%
,
 04/16/25 ................. 1,501 1,476,092
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.71%
,
 03/03/28 ................. 5,559 5,539,258
UKG Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 3.75%), 4.76%
,
 05/04/26 ..... 9,016 8,972,453
UKG, Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 4.21%
,
 05/04/26 ..... 9,652 9,564,028
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 6.21%
,
 05/03/27 ..... 2,497 2,474,371
Veritas US Inc., Term Loan B, 09/01/25
(n)
... 11,411 10,646,449
VS Buyer, LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.46%
,
 02/28/27 ..... 3,340 3,304,301
185,487,507
Specialty Retail — 0.2%
(a)
EG Group Ltd., Facility Term Loan
(LIBOR USD 3 Month + 4.00%),
5.00%, 02/07/25 ............... 2,167 2,128,188
(LIBOR USD 3 Month + 4.25%),
4.75%, 03/31/26 ............... 3,803 3,741,228
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 05/04/28 ........... 5,676 5,633,107
Optiv, Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 02/01/24 ..... 1,820 1,775,133
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ...... 11,321 11,273,901
Restoration Hardware, Inc., Term Loan, (LIBOR
USD 1 Month + 2.50%), 3.00%
,
 10/20/28 1,524 1,494,128
SRS Distribution, Inc., Term Loan, (LIBOR USD
1 Month + 3.50%), 4.00% - 4.02%
,
 06/02/28 5,536 5,462,583
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.68%
,
 12/21/27 ................. 692 685,955
32,194,223
Textiles, Apparel & Luxury Goods — 0.0%
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/24/28
(a)
................ 1,360 1,345,997
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, Term Loan B, (LIBOR USD 1
Month + 2.50%), 2.95%
,
 07/27/28 ..... 7,044 6,973,119
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 01/31/28 ................. 4,473 4,389,336
SRS Distribution, Inc., Term Loan, 06/02/28
(n)
687 677,429
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
TMK Hawk Parent, Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.50%
,
 05/30/24 USD 1,587 $ 1,502,474
TMK Hawk Parent, Corp., Term Loan B,
(LIBOR USD 1 Month + 0.00%), 0.00% -
4.50%
,
 08/28/24 ................. 5,135 4,351,576
17,893,934
Transportation Infrastructure — 0.1%
(a)
CML ST Regis Aspen, Term Loan, (LIBOR USD
3 Month + 0.00%), 0.00%
,
 01/01/28
(c)
... 11,715 11,543,118
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.50%
,
 09/22/28 ................. 1,030 1,015,765
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.25%
,
 09/21/29 ................. 421 417,582
12,976,465
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.50%
,
 05/27/24 ................. 3,696 3,511,115
Gogo Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 04/30/28 ................. 6,276 6,220,955
MetroNet Systems Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 06/02/28 ................. 858 847,771
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 2.21%
,
 04/11/25 . 1,684 1,661,116
12,240,957
Total Floating Rate Loan Interests — 8.0%
(Cost: $1,396,409,159) ........................... 1,382,648,506
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile, 3.75%
,
01/15/31
(b)
..................... 1,175 1,175,000
China — 0.0%
Industrial & Commercial Bank of China Ltd.,
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.37%), 3.20%
(a)
(d)(k)
.......................... 3,620 3,534,025
Colombia — 0.1%
Ecopetrol SA
5.38%, 06/26/26 ................. 4,642 4,694,339
4.63%, 11/02/31 ................. 4,060 3,674,300
8,368,639
Dominican Republic — 0.0%
Banco de Reservas de la Republica
Dominicana, 7.00%
,
02/01/23
(d)
....... 3,817 3,874,255
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(d)
......... EUR 700 686,167
France — 0.0%
Electricite de France SA
(a)(d)(k)
(EUR Swap Annual 5 Year + 3.37%), 2.87% 600 617,168
(EUR Swap Annual 5 Year + 3.20%), 3.00% 1,000 1,026,047
(EUR Swap Annual 5 Year + 3.97%), 3.38% 3,000 2,982,726
4,625,941

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Greece — 0.0%
Public Power Corp. SA, 3.38%
,
07/31/28
(d)
.. EUR 495 $ 497,483
Indonesia — 0.0%
(d)
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25 ................. USD 1,433 1,383,003
Pertamina Persero PT, 3.10%
,
08/27/30 ... 4,972 4,705,302
6,088,305
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA
(d)
3.63%, 09/24/24 ................. EUR 100 106,753
2.63%, 04/28/25 ................. 725 753,909
1.88%, 01/09/26 ................. 100 100,116
Poste Italiane SpA, (EURIBOR Swap Rate 5
Year + 2.68%), 2.62%
(a)(d)(k)
.......... 1,275 1,229,238
2,190,016
Mexico — 0.2%
Comision Federal de Electricidad, 4.69%
,
05/15/29
(b)
..................... USD 2,664 2,628,702
Petroleos Mexicanos
6.50%, 03/13/27 ................. 5,226 5,287,406
5.95%, 01/28/31 ................. 7,374 6,798,459
6.70%, 02/16/32 ................. 9,512 9,036,400
7.69%, 01/23/50 ................. 4,135 3,597,450
27,348,417
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(d)
......... 1,780 1,152,746
Panama — 0.1%
Aeropuerto Internacional de Tocumen SA
(b)
4.00%, 08/11/41 ................. 5,506 5,023,537
5.13%, 08/11/61 ................. 2,565 2,338,639
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
............. 2,960 2,852,700
10,214,876
Qatar — 0.0%
Qatar Petroleum, 3.30%
,
07/12/51
(b)
...... 4,029 3,706,680
Saudi Arabia — 0.0%
Saudi Arabian Oil Co.
(b)
1.25%, 11/24/23 ................. 330 322,162
2.25%, 11/24/30 ................. 565 516,975
839,137
Total Foreign Agency Obligations — 0.4%
(Cost: $79,185,662) .............................. 74,301,687
Foreign Government Obligations
Bahrain — 0.1%
Kingdom of Bahrain
7.00%, 01/26/26
(d)
................ 1,436 1,552,495
4.25%, 01/25/28
(b)
................ 2,115 2,043,619
7.38%, 05/14/30
(d)
................ 1,445 1,565,838
5.45%, 09/16/32
(d)
................ 5,436 5,184,585
10,346,537
Brazil — 0.1%
Federative Republic of Brazil
4.63%, 01/13/28 ................. 6,631 6,661,254
3.88%, 06/12/30 ................. 6,355 5,857,721
12,518,975
Security
Par (000)
Par (000) Value
Chile — 0.1%
Republic of Chile
2.55%, 07/27/33 ................. USD 3,955 $ 3,604,983
3.50%, 01/31/34 ................. 1,275 1,263,525
3.10%, 05/07/41 ................. 7,033 6,224,205
4.34%, 03/07/42 ................. 3,318 3,407,586
4.00%, 01/31/52 ................. 1,095 1,079,122
15,579,421
Colombia — 0.1%
Republic of Colombia
8.13%, 05/21/24 ................. 4,414 4,792,776
3.88%, 04/25/27 ................. 2,562 2,466,406
4.50%, 03/15/29 ................. 3,308 3,183,537
3.00%, 01/30/30 ................. 5,589 4,798,855
3.25%, 04/22/32 ................. 2,205 1,847,790
4.13%, 05/15/51 ................. 1,110 837,911
17,927,275
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(d)
................ 2,355 2,372,663
5.50%, 02/22/29
(b)
................ 3,020 2,982,816
4.50%, 01/30/30
(b)
................ 4,407 4,047,003
4.88%, 09/23/32
(b)
................ 4,650 4,213,481
6.00%, 02/22/33
(b)
................ 1,805 1,756,829
5.30%, 01/21/41
(d)
................ 1,898 1,649,244
6.40%, 06/05/49
(d)
................ 3,800 3,552,525
20,574,561
Egypt — 0.0%
Arab Republic of Egypt
(b)
5.25%, 10/06/25 ................. 2,689 2,581,440
6.38%, 04/11/31 ................. EUR 2,861 2,702,103
5,283,543
Guatemala — 0.1%
Republic of Guatemala
5.38%, 04/24/32
(b)
................ USD 1,693 1,770,561
3.70%, 10/07/33
(d)
................ 2,891 2,669,296
4.65%, 10/07/41
(b)
................ 5,981 5,552,237
9,992,094
Indonesia — 0.1%
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara
(d)
6.15%, 05/21/48 ................. 1,400 1,560,825
4.88%, 07/17/49 ................. 1,800 1,728,338
Republic of Indonesia
4.75%, 01/08/26
(d)
................ 4,508 4,787,778
3.50%, 01/11/28 ................. 1,220 1,252,635
4.10%, 04/24/28 ................. 4,070 4,321,322
4.75%, 02/11/29 ................. 1,527 1,687,503
5.13%, 01/15/45
(d)
................ 3,000 3,319,080
18,657,481
Israel — 0.0%
State of Israel Government Bond, 3.38%
,
01/15/50 ...................... 2,614 2,477,255
Ivory Coast — 0.0%
Republic of Cote d'Ivoire, 6.38%
,
03/03/28
(d)
. 2,557 2,595,834
Mexico — 0.1%
United Mexican States
4.50%, 04/22/29 ................. 5,024 5,297,808
4.75%, 03/08/44 ................. 2,402 2,371,975
4.35%, 01/15/47 ................. 8,830 8,185,410
4.50%, 01/31/50 ................. 2,560 2,417,920

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Mexico (continued)
4.40%, 02/12/52 ................. USD 1,655 $ 1,523,428
19,796,541
Mongolia — 0.0%
State of Mongolia, 5.13%
,
04/07/26
(d)
..... 2,067 2,036,222
Morocco — 0.1%
Kingdom of Morocco
(b)
3.00%, 12/15/32 ................. 5,575 4,808,438
4.00%, 12/15/50 ................. 5,807 4,638,341
9,446,779
Nigeria — 0.0%
Federal Republic of Nigeria, 8.38%
,
03/24/29
(b)
2,335 2,343,756
Oman — 0.1%
Oman Government Bond
(d)
4.75%, 06/15/26 ................. 1,220 1,224,575
7.38%, 10/28/32 ................. 2,230 2,536,625
6.50%, 03/08/47 ................. 1,458 1,428,840
6.75%, 01/17/48 ................. 3,627 3,613,399
7.00%, 01/25/51 ................. 1,720 1,756,550
10,559,989
Pakistan — 0.0%
Islamic Republic of Pakistan, 7.38%
,
04/08/31
(d)
2,265 1,665,024
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ................. 1,187 1,213,930
2.25%, 09/29/32 ................. 3,918 3,465,716
3.30%, 01/19/33 ................. 1,360 1,304,240
4.50%, 05/15/47 ................. 4,610 4,592,136
4.50%, 04/01/56 ................. 1,320 1,296,323
4.50%, 01/19/63 ................. 1,310 1,261,530
13,133,875
Paraguay — 0.1%
Republic of Paraguay
5.00%, 04/15/26
(d)
................ 4,144 4,319,602
4.95%, 04/28/31
(b)
................ 5,265 5,512,784
2.74%, 01/29/33
(b)
................ 5,498 4,851,298
5.60%, 03/13/48
(d)
................ 2,568 2,624,656
5.40%, 03/30/50
(b)
................ 4,031 4,054,430
5.40%, 03/30/50
(d)
................ 2,075 2,087,061
23,449,831
Peru — 0.1%
Peru Government Bond, 1.86%
,
12/01/32 .. 2,600 2,226,737
Republic of Peru
7.35%, 07/21/25 ................. 2,094 2,371,848
4.13%, 08/25/27 ................. 3,060 3,180,105
3.00%, 01/15/34 ................. 1,065 997,905
3.30%, 03/11/41 ................. 2,230 2,029,300
10,805,895
Philippines — 0.1%
Republic of Philippines
3.75%, 01/14/29 ................. 5,221 5,436,940
2.95%, 05/05/45 ................. 4,573 3,973,297
4.20%, 03/29/47 ................. 4,972 5,183,310
14,593,547
Qatar — 0.0%
State of Qatar, 4.00%
,
03/14/29
(b)
........ 6,825 7,285,688
Romania — 0.1%
Romania Government Bond
3.00%, 02/14/31
(b)
................ 2,470 2,287,838
3.63%, 03/27/32
(b)
................ 4,026 3,809,602
Security
Par (000)
Par (000) Value
Romania (continued)
4.00%, 02/14/51
(d)
................ USD 2,552 $ 2,233,000
8,330,440
Russia — 0.0%
Russian Federation, 4.25%
,
06/23/27
(d)
.... 2,400 552,000
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
3.63%, 03/04/28
(d)
................ 2,470 2,537,925
4.38%, 04/16/29
(b)
................ 2,945 3,180,600
3.25%, 11/17/51
(d)
................ 5,786 5,091,680
10,810,205
South Africa — 0.0%
Republic of South Africa
4.88%, 04/14/26 ................. 2,503 2,537,103
5.75%, 09/30/49 ................. 3,023 2,636,245
5,173,348
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri Lanka
(d)
6.85%, 03/14/24 ................. 4,647 2,277,541
6.35%, 06/28/24 ................. 4,812 2,358,409
7.85%, 03/14/29 ................. 2,972 1,404,597
7.55%, 03/28/30 ................. 3,722 1,759,055
7,799,602
Ukraine — 0.0%
Ukraine Government Bond
8.99%, 02/01/24
(d)
................ 3,160 1,390,400
9.75%, 11/01/28
(d)
................ 3,073 1,290,660
7.25%, 03/15/33
(b)
................ 1,548 638,550
3,319,610
Uruguay — 0.0%
Oriental Republic of Uruguay
4.38%, 10/27/27 ................. 2,139 2,265,772
5.10%, 06/18/50 ................. 2,123 2,513,113
4,778,885
Total Foreign Government Obligations — 1.6%
(Cost: $294,950,952) ............................. 271,834,213
Shares
Shares
Investment Companies
iShares Core Dividend Growth ETF
(q)
..... 3,100,737 165,610,363
iShares iBoxx $ High Yield Corporate Bond
ETF
(q)(r)
........................ 4,111,785 338,358,788
MPLX LP ........................ 63,088 2,093,260
Western Midstream Partners LP ......... 45,302 1,142,516
Total Investment Companies — 2.9%
(Cost: $498,906,192) ............................. 507,204,927
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.4%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 2.80%, 11/25/35 1,536 1,405,355
Series 2005-8, Class 7A2, (LIBOR USD 1
Month + 0.56%), 1.02%, 11/25/35 ... 847 840,165
Series 2005-9, Class 5A1, (LIBOR USD 1
Month + 0.54%), 1.00%, 11/25/35 ... 622 626,052

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 1.65%), 1.79%, 06/25/35
(a)
... USD 440 $ 412,023
Series 2005-36, Class 2A1A, (LIBOR USD 1
Month + 0.62%), 1.08%, 08/25/35
(a)
.. 1,306 1,164,654
Series 2005-61, Class 1A1, (LIBOR USD 1
Month + 0.52%), 0.98%, 12/25/35
(a)
.. 182 175,031
Series 2005-63, Class 3A3, 2.80%,
11/25/35
(a)
................... 2,114 2,005,992
Series 2005-63, Class 5A1, 3.36%,
12/25/35
(a)
................... 64 62,773
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 .................... 55 53,510
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 1.06%, 01/25/36
(a)
.. 2,076 1,829,300
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.00%), 1.14%,
02/25/36
(a)
................... 4,160 3,913,456
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 .................... 688 500,932
Series 2006-15CB, Class A1, 6.50%,
06/25/36 .................... 1,039 686,825
Series 2006-20CB, Class A9, 6.00%,
07/25/36 .................... 485 291,819
Series 2006-2CB, Class A6, 5.50%,
03/25/36 .................... 749 428,607
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 .................... 2,767 1,667,502
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 .................... 1,806 1,306,110
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 .................... 852 601,580
Series 2006-9T1, Class A7, 6.00%, 05/25/36 323 185,186
Series 2006-J7, Class 2A1, (Cost of Funds
for the 11th District of San Francisco +
1.50%), 1.72%, 11/20/46
(a)
........ 4,079 3,078,610
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,287 742,388
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 1.87%,
11/25/46
(a)
................... 5,352 4,538,387
Series 2006-OA14, Class 2A1, (LIBOR USD
1 Month + 0.38%), 0.84%, 11/25/46
(a)
. 3,679 3,327,623
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 0.99%,
11/25/46
(a)
................... 7,446 6,659,470
Series 2006-OA16, Class A2, (LIBOR USD
1 Month + 0.38%), 0.84%, 10/25/46
(a)
. 324 308,897
Series 2006-OA2, Class A1, (LIBOR USD 1
Month + 0.42%), 0.87%, 05/20/46
(a)
.. 1,396 1,241,518
Series 2006-OA3, Class 2A1, (LIBOR USD
1 Month + 0.42%), 0.88%, 05/25/36
(a)
. 7,612 6,882,708
Series 2006-OA8, Class 1A1, (LIBOR USD
1 Month + 0.38%), 0.84%, 07/25/46
(a)
. 9,811 8,955,451
Series 2007-12T1, Class A22, 5.75%,
06/25/37 .................... 1,917 1,200,748
Series 2007-12T1, Class A5, 6.00%,
06/25/37 .................... 425 274,667
Series 2007-15CB, Class A7, 6.00%,
07/25/37 .................... 265 206,804
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 .................... 234 168,796
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,185 792,065
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-19, Class 1A8, 6.00%, 08/25/37 USD 577 $ 385,371
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,210 1,994,643
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 .................... 494 306,132
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 .................... 3,186 1,971,001
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 .................... 547 338,184
Series 2007-AL1, Class A1, (LIBOR USD 1
Month + 0.25%), 0.71%, 06/25/37
(a)
.. 6,080 5,226,768
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,610 856,766
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.38%), 1.52%,
11/25/47
(a)
................... 1,562 1,415,948
Series 2007-OA3, Class 1A1, (LIBOR USD
1 Month + 0.28%), 0.74%, 04/25/47
(a)
. 9,750 8,774,782
Series 2007-OA4, Class A1, (LIBOR USD 1
Month + 0.34%), 0.80%, 05/25/47
(a)
.. 3,763 3,540,699
Series 2007-OA8, Class 2A1, (LIBOR USD
1 Month + 0.36%), 0.82%, 06/25/47
(a)
. 8,586 6,864,280
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 .. 1,075 782,711
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.97%), 1.11%, 10/25/46
(a)
... 10,449 9,855,636
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.94%), 1.08%,
10/25/46
(a)
................... 4,959 3,969,976
Series 2007-3, Class 22A1, 6.75%,
06/25/37
(e)
................... 639 590,884
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 328 305,865
Series 2006-D, Class 6A1, 2.78%, 05/20/36 304 299,519
Series 2007-D, Class 1A1, (LIBOR USD 1
Month + 0.42%), 0.87%, 06/20/47 ... 1,158 1,032,237
Banc of America Mortgage Trust, Series 2004-
L, Class 4A1, 2.30%, 01/25/35
(a)
....... 2 1,575
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (LIBOR USD 1 Month + 0.44%),
0.90%, 04/25/36
(a)
................ 4,763 6,947,376
Bear Stearns Asset-Backed Securities I Trust
(e)
Series 2005-AC9, Class A5, 6.25%,
12/25/35 .................... 691 586,941
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 .................... 899 751,314
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (LIBOR USD 1
Month + 0.17%), 0.63%, 03/25/37 ... 1,182 1,108,792
Series 2007-AR3, Class 1A1, (LIBOR USD
1 Month + 0.14%), 0.60%, 03/25/37 .. 1,737 1,635,965
Series 2007-AR4, Class 1A1, (LIBOR USD
1 Month + 0.20%), 0.66%, 09/25/47 .. 2,044 2,001,103
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (LIBOR USD 1
Month + 0.27%), 0.73%, 04/25/35
(a)
.. 899 853,166
Series 2005-9, Class 1A1, (LIBOR USD 1
Month + 0.60%), 1.06%, 05/25/35
(a)
.. 2,858 2,367,768
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 1.10%,
04/25/46
(a)
................... 2,614 980,362
Series 2007-21, Class 1A1, 6.25%, 02/25/38 147 93,858
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 625 318,460

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 USD 955 $ 486,293
CHNGE Mortgage Trust, Series 2022-2, Class
A1, 3.76%, 03/25/67
(a)(b)
............ 9,975 9,839,581
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 ... 70 67,629
Credit Suisse Mortgage Capital Certificates,
Series 2008-2R, Class 1A1, 6.00%,
07/25/37
(b)
..................... 442 410,960
CSMC Trust, Series 2011-4R, Class 1A2,
(LIBOR USD 1 Month + 1.50%), 1.61%,
09/27/37
(a)(b)
.................... 5,222 4,757,172
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (LIBOR USD
1 Month + 0.19%), 0.65%, 08/25/47
(a)
... 11,547 10,631,283
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 2.23%,
02/25/37
(a)
..................... 1,149 806,221
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.19%, 05/25/35
(a)
..... 30 29,024
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (LIBOR
USD 1 Month + 0.17%), 0.63%, 02/25/36 2,453 2,290,677
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 2.00%), 2.14%,
03/25/36 .................... 1,327 1,306,924
Impac CMB Trust, Series 2005-6, Class 1A1,
(LIBOR USD 1 Month + 0.50%), 0.96%,
10/25/35
(a)
..................... 1,508 1,482,677
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 642 604,147
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,212 1,014,267
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 2.89%,
08/25/37 .................... 107 91,259
Series 2007-AR15, Class 2A1, 3.06%,
08/25/37 .................... 522 460,071
Lehman XS Trust, Series 2007-20N, Class A1,
(LIBOR USD 1 Month + 1.15%), 1.61%,
12/25/37
(a)
..................... 7,647 8,078,950
Loan Revolving Advance Investment Trust,
Series 2021-2, Class A1X, (LIBOR USD 1
Month + 2.75%), 3.14%, 06/30/23
(a)(b)
... 11,430 11,319,383
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 2.53%,
12/25/35 .................... 469 453,960
Series 2006-1, Class 2A1, 1.99%, 02/25/36 333 342,332
MFRA Trust, Series 2022-CHM1, Class M1,
4.57%, 09/25/56
(a)(b)
............... 4,000 3,882,120
Prima Capital CRE Securitization Ltd.
(b)(c)
Series 2015-4A, Class C, 4.00%, 08/24/49 3,210 3,118,836
Series 2016-6A, Class C, 4.00%, 08/24/40 16,500 16,247,550
Prime Mortgage Trust
(b)
Series 2006-DR1, Class 1A2, 6.00%,
05/25/35 .................... 1 816
Series 2006-DR1, Class 2A1, 5.50%,
05/25/35 .................... 381 352,261
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 ................. 170 159,030
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 .. 314 155,296
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 ................. 37 33,381
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 3.11%,
04/25/47
(a)
..................... 228 135,203
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR2, Class A1, (LIBOR USD 1
Month + 0.46%), 0.92%, 02/25/36 ... USD 956 $ 841,769
Series 2006-AR4, Class 3A1, (LIBOR USD
1 Month + 0.38%), 0.84%, 06/25/36 .. 7,616 7,049,671
Series 2006-AR6, Class 2A1, (LIBOR USD
1 Month + 0.38%), 0.84%, 07/25/46 .. 9,977 8,304,041
Series 2007-AR4, Class GA4B, (LIBOR
USD 1 Month + 0.18%), 0.64%, 09/25/47 2,015 2,031,587
WaMu Mortgage Pass-Through Certificates
Trust
(a)
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.75%), 0.89%,
06/25/47 .................... 5,727 5,404,400
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.81%), 0.95%,
07/25/47 .................... 3,152 2,786,829
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-8, Class A5, 4.19%, 10/25/36
(e)
1,109 518,435
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.98%), 1.12%,
06/25/46
(a)
................... 3,983 2,882,798
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 0.99%,
10/25/46
(a)
................... 5,108 4,555,718
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.72%), 0.86%,
12/25/46
(a)
................... 4,588 4,015,626
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.84%), 0.98%,
05/25/47
(a)
................... 2,753 2,502,175
242,143,438
Commercial Mortgage-Backed Securities — 4.3%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.66%, 06/05/37
(a)(b)
......... 7,780 6,810,242
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 2.43%, 09/15/34
(a)(b)
......... 29,015 28,625,105
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.50%, 04/15/35
(a)(b)
............... 3,467 3,354,188
Atrium Hotel Portfolio Trust
(a)(b)
Series 2017-ATRM, Class D, (LIBOR USD 1
Month + 1.95%), 2.35%, 12/15/36 ... 11,310 10,968,490
Series 2017-ATRM, Class E, (LIBOR USD 1
Month + 3.05%), 3.45%, 12/15/36 ... 1,490 1,399,920
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 1.90%, 11/15/32 ... 3,225 2,828,035
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 2.40%, 11/15/32 ... 3,965 3,279,491
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 2.10%, 09/15/34 ... 11,982 11,689,228
Barclays Commercial Mortgage Trust, Series
2019-C3, Class C, 4.18%, 05/15/52 .... 3,442 3,337,664

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (LIBOR USD 1
Month + 0.47%), 0.92%, 08/25/35 ... USD 3,189 $ 3,007,000
Series 2005-3A, Class A1, (LIBOR USD 1
Month + 0.48%), 0.94%, 11/25/35 ... 719 672,888
Series 2007-1, Class A1, (LIBOR USD 1
Month + 0.22%), 0.68%, 03/25/37 ... 2,454 2,308,616
Series 2007-3, Class A2, (LIBOR USD 1
Month + 0.29%), 0.75%, 07/25/37 ... 3,700 3,446,935
Series 2007-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.91%, 09/25/37 ... 956 898,572
Series 2007-6A, Class A4A, (LIBOR USD 1
Month + 1.50%), 1.96%, 12/25/37 ... 2,116 2,052,679
BBCMS Mortgage Trust
(a)(b)
Series 2017-DELC, Class E, (LIBOR USD 1
Month + 2.50%), 2.90%, 08/15/36 ... 2,710 2,642,163
Series 2017-DELC, Class F, (LIBOR USD 1
Month + 3.50%), 3.90%, 08/15/36 ... 1,800 1,750,433
Series 2018-CHRS, Class E, 4.27%,
08/05/38 .................... 1,750 1,398,738
BB-UBS Trust, Series 2012-SHOW, Class E,
4.03%, 11/05/36
(a)(b)
............... 2,672 2,470,420
Benchmark Mortgage Trust
(a)
Series 2018-B3, Class D, 3.04%, 04/10/51
(b)
1,250 1,062,001
Series 2018-B7, Class C, 4.86%, 05/15/53 4,770 4,844,234
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 4.10%, 10/15/35
(a)(b)
3,600 3,541,615
BPR Trust, Series 2021-TY, Class E, (LIBOR
USD 1 Month + 3.60%), 4.00%, 09/15/38
(a)(b)
4,495 4,415,997
BWAY Mortgage Trust
(b)
Series 2013-1515, Class D, 3.63%, 03/10/33 3,600 3,444,774
Series 2013-1515, Class E, 3.72%, 03/10/33 2,000 1,892,407
BX Commercial Mortgage Trust
(a)(b)
Series 2018-IND, Class G, (LIBOR USD 1
Month + 2.05%), 2.45%, 11/15/35 ... 10,150 10,073,420
Series 2018-IND, Class H, (LIBOR USD 1
Month + 3.00%), 3.40%, 11/15/35 ... 11,550 11,407,110
Series 2019-XL, Class G, (LIBOR USD 1
Month + 2.30%), 2.70%, 10/15/36 ... 6,375 6,239,165
Series 2019-XL, Class J, (LIBOR USD 1
Month + 2.65%), 3.05%, 10/15/36 ... 14,288 13,951,897
Series 2020-FOX, Class E, (LIBOR USD 1
Month + 3.60%), 4.00%, 11/15/32 ... 5,410 5,362,806
Series 2021-21M, Class E, (LIBOR USD 1
Month + 2.17%), 2.57%, 10/15/36 ... 11,186 10,789,415
Series 2021-CIP, Class E, (LIBOR USD 1
Month + 2.82%), 3.22%, 12/15/38 ... 13,437 13,032,176
Series 2021-NWM, Class A, (LIBOR USD 1
Month + 0.91%), 1.31%, 02/15/33
(c)
.. 14,812 14,663,880
Series 2021-NWM, Class B, (LIBOR USD 1
Month + 2.15%), 2.55%, 02/15/33
(c)
.. 8,685 8,598,150
Series 2021-NWM, Class C, (LIBOR USD 1
Month + 4.25%), 4.65%, 02/15/33
(c)
.. 5,735 5,677,650
Series 2021-SOAR, Class G, (LIBOR USD 1
Month + 2.80%), 3.20%, 06/15/38 ... 11,180 10,821,853
Series 2021-SOAR, Class J, (LIBOR USD 1
Month + 3.75%), 4.15%, 06/15/38 ... 8,800 8,474,347
Series 2021-VINO, Class F, (LIBOR USD 1
Month + 2.80%), 3.20%, 05/15/38 ... 18,644 17,990,574
Series 2021-XL2, Class F, (LIBOR USD 1
Month + 2.24%), 2.64%, 10/15/38 ... 13,644 13,232,848
Series 2022-LP2, Class F, (TSFR1M +
3.26%), 3.56%, 02/15/39 ......... 14,706 14,337,484
BX Trust
(a)(b)
Series 2021-ARIA, Class G, (LIBOR USD 1
Month + 3.14%), 3.54%, 10/15/36 ... 13,310 12,810,092
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-LBA, Class GJV, (LIBOR USD
1 Month + 3.00%), 3.40%, 02/15/36 .. USD 11,900 $ 11,310,520
Series 2021-LBA, Class GV, (LIBOR USD 1
Month + 3.00%), 3.40%, 02/15/36 ... 8,900 8,565,694
Series 2021-MFM1, Class E, (LIBOR USD 1
Month + 2.25%), 2.65%, 01/15/34 ... 4,680 4,543,192
Series 2021-MFM1, Class F, (LIBOR USD 1
Month + 3.00%), 3.40%, 01/15/34 ... 7,240 7,111,211
Series 2021-SDMF, Class J, (LIBOR USD 1
Month + 4.03%), 4.43%, 09/15/34 ... 1,259 1,217,192
Series 2021-VIEW, Class E, (LIBOR USD 1
Month + 3.60%), 4.00%, 06/15/23 ... 9,532 9,195,761
BXP Trust
(a)(b)
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 ... 6,800 6,353,137
Series 2017-CC, Class E, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 ... 10,985 10,008,170
Series 2021-601L, Class D, 2.78%, 01/15/44 5,360 4,302,733
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class C, 4.85%, 05/10/58
(a)
3,330 3,288,274
Series 2018-TAN, Class A, 4.24%,
02/15/33
(b)
................... 3,600 3,617,780
Series 2018-TAN, Class C, 5.29%,
02/15/33
(b)
................... 2,100 2,105,251
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.09%,
03/10/47
(a)
................... 2,278 2,303,212
Series 2015-GC27, Class C, 4.42%,
02/10/48
(a)
................... 2,267 2,202,245
Series 2016-C1, Class C, 4.94%, 05/10/49
(a)
2,870 2,892,626
Series 2016-C1, Class D, 4.94%, 05/10/49
(a)
(b)
......................... 980 923,761
Series 2016-GC37, Class C, 4.93%,
04/10/49
(a)
................... 2,640 2,606,335
Series 2016-GC37, Class D, 2.79%,
04/10/49
(b)
................... 3,446 2,909,629
Series 2016-P3, Class C, 4.89%, 04/15/49
(a)
1,271 1,229,467
Series 2018-C6, Class C, 5.07%, 11/10/51
(a)
3,976 4,058,476
Commercial Mortgage Trust
Series 2013-300P, Class D, 4.39%,
08/10/30
(a)(b)
.................. 3,000 2,949,566
Series 2013-GAM, Class E, 3.42%,
02/10/28
(a)(b)
.................. 4,700 4,398,167
Series 2014-CR15, Class C, 4.69%,
02/10/47
(a)
................... 2,050 2,069,410
Series 2015-CR23, Class B, 4.18%,
05/10/48
(a)
................... 9,520 9,461,692
Series 2015-LC19, Class C, 4.23%,
02/10/48
(a)
................... 6,513 6,437,097
Series 2015-LC19, Class D, 2.87%,
02/10/48
(b)
................... 1,580 1,432,449
Series 2015-LC21, Class C, 4.33%,
07/10/48
(a)
................... 6,010 5,914,299
Series 2016-667M, Class D, 3.18%,
10/10/36
(a)(b)
.................. 3,200 2,809,322
Series 2018-HCLV, Class B, (LIBOR USD 1
Month + 1.40%), 1.80%, 09/15/33
(a)(b)
. 2,500 2,437,419
Credit Suisse Mortgage Capital Certificates,
Series 2021-980M, Class E, 3.54%,
07/15/31
(a)(b)
.................... 1,450 1,275,119
CSAIL Commercial Mortgage Trust
(a)
Series 2016-C6, Class C, 4.92%, 01/15/49 3,950 3,866,730
Series 2018-C14, Class D, 4.92%,
11/15/51
(b)
................... 2,545 2,302,228

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (LIBOR USD 1
Month + 4.86%), 5.26%, 10/15/37 ... USD 4,661 $ 4,666,603
Series 2021-BHAR, Class E, (LIBOR USD 1
Month + 3.50%), 3.90%, 11/15/38 ... 1,338 1,338,000
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (LIBOR USD 1 Month + 2.00%),
2.31%, 05/15/35
(a)(b)
............... 4,998 4,871,937
DBUBS Mortgage Trust
(a)(b)
Series 2017-BRBK, Class E, (LIBOR USD 1
Month + 0.00%), 3.53%, 10/10/34 ... 10,428 9,867,220
Series 2017-BRBK, Class F, 3.53%,
10/10/34 .................... 2,890 2,692,580
ELP Commercial Mortgage Trust
(a)(b)
Series 2021-ELP, Class G, (LIBOR USD 1
Month + 3.12%), 3.51%, 11/15/38 ... 11,890 11,620,068
Series 2021-ELP, Class J, (LIBOR USD 1
Month + 3.61%), 4.01%, 11/15/38 ... 4,560 4,457,434
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (LIBOR USD 1
Month + 2.25%), 2.65%, 07/15/38 ... 10,088 9,935,926
Series 2021-ESH, Class E, (LIBOR USD 1
Month + 2.85%), 3.25%, 07/15/38 ... 6,530 6,419,133
Series 2021-ESH, Class F, (LIBOR USD 1
Month + 3.70%), 4.10%, 07/15/38 ... 6,816 6,661,611
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class J, 5.86%, 05/03/32
(b)
..... 1,500 1,465,428
GS Mortgage Securities Corp. Trust, Series
2021-DM, Class F, (LIBOR USD 1 Month +
3.44%), 3.83%, 11/15/36
(a)(b)
......... 6,640 6,468,766
GS Mortgage Securities Trust
Series 2015-GC32, Class C, 4.42%,
07/10/48
(a)
................... 1,075 1,055,543
Series 2015-GC32, Class D, 3.35%,
07/10/48 .................... 1,162 1,016,222
Series 2017-GS7, Class D, 3.00%,
08/10/50
(b)
................... 2,749 2,427,369
Harvest Commercial Capital Loan Trust
(a)(b)
Series 2019-1, Class M4, 4.64%, 09/25/46 3,150 2,947,697
Series 2019-1, Class M5, 5.73%, 09/25/46 2,000 1,828,106
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (LIBOR USD 1
Month + 3.35%), 3.75%, 10/15/36 ... 4,743 4,653,811
Series 2021-LULU, Class F, (LIBOR USD 1
Month + 4.40%), 4.80%, 10/15/36 ... 1,177 1,154,009
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.11%,
12/15/48
(a)(b)
.................... 1,898 1,730,804
JPMCC Commercial Mortgage Securities
Trust
(a)
Series 2017-JP5, Class C, 3.85%, 03/15/50 5,137 4,877,837
Series 2017-JP5, Class D, 4.60%,
03/15/50
(b)
................... 754 680,555
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class C, 4.51%, 03/15/50
(a)
1,486 1,336,730
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)
Series 2015-JP1, Class D, 4.22%, 01/15/49 5,750 5,173,353
Series 2019-OSB, Class E, 3.78%,
06/05/39
(b)
................... 2,800 2,561,486
Series 2022-OPO, Class D, 3.45%,
01/05/39
(b)
................... 3,360 2,968,166
KNDL Mortgage Trust, Series 2019-KNSQ,
Class E, (LIBOR USD 1 Month + 1.80%),
2.20%, 05/15/36
(a)(b)
............... 12,751 12,566,563
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Life Mortgage Trust, Series 2021-BMR, Class
F, (LIBOR USD 1 Month + 2.35%), 2.75%,
03/15/38
(a)(b)
.................... USD 10,752 $ 10,294,167
LSTAR Commercial Mortgage Trust, Series
2017-5, Class C, 4.68%, 03/10/50
(a)(b)
... 3,375 3,266,470
LUXE Trust, Series 2021-TRIP, Class E,
(LIBOR USD 1 Month + 2.75%), 3.15%,
10/15/38
(a)(b)
.................... 920 901,362
MAD Mortgage Trust, Series 2017-330M, Class
D, 3.71%, 08/15/34
(a)(b)
............. 3,305 3,171,688
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (LIBOR USD 1
Month + 4.00%), 4.40%, 11/15/38 ... 13,800 13,470,989
Series 2021-MDLN, Class G, (LIBOR USD 1
Month + 5.25%), 5.65%, 11/15/38 ... 25,270 24,673,683
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-W10, Class G, (TSFR1M +
4.22%), 4.52%, 12/15/34
(a)(b)
......... 3,940 3,935,076
MHP, Series 2021-STOR, Class J, (LIBOR USD
1 Month + 3.95%), 4.35%, 07/15/38
(a)(b)
.. 1,897 1,849,199
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2015-C23, Class D, 4.14%,
07/15/50
(a)(b)
.................. 727 676,723
Series 2015-C25, Class D, 3.07%, 10/15/48 3,435 3,082,090
Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
................... 1,812 1,620,060
Series 2017-C33, Class C, 4.56%,
05/15/50
(a)
................... 3,161 3,037,004
Morgan Stanley Capital I Trust
Series 2015-MS1, Class C, 4.04%,
05/15/48
(a)
................... 1,530 1,447,244
Series 2015-MS1, Class D, 4.04%,
05/15/48
(a)(b)
.................. 3,925 3,456,884
Series 2017-CLS, Class E, (LIBOR USD 1
Month + 1.95%), 2.35%, 11/15/34
(a)(b)
. 3,998 3,957,671
Series 2017-CLS, Class F, (LIBOR USD 1
Month + 2.60%), 3.00%, 11/15/34
(a)(b)
. 7,904 7,805,024
Series 2017-H1, Class D, 2.55%, 06/15/50
(b)
7,130 5,674,609
Series 2017-HR2, Class D, 2.73%, 12/15/50 1,570 1,276,961
Series 2018-H3, Class C, 4.86%, 07/15/51
(a)
2,880 2,941,094
Series 2018-MP, Class E, 4.28%, 07/11/40
(a)
(b)
......................... 2,112 1,767,065
Series 2018-SUN, Class F, (LIBOR USD 1
Month + 2.55%), 2.95%, 07/15/35
(a)(b)
. 4,040 3,918,202
Motel Trust, Series 2021-MTL6, Class F,
(LIBOR USD 1 Month + 3.55%), 3.95%,
09/15/38
(a)(b)
.................... 1,703 1,661,124
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class F, (TSFR1M + 5.29%), 5.34%,
03/15/39
(a)(b)
.................... 38,023 37,787,778
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 3.95%, 05/10/39
(a)(b)
...... 8,300 6,896,196
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (LIBOR USD 1 Month +
4.35%), 4.75%, 07/15/38
(a)(b)
......... 1,400 1,348,226
SREIT Trust, Series 2021-MFP2, Class J,
(LIBOR USD 1 Month + 3.92%), 4.31%,
11/15/36
(a)(b)
.................... 2,377 2,324,891
STWD Trust, Series 2021-FLWR, Class G,
(LIBOR USD 1 Month + 3.67%), 4.07%,
07/15/23
(a)(b)
.................... 2,956 2,822,788
TPGI Trust
(a)(b)
Series 2021-DGWD, Class F, (LIBOR USD 1
Month + 3.00%), 3.40%, 06/15/26 ... 5,180 5,033,707

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-DGWD, Class G, (LIBOR USD
1 Month + 3.85%), 4.25%, 06/15/26 .. USD 1,794 $ 1,740,949
VCC Trust, Series 2020-MC1, Class A, 4.50%,
06/25/45
(a)(b)
.................... 1,432 1,431,868
Velocity Commercial Capital Loan Trust, Series
2022-1, Class M4, 5.20%, 02/25/52
(a)(b)
.. 6,388 6,010,032
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3, Class B, 4.50%,
09/15/57
(a)
................... 1,600 1,618,711
Series 2015-P2, Class D, 3.24%, 12/15/48
(b)
593 490,946
Series 2016-C37, Class C, 4.49%,
12/15/49
(a)
................... 2,803 2,699,848
Series 2016-LC25, Class C, 4.34%,
12/15/59
(a)
................... 8,320 8,080,895
Series 2016-NXS5, Class B, 4.95%,
01/15/59
(a)
................... 1,875 1,949,271
Series 2016-NXS6, Class C, 4.39%,
11/15/49
(a)
................... 4,783 4,675,488
Series 2017-C39, Class C, 4.12%, 09/15/50 3,268 3,162,035
Series 2017-C39, Class D, 4.34%,
09/15/50
(a)(b)
.................. 1,690 1,508,971
Series 2017-C41, Class D, 2.60%,
11/15/50
(a)(b)
.................. 487 365,300
Series 2018-C44, Class C, 4.83%,
05/15/51
(a)
................... 2,346 2,363,875
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
................... 2,150 1,741,496
Series 2018-C45, Class C, 4.73%, 06/15/51 1,158 1,152,121
WFRBS Commercial Mortgage Trust, Series
2014-C22, Class C, 3.76%, 09/15/57
(a)
.. 1,300 1,262,085
743,497,689
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 0.93%,
08/10/35 .................... 74,564 2,837,921
Series 2015-SRCH, Class XB, 0.19%,
08/10/35 .................... 35,000 368,550
CFCRE Commercial Mortgage Trust, Series
2016-C6, Class XA, 1.10%, 11/10/49 ... 60,594 2,439,954
Commercial Mortgage Trust
Series 2014-UBS5, Class XB2, 0.74%,
09/10/47
(b)
................... 12,675 216,362
Series 2015-CR25, Class XA, 0.82%,
08/10/48 .................... 12,445 284,126
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.82%,
09/15/47 ...................... 6,441 99,888
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
..................... 40,477 1,151,745
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.79%, 03/10/50
(b)
.... 34,528 890,352
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C15, Class XB, 0.33%,
04/15/47
(b)
................... 80,982 471,291
Series 2015-C26, Class XD, 1.32%,
10/15/48
(b)
................... 12,675 525,125
Series 2016-C32, Class XA, 0.66%,
12/15/49 .................... 30,040 777,527
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.61%, 03/15/49
(b)
.... 13,600 768,944
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.20%,
04/10/37 .................... 40,610 433,853
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2017-75B, Class XB, 0.03%,
04/10/37 .................... USD 27,000 $ 74,350
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.25%,
08/15/49
(b)
................... 11,784 530,162
Series 2016-LC25, Class XA, 0.83%,
12/15/59 .................... 19,601 617,681
WFRBS Commercial Mortgage Trust
Series 2014-C20, Class XB, 0.57%,
05/15/47 .................... 57,079 648,129
Series 2014-LC14, Class XA, 1.25%,
03/15/47 .................... 25,205 445,007
13,580,967
Total Non-Agency Mortgage-Backed Securities — 5.8%
(Cost: $1,008,300,363) ........................... 999,222,094
Preferred Securities
Capital Trusts — 2.9%
Banks — 1.2%
(a)(k)
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.46%), 6.00%
(d)
.. EUR 7,400 8,544,398
Bank of America Corp., Series RR, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.76%), 4.38% ...... USD 17,500 16,446,500
Citigroup, Inc.
Series U, (SOFR + 3.81%), 5.00% ..... 39,856 39,457,440
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ...................... 7,270 6,979,200
Series Y, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.00%),
4.15% ...................... 15 14,053
HSBC Holdings plc, (USD Swap Rate 5 Year +
3.71%), 6.38% .................. 2,000 2,062,000
JPMorgan Chase & Co.
Series FF, (SOFR + 3.38%), 5.00% .... 26,805 26,715,874
Series HH, (SOFR + 3.13%), 4.60% .... 23,515 22,662,581
PNC Financial Services Group, Inc. (The),
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.60%),
3.40% ........................ 22,250 20,036,125
US Bancorp, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.54%),
3.70% ........................ 10,680 9,665,400
Wells Fargo & Co.
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ...................... 36,100 36,370,750
Series BB, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.45%),
3.90% ...................... 8,065 7,730,706
196,685,027
Capital Markets — 0.6%
(a)(k)
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70% 21,025 19,973,750
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ...................... 21,725 20,801,688
Series H, (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00% ................ 25,785 23,158,024

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The)
Series Q, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.62%),
5.50% ...................... USD 12,030 $ 12,274,209
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95% ...................... 6,755 6,742,165
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.80% ...................... 16,500 15,293,438
98,243,274
Consumer Finance — 0.4%
(a)(k)
Ally Financial, Inc., Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.87%), 4.70% ............. 32,950 31,016,165
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ....... 20,150 19,476,990
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70% 9,712 10,175,262
60,668,417
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(k)
........... 16,815 16,688,888
Electric Utilities — 0.2%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(k)
........... 36,050 34,779,237
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(a)(b)(k)
..................... 1,923 1,872,521
Insurance — 0.1%
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85%
(a)(k)
............... 26,150 25,789,130
Oil, Gas & Consumable Fuels — 0.3%
(a)(k)
Energy Transfer LP
Series B, (LIBOR USD 3 Month + 4.16%),
6.63% ...................... 5,036 4,507,220
Series G, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.31%),
7.13% ...................... 44,150 43,046,250
EnLink Midstream Partners LP, Series C,
(LIBOR USD 3 Month + 4.11%), 6.00% .. 9,499 7,053,008
MPLX LP, Series B, (LIBOR USD 3 Month +
4.65%), 6.88% .................. 170 166,600
54,773,078
Total Capital Trusts — 2.9%
(Cost: $513,833,728) ............................. 489,499,572
Shares
Shares
Preferred Stocks — 0.5%
Banks — 0.0%
Itau Unibanco Holding SA (Preference) .... 40,091 231,146
Consumer Finance — 0.1%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 2.62%
(a)(k)
................ 136,000 8,098,800
Security
Shares
Shares Value
Insurance — 0.1%
Allstate Corp. (The), Series H, 5.10%
(k)
.... 735,000 $ 18,257,400
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series E, (LIBOR USD 3
Month + 5.16%), 7.60%
(a)(k)
.......... 625,000 15,475,000
Petroleo Brasileiro SA (Preference) ....... 1,002,120 7,025,922
22,500,922
Technology Hardware, Storage &
Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference) . 758,149 39,283,832
Total Preferred Stocks — 0.5%
(Cost: $76,551,244) .............................. 88,372,100
Trust Preferreds — 0.1%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I , (30Y CMT + 1.55%),
4.05%, 12/21/65
(a)(b)
............... 16,872,000 13,328,880
Consumer Finance — 0.0%
ILFC E-Capital Trust II , (LIBOR USD 3 Month +
1.80%), 4.30%, 12/21/65
(a)(b)
......... 11,944,000 9,674,640
Total Trust Preferreds — 0.1%
(Cost: $27,894,930) .............................. 23,003,520
Total Preferred Securities — 3.5%
(Cost: $618,279,902) ............................. 600,875,192
Rights
Electric Utilities — 0.0%
Electricite de France SA(Expires 04/01/22) .. 21,562 7,834
Total Rights — 0.0%
(Cost: $0) .................................... 7,834
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class
CFX, (LIBOR USD 1 Month + 0.00%),
3.42%, 04/25/28
(a)(b)
............... USD 4,627 4,373,779
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-K732, Class B,
4.06%, 05/25/25
(a)(b)
............... 1,500 1,512,004
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $5,959,558) .............................. 5,885,783
Shares
Shares
Warrants
Consumer Finance — 0.0%
Srisawad Corp. PCL (Issued/exercisable
08/14/20, 100 shares for 1 warrant, Expires
08/29/25, Strike Price THB 100.00)
(f)
.... 720 170

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(f)
.... 1,489 $ 21,427
Total Warrants — 0.0%
(Cost: $0) .................................... 21,597
Total Long-Term Investments — 97.2%
(Cost: $16,552,673,615) ........................... 16,775,448,835
Security
Shares
Shares Value
Short-Term Securities
(q)(s)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.21% ................... 238,865,320 $ 238,865,320
SL Liquidity Series, LLC, Money Market Series,
0.42%
(t)
....................... 333,988,073 333,887,877
Total Short-Term Securities — 3.3%
(Cost: $572,813,323) ............................. 572,753,197
Total Options Purchased — 0.0%
(Cost: $119,164) ................................ 45,161
Total Investments Before Options Written — 100.5%
(Cost: $17,125,606,102 ) ........................... 17,348,247,193
Total Options Written — (0.0)%
(Premium Received — $(26,863)) .................... (10,857)
Total Investments Net of Options Written — 100.5%
(Cost: $17,125,579,239 ) ........................... 17,348,236,336
Liabilities in Excess of Other Assets — (0.5)% ............ (84,310,283)
Net Assets — 100.0% .............................. $ 17,263,926,053
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Non-income producing security.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $11,505,000, representing 0.07% of its net assets as of period end, and an original cost of $11,734,320.
(i)
Convertible security.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Zero-coupon bond.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Fixed rate.
(p)
Rounds to less than 1,000.
(q)
Affiliate of the Fund.
(r)
All or a portion of this security is on loan.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,361,801,474 $ — $ (1,122,936,154) $ — $ — $ 238,865,320 238,865,320 $ 26,805 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 379,899,919 — (45,799,019) (152,815) (60,208) 333,887,877 333,988,073 4,063,888
(b)
—
iShares 1-5 Year Investment
Grade Corporate Bond ETF
(c)
44,537,320 — (41,852,864) (1,638,670) (1,045,786) — — 55,132 72,166
iShares Core Dividend Growth
ETF .................. 400,880,726 — (236,928,147) 31,059,813 (29,402,029) 165,610,363 3,100,737 3,678,945 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 361,179,194 — — — (22,820,406) 338,358,788 4,111,785 9,519,230 —
$ 29,268,328 $ (53,328,429) $ 1,076,722,348 $ 17,344,000 $ 72,166
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2 Year Note .................................................... 10 03/31/22 $ 2,131 $ (23,375)
U.S. Treasury 5 Year Note .................................................... 79 03/31/22 9,095 (315,361)
MSCI Emerging Markets E-Mini Index ............................................ 110 06/17/22 6,190 243,187
S&P 500 E-Mini Index ...................................................... 2,042 06/17/22 462,590 3,899,612
U.S. Treasury 10 Year Note ................................................... 32 06/21/22 3,929 (109,675)
U.S. Treasury 10 Year Ultra Note ............................................... 594 06/21/22 80,487 868,360
U.S. Treasury Long Bond .................................................... 2,371 06/21/22 356,243 2,801,070
U.S. Treasury Ultra Bond .................................................... 255 06/21/22 45,207 (1,795,026)
U.S. Treasury 2 Year Note .................................................... 5 06/30/22 1,059 (6,569)
U.S. Treasury 5 Year Note .................................................... 42 06/30/22 4,811 (120,856)
5,441,367
Short Contracts
U.S. Treasury 2 Year Note .................................................... 10 03/31/22 2,131 23,269
U.S. Treasury 5 Year Note .................................................... 79 03/31/22 9,095 272,142
GBP Currency ............................................................ 3,999 06/13/22 328,193 2,350,368
JPY Currency ............................................................ 654 06/13/22 67,342 4,064,571
EURO STOXX 50 Index ..................................................... 5,246 06/17/22 220,426 (7,626,234)
MSCI Emerging Markets E-Mini Index ............................................ 8,800 06/17/22 495,220 (24,082,260)
U.S. Treasury 10 Year Note ................................................... 27 06/21/22 3,315 105,465
U.S. Treasury 10 Year Ultra Note ............................................... 18 06/21/22 2,439 83,783
U.S. Treasury Long Bond .................................................... 17 06/21/22 2,554 79,834
U.S. Treasury Ultra Bond .................................................... 30 06/21/22 5,318 211,281
U.S. Treasury 2 Year Note .................................................... 23 06/30/22 4,871 69,059
U.S. Treasury 5 Year Note .................................................... 102 06/30/22 11,684 324,066
(24,124,656)
$ (18,683,289)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 7,568,000 USD 5,532,586 Bank of New York Mellon 04/13/22 $ 131,097
AUD 810,000 USD 587,576 Deutsche Bank AG 04/13/22 18,606
AUD 2,904,000 USD 2,147,416 UBS AG 04/13/22 25,859
CAD 3,644,000 USD 2,877,760 Bank of New York Mellon 04/13/22 37,017
CAD 346,000 USD 274,484 Westpac Banking Corp. 04/13/22 2,276
CHF 991,000 USD 1,063,453 Barclays Bank plc 04/13/22 9,308
EUR 837,000 USD 912,395 Bank of America NA 04/13/22 13,768
EUR 927,000 USD 1,019,519 Bank of New York Mellon 04/13/22 6,231
EUR 1,324,000 USD 1,459,783 Deutsche Bank AG 04/13/22 5,257
EUR 131,000 USD 143,886 UBS AG 04/13/22 1,069
GBP 197,000 USD 258,371 Barclays Bank plc 04/13/22 398
NZD 13,811,000 USD 9,511,424 Bank of New York Mellon 04/13/22 59,375
NZD 850,000 USD 563,932 Westpac Banking Corp. 04/13/22 25,105
USD 1,995,485 CHF 1,814,000 UBS AG 04/13/22 31,825
USD 530,391 DKK 3,509,000 Bank of America NA 04/13/22 8,412
USD 1,967,207 DKK 13,092,000 Deutsche Bank AG 04/13/22 19,716
USD 13,174,449 EUR 11,537,000 Bank of America NA 04/13/22 408,451
USD 6,180,987 EUR 5,489,000 Bank of New York Mellon 04/13/22 107,263
USD 1,482,752 EUR 1,337,000 Citibank NA 04/13/22 3,326
USD 68,583 EUR 61,000 Deutsche Bank AG 04/13/22 1,085
USD 1,742,744 EUR 1,548,000 UBS AG 04/13/22 29,840
USD 1,163,003 EUR 1,038,000 Westpac Banking Corp. 04/13/22 14,428
USD 341,586 GBP 259,000 Bank of America NA 04/13/22 1,376
USD 856,611 GBP 624,000 Bank of New York Mellon 04/13/22 36,955

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 427,238 GBP 316,000 Deutsche Bank AG 04/13/22 $ 12,156
USD 3,326,400 HKD 25,907,000 Bank of New York Mellon 04/13/22 18,851
USD 1,576,316 HKD 12,305,000 UBS AG 04/13/22 5,335
USD 1,733,625 JPY 206,579,000 Bank of America NA 04/13/22 36,478
USD 320,522 JPY 37,191,000 Bank of New York Mellon 04/13/22 14,980
USD 1,885,967 JPY 218,275,000 Barclays Bank plc 04/13/22 92,732
USD 1,199,897 JPY 142,906,000 UBS AG 04/13/22 25,855
EUR 2,117,186 USD 2,342,301 Morgan Stanley & Co. International plc 05/20/22 3,610
EUR 262,515 USD 290,471 State Street Bank and Trust Co. 05/20/22 404
USD 5,512,882 EUR 4,836,791 Bank of New York Mellon 05/20/22 153,559
1,362,003
CAD 619,000 USD 495,696 Deutsche Bank AG 04/13/22 (568)
CAD 18,250,000 USD 14,634,713 UBS AG 04/13/22 (36,830)
CHF 1,279,000 USD 1,387,122 Bank of America NA 04/13/22 (2,601)
CHF 2,318,000 USD 2,535,578 Barclays Bank plc 04/13/22 (26,336)
CHF 905,000 USD 981,396 Deutsche Bank AG 04/13/22 (1,730)
CHF 115,000 USD 125,116 Westpac Banking Corp. 04/13/22 (628)
DKK 1,955,000 USD 292,286 Deutsche Bank AG 04/13/22 (1,472)
DKK 1,220,000 USD 181,595 UBS AG 04/13/22 (115)
EUR 16,342,000 USD 18,389,592 Bank of New York Mellon 04/13/22 (306,732)
EUR 276,000 USD 314,607 Barclays Bank plc 04/13/22 (9,206)
EUR 527,000 USD 583,867 Deutsche Bank AG 04/13/22 (727)
EUR 351,000 USD 402,331 UBS AG 04/13/22 (13,940)
GBP 1,520,000 USD 2,048,070 Bank of America NA 04/13/22 (51,472)
GBP 3,780,000 USD 5,136,767 Bank of New York Mellon 04/13/22 (171,542)
GBP 2,018,000 USD 2,723,185 Barclays Bank plc 04/13/22 (72,438)
GBP 645,000 USD 862,343 Deutsche Bank AG 04/13/22 (15,102)
HKD 9,215,000 USD 1,181,344 Bank of New York Mellon 04/13/22 (4,864)
HKD 6,351,000 USD 814,321 Citibank NA 04/13/22 (3,488)
HKD 18,914,000 USD 2,422,803 UBS AG 04/13/22 (8,052)
HKD 3,651,000 USD 468,041 Westpac Banking Corp. 04/13/22 (1,918)
JPY 52,100,000 USD 451,280 Bank of America NA 04/13/22 (23,253)
JPY 231,959,000 USD 2,011,166 Bank of New York Mellon 04/13/22 (105,510)
JPY 56,653,000 USD 491,110 Citibank NA 04/13/22 (25,678)
JPY 172,691,000 USD 1,494,999 Deutsche Bank AG 04/13/22 (76,258)
JPY 69,852,000 USD 608,690 Westpac Banking Corp. 04/13/22 (34,822)
KRW 1,530,726,000 USD 1,278,695 Deutsche Bank AG 04/13/22 (18,990)
USD 1,261,982 AUD 1,722,000 Bank of New York Mellon 04/13/22 (26,715)
USD 13,461,078 AUD 18,579,000 Citibank NA 04/13/22 (442,935)
USD 657,403 AUD 923,000 Deutsche Bank AG 04/13/22 (33,345)
USD 955,835 AUD 1,326,000 UBS AG 04/13/22 (36,507)
USD 2,407,562 AUD 3,434,000 Westpac Banking Corp. 04/13/22 (162,349)
USD 1,390,409 CAD 1,769,000 Bank of America NA 04/13/22 (24,586)
USD 2,273,087 CAD 2,865,000 Barclays Bank plc 04/13/22 (18,581)
USD 460,279 CAD 585,000 Deutsche Bank AG 04/13/22 (7,653)
USD 463,213 CAD 587,000 UBS AG 04/13/22 (6,319)
USD 1,403,578 CHF 1,312,000 Bank of America NA 04/13/22 (16,666)
USD 634,227 CHF 590,000 Deutsche Bank AG 04/13/22 (4,450)
USD 200,169 DKK 1,363,000 Bank of America NA 04/13/22 (2,583)
USD 169,123 DKK 1,137,000 Bank of New York Mellon 04/13/22 (11)
USD 295,820 DKK 1,998,000 Deutsche Bank AG 04/13/22 (1,391)
USD 489,564 EUR 447,000 Bank of America NA 04/13/22 (5,054)
USD 136,548,915 EUR 124,539,000 Bank of New York Mellon 04/13/22 (1,256,827)
USD 536,270 EUR 486,000 Barclays Bank plc 04/13/22 (1,502)
USD 3,953,442 EUR 3,594,000 Deutsche Bank AG 04/13/22 (23,415)
USD 227,690,965 EUR 206,870,000 Morgan Stanley & Co. International plc 04/13/22 (1,216,230)
USD 3,206,430 EUR 2,910,000 Standard Chartered Bank 04/13/22 (13,563)
USD 539,234 EUR 490,000 Toronto Dominion Bank 04/13/22 (2,964)
USD 1,673,198 EUR 1,515,000 UBS AG 04/13/22 (3,190)
USD 734,979 GBP 560,000 Bank of America NA 04/13/22 (609)
USD 60,265,134 GBP 46,060,000 Barclays Bank plc 04/13/22 (237,043)
USD 190,819 GBP 146,000 Deutsche Bank AG 04/13/22 (960)

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,199,291 GBP 920,000 UBS AG 04/13/22 $ (9,176)
USD 487,618 NZD 717,000 Deutsche Bank AG 04/13/22 (9,251)
USD 507,468 NZD 768,000 UBS AG 04/13/22 (24,743)
(4,602,890)
$ (3,240,887)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EURO STOXX Banks Price Index ................. 312 04/14/22 EUR 105.00 EUR 1,416 $ 1,726
EURO STOXX 50 Index ....................... 83 06/17/22 EUR 4,200.00 EUR 3,239 20,154
EURO STOXX Banks Price Index ................. 276 06/17/22 EUR 100.00 EUR 1,253 23,281
$ 45,161
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EURO STOXX Banks Price Index .................. 312 04/14/22 EUR 115.00 EUR 1,416 $ (863)
EURO STOXX 50 Index ........................ 83 06/17/22 EUR 4,400.00 EUR 3,239 (4,269)
EURO STOXX Banks Price Index .................. 276 06/17/22 EUR 110.00 EUR 1,253 (5,725)
$ (10,857)
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate AG . 5.00 % Quarterly
Morgan Stanley & Co.
International plc 12/20/25 NR EUR 420 $ (2,889) $ 54,537 $ (57,426)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 360 39,636 36,284 3,352
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 NR EUR 320 71 31,458 (31,387)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 NR EUR 290 65 25,560 (25,495)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 BB- EUR 140 13,158 6,171 6,987
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB- EUR 100 9,398 7,918 1,480
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/26 B EUR 10 78 231 (153)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/26 B EUR 170 1,326 3,930 (2,604)
ADLER Real Estate AG . 5.00 Quarterly
Goldman Sachs
International 12/20/26 B EUR 40 312 (89) 401
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 B EUR 160 1,248 — 1,248
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 B EUR 60 468 268 200
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 450 31,345 32,108 (763)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB- EUR 178 14,548 12,953 1,595

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2022
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMA CGM SA ........ 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB- EUR 260 $ 21,239 $ 10,835 $ 10,404
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 12/20/26 B+ EUR 320 (3,942) (13,213) 9,271
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 B+ EUR 244 (3,001) 10,051 (13,052)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 237 (2,918) 10,333 (13,251)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 125 (1,540) 5,115 (6,655)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 B+ EUR 125 (1,540) 6,015 (7,555)
K+S AG ............ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 B+ EUR 560 84,517 47,639 36,878
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 480 (25,751) (31,758) 6,007
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 37,669 17,077 20,592
Telecom Italia SpA ..... 1.00 Quarterly
Credit Suisse
International 12/20/28 BB- EUR 490 (92,629) (66,743) (25,886)
CMBX.NA.9.A ........ 2.00 Monthly
Credit Suisse
International 09/17/58 A USD 3,750 (23,617) (104,357) 80,740
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 3,750 (380,969) (348,961) (32,008)
$ (283,718) $ (246,638) $ (37,080)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/23 $ 10,399,694 $ 642,685 $ 11,042,379 0.1%
Monthly
JPMorgan Chase
Bank NA
(c)
02/08/23 8,069,860 537,158 8,607,018 0.1
$ 1,179,843 $ 19,649,397
(b) (c)
Range: 95 basis points 60-95 basis points
Benchmarks: USD Overnight Bank Funding Rate USD Overnight Bank Funding Rate

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2022
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Vietnam
Vietnam Dairy Products JSC .. 3,122,300 $ 11,042,379 100.0%
Total Reference Entity — Long ............ 11,042,379
Net Value of Reference Entity — HSBC Bank plc $ 11,042,379
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 8, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Egypt
Commerical International .... 761,282 $ 1,918,230 22.3%
Russia
X5 Retail Group NV, GDR, GDR 214,691 2,147 0.0
United Kingdom
Prudential plc ............ 452,924 6,686,641 77.7
Total Reference Entity — Long ............ 8,607,018
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 8,607,018
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
THB Thai Baht
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 1,588,197,792 $ 10,476,325 $ 1,598,674,117
Common Stocks
Aerospace & Defense .................................... 999,942 8,395,452 — 9,395,394
Air Freight & Logistics .................................... 5,664,204 7,091,818 — 12,756,022
Airlines .............................................. 10,462,391 11,005,696 — 21,468,087
Auto Components ...................................... 332,081 — — 332,081
Automobiles .......................................... 9,086,086 9,361,310 — 18,447,396
Banks ............................................... 71,886,514 218,617,536 2,981 290,507,031
Beverages ........................................... 7,511,899 39,127,575 — 46,639,474
Biotechnology ......................................... 35,923,051 1,922,944 — 37,845,995
Building Products ....................................... 3,225,099 7,365,885 — 10,590,984
Capital Markets ........................................ 40,802,100 — — 40,802,100
Chemicals ............................................ 18,031,584 40,676,124 — 58,707,708
Commercial Services & Supplies ............................. 3,123,191 — 3,536 3,126,727
Communications Equipment ................................ 3,792,119 9,404,955 — 13,197,074
Construction & Engineering ................................ 312,426 5,322,481 — 5,634,907
Construction Materials .................................... 391,847 13,274,446 — 13,666,293
Consumer Finance ...................................... 17,695,439 5,834,380 — 23,529,819
Containers & Packaging .................................. 975,203 — — 975,203
Distributors ........................................... 3,835,510 — — 3,835,510
Diversified Financial Services ............................... 5,712,554 — — 5,712,554
Diversified Telecommunication Services ........................ 35,065,236 70,222,277 — 105,287,513
Electric Utilities ........................................ 119,856,110 62,077,177 — 181,933,287
Electrical Equipment ..................................... 3,354,832 28,734,924 — 32,089,756
Electronic Equipment, Instruments & Components ................. 15,164,828 11,808,532 — 26,973,360
Energy Equipment & Services .............................. 10,026,823 — — 10,026,823
Entertainment ......................................... 4,968,786 564,390 — 5,533,176
Equity Real Estate Investment Trusts (REITs) .................... 562,295,682 81,289,023 — 643,584,705
Food & Staples Retailing .................................. 58,116,423 3,972,382 2,075 62,090,880
Food Products ......................................... 5,358,756 41,417,047 — 46,775,803
Gas Utilities ........................................... 5,975,337 28,114,817 — 34,090,154
Health Care Equipment & Supplies ........................... 35,136,471 1,215,675 — 36,352,146
Health Care Providers & Services ............................ 46,907,971 5,731,081 — 52,639,052
Health Care Technology .................................. 1,094,178 — — 1,094,178
Hotels, Restaurants & Leisure .............................. 15,567,655 15,595,866 — 31,163,521
Household Durables ..................................... 1,325,485 30,630,497 — 31,955,982
Household Products ..................................... 4,704,073 23,804,653 — 28,508,726
Independent Power and Renewable Electricity Producers ............ 171,542 2,365,150 — 2,536,692
Industrial Conglomerates .................................. 2,753,248 7,804,180 — 10,557,428
Insurance ............................................ 47,400,182 148,609,409 — 196,009,591
Interactive Media & Services ............................... 37,945,397 19,262,663 — 57,208,060
Internet & Direct Marketing Retail ............................ 14,070,782 54,587 — 14,125,369
IT Services ........................................... 93,863,297 51,306,237 — 145,169,534
Leisure Products ....................................... 18,119,311 — — 18,119,311
Life Sciences Tools & Services .............................. 12,232,349 25,382,258 — 37,614,607
Machinery ............................................ 28,629,495 34,010,081 — 62,639,576
Marine .............................................. — 1,914,922 — 1,914,922
Media ............................................... 36,083,743 698,861 — 36,782,604
Metals & Mining ........................................ 28,270,847 38,606,189 75 66,877,111
Multiline Retail ......................................... 1,651,057 — 13,777 1,664,834
Multi-Utilities .......................................... 98,923,387 10,002,487 — 108,925,874
Oil, Gas & Consumable Fuels ............................... 124,990,012 56,984,086 3,939 181,978,037
Personal Products ...................................... 17,446,725 10,999,912 — 28,446,637
Pharmaceuticals ....................................... 34,553,356 140,590,477 — 175,143,833
Professional Services .................................... 2,423,224 45,206,178 — 47,629,402

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
Real Estate Management & Development ....................... $ 251,588 $ 124,779,320 $ — $ 125,030,908
Road & Rail ........................................... 44,318,722 4,829,864 — 49,148,586
Semiconductors & Semiconductor Equipment .................... 48,225,632 124,071,572 — 172,297,204
Software ............................................. 117,535,489 1,321,336 — 118,856,825
Specialty Retail ........................................ 22,169,781 14,168,640 — 36,338,421
Technology Hardware, Storage & Peripherals .................... 37,807,878 34,925,837 — 72,733,715
Textiles, Apparel & Luxury Goods ............................ 1,901,821 55,489,590 — 57,391,411
Thrifts & Mortgage Finance ................................ — 9,303,006 — 9,303,006
Tobacco ............................................. 25,675,905 10,867,069 — 36,542,974
Trading Companies & Distributors ............................ 2,968,765 26,306,474 — 29,275,239
Transportation Infrastructure ............................... 14,169,937 130,932,743 — 145,102,680
Water Utilities ......................................... 2,451,168 5,425,322 — 7,876,490
Wireless Telecommunication Services ......................... 3,520,805 36,297,106 54,133 39,872,044
Corporate Bonds
Aerospace & Defense .................................... — 108,602,109 — 108,602,109
Air Freight & Logistics .................................... — 1,602,071 — 1,602,071
Airlines .............................................. — 84,826,067 — 84,826,067
Auto Components ...................................... — 79,746,560 — 79,746,560
Automobiles .......................................... — 44,743,932 — 44,743,932
Banks ............................................... — 641,571,862 — 641,571,862
Beverages ........................................... — 10,213,655 — 10,213,655
Biotechnology ......................................... — 13,701,321 — 13,701,321
Building Products ....................................... — 44,287,599 — 44,287,599
Capital Markets ........................................ — 216,258,917 11,505,000 227,763,917
Chemicals ............................................ — 105,696,872 — 105,696,872
Closed-ended Funds ..................................... — 4,125,625 — 4,125,625
Commercial Services & Supplies ............................. — 124,710,998 — 124,710,998
Communications Equipment ................................ — 35,997,791 — 35,997,791
Construction & Engineering ................................ — 27,950,298 — 27,950,298
Construction Materials .................................... — 2,924,125 — 2,924,125
Consumer Finance ...................................... — 158,671,628 — 158,671,628
Containers & Packaging .................................. — 93,099,173 — 93,099,173
Distributors ........................................... — 6,954,615 — 6,954,615
Diversified Consumer Services .............................. — 18,818,845 — 18,818,845
Diversified Financial Services ............................... — 38,403,288 — 38,403,288
Diversified Telecommunication Services ........................ — 286,228,233 — 286,228,233
Electric Utilities ........................................ — 118,868,287 — 118,868,287
Electrical Equipment ..................................... — 15,988,662 — 15,988,662
Electronic Equipment, Instruments & Components ................. — 6,843,656 — 6,843,656
Energy Equipment & Services .............................. — 29,584,679 — 29,584,679
Entertainment ......................................... — 32,784,450 — 32,784,450
Equity Real Estate Investment Trusts (REITs) .................... — 136,811,222 — 136,811,222
Food & Staples Retailing .................................. — 30,118,902 — 30,118,902
Food Products ......................................... — 48,089,358 — 48,089,358
Gas Utilities ........................................... — 6,540,098 — 6,540,098
Health Care Equipment & Supplies ........................... — 40,251,086 — 40,251,086
Health Care Providers & Services ............................ — 186,181,332 — 186,181,332
Health Care Technology .................................. — 5,027,724 — 5,027,724
Hotels, Restaurants & Leisure .............................. — 255,507,466 — 255,507,466
Household Durables ..................................... — 36,799,472 — 36,799,472
Household Products ..................................... — 7,729,933 — 7,729,933
Independent Power and Renewable Electricity Producers ............ — 27,764,503 — 27,764,503
Industrial Conglomerates .................................. — 3,118,214 — 3,118,214
Insurance ............................................ — 141,145,876 — 141,145,876
Interactive Media & Services ............................... — 10,830,349 — 10,830,349
Internet & Direct Marketing Retail ............................ — 21,655,906 — 21,655,906
IT Services ........................................... — 59,782,589 — 59,782,589
Leisure Products ....................................... — 9,514,543 — 9,514,543
Life Sciences Tools & Services .............................. — 10,175,216 — 10,175,216
Machinery ............................................ — 45,772,175 — 45,772,175
Marine .............................................. — 6,854,687 — 6,854,687
Media ............................................... — 258,790,741 — 258,790,741
Metals & Mining ........................................ — 116,752,563 — 116,752,563
Mortgage Real Estate Investment Trusts (REITs) .................. — 2,201,462 — 2,201,462
Multiline Retail ......................................... — 6,280,730 — 6,280,730
Multi-Utilities .......................................... — 16,053,272 — 16,053,272

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
Oil, Gas & Consumable Fuels ............................... $ — $ 510,966,659 $ — $ 510,966,659
Paper & Forest Products .................................. — 8,555,062 — 8,555,062
Personal Products ...................................... — 8,745,537 — 8,745,537
Pharmaceuticals ....................................... — 96,064,269 — 96,064,269
Professional Services .................................... — 15,887,179 — 15,887,179
Real Estate Management & Development ....................... — 118,870,770 — 118,870,770
Road & Rail ........................................... — 53,860,952 — 53,860,952
Semiconductors & Semiconductor Equipment .................... — 24,437,398 — 24,437,398
Software ............................................. — 112,277,314 — 112,277,314
Specialty Retail ........................................ — 99,797,711 — 99,797,711
Technology Hardware, Storage & Peripherals .................... — 8,045,602 — 8,045,602
Textiles, Apparel & Luxury Goods ............................ — 10,461,113 — 10,461,113
Thrifts & Mortgage Finance ................................ — 34,038,416 — 34,038,416
Tobacco ............................................. — 10,607,681 — 10,607,681
Trading Companies & Distributors ............................ — 42,484,100 — 42,484,100
Transportation Infrastructure ............................... — 6,646,079 — 6,646,079
Water Utilities ......................................... — 1,533,508 — 1,533,508
Wireless Telecommunication Services ......................... — 100,183,642 — 100,183,642
Equity-Linked Notes ...................................... — 2,176,467,810 — 2,176,467,810
Floating Rate Loan Interests
Aerospace & Defense .................................... — 49,007,646 — 49,007,646
Air Freight & Logistics .................................... — 502,756 — 502,756
Airlines .............................................. — 26,805,019 — 26,805,019
Auto Components ...................................... — 14,789,306 — 14,789,306
Automobiles .......................................... — 7,487,196 — 7,487,196
Banks ............................................... — — 10,547,000 10,547,000
Beverages ........................................... — 2,112,323 — 2,112,323
Building Products ....................................... — 21,418,036 — 21,418,036
Capital Markets ........................................ — 18,863,086 9,210,913 28,073,999
Chemicals ............................................ — 46,091,990 2,260,029 48,352,019
Commercial Services & Supplies ............................. — 34,350,061 1,178,048 35,528,109
Communications Equipment ................................ — 4,961,100 — 4,961,100
Construction & Engineering ................................ — 19,895,987 — 19,895,987
Construction Materials .................................... — 8,426,011 — 8,426,011
Containers & Packaging .................................. — 23,970,227 3,173,659 27,143,886
Distributors ........................................... — 1,322,443 — 1,322,443
Diversified Consumer Services .............................. — 20,536,260 — 20,536,260
Diversified Financial Services ............................... — 76,747,590 101,494,238 178,241,828
Diversified Telecommunication Services ........................ — 50,432,509 — 50,432,509
Electric Utilities ........................................ — 2,771,290 — 2,771,290
Electrical Equipment ..................................... — 3,191,527 — 3,191,527
Entertainment ......................................... — 20,448,568 — 20,448,568
Food & Staples Retailing .................................. — 4,935,070 — 4,935,070
Food Products ......................................... — 32,587,107 — 32,587,107
Health Care Equipment & Supplies ........................... — 6,757,205 889,506 7,646,711
Health Care Providers & Services ............................ — 33,333,642 — 33,333,642
Health Care Technology .................................. — 9,791,303 — 9,791,303
Hotels, Restaurants & Leisure .............................. — 48,584,612 29,495,236 78,079,848
Household Durables ..................................... — 12,667,768 — 12,667,768
Household Products ..................................... — 2,296,130 — 2,296,130
Independent Power and Renewable Electricity Producers ............ — 1,548,352 — 1,548,352
Industrial Conglomerates .................................. — — 8,393,606 8,393,606
Insurance ............................................ — 58,611,035 — 58,611,035
Interactive Media & Services ............................... — 27,247,009 — 27,247,009
Internet & Direct Marketing Retail ............................ — 11,313,799 431,554 11,745,353
IT Services ........................................... — 22,505,706 2,324,883 24,830,589
Leisure Products ....................................... — 1,538,805 — 1,538,805
Life Sciences Tools & Services .............................. — 17,310,214 4,602,935 21,913,149
Machinery ............................................ — 49,121,949 — 49,121,949
Media ............................................... — 55,840,113 6,116,032 61,956,145
Oil, Gas & Consumable Fuels ............................... — 18,135,290 3,264,127 21,399,417
Personal Products ...................................... — 11,176,892 — 11,176,892
Pharmaceuticals ....................................... — 21,744,145 — 21,744,145
Professional Services .................................... — 28,004,423 1,482,030 29,486,453
Road & Rail ........................................... — 5,637,714 — 5,637,714
Semiconductors & Semiconductor Equipment .................... — 826,413 — 826,413

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
Software ............................................. $ — $ 182,057,285 $ 3,430,222 $ 185,487,507
Specialty Retail ........................................ — 32,194,223 — 32,194,223
Textiles, Apparel & Luxury Goods ............................ — 1,345,997 — 1,345,997
Trading Companies & Distributors ............................ — 17,893,934 — 17,893,934
Transportation Infrastructure ............................... — 1,433,347 11,543,118 12,976,465
Wireless Telecommunication Services ......................... — 12,240,957 — 12,240,957
Foreign Agency Obligations ................................. — 74,301,687 — 74,301,687
Foreign Government Obligations .............................. — 271,834,213 — 271,834,213
Investment Companies .................................... 507,204,927 — — 507,204,927
Non-Agency Mortgage-Backed Securities ........................ — 950,916,028 48,306,066 999,222,094
Preferred Securities
Banks ............................................... 231,146 196,685,027 — 196,916,173
Capital Markets ........................................ — 98,243,274 — 98,243,274
Commercial Services & Supplies ............................. — 13,328,880 — 13,328,880
Consumer Finance ...................................... 8,098,800 70,343,057 — 78,441,857
Diversified Financial Services ............................... — 16,688,888 — 16,688,888
Electric Utilities ........................................ — 34,779,237 — 34,779,237
Independent Power and Renewable Electricity Producers ............ — 1,872,521 — 1,872,521
Insurance ............................................ 18,257,400 25,789,130 — 44,046,530
Oil, Gas & Consumable Fuels ............................... 22,500,922 54,773,078 — 77,274,000
Technology Hardware, Storage & Peripherals .................... — 39,283,832 — 39,283,832
Rights ................................................ — 7,834 — 7,834
U.S. Government Sponsored Agency Securities .................... — 5,885,783 — 5,885,783
Warrants .............................................. 21,597 — — 21,597
Short-Term Securities ....................................... 238,865,320 — — 238,865,320
Options Purchased
Equity contracts .......................................... 45,161 — — 45,161
Unfunded Floating Rate Loan Interests
(a)
.............................. — — 65 65
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (751) (58,427) (59,178)
$ 2,880,432,604 $ 13,863,720,918 $ 270,146,681 $ 17,014,300,203
Investments valued at NAV
(b)
...................................... 333,887,877
$ —
$ 17,348,188,080
$ —
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 179,155 $ — $ 179,155
Equity contracts ........................................... 4,142,799 — — 4,142,799
Foreign currency exchange contracts ............................ 6,414,939 1,362,003 — 7,776,942
Interest rate contracts ....................................... 4,838,329 — — 4,838,329
Liabilities
Credit contracts ........................................... — (216,235) — (216,235)
Equity contracts ........................................... (24,093,117) (7,626,234) — (31,719,351)
Foreign currency exchange contracts ............................ — (4,602,890) — (4,602,890)
Interest rate contracts ....................................... (2,370,862) — — (2,370,862)
$ (11,067,912) $ (10,904,201) $ — $ (21,972,113)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2022
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2021 ....................................... $ 86,050,284 $ 67,395 $ — $ 147,229,472 $ 50,295,397 $ (6,785) $ 283,635,763
Transfers into Level 3 ................................................. 1,319,702 22,061 — 37,771,874 — — 39,113,637
Transfers out of Level 3 ................................................ (82,190,207) — — (31,789,292) (1,334,500) — (115,313,999)
Other ........................................................... — — — — — — —
Accrued discounts/premiums ............................................. 48 — — 21,904 — — 21,952
Net realized gain (loss) ................................................ — (1,220,412) — 13,352 — — (1,207,060)
Net change in unrealized depreciation
(a)
..................................... (699,827) (2,512,591) (229,320) (7,182,379) (654,831) (51,577) (11,330,525)
Purchases ......................................................... 9,496,325 4,122,591 11,734,320 56,664,420 — — 82,017,656
Sales ............................................................ (3,500,000) (398,528) — (2,892,215) — — (6,790,743)
Closing balance, as of March 31, 2022 ......................................
$ 10,476,325 $ 80,516 $ 11,505,000 $ 199,837,136 $ 48,306,066 $ (58,362) $ 270,146,681
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022
(a )
$ (384,962) $ (5,397,294) $ (229,320) $ 2,890,909 $ (654,831) $ (51,577) $ (3,827,075)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.